UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-08495

Nationwide Mutual Funds

(Exact name of registrant as specified in charter)

1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

1000 Continental Drive, Suite 400

King of Prussia, Pennsylvania 19406

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 230-2800

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

July 31, 2012 (Unaudited)

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

Common Stocks 11.2%

	Shares	Market Value
Health Care Providers & Services 0.0%†
Extendicare, Inc. *	1,700	$13,002

Real Estate Investment Trusts (REITs) 9.2%
Abacus Property Group	7,565	15,715
Acadia Realty Trust	1,146	27,435
Alexandria Real Estate Equities, Inc.	1,833	134,689
American Campus Communities, Inc.	2,104	100,277
Apartment Investment & Management Co., Class A	3,353	91,973
Artis Real Estate Investment Trust	1,300	21,895
Ascendas Real Estate Investment Trust	46,000	83,726
Ashford Hospitality Trust, Inc.	1,849	14,108
AvalonBay Communities, Inc.	2,520	370,667
Befimmo SCA Sicafi	410	24,477
Beni Stabili SpA	23,765	10,845
Big Yellow Group PLC	3,258	15,907
BioMed Realty Trust, Inc.	4,504	84,675
Boardwalk Real Estate Investment Trust	700	44,673
Boston Properties, Inc.	3,889	431,290
Brandywine Realty Trust	3,813	45,298
BRE Properties, Inc.	2,087	109,943
British Land Co. PLC	25,545	213,472
BWP Trust	10,844	22,463
Calloway Real Estate Investment Trust	1,400	41,252
Cambridge Industrial Trust	32,641	15,700
Camden Property Trust	2,241	159,806
Canadian Apartment Properties REIT	1,200	29,424
Canadian Real Estate Investment Trust	1,100	46,222
CapitaCommercial Trust	55,000	59,080
Capital Property Fund	36,641	47,762
Capital Shopping Centres Group PLC	18,659	93,885
CapitaMall Trust	59,000	92,729
CBL & Associates Properties, Inc.	3,883	76,612
CFS Retail Property Trust Group	49,132	101,972
Champion REIT	49,000	21,478
Charter Hall Retail REIT	6,959	25,224
Chartwell Seniors Housing Real Estate Investment Trust	1,900	19,022
Cofinimmo	425	46,048
Colonial Properties Trust	2,330	52,774
Commonwealth Property Office Fund	66,148	74,257
CommonWealth REIT	2,406	43,885
Corio NV	1,499	66,215
Corporate Office Properties Trust	2,194	48,838
Cousins Properties, Inc.	2,118	16,076
CubeSmart	2,862	34,315
Daiwa Office Investment Corp.	7	18,934
DCT Industrial Trust, Inc.	7,175	44,915
DDR Corp.	6,573	98,858
Derwent London PLC	2,795	85,183
Dexus Property Group	133,926	138,769
DiamondRock Hospitality Co.	4,609	43,601
Digital Realty Trust, Inc.	2,915	227,574
Douglas Emmett, Inc.	3,700	86,987
Duke Realty Corp.	6,923	100,107
DuPont Fabros Technology, Inc.	1,846	49,657
EastGroup Properties, Inc.	683	36,527
Education Realty Trust, Inc.	2,336	27,378
Equity Lifestyle Properties, Inc.	1,208	86,879
Equity One, Inc.	1,564	33,923
Equity Residential	7,934	502,302
Essex Property Trust, Inc.	991	155,944
Eurocommercial Properties NV	1,047	35,339
Extra Space Storage, Inc.	2,654	86,892
Federal Realty Investment Trust	1,880	204,281
FelCor Lodging Trust, Inc. *	3,611	17,477
First Industrial Realty Trust, Inc. *	2,228	28,385
First Potomac Realty Trust	1,448	16,782
Fonciere des Regions	784	56,581
Fountainhead Property Trust	25,839	24,854
Franklin Street Properties Corp.	1,860	19,288
Frasers Commercial Trust	12,000	10,500
Frontier Real Estate Investment Corp.	5	40,781
Fukuoka REIT Co.	3	21,166
Gecina SA	577	52,821
General Growth Properties, Inc.	10,637	192,742
Global One Real Estate Investment Corp.	3	18,856
Goodman Group	42,905	168,743
Goodman Property Trust	19,965	16,321
GPT Group	52,113	187,484
Great Portland Estates PLC	8,889	59,705
H&R Real Estate Investment Trust	2,100	52,351
Hammerson PLC	20,110	145,501
Hankyu REIT Inc.	2	9,065
HCP, Inc.	10,893	514,259
Health Care REIT, Inc.	5,497	342,078
Healthcare Realty Trust, Inc.	2,132	52,362
Hersha Hospitality Trust	4,158	20,208
Highwoods Properties, Inc.	2,021	68,451
Home Properties, Inc.	1,479	97,037
Hospitality Properties Trust	3,496	84,848
Host Hotels & Resorts, Inc.	19,662	288,638
Inland Real Estate Corp.	1,736	13,853
Investa Office Fund	16,982	51,734
Is Gayrimenkul Yatirim Ortakligi AS	23,479	15,265
Japan Excellent, Inc.	5	24,564
Japan Prime Realty Investment Corp.	19	49,376
Japan Real Estate Investment Corp.	14	132,123
Japan Retail Fund Investment Corp.	49	81,952
Kenedix Realty Investment Corp.	8	25,628
Kilroy Realty Corp.	2,006	94,964
Kimco Realty Corp.	11,553	225,168
Kite Realty Group Trust	1,398	7,032
Kiwi Income Property Trust	29,065	25,383
Klepierre	2,638	85,801
Land Securities Group PLC	22,441	277,198
LaSalle Hotel Properties	2,306	60,556
Liberty Property Trust	3,340	121,209
Link REIT (The)	63,500	277,790
Macerich Co. (The)	3,629	211,970
Mack-Cali Realty Corp.	2,544	68,154
Mapletree Logistics Trust	36,000	29,295
Mid-America Apartment Communities, Inc.	1,097	75,945
Mori Hills REIT Investment Corp.	5	21,055
MORI TRUST Sogo Reit, Inc.	5	41,871
Nippon Building Fund, Inc.	15	145,541
Nomura Real Estate Office Fund, Inc.	8	46,006
Orix JREIT, Inc.	8	35,924
Pebblebrook Hotel Trust	1,230	27,946

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Pennsylvania Real Estate Investment Trust	1,424	20,449
Piedmont Office Realty Trust, Inc., Class A	4,952	84,481
Post Properties, Inc.	1,480	76,442
Premier Investment Corp.	6	21,038
Primaris Retail Real Estate Investment Trust	1,200	28,730
Prologis, Inc.	12,601	407,390
PS Business Parks, Inc.	469	31,709
Public Storage	3,769	561,393
Ramco-Gershenson Properties Trust	1,110	14,141
Regency Centers Corp.	2,588	123,836
RioCan Real Estate Investment Trust	3,000	85,676
SA Corporate Real Estate Fund	31,111	13,577
Saul Centers, Inc.	328	13,658
Segro PLC	19,087	70,551
Senior Housing Properties Trust	4,799	109,177
Shaftesbury PLC	7,290	62,053
Simon Property Group, Inc.	8,081	1,296,920
SL Green Realty Corp.	2,425	190,969
Societe Immobiliere de Location pour l’Industrie et le Commerce	246	24,155
Sovran Self Storage, Inc.	752	42,939
Starhill Global REIT	29,000	16,529
Sun Communities, Inc.	535	24,926
Sunstone Hotel Investors, Inc. *	3,255	32,583
Suntec Real Estate Investment Trust	63,000	72,998
Sycom Property Fund	2,648	9,023
Tanger Factory Outlet Centers	2,378	76,572
Taubman Centers, Inc.	1,575	122,094
Tokyu REIT, Inc.	5	24,207
Top REIT, Inc.	4	18,343
UDR, Inc.	5,996	159,554
Unibail-Rodamco SE	2,493	478,022
United Urban Investment Corp.	58	62,928
Universal Health Realty Income Trust	347	15,108
Vastned Retail NV	535	20,351
Ventas, Inc.	7,699	517,758
Vornado Realty Trust	4,941	412,573
Washington Real Estate Investment Trust	1,832	48,914
Weingarten Realty Investors	3,321	89,268
Westfield Group	57,428	600,698
Westfield Retail Trust	81,855	261,536
Workspace Group PLC	3,281	12,788
Yuexiu Real Estate Investment Trust	21,000	9,789

		16,386,587

Real Estate Management & Development 2.0%
Aeon Mall Co., Ltd.	2,600	62,188
AMP NZ Office Ltd.	26,450	21,181
Argosy Property Ltd.	14,216	10,016
Atrium European Real Estate Ltd.	5,530	24,676
Ayala Land, Inc.	161,500	84,198
Brookfield Asset Management, Inc., Class A	15,200	515,634
Brookfield Office Properties, Inc.	8,241	140,674
CA Immobilien Anlagen AG *	2,046	20,216
Capital & Counties Properties PLC	23,398	76,812
CapitaLand Ltd.	72,000	172,548
Castellum AB	4,881	65,390
Daibiru Corp.	1,300	9,078
Echo Investment SA *	13,101	13,946
Fabege AB	4,199	36,325
First Capital Realty, Inc.	2,700	49,997
Forest City Enterprises, Inc., Class A *	4,742	66,910
Global Logistic Properties Ltd.	72,000	129,484
Globe Trade Centre SA *	8,712	16,189
Grainger PLC	11,470	16,204
GuocoLand Ltd.	13,000	17,329
Hang Lung Group Ltd.	24,000	154,927
Hang Lung Properties Ltd.	66,000	233,186
Heiwa Real Estate Co., Ltd.	4,500	10,490
Hongkong Land Holdings Ltd.	34,000	202,913
Hysan Development Co., Ltd.	17,342	73,023
Immofinanz AG *	30,082	98,358
IVG Immobilien AG *	4,008	9,267
Kerry Properties Ltd.	18,000	82,299
KLCC Property Holdings Bhd	5,800	9,422
Kungsleden AB	3,899	22,280
Mitsui Fudosan Co., Ltd.	24,000	462,416
NTT Urban Development Corp.	43	34,652
PSP Swiss Property AG REG*	1,004	90,140
Robinsons Land Corp.	65,600	30,522
Singapore Land Ltd.	3,000	14,266
SM Prime Holdings, Inc.	211,375	70,686
SP Setia Bhd	35,800	41,399
Swiss Prime Site AG REG*	1,461	122,302
Tokyu Land Corp.	15,000	75,655
United Industrial Corp. Ltd.	4,000	8,502
Wheelock & Co., Ltd.	23,000	89,893

		3,485,593

Total Common Stocks (cost $18,741,862)		19,885,182

U.S. Treasury Bonds 7.6%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds
0.13%, 04/15/16(a)	$580,000	$634,397
0.13%, 04/15/17	250,000	269,753
0.13%, 01/15/22	625,000	685,084
0.50%, 04/15/15	320,000	355,068
0.63%, 07/15/21	540,300	623,489
0.75%, 02/15/42	140,000	159,019
1.13%, 01/15/21(a)	555,000	680,912
1.25%, 04/15/14	230,000	259,242
1.25%, 07/15/20(a)	490,000	608,247
1.38%, 07/15/18	225,000	277,425
1.38%, 01/15/20	285,000	356,977
1.63%, 01/15/15	285,000	366,922
1.63%, 01/15/18	250,000	316,713
1.75%, 01/15/28	235,000	333,358
1.88%, 07/15/13	300,000	385,649
1.88%, 07/15/15	255,000	330,472
1.88%, 07/15/19	230,000	299,929
2.00%, 01/15/14	315,000	408,619
2.00%, 07/15/14	285,000	369,922
2.00%, 01/15/16	255,000	328,940
2.00%, 01/15/26	300,000	454,644
2.13%, 01/15/19	225,000	291,680
2.13%, 02/15/40	230,000	365,414
2.13%, 02/15/41	365,000	576,777
2.38%, 01/15/17	260,000	344,719
2.38%, 01/15/25	425,000	698,342
2.38%, 01/15/27	250,000	392,914
2.50%, 07/15/16	300,000	393,827
2.50%, 01/15/29	215,000	329,904
2.63%, 07/15/17	210,000	279,100
3.38%, 04/15/32	75,000	162,089
3.63%, 04/15/28	255,000	575,364
3.88%, 04/15/29	295,000	686,997

Total U.S. Treasury Bonds (cost $12,531,450)		13,601,908

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

U.S. Treasury Note 28.0%

	Principal Amount	Market Value
U.S. Treasury Note, 3.13%, 05/15/19	43,400,000	49,706,541

Total U.S. Treasury Note (cost $49,441,025)		49,706,541

Commodity-Linked Notes 5.5%

	Principal Amount	Market Value
Bank of America Corp. Commodity Note, one-month U.S. Dollar LIBOR due 04/08/13 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	$3,500,000	$3,012,994
JPMorgan Chase Bank, NA Commodity Note, three-month U.S. Dollar LIBOR-0.10% due 04/08/13 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	2,144,000	1,846,841
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 04/08/13 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	5,000,000	4,304,412
UBS AG Commodity Note, three-month U.S. Dollar LIBOR due 07/22/13 (indexed to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return) (b)(c)(d)	450,000	533,662

Total Commodity-Linked Notes (cost $11,094,000)		9,697,909

Purchased Options 0.1%

	Number of Contracts	Market Value
Call Options 0.1%
KLCI Index, Expires 8/30/12, Strike Price MYR 1,639.00*	48	12,630
KOSPI 200 Index, Expires 9/13/12, Strike Price KRW 247.60*	26	95,381
SET50 Index, Expires 9/27/12, Strike Price THB 789.80*	20	30,178

Total Purchased Options (cost $1,666)		138,189

Mutual Fund 46.6%

	Shares	Market Value
Money Market Fund 46.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22% (e)	82,823,644	82,823,644

Total Mutual Fund (cost $82,823,644)		82,823,644

Total Investments (cost $174,633,647) (f) — 99.0%		175,853,373
Other assets in excess of liabilities — 1.0%		1,818,093

NET ASSETS — 100.0%		$177,671,466

*	Denotes a non-income producing security.
(a)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2012. The maturity date represents the actual maturity date.
(c)	Security is linked to the Dow Jones-UBS Commodity Index 3 Month Forward Total Return. Security does not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-UBS Commodity Index 3 Month Forward Total Return. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2012 was $9,697,909 which represents 5.46% of net assets.
(e)	Represents 7-day effective yield as of July 31, 2012.
(f)	At July 31, 2012, the tax basis cost of the Fund’s investments was $174,826,371, tax unrealized appreciation and depreciation were $3,253,379 and $(2,226,377), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
AS	Stock Corporation
Bhd	Public Limited Company
KRW	South Korean Won

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

LIBOR	London Interbank Offered Rate
Ltd.	Limited
MYR	Malaysian Ringgit
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SCA	Limited partnership with share capital
SE	European Public Limited Liability Company
SpA	Limited Share Company
THB	Thailand Baht

At July 31, 2012, the Fund’s open written options contracts were as follows:

Put Options

Number of contracts	Description	Counterparty	Expiration Date	Premiums Paid/(Received)	Value at July 31, 2012	Unrealized Appreciation/ (Depreciation)
48	KLCI Index (Strike Price MYR 1639.00)	Credit Suisse International	08/30/12	$—	$(19,002)	$(19,002)
26	KOSPI 200 Index (Strike Price KRW 247.60)	Credit Suisse International	09/13/12	—	(58,146)	(58,146)
20	SET50 Index (Strike Price THB 789.80)	Credit Suisse International	09/27/12	—	(9,021)	(9,021)

				$—	$(86,169)	$(86,169)

Amounts designated as “—” are zero or have been rounded to zero.

At July 31, 2012, the Fund’s open swap contracts were as follows:

Credit default swaps on sovereign issues - sell protection1

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2012[3]	Termination Date	Upfront Premium (Received) Paid[4]	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Republic of Colombia	1.00%	$100,000	1.131%	06/20/17	$(2,132)	$1,625
Bank of America Corp.	Republic of Indonesia	1.00%	3,600,000	1.598%	06/20/17	(150,396)	53,777
Bank of America Corp.	Republic of Philippines	1.00%	1,000,000	1.326%	06/20/17	(30,878)	16,541
Credit Suisse International	Republic of Colombia	1.00%	500,000	0.988%	09/20/16	(8,045)	8,871
Credit Suisse International	Republic of Colombia	1.00%	200,000	0.988%	09/20/16	(1,169)	1,499
Credit Suisse International	Republic of Columbia	1.00%	200,000	0.988%	09/20/16	(1,102)	1,432
Credit Suisse International	Republic of Panama	1.00%	100,000	0.974%	09/20/16	(79)	300
Credit Suisse International	Republic of Peru	1.00%	500,000	1.068%	09/20/16	(6,062)	5,275
Credit Suisse International	Republic of Peru	1.00%	100,000	1.068%	09/20/16	(980)	823
Credit Suisse International	Republic of Philippines	1.00%	200,000	1.040%	09/20/16	(4,618)	4,527
Credit Suisse International	Republic of Turkey	1.00%	100,000	1.591%	09/20/16	(3,430)	1,173
Credit Suisse International	Republic of Turkey	1.00%	1,800,000	1.591%	09/20/16	(78,529)	37,896
Credit Suisse International	Russia Foreign Bond	1.00%	1,500,000	1.472%	09/20/16	(33,229)	6,435
Credit Suisse International	Russia Foreign Bond	1.00%	100,000	1.472%	09/20/16	(1,665)	(121)
Credit Suisse International	United Mexican States	1.00%	1,800,000	0.923%	09/20/16	(10,085)	17,840
Credit Suisse International	United Mexican States	1.00%	200,000	0.923%	09/20/16	(1,024)	1,885
Credit Suisse International	United Mexican States	1.00%	100,000	0.923%	09/20/16	(430)	862
Credit Suisse International	Republic of Colombia	1.00%	100,000	1.041%	12/20/16	(4,020)	3,959
Credit Suisse International	Republic of Indonesia	1.00%	200,000	1.401%	12/20/16	(8,162)	4,981
Credit Suisse International	Republic of Philippines	1.00%	200,000	1.147%	12/20/16	(12,451)	11,421
Credit Suisse International	Republic of Indonesia	1.00%	200,000	1.504%	03/20/17	(8,961)	4,689
Credit Suisse International	Republic of Indonesia	1.00%	100,000	1.504%	03/20/17	(2,954)	819
Credit Suisse International	Republic of Turkey	1.00%	600,000	1.741%	03/20/17	(37,327)	18,205
Credit Suisse International	Republic of Peru	1.00%	1,200,000	1.219%	06/20/17	(34,844)	23,786
Credit Suisse International	Republic of Venezuela	5.00%	1,200,000	8.980%	09/20/16	(214,200)	61,757
Credit Suisse International	Republic of Venezuela	5.00%	100,000	8.980%	09/20/16	(14,065)	1,361
Credit Suisse International	Republic of Venezuela	5.00%	100,000	9.060%	12/20/16	(15,694)	2,138
Credit Suisse International	Republic of Venezuela	5.00%	200,000	9.129%	03/20/17	(19,021)	(9,709)
Deutsche Bank AG	Federal Republic of Brazil	1.00%	100,000	1.120%	09/20/16	(594)	226
Deutsche Bank AG	Federal Republic of Brazil	1.00%	1,100,000	1.120%	09/20/16	(7,230)	3,180
Deutsche Bank AG	Republic of Panama	1.00%	800,000	0.974%	09/20/16	(1,173)	2,944
Deutsche Bank AG	Republic of Turkey	1.00%	200,000	1.741%	03/20/17	(15,668)	9,293
Deutsche Bank AG	Russia Foreign Bond	1.00%	200,000	1.621%	03/20/17	(14,733)	9,410
Deutsche Bank AG	Federal Republic of Brazil	1.00%	4,100,000	1.291%	06/20/17	(107,927)	56,338

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

Credit default swaps on sovereign issues - sell protection1 (continued)

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2012[3]	Termination Date	Upfront Premium (Received) Paid[4]	Unrealized Appreciation/ (Depreciation)
Deutsche Bank AG	Russia Foreign Bond	1.00%	$2,200,000	1.685%	06/20/17	$(130,847)	$62,731
Deutsche Bank AG	United Mexican States	1.00%	6,500,000	1.085%	06/20/17	(129,676)	111,036
Deutsche Bank AG	Republic of Venezuela	5.00%	3,600,000	9.193%	06/20/17	(445,550)	(100,206)
UBS AG	Republic of Indonesia	1.00%	100,000	1.284%	09/20/16	(1,390)	363
UBS AG	Republic of Indonesia	1.00%	1,100,000	1.284%	09/20/16	(18,400)	7,091
UBS AG	Republic of Panama	1.00%	100,000	0.974%	09/20/16	(1,454)	1,676
UBS AG	Republic of Philippines	1.00%	600,000	1.040%	09/20/16	(9,754)	9,481
UBS AG	Republic of Philippines	1.00%	100,000	1.040%	09/20/16	(1,268)	1,223
UBS AG	Republic of Turkey	1.00%	100,000	1.591%	09/20/16	(3,935)	1,678
UBS AG	Republic of Peru	1.00%	300,000	1.124%	12/20/16	(5,354)	4,109
UBS AG	Russia Foreign Bond	1.00%	300,000	1.551%	12/20/16	(12,922)	6,235
UBS AG	Federal Republic of Brazil	1.00%	300,000	1.239%	03/20/17	(7,795)	4,909
UBS AG	Republic of Panama	1.00%	500,000	1.072%	03/20/17	(10,436)	9,390
UBS AG	Republic of Peru	1.00%	100,000	1.174%	03/20/17	(3,105)	2,439
UBS AG	United Mexican States	1.00%	100,000	1.036%	03/20/17	(2,258)	2,211
UBS AG	Republic of Panama	1.00%	1,900,000	1.114%	06/20/17	(41,451)	33,383
UBS AG	Republic of Turkey	1.00%	4,100,000	1.806%	06/20/17	(270,232)	120,604

						$(1,948,704)	$643,791

Credit default swaps on credit indices — sell protection[1]

Counterparty	Reference Entity	Fixed Annual Rate Paid by Fund	Notional Amount[2]	Implied Credit Spread as of July 31, 2012[3]	Termination Date	Upfront Premium (Received) Paid[4]	Unrealized Appreciation/ (Depreciation)
Bank of America Corp.	Markit CDX North America High Yield Index Series 18	5.00%	$10,500,000	5.774%	06/20/17	$(307,607)	$45,679
Bank of America Corp.	Markit CDX North America High Yield Index Series 18	5.00%	1,000,000	5.774%	06/20/17	(35,987)	11,042
Deutsche Bank AG	Markit CDX North America High Yield Index Series 18	5.00%	18,800,000	5.774%	06/20/17	(1,069,938)	600,962

						$(1,413,532)	$657,683

1	The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.
2	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
3	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
4	Upfront premiums generally related to payments received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

At July 31, 2012, the Fund has $580,000, $1,090,000 and $240,000 segregated as collateral with Bank of America Corp., Deutsche Bank AG and UBS AG, respectively, for open credit default swap contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

Equity Swaps

Counterparty	Reference Entity	Termination Date	Notional Amount		Unrealized Appreciation/ (Depreciation)
Credit Suisse International	Bovespa Index	08/15/12	BRL	5,041,881	$61,504
Credit Suisse International	ISE 30 Index	08/31/12	TRY	686,756	21,798
Credit Suisse International	RTS Index	09/17/12		$1,039,011	56,109
Credit Suisse International	WIG20 Index	09/21/12	PLN	951,908	6,688

					$146,099

BRL	Brazilian Real
PLN	Polish Zloty
TRY	Turkish Lira

At July 31, 2012, the Fund had $790,000 segregated as collateral with Credit Suisse International for open written options, credit default swaps, and equity swaps contracts.

At July 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
9	Australian 10 Year Bond Future	09/17/12	$1,188,918	$(4,234)
11	Canadian 10 Year Bond Future	09/19/12	1,523,997	27,707
182	EURO-BOBL Future	09/06/12	28,607,415	375,402
45	FTSE/JSE Top 40 Future	09/20/12	1,643,818	(14,883)
53	H-Shares Index Future	08/30/12	3,295,627	150,869
9	Japan 10 Year Bond Treasury Future	09/10/12	16,589,952	84,050
14	Long GILT Future	09/26/12	2,675,254	78,764
39	Mexican Bolsa Index Future	09/21/12	1,198,549	89,184
78	MSCI Taiwan Index Future	08/30/12	1,978,080	108,069
114	SGX S&P CNX Nifty Future	08/30/12	1,196,544	26,534

			$59,898,154	$921,462

CNX	CRISIL NSE Index
GILT	Government Index-Linked Treasury
JSE	Johannesburg Stock Exchange
SGX	Singapore Exchange

At July 31, 2012, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

Currency	Counterparty	Delivery Date	Currency Delivered	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Short Contracts:
Brazilian Real	State Street Bank and Trust Co.	8/02/12	(5,000,000)	$(2,447,981)	$(2,439,977)	$8,004
Hong Kong Dollar	Societe Generale	9/19/12	(20,800,000)	(2,681,622)	(2,682,677)	(1,055)
Indian Rupee	Peregrine Brokerage Ltd.	9/20/12	(39,600,000)	(696,509)	(704,787)	(8,278)
South Korean Won	Societe Generale	9/19/12	(1,967,700,000)	(1,674,496)	(1,734,628)	(60,132)
Malaysian Ringgit	Societe Generale	9/19/12	(900,000)	(281,426)	(286,578)	(5,152)
Mexican Peso	Peregrine Brokerage Ltd.	9/19/12	(6,600,000)	(466,398)	(493,950)	(27,552)
Polish Zlotych	Peregrine Brokerage Ltd.	9/19/12	(600,000)	(173,000)	(178,537)	(5,537)
South African Rand	Peregrine Brokerage Ltd.	9/19/12	(5,600,000)	(657,933)	(672,110)	(14,177)
Taiwan Dollar	Peregrine Brokerage Ltd.	9/19/12	(39,600,000)	(1,324,858)	(1,320,700)	4,158
Thailand Baht	Societe Generale	9/19/12	(7,000,000)	(220,507)	(221,645)	(1,138)
Turkish Lira	Peregrine Brokerage Ltd.	9/19/12	(200,000)	(107,544)	(110,550)	(3,006)

Total Short Contracts				$(10,732,274)	$(10,846,139)	$(113,865)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

Currency	Counterparty	Delivery Date	Currency Received	Contract Value	Market Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
Brazilian Real	Standard Chartered Bank	8/02/12	5,000,000	$2,414,818	$2,439,977	$25,159
Brazilian Real	State Street Bank and Trust Co.	9/05/12	5,000,000	2,433,409	2,424,164	(9,245)
Czech Republic Koruna	Peregrine Brokerage Ltd.	9/19/12	2,200,000	107,156	106,874	(282)
Hong Kong Dollar	Barclays Bank PLC	9/19/12	49,600,000	6,395,791	6,397,152	1,361
Hungarian Forint	Peregrine Brokerage Ltd.	9/19/12	19,600,000	80,054	84,992	4,938
Indian Rupee	Morgan Stanley Co., Inc.	9/20/12	110,000,000	1,941,063	1,957,740	16,677
South Korean Won	Citibank NA	9/19/12	5,247,200,000	4,431,943	4,625,674	193,731
Malaysian Ringgit	Nomura Securities Tokyo	9/19/12	3,600,000	1,126,232	1,146,312	20,080
Mexican Peso	State Street Bank and Trust Co.	9/19/12	18,700,000	1,312,142	1,399,525	87,383
Polish Zlotych	Peregrine Brokerage Ltd.	9/19/12	1,500,000	425,653	446,343	20,690
South African Rand	UBS AG	9/19/12	17,500,000	2,067,385	2,100,346	32,961
Taiwan Dollar	BNP Paribas	9/19/12	102,300,000	3,435,191	3,411,808	(23,383)
Thailand Baht	Peregrine Brokerage Ltd.	9/19/12	21,000,000	663,507	664,934	1,427
Turkish Lira	Peregrine Brokerage Ltd.	9/19/12	800,000	424,358	442,201	17,843

Total Long Contracts				$27,258,702	$27,648,042	$389,340

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Health Care Providers & Services	$13,002	$—	$—	$13,002
Real Estate Investment Trusts (REITs)	11,119,937	5,266,650	—	16,386,587
Real Estate Management & Development	773,215	2,712,378	—	3,485,593

Total Common Stocks	$11,906,154	$7,979,028	$—	$19,885,182

Commodity-Linked Notes	—	9,697,909	—	9,697,909
Swap Contracts	146,099	12,748	—	158,847
Forward Foreign Currency Contracts	—	434,412	—	434,412
Futures Contracts	940,579	—	—	940,579
Mutual Fund	82,823,644	—	—	82,823,644
Purchased Options	—	138,189	—	138,189
U.S. Treasury Bonds	—	13,601,908	—	13,601,908
U.S. Treasury Note	—	49,706,541	—	49,706,541

Total Assets	$95,816,476	$81,570,735	$—	$177,387,211

Liabilities:
Swap Contracts	—	(2,073,510)	—	(2,073,510)
Forward Foreign Currency Contracts	—	(158,937)	—	(158,937)
Futures Contracts	(19,117)	—	—	(19,117)
Options Written	—	(86,169)	—	(86,169)

Total Liabilities	$(19,117)	$(2,318,616)	$—	$(2,337,733)

Total	$95,797,359	$79,252,119	$—	$175,049,478

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using options, swap contracts, futures and forward foreign currency contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

Options

The Fund purchased and wrote call and put options, respectively, on foreign indices, and entered into closing transactions with respect to such options to terminate an existing position. Such call and put options are purchased to replicate the performance of an index. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the strike price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the strike price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value. The Fund segregates liquid assets to cover its obligations under its option contracts.

When the Fund writes a call or a put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire unexercised are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds from or offset against amounts paid on the underlying transaction to determine the realized gain or loss on such underlying transaction. When the Fund writes an option, it has no control over whether the option will be exercised, and as a result bears the risk of an unfavorable change in the price of the instrument underlying the written option. Writing options entails the risk that the Fund may not be able to enter into a closing transaction because of an illiquid market.

Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise, at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position will reflect, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by the Fund include American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to effect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than purchased options) expose the Fund to counterparty risk. To the extent required by Securities Exchange Commission (“SEC”) guidelines, the Fund will not enter into any such transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. The Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Swap Agreements

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended July 31, 2012. Swap agreements are privately negotiated agreements between the Fund and a counterparty. The Fund uses credit default swap contracts to create synthetic long exposure to domestic indices and sovereign debt securities. The Fund segregates liquid assets to cover its obligations under the credit default swap contracts.

As the seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, If no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) were to occur, the Fund either (i) pays to the buyer of protection an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays a net settlement amount in the form of cash or securities to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swaps on sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. The Fund uses credit default swaps on sovereign issues to take a long position to replicate performance of a particular security.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swaps on indices is often less expensive than it would be to buy many issuer-specific credit default swaps to achieve a similar effect.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Alternatives Allocation Fund

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Pricing services utilize comparisons to two valuation sources. If the valuations differ by more than 100 basis points against the notional amount, further investigation with the pricing services takes place. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on sovereign issues and credit indices, and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of July 31, 2012 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Equity Swaps. The Fund entered into equity swap contracts to invest in a market without owning or taking physical custody of securities in various circumstances. Equity swaps are also used to provide particular index exposure. The counterparty to an equity swap contract is a financial institution. The Fund’s equity swap contracts are structured in a manner in which the counterparty and the Fund each agree to pay the other party the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in the particular indices. The Fund has segregated liquid assets to cover its obligations under the equity swaps contracts.

The Fund entered into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments are made at the conclusion of an equity swap contract or periodically during its term. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that the Fund is contractually obligated to make. If the other party to an equity swap defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive, if any. Equity swaps are valued at the last quoted sales price on the valuation date and are generally categorized as Level 1 investments within the hierarchy.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to meet the Fund’s investment objectives and to obtain and/or manage exposure related to the value of equities and interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objectives. The Fund entered into forward foreign currency contracts to gain exposure to certain currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Trust’s Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2012

Assets:		Fair Value
Swaps, at value
Credit risk	Swap agreements, at value	$12,748
Equity risk	Swap agreements, at value	146,099
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	374,656
Interest rate risk	Unrealized appreciation from futures contracts	565,923
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation from forward foreign currency contracts	434,412

Total		$1,533,838

Liabilities:		Fair Value
Written Options
Equity risk	Written options, at value	$(86,169)
Swap Agreements
Credit risk	Swap agreements, at value	(2,073,510)
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	(14,883)
Interest rate risk	Unrealized depreciation from futures contracts	(4,234)
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation from forward foreign currency contracts	(158,937)

Total		$(2,337,733)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Bond Fund

Asset-Backed Securities 0.8%

	Principal Amount	Market Value
Other 0.8%
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	$472,155	$399,356
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34(b)	397,579	394,558

Total Asset-Backed Securities (cost $869,722)		793,914

Collateralized Mortgage Obligations 8.3%

	Principal Amount	Market Value
ABN Amro Mortgage Corp., Series 2003-8, Class A23, 5.50%, 06/25/33	165,944	168,633
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(b)	506,466	506,587
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	885,534	637,980
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	605,265	580,460
Federal National Mortgage Association REMICS Series 2003-33, Class LB, 5.50%, 05/25/23	2,000,000	2,274,996
Series 2009-42, Class AP, 4.50%, 03/25/39	2,646,903	2,822,157
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	872,070	700,570
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	258,920	260,551

Total Collateralized Mortgage Obligations (cost $7,995,493)		7,951,934

Commercial Mortgage Backed Securities 10.1%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-6, Class AM 5.19%, 09/10/47(a)	1,000,000	1,106,514
Citigroup Commercial Mortgage Trust, Series 2007-C6, Class A3B 5.70%, 12/10/49(a)	1,000,000	1,118,092
Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A3 5.69%, 09/15/40(a)	1,000,000	1,052,513
Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4 5.44%, 03/10/39	2,000,000	2,260,826
GS Mortgage Securities Corp. II, Series 2006-GG8, Class AM 5.59%, 11/10/39	1,000,000	1,056,635
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2011-C4, Class A2 3.34%, 07/15/46(c)	2,000,000	2,138,258
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3 5.45%, 11/15/30(a)	1,000,000	1,043,866

Total Commercial Mortgage Backed Securities (cost $9,367,678)		9,776,704

Corporate Bonds 46.0%

	Principal Amount	Market Value
Airlines 0.5%
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	455,235	455,234

Beverages 1.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19	1,000,000	1,343,440

Capital Markets 2.0%
FMR LLC, 7.49%, 06/15/19(c)	750,000	921,439

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Fund

Corporate Bonds (Continued)

	Principal Amount	Market Value
Morgan Stanley, 5.50%, 01/26/20	$1,000,000	$1,000,593

		1,922,032

Chemicals 1.9%
Cytec Industries, Inc., 8.95%, 07/01/17	700,000	873,351
Mosaic Global Holdings, Inc., 7.30%, 01/15/28	750,000	960,535

		1,833,886

Commercial Banks 7.0%
Bank of America NA, 6.10%, 06/15/17	1,750,000	1,935,644
CoBank ACB, 7.88%, 04/16/18(c)	850,000	1,063,282
HSBC Holdings PLC, 6.80%, 06/01/38	750,000	907,219
ING Bank NV, 5.13%, 05/01/15(c)	1,000,000	1,018,473
Nordea Bank AB, 4.88%, 05/13/21(c)	1,000,000	1,038,643
Sovereign Bank, 8.75%, 05/30/18	750,000	819,374

		6,782,635

Computers & Peripherals 1.0%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	954,344

Diversified Financial Services 3.4%
General Electric Capital Corp. 5.30%, 02/11/21	500,000	572,957
4.65%, 10/17/21	750,000	857,299
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(d)	1,000,000	1,103,560
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	500,000	728,217

		3,262,033

Diversified Telecommunication Services 2.3%
Qwest Corp., 6.88%, 09/15/33	1,000,000	1,007,500
Verizon Communications, Inc., 5.50%, 04/01/17	1,000,000	1,186,995

		2,194,495

Electric Utilities 1.2%
PSEG Power LLC, 5.32%, 09/15/16	1,000,000	1,139,173

Electronic Equipment, Instruments & Components 0.8%
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	650,000	747,311

Energy Equipment & Services 1.2%
Weatherford International Ltd., 6.75%, 09/15/40	1,000,000	1,153,962

Food & Staples Retailing 1.1%
CVS Pass-Through Trust, 6.94%, 01/10/30	898,341	1,094,871

Gas Utilities 4.6%
Energy Transfer Partners LP, 6.50%, 02/01/42	1,000,000	1,139,331
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	1,000,000	1,255,322
Rockies Express Pipeline LLC, 3.90%, 04/15/15(c)	1,000,000	975,000
Sunoco Logistics Partners Operations LP, 5.50%, 02/15/20	1,000,000	1,109,098

		4,478,751

Health Care Providers & Services 1.6%
Express Scripts Holding Co., 4.75%, 11/15/21(c)	500,000	570,856
Hospira, Inc., 6.05%, 03/30/17	850,000	962,005

		1,532,861

Industrial Conglomerates 1.4%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,363,541

Insurance 2.9%
Liberty Mutual Group, Inc., 4.95%, 05/01/22(c)	850,000	870,413
Oil Insurance Ltd., 3.44%, 09/04/12(c)(d)	1,000,000	869,180
Principal Life Income Funding Trusts, 5.30%, 12/14/12	1,000,000	1,017,199

		2,756,792

Media 2.1%
Time Warner Cable, Inc., 6.75%, 07/01/18	1,000,000	1,257,389
Time Warner, Inc., 3.15%, 07/15/15	750,000	796,981

		2,054,370

Metals & Mining 0.8%
Anglo American Capital PLC, 9.38%, 04/08/19(c)	550,000	733,586

Oil, Gas & Consumable Fuels 4.4%
Anadarko Petroleum Corp., 6.95%, 06/15/19	800,000	1,000,945
Pride International, Inc., 6.88%, 08/15/20	1,000,000	1,255,280
Rowan Cos., Inc., 5.00%, 09/01/17	1,000,000	1,083,865
Transocean, Inc., 6.38%, 12/15/21	750,000	902,281

		4,242,371

Paper & Forest Products 0.9%
Stora Enso OYJ, 7.25%, 04/15/36(c)	1,000,000	900,000

Real Estate Investment Trusts (REITs) 1.1%
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,086,142

Real Estate Management & Development 1.1%
ProLogis LP, 6.63%, 12/01/19	850,000	1,020,937

Road & Rail 0.6%
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	537,361	579,921

Tobacco 0.7%
Reynolds American, Inc., 7.63%, 06/01/16	600,000	725,140

Total Corporate Bonds (cost $40,623,082)		44,357,828

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Fund

Municipal Bonds 2.5%

	Principal Amount	Market Value
California 0.9%
State of California, 5.70%, 11/01/21	$750,000	$876,623

District of Columbia 0.7%
Metropolitan Washington Airports Authority, 7.46%, 10/01/46	600,000	730,608

Illinois 0.9%
County of Cook, Series C, 6.21%, 11/15/33	725,000	839,057

Total Municipal Bonds (cost $2,270,385)		2,446,288

U.S. Government Mortgage Backed Agencies 4.1%
	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold
Pool Pool# E01443, 3.50%, 07/01/18	1,042,829	1,103,071
Federal National Mortgage Association Pool
Pool# 383661 6.62%, 06/01/16	1,671,441	1,895,159
Pool# 386905 5.00%, 04/01/19	864,208	981,425

Total U.S. Government Mortgage Backed Agencies (cost $3,523,296)		3,979,655

U.S. Treasury Bonds 6.7%

	Principal Amount	Market Value
U.S. Treasury Inflation Indexed Bonds 2.00%, 01/15/14	3,000,000	3,891,609
2.13%, 01/15/19	2,000,000	2,592,710

Total U.S. Treasury Bonds (cost $6,029,416)		6,484,319

U.S. Treasury Notes 16.3%

	Principal Amount	Market Value
U.S. Treasury Notes
3.13%, 01/31/17	2,500,000	2,787,500
0.88%, 04/30/17	10,650,000	10,802,263
2.13%, 08/15/21	2,000,000	2,130,624

Total U.S. Treasury Notes (cost $15,435,266)		15,720,387

Yankee Dollar 1.0%
	Principal Amount	Market Value
Oil, Gas & Consumable Fuels 1.0%
Nexen, Inc., 6.40%, 05/15/37	750,000	952,256

Total Yankee Dollar (cost $762,634)		952,256

Mutual Fund 3.7%
	Shares	Market Value
Money Market Fund 3.7%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22% (e)	3,539,329	$3,539,329

Total Mutual Fund (cost $3,539,329)		3,539,329

Total Investments (cost $90,416,301) (f) — 99.5%		96,002,614
Other assets in excess of liabilities — 0.5%		513,836

NET ASSETS — 100.0%		$96,516,450

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2012. The maturity date represents the actual maturity date.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2012.
(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2012 was $11,099,130 which represents 11.50% of net assets.
(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2012. The maturity date reflects the next call date.
(e)	Represents 7-day effective yield as of July 31, 2012.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Fund

(f)	At July 31, 2012, the tax basis cost of the Fund’s investments was $90,416,301, tax unrealized appreciation and depreciation were $6,289,011 and $(702,698), respectively.

AB	Stock Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$793,914	$—	$793,914
Collateralized Mortgage Obligations	—	7,951,934	—	7,951,934
Commercial Mortgage Backed Securities	—	9,776,704	—	9,776,704
Corporate Bonds	—	44,357,828	—	44,357,828
Municipal Bonds	—	2,446,288	—	2,446,288
Mutual Fund	3,539,329	—	—	3,539,329
U.S. Government Mortgage Backed Agencies	—	3,979,655	—	3,979,655
U.S. Treasury Bonds	—	6,484,319	—	6,484,319
U.S. Treasury Notes	—	15,720,387	—	15,720,387
Yankee Dollar	—	952,256	—	952,256

Total	$3,539,329	$92,463,285	$—	$96,002,614

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Asset-Backed Securities 0.2%

	Principal Amount	Market Value
Automobiles 0.1%
Ally Auto Receivables Trust, Series 2010-4, Class A4, 1.35%, 12/15/15	$1,000,000	$1,014,329

Credit Card 0.1%
Citibank Credit Card Issuance Trust, Series 2006-A3, Class A3, 5.30%, 03/15/18	750,000	871,550

Other 0.0%†
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A6, 6.62%, 03/01/16	250,000	278,162

Total Asset-Backed Securities (cost $2,114,624)		2,164,041

Commercial Mortgage Backed Securities 1.9%

	Principal Amount	Market Value
Banc of America Commercial Mortgage, Inc. Series 2005-3, Class AM, 4.73%, 07/10/43	1,000,000	1,051,217
Series 2006-6, Class A4, 5.36%, 10/10/45	600,000	673,775
Series 2007-1, Class A4, 5.45%, 01/15/49	1,630,000	1,858,373
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,384,000	1,343,250
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.07%, 12/10/49(a)	2,320,000	2,748,926
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	2,000,000	2,198,682
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 5.81%, 05/15/46(a)	1,490,000	1,692,446
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	1,676,674
Series 2006-LDP7, Class A4, 5.87%, 04/15/45(a)	1,000,000	1,144,988
Series 2006-LDP9, Class A3, 5.34%, 05/15/47	2,000,000	2,241,054
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	300,000	314,515
LB-UBS Commercial Mortgage Trust, Series 2003-C8, Class A4 5.12%, 11/15/32(a)	1,411,000	1,468,672
Merrill Lynch Mortgage Trust, Series 2003-KEY1, Class A4 5.24%, 11/12/35(a)	2,000,000	2,087,608
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3 5.96%, 08/12/49(a)	857,000	961,068
Wachovia Bank Commercial Mortgage Trust Series 2006-C25, Class A5, 5.74%, 05/15/43(a)	1,900,000	2,179,095
Series 2007-C33, Class A4, 5.90%, 02/15/51(a)	1,395,000	1,584,752

Total Commercial Mortgage Backed Securities (cost $20,929,028)		25,225,095

Corporate Bonds 21.8%

	Principal Amount	Market Value
Aerospace & Defense 0.3%
Boeing Co. (The), 4.88%, 02/15/20	200,000	244,420
Embraer SA, 5.15%, 06/15/22	250,000	261,250
General Dynamics Corp., 3.88%, 07/15/21	150,000	171,094
Goodrich Corp. 6.29%, 07/01/16	171,000	202,184
6.80%, 07/01/36	129,000	178,805
L-3 Communications Corp. 3.95%, 11/15/16	300,000	323,035
4.95%, 02/15/21	100,000	110,305
Lockheed Martin Corp. Series B, 6.15%, 09/01/36	196,000	260,012
5.72%, 06/01/40	150,000	190,395
Northrop Grumman Corp., 3.50%, 03/15/21	250,000	270,477
Raytheon Co. 6.40%, 12/15/18	144,000	181,529
3.13%, 10/15/20	250,000	269,401
Rockwell Collins, Inc., 5.25%, 07/15/19	70,000	83,894
United Technologies Corp. 4.88%, 05/01/15	460,000	512,242
4.50%, 04/15/20	250,000	296,563
6.13%, 07/15/38	400,000	550,941
4.50%, 06/01/42	350,000	405,886

		4,512,433

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value

Airlines 0.0%†
Southwest Airlines Co., 5.13%, 03/01/17	$103,000	$113,700

Auto Components 0.1%
Johnson Controls, Inc. 4.88%, 09/15/13	123,000	128,405
1.75%, 03/01/14	400,000	407,409
4.25%, 03/01/21	100,000	108,759
3.75%, 12/01/21	400,000	423,684

		1,068,257

Automobiles 0.1%
Daimler Finance North America LLC, 6.50%, 11/15/13	338,000	362,594
Ford Motor Co., 7.45%, 07/16/31(b)	350,000	434,437

		797,031

Beverages 0.6%
Anheuser-Busch Cos. LLC 5.00%, 03/01/19	164,000	191,648
5.75%, 04/01/36	151,000	195,840
6.00%, 11/01/41	103,000	143,480
Anheuser-Busch InBev Worldwide, Inc. 1.38%, 07/15/17	750,000	757,480
7.75%, 01/15/19	500,000	671,720
5.38%, 01/15/20	350,000	428,936
5.00%, 04/15/20	200,000	241,981
Beam, Inc., 5.38%, 01/15/16	105,000	118,667
Coca-Cola Co. (The) 1.80%, 09/01/16	578,000	601,214
3.15%, 11/15/20	450,000	491,484
Diageo Capital PLC 5.50%, 09/30/16	300,000	353,143
4.83%, 07/15/20	400,000	474,359
Diageo Finance BV, 5.30%, 10/28/15	451,000	511,976
Dr Pepper Snapple Group, Inc., 3.20%, 11/15/21	250,000	262,212
Pepsi Bottling Group, Inc. (The), Series B, 7.00%, 03/01/29	144,000	207,674
PepsiAmericas, Inc., 4.88%, 01/15/15	208,000	229,379
PepsiCo, Inc. 2.50%, 05/10/16	700,000	738,849
7.90%, 11/01/18	500,000	675,944
3.13%, 11/01/20	200,000	216,228

		7,512,214

Biotechnology 0.2%
Amgen, Inc. 2.30%, 06/15/16	200,000	208,464
3.45%, 10/01/20	200,000	210,916
6.40%, 02/01/39	300,000	379,499
5.15%, 11/15/41	350,000	387,406
5.38%, 05/15/43	250,000	285,056
Bio-Rad Laboratories, Inc., 4.88%, 12/15/20	100,000	105,603
Celgene Corp., 3.95%, 10/15/20	250,000	268,460
Genentech, Inc., 5.25%, 07/15/35	62,000	77,998
Gilead Sciences, Inc. 3.05%, 12/01/16	100,000	107,004
4.50%, 04/01/21	100,000	113,898
4.40%, 12/01/21	400,000	454,421

		2,598,725

Building Products 0.0%†
Owens Corning, 9.00%, 06/15/19	100,000	126,727

Capital Markets 1.0%
Ameriprise Financial, Inc., 5.30%, 03/15/20	100,000	115,923
Bear Stearns Cos. LLC (The) 5.70%, 11/15/14	256,000	280,227
5.30%, 10/30/15	123,000	135,309
4.65%, 07/02/18	246,000	269,979
Credit Suisse USA, Inc. 5.13%, 01/15/14	119,000	125,130
5.85%, 08/16/16	300,000	342,103
7.13%, 07/15/32	195,000	272,851
Deutsche Bank AG, 3.25%, 01/11/16(b)	500,000	519,196
Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13	605,000	631,357
5.13%, 01/15/15	461,000	488,563
5.35%, 01/15/16	453,000	488,299
3.63%, 02/07/16	430,000	440,089
5.63%, 01/15/17	850,000	900,906
6.00%, 06/15/20	500,000	552,332
5.25%, 07/27/21	300,000	315,794
5.75%, 01/24/22	250,000	273,081
6.13%, 02/15/33	450,000	486,081
6.75%, 10/01/37	700,000	719,696
Jefferies Group, Inc., 6.88%, 04/15/21	250,000	257,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Capital Markets (continued)
Morgan Stanley 2.88%, 01/24/14	$400,000	$399,173
4.75%, 04/01/14	410,000	419,389
Series F, 6.00%, 04/28/15	300,000	317,859
3.45%, 11/02/15	200,000	198,914
3.80%, 04/29/16(b)	200,000	198,087
5.45%, 01/09/17	845,000	871,875
4.75%, 03/22/17	500,000	507,305
7.30%, 05/13/19	400,000	441,421
Series F, 5.63%, 09/23/19	800,000	808,599
5.50%, 07/28/21	150,000	151,587
7.25%, 04/01/32	226,000	253,277
Nomura Holdings, Inc., 4.13%, 01/19/16	350,000	361,370
UBS AG 5.88%, 07/15/16	679,000	727,714
5.88%, 12/20/17	250,000	289,536

		13,560,522

Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	82,000	89,285
Cytec Industries, Inc., 6.00%, 10/01/15	113,000	124,257
Dow Chemical Co. (The) 5.90%, 02/15/15	200,000	223,705
4.25%, 11/15/20	300,000	334,533
4.13%, 11/15/21	150,000	165,262
9.40%, 05/15/39	200,000	330,806
E.I. du Pont de Nemours & Co. 5.25%, 12/15/16	265,000	313,911
4.90%, 01/15/41	200,000	252,714
Eastman Chemical Co., 3.60%, 08/15/22	400,000	420,535
Ecolab, Inc., 4.35%, 12/08/21	100,000	113,371
Lubrizol Corp. 5.50%, 10/01/14	196,000	216,414
6.50%, 10/01/34	103,000	139,677
Praxair, Inc. 4.05%, 03/15/21	150,000	169,283
3.00%, 09/01/21	300,000	321,950

		3,215,703

Commercial Banks 2.6%
Abbey National Treasury Services PLC, 4.00%, 04/27/16	125,000	125,740
Bank of America NA 6.00%, 06/15/16	205,000	219,186
5.30%, 03/15/17	500,000	537,004
Bank of Montreal, 1.75%, 04/29/14	400,000	408,301
Bank of New York Mellon Corp. (The) 5.13%, 08/27/13	300,000	315,161
1.20%, 02/20/15	750,000	760,436
2.30%, 07/28/16	450,000	466,411
Bank of Nova Scotia, 2.90%, 03/29/16	900,000	946,388
Bank One Corp., 8.00%, 04/29/27	202,000	265,898
Barclays Bank PLC 2.75%, 02/23/15	500,000	506,670
5.14%, 10/14/20	500,000	495,000
BB&T Corp. 2.05%, 04/28/14	300,000	306,498
Series C, 2.15%, 03/22/17	650,000	670,352
BNP Paribas SA, 3.60%, 02/23/16(b)	750,000	772,806
Capital One Financial Corp., 5.25%, 02/21/17	211,000	234,682
Comerica, Inc., 4.80%, 05/01/15	123,000	131,502
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 3.38%, 01/19/17	250,000	263,538
3.88%, 02/08/22	500,000	524,560
5.25%, 05/24/41	125,000	147,507
Credit Suisse, 4.38%, 08/05/20	400,000	442,182
Deutsche Bank Financial LLC, 5.38%, 03/02/15	123,000	129,451
Discover Bank, 7.00%, 04/15/20	300,000	350,238
Export-Import Bank of Korea 4.00%, 01/29/21	350,000	369,602
5.00%, 04/11/22	250,000	284,099
Fifth Third Bancorp 3.63%, 01/25/16	400,000	426,635
3.50%, 03/15/22	300,000	310,086
HSBC Bank USA NA 4.63%, 04/01/14	410,000	428,731
5.88%, 11/01/34	498,000	551,064
5.63%, 08/15/35	250,000	268,724
HSBC Holdings PLC, 6.50%, 09/15/37	300,000	350,108
JPMorgan Chase Bank NA 6.00%, 07/05/17	530,000	603,621
6.00%, 10/01/17	750,000	872,899
KeyBank NA, 5.80%, 07/01/14	103,000	110,524
KeyCorp, 5.10%, 03/24/21	150,000	172,707
Korea Development Bank (The) 5.75%, 09/10/13	82,000	85,686
3.25%, 03/09/16	500,000	519,001
Korea Finance Corp., 4.63%, 11/16/21	200,000	220,365

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Banks (continued)
Kreditanstalt fuer Wiederaufbau 3.50%, 03/10/14	$835,000	$877,051
4.13%, 10/15/14	492,000	532,100
4.38%, 07/21/15	1,405,000	1,561,096
5.13%, 03/14/16	400,000	462,760
2.00%, 06/01/16	500,000	524,300
4.38%, 03/15/18	800,000	937,682
2.75%, 09/08/20	800,000	856,880
Landwirtschaftliche Rentenbank 2.13%, 07/15/16	250,000	262,350
5.13%, 02/01/17	600,000	707,880
Mellon Funding Corp., 5.00%, 12/01/14	185,000	196,690
National Australia Bank Ltd., 1.60%, 08/07/15	500,000	502,781
National City Corp., 4.90%, 01/15/15	246,000	268,722
Oesterreichische Kontrollbank AG 4.50%, 03/09/15	414,000	451,757
4.88%, 02/16/16	250,000	281,900
PNC Funding Corp. 5.25%, 11/15/15	246,000	274,686
5.13%, 02/08/20	400,000	471,822
Royal Bank of Canada, 1.45%, 10/30/14	700,000	711,670
Royal Bank of Scotland PLC (The) 3.25%, 01/11/14	1,000,000	1,014,512
3.95%, 09/21/15	500,000	513,485
4.38%, 03/16/16	500,000	522,054
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	224,167
State Street Corp., 4.38%, 03/07/21	300,000	347,275
Sumitomo Mitsui Banking Corp., 1.80%, 07/18/17	500,000	502,913
SunTrust Banks, Inc. 3.60%, 04/15/16	150,000	156,891
3.50%, 01/20/17	350,000	365,795
Toronto-Dominion Bank (The), 2.38%, 10/19/16	250,000	261,952
UnionBanCal Corp., 5.25%, 12/16/13	144,000	151,252
US Bancorp 1.38%, 09/13/13	500,000	505,181
Series T, 1.65%, 05/15/17	350,000	357,223
4.13%, 05/24/21	100,000	113,875
2.95%, 07/15/22	300,000	303,342
US Bank NA 4.95%, 10/30/14	185,000	201,333
4.80%, 04/15/15	92,000	101,444
Wachovia Bank NA, 6.60%, 01/15/38	675,000	920,229
Wachovia Corp., 4.88%, 02/15/14	127,000	133,534
Wells Fargo & Co. 3.68%, 06/15/16(c)	550,000	597,673
5.13%, 09/15/16	144,000	161,289
4.60%, 04/01/21	500,000	574,998
5.38%, 02/07/35	318,000	371,038
Wells Fargo Capital X, 5.95%, 12/01/86	350,000	357,000
Westpac Banking Corp. 2.10%, 08/02/13	250,000	253,964
4.20%, 02/27/15	500,000	536,614

		34,024,523

Commercial Services & Supplies 0.2%
ADT Corp. (The), 2.25%, 07/15/17(d)	200,000	203,034
Republic Services, Inc., 5.25%, 11/15/21	600,000	714,547
Science Applications International Corp., 5.50%, 07/01/33	123,000	129,764
Waste Management, Inc. 6.38%, 03/11/15	800,000	903,890
7.00%, 07/15/28	113,000	153,982

		2,105,217

Communications Equipment 0.2%
Cisco Systems, Inc. 1.63%, 03/14/14	150,000	153,175
5.50%, 02/22/16	750,000	876,285
4.95%, 02/15/19	835,000	1,001,559
Motorola Solutions, Inc., 7.50%, 05/15/25	144,000	181,287
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	150,000	152,837

		2,365,143

Computers & Peripherals 0.2%
Dell, Inc. 4.63%, 04/01/21	100,000	111,021
7.10%, 04/15/28	144,000	181,694
Hewlett-Packard Co. 1.55%, 05/30/14	300,000	302,328
2.35%, 03/15/15	400,000	406,932
5.50%, 03/01/18	835,000	943,887
4.65%, 12/09/21	500,000	525,520

		2,471,382

Construction & Engineering 0.0%†
ABB Finance USA, Inc., 4.38%, 05/08/42	100,000	114,279

Construction Materials 0.0%†
CRH America, Inc., 6.00%, 09/30/16	465,000	515,352

Consumer Finance 0.6%
American Express Co. 6.15%, 08/28/17	125,000	151,318
8.13%, 05/20/19	600,000	816,020
6.80%, 09/01/66(a)	210,000	223,125
American Express Credit Corp., 2.75%, 09/15/15	400,000	421,804
Boeing Capital Corp., 2.90%, 08/15/18	600,000	655,265
Capital One Bank USA NA, 5.13%, 02/15/14	410,000	431,425
FIA Card Services NA, 7.13%, 11/15/12	140,000	142,338

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC 2.50%, 01/15/16	$250,000	$249,168
4.25%, 02/03/17	500,000	521,905
5.88%, 08/02/21	750,000	828,222
HSBC Finance Corp., 6.68%, 01/15/21	356,000	396,960
SLM Corp. Series A, 5.38%, 05/15/14	259,000	270,738
6.25%, 01/25/16	250,000	265,000
6.00%, 01/25/17	250,000	261,875
Series A, 8.45%, 06/15/18	150,000	171,000
7.25%, 01/25/22	250,000	267,727
Toyota Motor Credit Corp. 1.25%, 11/17/14	250,000	253,751
0.88%, 07/17/15	600,000	602,714
4.50%, 06/17/20	250,000	288,031

		7,218,386

Diversified Financial Services 2.0%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	71,711
Aon Corp., 5.00%, 09/30/20	400,000	453,165
Associates Corp. of North America, 6.95%, 11/01/18	236,000	271,765
AXA Financial, Inc., 7.00%, 04/01/28	92,000	99,587
Bank of America Corp. 4.75%, 08/01/15	431,000	454,725
5.25%, 12/01/15(b)	513,000	538,639
Series 1, 3.75%, 07/12/16	750,000	776,774
5.63%, 10/14/16	440,000	480,724
3.88%, 03/22/17	500,000	521,942
Series L, 5.65%, 05/01/18	2,385,000	2,633,023
5.63%, 07/01/20	250,000	278,025
5.00%, 05/13/21	500,000	538,980
5.70%, 01/24/22	250,000	285,572
Caterpillar Financial Services Corp. 6.13%, 02/17/14	700,000	760,183
1.13%, 12/15/14	500,000	506,643
Series F, 5.50%, 03/15/16	205,000	237,154
Citigroup, Inc. 5.50%, 10/15/14	1,100,000	1,175,076
5.30%, 01/07/16	571,000	610,254
3.95%, 06/15/16	675,000	703,392
5.85%, 08/02/16	287,000	315,924
4.45%, 01/10/17	750,000	801,372
6.13%, 11/21/17	500,000	571,089
5.38%, 08/09/20	500,000	551,438
6.63%, 06/15/32	232,000	252,364
5.88%, 02/22/33	82,000	83,223
5.85%, 12/11/34	375,000	426,362
5.88%, 05/29/37	200,000	226,565
EnCana Holdings Finance Corp., 5.80%, 05/01/14	791,000	851,337
General Electric Capital Corp. 1.88%, 09/16/13	250,000	253,637
Series A, 4.88%, 03/04/15	431,000	471,673
Series A, 5.00%, 01/08/16	205,000	227,398
5.40%, 02/15/17	415,000	477,860
2.30%, 04/27/17	500,000	511,128
Series A, 5.63%, 09/15/17	550,000	647,170
5.63%, 05/01/18	500,000	590,527
5.30%, 02/11/21	250,000	286,479
4.65%, 10/17/21	300,000	342,920
Series A, 6.75%, 03/15/32	867,000	1,124,724
Series A, 6.15%, 08/07/37	750,000	934,639
6.38%, 11/15/67(a)	350,000	368,935
Goldman Sachs Capital I, 6.35%, 02/15/34	200,000	194,399
JPMorgan Chase & Co. 3.70%, 01/20/15	605,000	637,527
4.75%, 03/01/15	176,000	189,553
5.15%, 10/01/15	349,000	381,494
3.15%, 07/05/16	400,000	420,560
4.63%, 05/10/21	500,000	556,510
5.60%, 07/15/41	600,000	721,670
5.40%, 01/06/42	250,000	292,401
Murray Street Investment Trust I, 4.65%, 03/09/17(c)	500,000	513,954
National Rural Utilities Cooperative Finance Corp. 4.75%, 03/01/14	226,000	240,635
5.45%, 04/10/17	400,000	470,299
Series C, 8.00%, 03/01/32	111,000	172,496
Western Union Co. (The), 6.20%, 11/17/36	200,000	230,424

		26,736,020

Diversified Telecommunication Services 1.0%
AT&T, Inc. 5.10%, 09/15/14	597,000	653,164
5.63%, 06/15/16	205,000	240,470
2.40%, 08/15/16	250,000	263,324
4.45%, 05/15/21	350,000	408,921
6.15%, 09/15/34	814,000	1,042,543
6.55%, 02/15/39	310,000	425,873
5.35%, 09/01/40	275,000	336,214
5.55%, 08/15/41	500,000	635,427
BellSouth Corp. 5.20%, 09/15/14	349,000	380,630
6.55%, 06/15/34	123,000	151,557
British Telecommunications PLC, 9.63%, 12/15/30	391,000	624,796
CenturyLink, Inc., Series T, 5.80%, 03/15/22	350,000	371,423
Corning, Inc., 4.75%, 03/15/42	150,000	164,709
Deutsche Telekom International Finance BV 5.75%, 03/23/16	273,000	310,842
8.75%, 06/15/30	256,000	377,568
Embarq Corp., 8.00%, 06/01/36	450,000	492,043
France Telecom SA 2.75%, 09/14/16	500,000	516,796
8.50%, 03/01/31	283,000	419,380

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Diversified Telecommunication Services (continued)
GTE Corp. 6.84%, 04/15/18	$144,000	$178,323
6.94%, 04/15/28	103,000	136,327
Telecom Italia Capital SA 4.95%, 09/30/14	205,000	204,231
5.25%, 10/01/15	730,000	728,175
6.00%, 09/30/34	260,000	208,000
Telefonica Emisiones SAU 6.42%, 06/20/16	730,000	723,091
5.46%, 02/16/21	500,000	449,998
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	164,000	180,185
Verizon Communications, Inc. 4.90%, 09/15/15	410,000	460,422
6.35%, 04/01/19	650,000	828,288
5.85%, 09/15/35	82,000	106,207
6.40%, 02/15/38	250,000	344,932
Verizon Global Funding Corp., 7.75%, 12/01/30	810,000	1,212,828
Virgin Media Secured Finance PLC, 6.50%, 01/15/18	100,000	110,000

		13,686,687

Electric Utilities 1.7%
AEP Texas Central Transition Funding LLC, Series A-4, 5.17%, 01/01/18	1,000,000	1,173,397
Alabama Power Co., 5.70%, 02/15/33	276,000	349,373
American Electric Power Co., Inc., 5.25%, 06/01/15	133,000	144,669
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	174,991
Arizona Public Service Co., 5.50%, 09/01/35	150,000	183,178
Baltimore Gas & Electric Co., 5.90%, 10/01/16	615,000	723,830
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	200,000	233,855
Consolidated Edison Co. of New York, Inc. Series 05-C, 5.38%, 12/15/15	123,000	139,718
Series 08-A, 5.85%, 04/01/18	1,200,000	1,475,166
Series 03-A, 5.88%, 04/01/33	82,000	102,542
Detroit Edison Co. (The), 3.45%, 10/01/20	500,000	550,768
Dominion Resources, Inc. 5.20%, 08/15/19	100,000	119,881
Series E, 6.30%, 03/15/33	308,000	405,776
Series B, 5.95%, 06/15/35	174,000	227,009
DTE Energy Co., 6.35%, 06/01/16	287,000	335,119
Duke Energy Carolinas LLC 4.30%, 06/15/20	500,000	581,733
4.25%, 12/15/41	200,000	224,611
Duke Energy Corp., 5.05%, 09/15/19	600,000	706,010
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	110,940
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	56,798
Edison International, 3.75%, 09/15/17	500,000	532,384
Entergy Corp., 5.13%, 09/15/20	300,000	318,058
Exelon Corp. 4.90%, 06/15/15	287,000	313,936
5.63%, 06/15/35	414,000	478,764
FirstEnergy Corp., Series C, 7.38%, 11/15/31	287,000	379,247
Florida Power & Light Co. 5.85%, 02/01/33	70,000	92,450
5.95%, 10/01/33	53,000	72,100
5.40%, 09/01/35	90,000	115,744
5.65%, 02/01/37	200,000	267,548
4.13%, 02/01/42	250,000	280,082
Florida Power Corp., 5.90%, 03/01/33	247,000	309,579
Georgia Power Co., 4.30%, 03/15/42	350,000	389,605
Great Plains Energy, Inc., 4.85%, 06/01/21	100,000	109,061
LG&E and KU Energy LLC, 3.75%, 11/15/20	500,000	520,223
Metropolitan Edison Co., 4.88%, 04/01/14	164,000	172,575
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	257,691
MidAmerican Energy Holdings Co., 5.75%, 04/01/18	250,000	300,722
Nevada Power Co., 5.45%, 05/15/41	100,000	128,305
Nisource Finance Corp., 5.95%, 06/15/41	150,000	180,005
Oglethorpe Power Corp., 5.25%, 09/01/50	150,000	182,428
Ohio Power Co. Series K, 6.00%, 06/01/16	349,000	407,244
Series G, 6.60%, 02/15/33	164,000	213,501
Oncor Electric Delivery Co. LLC 6.38%, 01/15/15	308,000	342,879
4.55%, 12/01/41(d)	150,000	154,431
5.30%, 06/01/42(d)	150,000	170,388
Pacific Gas & Electric Co. 4.80%, 03/01/14	328,000	349,229
5.80%, 03/01/37	150,000	198,510
6.25%, 03/01/39	300,000	421,020
PacifiCorp 5.25%, 06/15/35	123,000	152,894
4.10%, 02/01/42	500,000	548,088
Progress Energy, Inc. 4.40%, 01/15/21	500,000	572,363
7.75%, 03/01/31	164,000	235,878
PSEG Power LLC 5.50%, 12/01/15	287,000	321,835
5.13%, 04/15/20	250,000	285,534
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	174,000	187,710
Public Service Electric & Gas Co., 3.95%, 05/01/42	200,000	219,684
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	132,632

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Electric Utilities (continued)
San Diego Gas & Electric Co., 3.95%, 11/15/41	400,000	442,954
Scottish Power Ltd., 5.81%, 03/15/25	82,000	84,360
South Carolina Electric & Gas Co., 6.05%, 01/15/38	200,000	272,179
Southern California Edison Co. 6.00%, 01/15/34	123,000	167,527
Series 05-B, 5.55%, 01/15/36	164,000	213,734
Southern Co. (The) Series A, 2.38%, 09/15/15	400,000	415,706
1.95%, 09/01/16	250,000	258,076
Tampa Electric Co., 5.40%, 05/15/21	500,000	615,464
Virginia Electric and Power Co. Series A, 5.40%, 01/15/16	103,000	118,531
5.95%, 09/15/17	250,000	309,501
Westar Energy, Inc., 6.00%, 07/01/14	185,000	202,580
Wisconsin Electric Power Co. 2.95%, 09/15/21	250,000	264,560
5.63%, 05/15/33	41,000	52,581
Xcel Energy, Inc. 5.61%, 04/01/17	173,000	201,544
6.50%, 07/01/36	123,000	175,598

		22,128,586

Electrical Equipment 0.2%
Energizer Holdings, Inc., 4.70%, 05/19/21	75,000	80,292
Honeywell International, Inc. 5.40%, 03/15/16	440,000	508,305
5.30%, 03/01/18	605,000	733,086
PerkinElmer, Inc., 5.00%, 11/15/21	100,000	110,632
Thermo Fisher Scientific, Inc. 2.05%, 02/21/14	100,000	102,329
3.20%, 03/01/16	250,000	266,578
3.60%, 08/15/21	250,000	268,551

		2,069,773

Electronic Equipment, Instruments & Components 0.1%
Agilent Technologies, Inc., 6.50%, 11/01/17	225,000	272,703
Avnet Inc, 5.88%, 06/15/20	250,000	279,220
Koninklijke Philips Electronics NV, 5.00%, 03/15/42	200,000	229,942

		781,865

Energy Equipment & Services 0.1%
Baker Hughes, Inc., 3.20%, 08/15/21	500,000	536,022
Halliburton Co., 6.70%, 09/15/38	325,000	470,468
Weatherford International Ltd. 5.13%, 09/15/20	150,000	163,764
5.95%, 04/15/42	250,000	268,137

		1,438,391

Food & Staples Retailing 0.1%
CVS Caremark Corp., 6.25%, 06/01/27	460,000	596,608
Kroger Co. (The) 7.50%, 04/01/31	178,000	236,267
5.40%, 07/15/40	200,000	218,680
Safeway, Inc. 5.63%, 08/15/14	123,000	132,047
5.00%, 08/15/19	155,000	158,313
3.95%, 08/15/20	100,000	95,093
Sysco Corp., 5.38%, 09/21/35	74,000	96,572

		1,533,580

Food Products 0.4%
Archer-Daniels-Midland Co. 5.94%, 10/01/32(b)	140,000	180,202
5.38%, 09/15/35	103,000	128,352
Bunge Ltd. Finance Corp. 5.10%, 07/15/15	62,000	66,483
4.10%, 03/15/16	350,000	370,524
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(d)	123,000	128,784
Campbell Soup Co. 4.88%, 10/01/13	164,000	172,258
4.25%, 04/15/21	100,000	114,192
ConAgra Foods, Inc., 7.00%, 10/01/28	154,000	197,450
General Mills, Inc. 1.55%, 05/16/14	500,000	508,255
3.15%, 12/15/21	200,000	209,043
H.J. Heinz Finance Co., 6.75%, 03/15/32	62,000	80,719
JM Smucker Co. (The), 3.50%, 10/15/21	250,000	267,664
Kellogg Co. 4.00%, 12/15/20	250,000	280,152
Series B, 7.45%, 04/01/31	103,000	147,352
Kraft Foods, Inc. 4.13%, 02/09/16	250,000	274,770
6.88%, 01/26/39	738,000	1,020,549
5.00%, 06/04/42(d)	250,000	281,982
Tyson Foods, Inc., 4.50%, 06/15/22	500,000	505,000
Unilever Capital Corp., 5.90%, 11/15/32	144,000	204,095

		5,137,826

Gas Utilities 0.7%
Atmos Energy Corp., 4.95%, 10/15/14	185,000	199,725
Boardwalk Pipelines LP, 5.20%, 06/01/18	62,000	67,011
CenterPoint Energy Resources Corp., 4.50%, 01/15/21	212,000	234,078
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	396,000	431,210
El Paso Natural Gas Co., 8.38%, 06/15/32	250,000	342,949

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Gas Utilities (continued)
Enbridge Energy Partners LP 5.20%, 03/15/20	$250,000	$285,548
4.20%, 09/15/21	300,000	325,528
Energy Transfer Partners LP 4.65%, 06/01/21	100,000	106,551
5.20%, 02/01/22	500,000	552,518
6.05%, 06/01/41	100,000	108,972
Enterprise Products Operating LLC Series G, 5.60%, 10/15/14	656,000	720,900
Series L, 6.30%, 09/15/17	250,000	300,990
4.05%, 02/15/22	250,000	273,358
6.13%, 10/15/39	215,000	253,601
4.85%, 08/15/42	150,000	161,712
Kinder Morgan Energy Partners LP 6.85%, 02/15/20	675,000	834,175
5.80%, 03/15/35	144,000	161,167
6.38%, 03/01/41	250,000	307,266
NuStar Logistics LP, 4.80%, 09/01/20	200,000	191,711
ONEOK Partners LP, 3.25%, 02/01/16	500,000	525,368
ONEOK, Inc., 4.25%, 02/01/22	250,000	266,910
Plains All American Pipeline LP/PAA Finance Corp. 5.63%, 12/15/13	230,000	244,627
5.15%, 06/01/42	300,000	343,860
Sempra Energy, 6.00%, 10/15/39	290,000	387,365
Southern Natural Gas Co. LLC, 5.90%, 04/01/17(d)	200,000	233,601
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	152,464
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	132,239
TransCanada PipeLines Ltd., 3.80%, 10/01/20	250,000	280,323
Williams Partners LP 7.25%, 02/01/17	100,000	120,325
5.25%, 03/15/20	250,000	288,223
6.30%, 04/15/40	150,000	189,140

		9,023,415

Health Care Providers & Services 0.6%
Aetna, Inc., 6.63%, 06/15/36	250,000	338,946
Baxter International, Inc. 4.63%, 03/15/15	53,000	58,399
5.38%, 06/01/18	435,000	524,214
Becton, Dickinson and Co., 3.13%, 11/08/21	250,000	269,497
Boston Scientific Corp. 6.40%, 06/15/16	150,000	174,654
6.00%, 01/15/20	200,000	241,121
Cardinal Health, Inc., 3.20%, 06/15/22	200,000	206,149
Cigna Corp. 4.50%, 03/15/21	250,000	276,480
5.38%, 02/15/42	150,000	170,356
Covidien International Finance SA, 6.00%, 10/15/17	940,000	1,139,433
Express Scripts Holding Co. 3.50%, 11/15/16(d)	250,000	265,135
3.90%, 02/15/22(d)	500,000	537,496
6.13%, 11/15/41(d)	150,000	198,384
Laboratory Corp. of America Holdings, 3.13%, 05/15/16	150,000	157,257
McKesson Corp., 6.00%, 03/01/41	100,000	140,356
Medtronic, Inc., 4.13%, 03/15/21	500,000	577,711
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	421,835
St. Jude Medical, Inc., 2.50%, 01/15/16	200,000	208,961
UnitedHealth Group, Inc. 5.38%, 03/15/16	205,000	235,955
5.80%, 03/15/36	417,000	537,015
WellPoint, Inc. 5.00%, 12/15/14	598,000	650,287
5.25%, 01/15/16	226,000	253,422
3.70%, 08/15/21	250,000	265,215
5.95%, 12/15/34	82,000	99,175
4.63%, 05/15/42	350,000	361,792
Zimmer Holdings, Inc., 3.38%, 11/30/21	150,000	158,472

		8,467,717

Hotels, Restaurants & Leisure 0.1%
Hyatt Hotels Corp., 5.38%, 08/15/21	100,000	110,571
McDonald’s Corp. Series I, 5.35%, 03/01/18	240,000	290,019
4.88%, 07/15/40	250,000	311,486
Wyndham Worldwide Corp., 5.63%, 03/01/21	150,000	165,712
Yum! Brands, Inc., 6.88%, 11/15/37	200,000	279,289

		1,157,077

Household Durables 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	57,000	77,197
Newell Rubbermaid, Inc., 4.70%, 08/15/20	100,000	109,736

		186,933

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Household Products 0.1%
Kimberly-Clark Corp. 4.88%, 08/15/15	$710,000	$791,094
2.40%, 03/01/22	500,000	509,892

		1,300,986

Industrial Conglomerates 0.1%
3M Co., 5.70%, 03/15/37	235,000	334,044
Danaher Corp. 2.30%, 06/23/16	100,000	105,350
3.90%, 06/23/21	100,000	114,238
Dover Corp. 4.88%, 10/15/15	156,000	174,674
5.38%, 03/01/41	50,000	63,861
General Electric Co., 5.25%, 12/06/17	400,000	472,499
Tyco Electronics Group SA 6.55%, 10/01/17	300,000	365,014
3.50%, 02/03/22	150,000	155,531

		1,785,211

Information Technology Services 0.1%
Fiserv, Inc., 4.75%, 06/15/21	200,000	219,869
International Business Machines Corp. 1.95%, 07/22/16	100,000	104,296
2.90%, 11/01/21	150,000	162,395
5.88%, 11/29/32	532,000	746,362
4.00%, 06/20/42	200,000	223,205

		1,456,127

Insurance 0.9%
ACE INA Holdings, Inc., 5.88%, 06/15/14	390,000	424,848
Aflac, Inc., 6.90%, 12/17/39	100,000	128,337
Alleghany Corp., 4.95%, 06/27/22	250,000	263,391
Allstate Corp. (The) 6.13%, 12/15/32	82,000	102,165
5.55%, 05/09/35	62,000	74,496
5.95%, 04/01/36	82,000	103,814
6.50%, 05/15/67(a)	145,000	149,350
American International Group, Inc. 5.05%, 10/01/15	103,000	110,802
Series G, 5.60%, 10/18/16	290,000	320,227
8.25%, 08/15/18	500,000	616,008
4.88%, 06/01/22	350,000	372,612
8.18%, 05/15/68(a)	325,000	370,500
Berkshire Hathaway Finance Corp. 4.85%, 01/15/15	826,000	910,823
4.40%, 05/15/42	250,000	270,043
Chubb Corp. (The) 6.00%, 05/11/37	225,000	307,998
6.38%, 03/29/67(a)	300,000	313,500
CNA Financial Corp., 5.75%, 08/15/21	250,000	283,094
Genworth Financial, Inc. 5.75%, 06/15/14	62,000	63,869
6.50%, 06/15/34	144,000	126,360
Hartford Financial Services Group, Inc., 6.10%, 10/01/41	291,000	301,510
Lincoln National Corp. 4.85%, 06/24/21	50,000	53,967
6.15%, 04/07/36	160,000	176,598
Marsh & McLennan Cos., Inc. 5.75%, 09/15/15	327,000	363,550
4.80%, 07/15/21	300,000	336,448
MetLife, Inc. 5.50%, 06/15/14	185,000	199,928
5.70%, 06/15/35	336,000	425,755
6.40%, 12/15/66	350,000	365,567
Nationwide Financial Services, Inc., 6.75%, 05/15/67(b)(e)	75,000	73,107
Progressive Corp. (The) 3.75%, 08/23/21	150,000	164,599
6.25%, 12/01/32	113,000	145,912
Prudential Financial, Inc. Series B, 5.10%, 09/20/14	205,000	221,951
3.00%, 05/12/16	650,000	675,988
5.38%, 06/21/20	250,000	284,996
Series B, 5.75%, 07/15/33	103,000	110,586
6.63%, 06/21/40	200,000	240,017
Reinsurance Group of America, Inc., 5.00%, 06/01/21	100,000	106,300
SunAmerica Financial Group, Inc., 7.50%, 07/15/25	103,000	118,707
Travelers Cos., Inc. (The) 5.75%, 12/15/17	90,000	109,666
5.35%, 11/01/40	250,000	319,300
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	177,737
Willis Group Holdings PLC, 5.75%, 03/15/21	100,000	111,948
Willis North America, Inc., 5.63%, 07/15/15	123,000	133,791
XL Group PLC, 5.25%, 09/15/14	541,000	575,636

		11,105,801

Internet & Catalog Retail 0.1%
eBay, Inc. 1.35%, 07/15/17	500,000	503,426
3.25%, 10/15/20	100,000	106,566

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Internet & Catalog Retail (continued)
Expedia, Inc., 5.95%, 08/15/20	$150,000	$160,558

		770,550

Internet Software & Services 0.0%†
Google, Inc. 1.25%, 05/19/14	200,000	203,582
3.63%, 05/19/21	100,000	113,388

		316,970

Leisure Equipment & Products 0.0%†
Mattel, Inc., 5.45%, 11/01/41	150,000	174,995

Machinery 0.2%
Caterpillar, Inc. 1.38%, 05/27/14	600,000	610,369
3.90%, 05/27/21	500,000	573,816
2.60%, 06/26/22	250,000	259,755
7.30%, 05/01/31	70,000	105,454
6.05%, 08/15/36	123,000	170,458
Deere & Co. 8.10%, 05/15/30	250,000	401,272
3.90%, 06/09/42	200,000	215,747
IDEX Corp., 4.20%, 12/15/21	200,000	210,846
Illinois Tool Works, Inc., 4.88%, 09/15/41	200,000	244,111

		2,791,828

Media 1.3%
CBS Corp. 1.95%, 07/01/17(b)	350,000	356,643
5.75%, 04/15/20	250,000	300,945
7.88%, 07/30/30	55,000	75,471
5.50%, 05/15/33	82,000	90,636
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/22	82,000	123,132
Comcast Corp. 5.90%, 03/15/16	287,000	333,302
6.50%, 01/15/17	507,000	613,364
5.70%, 07/01/19	300,000	364,398
5.15%, 03/01/20	650,000	777,142
3.13%, 07/15/22	250,000	261,660
7.05%, 03/15/33	205,000	272,409
6.50%, 11/15/35	70,000	91,032
6.95%, 08/15/37	205,000	281,509
COX Communications, Inc. 5.45%, 12/15/14	246,000	271,849
5.50%, 10/01/15	667,000	755,916
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc. 3.50%, 03/01/16	250,000	266,568
4.60%, 02/15/21	750,000	837,352
3.80%, 03/15/22	500,000	528,472
Discovery Communications LLC, 5.05%, 06/01/20	350,000	407,673
Grupo Televisa SAB, 6.63%, 01/15/40	250,000	320,558
Historic TW, Inc., 6.88%, 06/15/18	122,000	153,632
NBCUniversal Media LLC 5.15%, 04/30/20	250,000	296,567
4.38%, 04/01/21	400,000	452,083
5.95%, 04/01/41	100,000	126,640
News America, Inc. 5.30%, 12/15/14	433,000	476,017
8.00%, 10/17/16	82,000	102,133
4.50%, 02/15/21	250,000	286,552
7.28%, 06/30/28	53,000	64,376
6.55%, 03/15/33	450,000	521,864
6.20%, 12/15/34	170,000	208,281
Omnicom Group, Inc. 5.90%, 04/15/16	123,000	142,193
3.63%, 05/01/22	50,000	53,187
Thomson Reuters Corp., 6.50%, 07/15/18	400,000	494,246
Time Warner Cable, Inc. 6.75%, 07/01/18	415,000	521,817
8.25%, 04/01/19	400,000	532,187
4.00%, 09/01/21	500,000	550,743
6.75%, 06/15/39	500,000	653,601
Time Warner, Inc. 7.63%, 04/15/31	773,000	1,051,007
7.70%, 05/01/32	248,000	344,605
5.38%, 10/15/41	150,000	172,006
Viacom, Inc. 3.88%, 12/15/21	400,000	437,272
6.88%, 04/30/36	226,000	309,109
Walt Disney Co. (The), Series B, 6.20%, 06/20/14	687,000	759,254
WPP Finance 2010, 4.75%, 11/21/21	350,000	384,166

		16,423,569

Metals & Mining 0.8%
Alcoa, Inc. 5.40%, 04/15/21	250,000	256,256
5.87%, 02/23/22(b)	335,000	351,980
AngloGold Ashanti Holdings PLC, 5.13%, 08/01/22	250,000	256,589

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Metals & Mining (continued)
ArcelorMittal 4.50%, 02/25/17	$500,000	$494,975
6.13%, 06/01/18	790,000	816,686
5.50%, 03/01/21(b)	100,000	96,615
Barrick Gold Corp. 2.90%, 05/30/16	100,000	105,119
5.25%, 04/01/42	450,000	508,139
Barrick Gold Finance Co., 4.88%, 11/15/14	1,060,000	1,143,492
BHP Billiton Finance USA Ltd. 5.25%, 12/15/15	225,000	257,302
1.63%, 02/24/17	750,000	764,868
3.25%, 11/21/21	250,000	270,649
Cliffs Natural Resources, Inc., 4.88%, 04/01/21(b)	150,000	150,043
Freeport-McMoRan Copper & Gold, Inc. 2.15%, 03/01/17	500,000	503,327
3.55%, 03/01/22	100,000	100,951
Kinross Gold Corp., 5.13%, 09/01/21	100,000	100,955
Newmont Mining Corp. 5.13%, 10/01/19	150,000	173,227
5.88%, 04/01/35	164,000	182,126
4.88%, 03/15/42	100,000	104,054
Placer Dome, Inc., 6.38%, 03/01/33	96,000	117,924
Rio Tinto Alcan, Inc. 5.00%, 06/01/15	205,000	227,561
5.75%, 06/01/35	144,000	186,075
Rio Tinto Finance USA Ltd. 2.50%, 05/20/16	500,000	525,300
4.13%, 05/20/21	750,000	852,668
Southern Copper Corp., 6.75%, 04/16/40	250,000	288,634
Teck Resources Ltd. 3.00%, 03/01/19	250,000	251,588
4.75%, 01/15/22(b)	500,000	541,953
Vale Overseas Ltd. 4.38%, 01/11/22	250,000	261,307
6.88%, 11/21/36	556,000	668,771

		10,559,134

Multiline Retail 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	573,657
Kohl’s Corp., 4.00%, 11/01/21	100,000	106,289
Macy’s Retail Holdings, Inc. 5.90%, 12/01/16	200,000	233,561
6.90%, 04/01/29	50,000	61,423
6.70%, 07/15/34	150,000	182,604
Nordstrom, Inc., 4.00%, 10/15/21	500,000	566,238
Target Corp. 6.00%, 01/15/18	300,000	371,331
7.00%, 07/15/31	121,000	173,583
6.35%, 11/01/32	217,000	296,520
4.00%, 07/01/42	200,000	214,190
Wal-Mart Stores, Inc. 3.20%, 05/15/14	500,000	525,136
3.63%, 07/08/20	400,000	453,406
3.25%, 10/25/20	400,000	444,164
7.55%, 02/15/30	82,000	127,967
5.25%, 09/01/35	492,000	630,274
6.20%, 04/15/38	250,000	365,976
5.00%, 10/25/40	250,000	318,477
5.63%, 04/15/41	150,000	209,469

		5,854,265

Office Electronics 0.1%
Pitney Bowes, Inc. 4.75%, 01/15/16	205,000	210,760
4.75%, 05/15/18(b)	62,000	63,741
Xerox Corp. 6.35%, 05/15/18	200,000	232,586
4.50%, 05/15/21(b)	250,000	260,674

		767,761

Oil, Gas & Consumable Fuels 1.4%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	207,000	277,109
Anadarko Petroleum Corp. 5.95%, 09/15/16	200,000	231,434
6.38%, 09/15/17	100,000	119,951
6.45%, 09/15/36	269,000	340,120
Apache Corp. 7.63%, 07/01/19	41,000	53,004
3.63%, 02/01/21	500,000	554,521
4.75%, 04/15/43	250,000	295,449
Apache Finance Canada Corp., 4.38%, 05/15/15	238,000	261,787
BP Capital Markets America, Inc., 4.20%, 06/15/18	103,000	113,996
BP Capital Markets PLC 3.88%, 03/10/15	700,000	754,767
3.20%, 03/11/16	300,000	321,911
4.50%, 10/01/20	100,000	117,175
3.56%, 11/01/21	500,000	550,910
Canadian Natural Resources Ltd., 6.25%, 03/15/38	210,000	277,544
Cenovus Energy, Inc., 5.70%, 10/15/19	520,000	625,583
Chevron Corp., 3.95%, 03/03/14	415,000	437,760

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
ConocoPhillips 4.60%, 01/15/15	$450,000	$494,522
5.90%, 10/15/32	123,000	160,423
6.50%, 02/01/39	550,000	803,813
Devon Energy Corp. 3.25%, 05/15/22	500,000	525,124
7.95%, 04/15/32	250,000	376,087
Ensco PLC, 4.70%, 03/15/21	300,000	336,526
EOG Resources, Inc. 5.63%, 06/01/19	130,000	158,633
4.10%, 02/01/21	200,000	227,800
EQT Corp., 4.88%, 11/15/21	250,000	265,018
Hess Corp. 7.30%, 08/15/31	196,000	253,215
5.60%, 02/15/41	200,000	227,434
Husky Energy, Inc., 3.95%, 04/15/22	200,000	211,216
Marathon Oil Corp., 6.80%, 03/15/32	82,000	108,326
Marathon Petroleum Corp., 5.13%, 03/01/21	300,000	345,687
Nabors Industries, Inc., 5.00%, 09/15/20	300,000	327,777
Noble Energy, Inc. 4.15%, 12/15/21	100,000	107,953
6.00%, 03/01/41	150,000	185,416
Noble Holding International Ltd., 5.25%, 03/15/42	100,000	106,408
Occidental Petroleum Corp., 3.13%, 02/15/22	400,000	429,528
Pemex Project Funding Master Trust, 6.63%, 06/15/35	701,000	898,997
Petrobras International Finance Co. 3.88%, 01/27/16	500,000	519,793
3.50%, 02/06/17	500,000	516,506
5.75%, 01/20/20	730,000	824,781
5.38%, 01/27/21	750,000	839,012
Petrohawk Energy Corp., 7.25%, 08/15/18	200,000	226,328
Petroleos Mexicanos 5.50%, 01/21/21	325,000	378,625
5.50%, 06/27/44(b)(d)	250,000	278,750
Phillips 66, 5.88%, 05/01/42(d)	254,000	291,204
Pioneer Natural Resources Co., 3.95%, 07/15/22	50,000	51,878
Pride International, Inc., 8.50%, 06/15/19	100,000	131,423
Shell International Finance BV, 6.38%, 12/15/38	400,000	600,574
Southwestern Energy Co., 4.10%, 03/15/22(d)	150,000	156,744
Statoil ASA, 3.13%, 08/17/17	250,000	274,143
Total Capital International SA, 2.88%, 02/17/22	500,000	531,555
Total Capital SA, 2.30%, 03/15/16	250,000	261,179
Transocean, Inc. 6.38%, 12/15/21	400,000	481,216
7.50%, 04/15/31	123,000	149,536
Valero Energy Corp. 7.50%, 04/15/32	82,000	104,236
6.63%, 06/15/37	320,000	387,279

		18,887,686

Paper & Forest Products 0.1%
Domtar Corp., 10.75%, 06/01/17	50,000	64,482
Georgia-Pacific LLC, 8.88%, 05/15/31	200,000	293,047
International Paper Co. 5.30%, 04/01/15	144,000	158,180
9.38%, 05/15/19	515,000	697,728

		1,213,437

Personal Products 0.1%
Colgate-Palmolive Co., 2.45%, 11/15/21	100,000	104,312
Procter & Gamble Co. (The) 1.80%, 11/15/15	250,000	259,241
4.85%, 12/15/15	123,000	139,777
5.80%, 08/15/34	405,000	561,075

		1,064,405

Pharmaceuticals 0.9%
Abbott Laboratories 2.70%, 05/27/15	250,000	264,496
5.88%, 05/15/16	334,000	395,844
6.00%, 04/01/39	300,000	427,317
AstraZeneca PLC 5.40%, 06/01/14	155,000	169,072
5.90%, 09/15/17	300,000	365,981
6.45%, 09/15/37	140,000	201,439
Bristol-Myers Squibb Co. 5.25%, 08/15/13	825,000	866,871
2.00%, 08/01/22	600,000	590,880
Eli Lilly & Co. 5.20%, 03/15/17	800,000	944,590
7.13%, 06/01/25	82,000	116,817
GlaxoSmithKline Capital PLC 1.50%, 05/08/17	250,000	255,014
2.85%, 05/08/22	250,000	262,182
GlaxoSmithKline Capital, Inc. 5.65%, 05/15/18	940,000	1,151,972
5.38%, 04/15/34	139,000	175,443

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Pharmaceuticals (continued)
Johnson & Johnson 1.20%, 05/15/14	$400,000	$406,620
2.95%, 09/01/20	100,000	109,084
4.95%, 05/15/33	287,000	364,319
Merck & Co., Inc. 4.75%, 03/01/15	396,000	438,619
6.40%, 03/01/28	51,000	72,139
5.95%, 12/01/28	113,000	151,758
Novartis Capital Corp., 4.13%, 02/10/14	275,000	290,247
Novartis Securities Investment Ltd., 5.13%, 02/10/19	330,000	399,547
Pfizer, Inc. 5.35%, 03/15/15	550,000	617,875
4.65%, 03/01/18(b)	185,000	216,641
7.20%, 03/15/39	375,000	606,704
Pharmacia Corp., 6.60%, 12/01/28	123,000	171,625
Sanofi, 2.63%, 03/29/16	250,000	265,407
Schering-Plough Corp., 5.30%, 12/01/13	800,000	851,312
Teva Pharmaceutical Finance Co. BV, Series 2, 3.65%, 11/10/21	69,000	75,169
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	98,000	133,204
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	181,000	197,183
Wyeth LLC 5.50%, 02/15/16	241,000	280,441
6.50%, 02/01/34	144,000	209,436

		12,045,248

Real Estate Investment Trusts (REITs) 0.4%
American Tower REIT, Inc., 5.05%, 09/01/20	400,000	429,021
Boston Properties LP 5.00%, 06/01/15	360,000	394,855
5.63%, 11/15/20	350,000	412,986
Camden Property Trust, 5.00%, 06/15/15	103,000	111,445
CommonWealth REIT, 5.75%, 02/15/14	123,000	126,365
Digital Realty Trust LP, 5.25%, 03/15/21	250,000	275,642
ERP Operating LP 5.25%, 09/15/14	278,000	301,038
5.38%, 08/01/16	205,000	232,726
HCP, Inc., 6.00%, 01/30/17	328,000	374,286
Health Care REIT, Inc. 6.00%, 11/15/13	123,000	130,137
4.13%, 04/01/19	400,000	415,752
5.25%, 01/15/22	300,000	337,047
Kilroy Realty LP, 4.80%, 07/15/18	200,000	218,466
Simon Property Group LP 5.10%, 06/15/15	294,000	323,671
6.10%, 05/01/16	287,000	327,077
4.38%, 03/01/21	250,000	280,038
3.38%, 03/15/22	250,000	260,933
UDR, Inc., 4.25%, 06/01/18	100,000	108,883
Ventas Realty LP/Ventas Capital Corp. 4.75%, 06/01/21	100,000	109,737
4.25%, 03/01/22	350,000	376,510

		5,546,615

Real Estate Management & Development 0.0%†
ProLogis LP, 6.63%, 05/15/18	400,000	470,699

Road & Rail 0.3%
Burlington Northern Santa Fe LLC 7.95%, 08/15/30	144,000	209,013
5.05%, 03/01/41	350,000	404,361
CSX Corp. 7.38%, 02/01/19	305,000	394,471
3.70%, 10/30/20	200,000	215,301
5.50%, 04/15/41	100,000	121,939
FedEx Corp., 3.88%, 08/01/42	50,000	49,692
Norfolk Southern Corp. 3.25%, 12/01/21	250,000	265,352
5.59%, 05/17/25	59,000	73,560
7.25%, 02/15/31	72,000	103,375
4.84%, 10/01/41	15,000	17,522
6.00%, 05/23/11	250,000	319,762
Union Pacific Corp. 5.13%, 02/15/14	1,000,000	1,065,159
6.25%, 05/01/34	164,000	215,820
United Parcel Service of America, Inc. 8.38%, 04/01/20	82,000	115,476
8.38%, 04/01/30(c)	123,000	191,670
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	296,854

		4,059,327

Semiconductors & Semiconductor Equipment 0.1%
Applied Materials, Inc., 4.30%, 06/15/21	300,000	341,420
Broadcom Corp., 2.70%, 11/01/18	100,000	105,674
Intel Corp., 4.80%, 10/01/41	200,000	243,104
Texas Instruments, Inc., 1.38%, 05/15/14	150,000	152,626

		842,824

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Software 0.2%
Microsoft Corp. 2.95%, 06/01/14	$300,000	$314,260
3.00%, 10/01/20	350,000	387,638
4.50%, 10/01/40	200,000	245,886
Oracle Corp. 3.75%, 07/08/14	905,000	961,455
5.25%, 01/15/16	48,000	55,348
5.00%, 07/08/19	100,000	120,906
5.38%, 07/15/40	500,000	658,763

		2,744,256

Sovereign 0.1%
Export Development Canada, 1.50%, 05/15/14	400,000	408,848
Japan Finance Corp. Series DTC, 2.88%, 02/02/15	300,000	316,612
2.50%, 05/18/16	200,000	212,626
2.25%, 07/13/16	200,000	210,871

		1,148,957

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/20	200,000	219,021
Best Buy Co., Inc., 5.50%, 03/15/21(b)	100,000	90,168
Gap, Inc. (The), 5.95%, 04/12/21	100,000	105,612
Home Depot, Inc. (The)
5.25%, 12/16/13	200,000	213,119
5.40%, 03/01/16	410,000	474,388
5.88%, 12/16/36	230,000	310,310
5.95%, 04/01/41	100,000	139,764
Lowe’s Cos., Inc.
6.50%, 03/15/29	164,000	213,418
5.80%, 10/15/36	230,000	296,753

		2,062,553

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 06/01/21	100,000	111,326
VF Corp., 3.50%, 09/01/21	200,000	216,746

		328,072

Tobacco 0.2%
Altria Group, Inc. 9.70%, 11/10/18	600,000	855,775
9.25%, 08/06/19	400,000	564,394
10.20%, 02/06/39	120,000	207,890
Lorillard Tobacco Co., 3.50%, 08/04/16	500,000	529,762
Philip Morris International, Inc. 5.65%, 05/16/18	300,000	368,241
6.38%, 05/16/38	400,000	570,861

		3,096,923

Wireless Telecommunication Services 0.4%
America Movil SAB de CV 5.75%, 01/15/15	155,000	172,215
5.00%, 03/30/20	1,000,000	1,162,635
6.38%, 03/01/35	123,000	161,340
AT&T Mobility LLC, 7.13%, 12/15/31	287,000	406,101
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	800,000	867,562
Vodafone Group PLC 5.00%, 12/16/13	461,000	488,495
4.15%, 06/10/14	530,000	563,404
2.88%, 03/16/16	200,000	212,217
1.63%, 03/20/17	400,000	405,876
7.88%, 02/15/30	144,000	214,542
6.15%, 02/27/37	75,000	104,029

		4,758,416

Total Corporate Bonds (cost $257,428,690)		286,244,079

Municipal Bonds 1.0%

	Principal Amount	Market Value
California 0.4%
Bay Area Toll Authority, 6.26%, 04/01/49	500,000	702,985
East Bay Municipal Utility District, 5.87%, 06/01/40	500,000	684,000
Los Angeles Community College District, 6.75%, 08/01/49	200,000	284,692
Los Angeles Department of Water & Power, 6.57%, 07/01/45	210,000	313,853
Los Angeles Unified School District, 6.76%, 07/01/34	250,000	338,158
Metropolitan Water District of Southern California, 6.95%, 07/01/40	500,000	612,640
San Diego County Water Authority, Series B, 6.14%, 05/01/49	375,000	523,995
Santa Clara Valley Transportation Authority, 5.88%, 04/01/32	200,000	250,338
State of California
5.45%, 04/01/15	300,000	332,205

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Market Value
California (continued)
7.50%, 04/01/34	$300,000	$390,588
7.55%, 04/01/39	775,000	1,035,268

		5,468,722

Connecticut 0.0%†
State of Connecticut, Series D, 5.09%, 10/01/30	200,000	234,440

Georgia 0.1%
Municipal Electric Authority of Georgia, 6.66%, 04/01/57	750,000	889,643

Illinois 0.1%
State of Illinois 5.88%, 03/01/19	100,000	111,823
5.10%, 06/01/33	1,185,000	1,141,759

		1,253,582

Massachusetts 0.0%†
Commonwealth of Massachusetts, 5.73%, 06/01/40	150,000	204,446

New Jersey 0.2%
New Jersey Economic Development Authority, Series A, 7.43%, 02/15/29	250,000	316,458
New Jersey State Turnpike Authority, Revenue Bonds, Series F, 7.41%, 01/01/40	715,000	1,078,756
Rutgers-State University of New Jersey, Series H, 5.67%, 05/01/40	250,000	329,677

		1,724,891

New York 0.2%
City of New York, 5.85%, 06/01/40	520,000	681,413
Metropolitan Transportation Authority, 7.34%, 11/15/39	540,000	821,270
New York City Municipal Water Finance Authority, 5.79%, 06/15/41	500,000	572,440
Port Authority of New York & New Jersey, 6.04%, 12/01/29	460,000	604,684

		2,679,807

Ohio 0.0%†
Northeast Regional Sewer District, 6.04%, 11/15/40	200,000	229,806

Pennsylvania 0.0%†
Commonwealth of Pennsylvania, Series B, 4.65%, 02/15/26	200,000	232,854

Texas 0.0%†
Texas Transportation Commission, Series B, 5.18%, 04/01/30	100,000	124,492

Total Municipal Bonds (cost $10,426,538)		13,042,683

Sovereign Bonds 2.7%

	Principal Amount	Market Value
BRAZIL 0.3%
Brazilian Government International Bond 10.50%, 07/14/14	1,750,000	2,078,125
4.88%, 01/22/21	250,000	300,000
7.13%, 01/20/37	1,345,000	2,071,300

		4,449,425

CANADA 0.4%
Canada Government International Bond, 2.38%, 09/10/14	240,000	250,782
Province of Nova Scotia Canada, 5.13%, 01/26/17	615,000	723,855
Province of Ontario Canada 4.10%, 06/16/14	1,845,000	1,968,929
4.50%, 02/03/15	463,000	507,124
4.75%, 01/19/16	205,000	232,285
2.30%, 05/10/16(b)	400,000	421,160
Province of Quebec Canada 4.60%, 05/26/15	246,000	273,331
3.50%, 07/29/20	400,000	446,200
7.50%, 09/15/29	402,000	628,504

		5,452,170

CHINA 0.0%†
China Government International Bond, 4.75%, 10/29/13	205,000	214,129

COLOMBIA 0.1%
Colombia Government International Bond 7.38%, 03/18/19	600,000	798,000
4.38%, 07/12/21	250,000	288,750
7.38%, 09/18/37	250,000	390,625

		1,477,375

ITALY 0.2%
Italian Republic 2.13%, 09/16/13(b)	400,000	393,925
4.50%, 01/21/15(b)	652,000	648,218
4.75%, 01/25/16	287,000	282,035
6.88%, 09/27/23	174,000	177,038
5.38%, 06/15/33	384,000	329,434

		1,830,650

JAPAN 0.0%†
Japan Finance Corp., 1.13%, 07/19/17	$350,000	$350,809

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Sovereign Bonds (continued)

	Principal Amount	Market Value
MEXICO 0.2%
Mexico Government International Bond 5.63%, 01/15/17	$250,000	$293,375
5.13%, 01/15/20	500,000	600,000
3.63%, 03/15/22	500,000	551,250
6.75%, 09/27/34	623,000	903,350
4.75%, 03/08/44	350,000	404,250
5.75%, 10/12/10	200,000	250,000

		3,002,225

PANAMA 0.1%
Panama Government International Bond 5.20%, 01/30/20	500,000	595,000
6.70%, 01/26/36	250,000	354,000

		949,000

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	1,370,000	1,801,550

POLAND 0.1%
Poland Government International Bond 5.00%, 10/19/15	156,000	172,536
6.38%, 07/15/19	250,000	305,625
5.13%, 04/21/21	125,000	143,438
5.00%, 03/23/22	450,000	515,250

		1,136,849

SOUTH AFRICA 0.1%
South Africa Government International Bond 6.50%, 06/02/14	144,000	157,536
4.67%, 01/17/24	250,000	281,875
6.25%, 03/08/41	100,000	135,000

		574,411

SUPRANATIONAL 1.1%
African Development Bank, 2.50%, 03/15/16	250,000	267,500
Asian Development Bank, 2.63%, 02/09/15	2,765,000	2,921,775
Council Of Europe Development Bank, 1.50%, 01/15/15	200,000	204,020
European Bank for Reconstruction & Development, 2.50%, 03/15/16	350,000	373,395
European Investment Bank 3.00%, 04/08/14(b)	905,000	941,788
4.63%, 05/15/14	630,000	675,184
3.13%, 06/04/14	200,000	209,372
4.63%, 10/20/15(b)	1,675,000	1,879,517
2.50%, 05/16/16	700,000	740,936
5.13%, 09/13/16	250,000	291,650
1.25%, 10/14/16(b)	250,000	249,826
5.13%, 05/30/17(b)	500,000	593,085
1.13%, 09/15/17	1,000,000	997,800
4.00%, 02/16/21(b)	350,000	399,662
Inter-American Development Bank
3.00%, 04/22/14	250,000	261,215
5.13%, 09/13/16	65,000	76,839
1.75%, 08/24/18(b)	500,000	523,475
International Bank for Reconstruction & Development 1.13%, 08/25/14	900,000	914,736
7.63%, 01/19/23	677,000	1,020,347
International Finance Corp. 2.25%, 04/11/16	250,000	261,131
1.13%, 11/23/16(b)	550,000	558,791

		14,362,044

Total Sovereign Bonds (cost $32,470,416)		35,600,637

U.S. Government Mortgage Backed Agencies 30.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00507 7.50%, 09/01/12	16	16
Pool# G10749 6.00%, 10/01/12	527	529
Pool# M81009 4.50%, 02/01/13	16,351	16,691
Pool# E69050 6.00%, 02/01/13	1,980	2,020
Pool# E72896 7.00%, 10/01/13	1,693	1,737
Pool# E00677 6.00%, 06/01/14	9,207	9,711
Pool# E00802 7.50%, 02/01/15	7,044	7,468
Pool# G11001 6.50%, 03/01/15	3,498	3,653
Pool# G11003 7.50%, 04/01/15	359	380
Pool# G11164 7.00%, 05/01/15	1,147	1,203
Pool# E81396 7.00%, 10/01/15	198	212
Pool# E81394 7.50%, 10/01/15	2,684	2,846
Pool# E84097 6.50%, 12/01/15	1,341	1,428
Pool# E00938 7.00%, 01/01/16	3,415	3,683
Pool# E82132 7.00%, 01/01/16	655	699
Pool# E82815 6.00%, 03/01/16	1,434	1,517
Pool# E83231 6.00%, 04/01/16	768	821
Pool# E83233 6.00%, 04/01/16	1,652	1,766
Pool# G11972 6.00%, 04/01/16	40,442	42,783
Pool# E00975 6.00%, 05/01/16	10,093	10,803
Pool# E83355 6.00%, 05/01/16	2,531	2,705
Pool# E83636 6.00%, 05/01/16	4,488	4,797
Pool# E83933 6.50%, 05/01/16	196	211
Pool# E00985 6.00%, 06/01/16	5,671	6,076
Pool# E00987 6.50%, 06/01/16	5,446	5,896

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
Pool# E84236 6.50%, 06/01/16	$1,646	$1,773
Pool# E00996 6.50%, 07/01/16	696	746
Pool# E84912 6.50%, 08/01/16	4,857	5,230
Pool# E85117 6.50%, 08/01/16	1,773	1,909
Pool# E85387 6.00%, 09/01/16	3,851	4,117
Pool# E85800 6.50%, 10/01/16	1,723	1,856
Pool# E86183 6.00%, 11/01/16	847	905
Pool# E01083 7.00%, 11/01/16	1,611	1,750
Pool# G11207 7.00%, 11/01/16	3,622	3,865
Pool# E86746 5.50%, 12/01/16	10,696	11,544
Pool# E86533 6.00%, 12/01/16	2,013	2,152
Pool# E01095 6.00%, 01/01/17	2,653	2,864
Pool# E87584 6.00%, 01/01/17	1,678	1,794
Pool# E86995 6.50%, 01/01/17	4,602	4,955
Pool# E87291 6.50%, 01/01/17	9,610	10,347
Pool# E87446 6.50%, 01/01/17	1,499	1,635
Pool# E88076 6.00%, 02/01/17	3,343	3,615
Pool# E01127 6.50%, 02/01/17	4,206	4,543
Pool# E88055 6.50%, 02/01/17	17,021	18,491
Pool# E88106 6.50%, 02/01/17	8,856	9,658
Pool# E01137 6.00%, 03/01/17	3,992	4,314
Pool# E88134 6.00%, 03/01/17	728	787
Pool# E88474 6.00%, 03/01/17	3,314	3,584
Pool# E88768 6.00%, 03/01/17	7,111	7,602
Pool# E01138 6.50%, 03/01/17	2,734	2,955
Pool# E01139 6.00%, 04/01/17	18,677	20,227
Pool# E88729 6.00%, 04/01/17	3,187	3,446
Pool# E89149 6.00%, 04/01/17	4,180	4,520
Pool# E89151 6.00%, 04/01/17	3,280	3,547
Pool# E89217 6.00%, 04/01/17	3,567	3,857
Pool# E89222 6.00%, 04/01/17	17,114	18,506
Pool# E89347 6.00%, 04/01/17	1,338	1,447
Pool# E89496 6.00%, 04/01/17	2,148	2,328
Pool# E89203 6.50%, 04/01/17	2,308	2,517
Pool# E01140 6.00%, 05/01/17	16,249	17,597
Pool# E89530 6.00%, 05/01/17	10,593	11,454
Pool# E89746 6.00%, 05/01/17	29,399	31,790
Pool# E89788 6.00%, 05/01/17	3,042	3,289
Pool# E89909 6.00%, 05/01/17	3,263	3,554
Pool# G11409 6.00%, 05/01/17	24,026	25,682
Pool# E01156 6.50%, 05/01/17	6,883	7,456
Pool# E89924 6.50%, 05/01/17	11,217	12,232
Pool# B15071 6.00%, 06/01/17	44,807	48,476
Pool# E01157 6.00%, 06/01/17	11,956	12,974
Pool# E90194 6.00%, 06/01/17	2,330	2,519
Pool# E90227 6.00%, 06/01/17	2,529	2,735
Pool# E90313 6.00%, 06/01/17	1,321	1,429
Pool# E90591 5.50%, 07/01/17	12,045	13,083
Pool# E90594 6.00%, 07/01/17	10,123	10,949
Pool# E90645 6.00%, 07/01/17	12,127	13,198
Pool# E90667 6.00%, 07/01/17	3,299	3,568
Pool# E01186 5.50%, 08/01/17	35,272	38,085
Pool# E01205 6.50%, 08/01/17	5,179	5,620
Pool# G11295 5.50%, 09/01/17	22,008	23,903
Pool# G11458 6.00%, 09/01/17	4,345	4,518
Pool# G11434 6.50%, 01/01/18	7,068	7,610
Pool# E01311 5.50%, 02/01/18	417,127	451,674
Pool# G11399 5.50%, 04/01/18	29,270	31,590
Pool# B10210 5.50%, 10/01/18	87,270	95,658
Pool# B10653 5.50%, 11/01/18	53,655	58,812
Pool# B11548 5.50%, 12/01/18	36,705	40,234
Pool# G11531 5.50%, 02/01/19	18,227	19,979
Pool# B12908

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
5.50%, 03/01/19	$8,399	$9,103
Pool# E01604 5.50%, 03/01/19	38,385	41,604
Pool# B13430 5.50%, 04/01/19	30,847	33,812
Pool# B13600 5.50%, 04/01/19	30,795	33,755
Pool# B15396 5.50%, 06/01/19	41,827	45,847
Pool# G18007 6.00%, 07/01/19	18,837	20,547
Pool# G18006 5.50%, 08/01/19	30,512	33,445
Pool# B16087 6.00%, 08/01/19	48,453	53,648
Pool# G18022 5.50%, 11/01/19	70,802	77,607
Pool# B14288 5.50%, 12/01/19	28,295	31,015
Pool# B18437 5.50%, 05/01/20	29,700	32,555
Pool# G18062 6.00%, 06/01/20	33,429	36,677
Pool# J02325 5.50%, 07/01/20	42,775	46,886
Pool# J00935 5.00%, 12/01/20	39,648	42,846
Pool# J00854 5.00%, 01/01/21	173,762	187,969
Pool# J00871 5.00%, 01/01/21	67,134	72,623
Pool# G18096 5.50%, 01/01/21	19,539	21,417
Pool# J00855 5.50%, 01/01/21	48,937	53,641
Pool# J01189 5.00%, 02/01/21	33,478	36,194
Pool# J01279 5.50%, 02/01/21	24,887	27,194
Pool# J01570 5.50%, 04/01/21	22,287	24,353
Pool# J01633 5.50%, 04/01/21	86,581	94,606
Pool# J01757 5.00%, 05/01/21	66,638	72,044
Pool# J01771 5.00%, 05/01/21	17,918	19,281
Pool# J01879 5.00%, 05/01/21	13,462	14,482
Pool# J06015 5.00%, 05/01/21	63,590	68,938
Pool# J05950 5.50%, 05/01/21	164,838	180,117
Pool# G18122 5.00%, 06/01/21	44,149	47,731
Pool# G18123 5.50%, 06/01/21	59,454	64,964
Pool# J01980 6.00%, 06/01/21	41,538	45,868
Pool# J03074 5.00%, 07/01/21	37,392	40,425
Pool# J03028 5.50%, 07/01/21	25,534	27,988
Pool# G12245 6.00%, 07/01/21	28,819	31,775
Pool# G12310 5.50%, 08/01/21	16,120	17,614
Pool# G12348 6.00%, 08/01/21	45,915	50,625
Pool# G12412 5.50%, 11/01/21	23,445	25,618
Pool# J09912 4.00%, 06/01/24	4,482,548	4,769,105
Pool# C00351 8.00%, 07/01/24	816	982
Pool# D60780 8.00%, 06/01/25	2,414	2,928
Pool# G30267 5.00%, 08/01/25	846,821	930,288
Pool# J13883 3.50%, 12/01/25	1,658,793	1,789,734
Pool# E02896 3.50%, 05/01/26	1,571,366	1,678,710
Pool# J17774 3.00%, 01/01/27	1,881,613	1,980,221
Pool# D82854 7.00%, 10/01/27	2,365	2,834
Pool# C00566 7.50%, 12/01/27	3,107	3,768
Pool# C00678 7.00%, 11/01/28	4,134	4,973
Pool# C18271 7.00%, 11/01/28	2,859	3,440
Pool# C00836 7.00%, 07/01/29	1,848	2,212
Pool# C31282 7.00%, 09/01/29	288	345
Pool# C31285 7.00%, 09/01/29	3,945	4,723
Pool# A18212 7.00%, 11/01/29	37,915	44,739
Pool# C32914 8.00%, 11/01/29	2,654	3,006
Pool# C37436 8.00%, 01/01/30	3,423	4,239
Pool# C36306 7.00%, 02/01/30	611	728
Pool# C36429 7.00%, 02/01/30	1,241	1,477
Pool# C00921 7.50%, 02/01/30	2,947	3,611
Pool# G01108 7.00%, 04/01/30	1,432	1,714
Pool# C37703 7.50%, 04/01/30	1,804	2,208
Pool# C41561 8.00%, 08/01/30	1,783	1,935
Pool# C01051 8.00%, 09/01/30	5,558	6,905
Pool# C43550 7.00%, 10/01/30	3,794	4,517
Pool# C44017 7.50%, 10/01/30	661	705
Pool# C43967 8.00%, 10/01/30	31,952	36,224
Pool# C44957 8.00%, 11/01/30	3,763	4,677
Pool# C01106 7.00%, 12/01/30	24,316	28,948
Pool# C01103

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
7.50%, 12/01/30	$2,243	$2,755
Pool# C01116 7.50%, 01/01/31	2,340	2,880
Pool# C46932 7.50%, 01/01/31	2,102	2,578
Pool# C47287 7.50%, 02/01/31	4,249	5,218
Pool# C48851 7.00%, 03/01/31	2,005	2,373
Pool# G01217 7.00%, 03/01/31	21,425	25,505
Pool# C48206 7.50%, 03/01/31	3,681	3,867
Pool# C91366 4.50%, 04/01/31	526,071	579,252
Pool# C91377 4.50%, 06/01/31	301,292	328,014
Pool# C53324 7.00%, 06/01/31	2,956	3,498
Pool# C01209 8.00%, 06/01/31	1,439	1,788
Pool# C54792 7.00%, 07/01/31	16,724	19,791
Pool# C55071 7.50%, 07/01/31	568	593
Pool# G01309 7.00%, 08/01/31	4,186	4,953
Pool# C01222 7.00%, 09/01/31	3,614	4,277
Pool# G01311 7.00%, 09/01/31	31,070	36,988
Pool# G01315 7.00%, 09/01/31	1,157	1,377
Pool# C58647 7.00%, 10/01/31	2,180	2,580
Pool# C58694 7.00%, 10/01/31	10,571	12,510
Pool# C60012 7.00%, 11/01/31	1,593	1,885
Pool# C61298 8.00%, 11/01/31	2,392	2,499
Pool# C61105 7.00%, 12/01/31	5,142	6,085
Pool# C01305 7.50%, 12/01/31	3,104	3,827
Pool# C62218 7.00%, 01/01/32	2,517	2,979
Pool# C63171 7.00%, 01/01/32	14,005	16,573
Pool# C64121 7.50%, 02/01/32	3,652	4,046
Pool# C01345 7.00%, 04/01/32	17,569	20,664
Pool# C66744 7.00%, 04/01/32	903	1,062
Pool# G01391 7.00%, 04/01/32	51,512	61,323
Pool# C65717 7.50%, 04/01/32	3,731	3,875
Pool# C01370 8.00%, 04/01/32	3,835	4,787
Pool# C66916 7.00%, 05/01/32	21,097	24,814
Pool# C67235 7.00%, 05/01/32	27,801	32,699
Pool# C01381 8.00%, 05/01/32	18,837	23,514
Pool# C68290 7.00%, 06/01/32	4,967	5,842
Pool# C68300 7.00%, 06/01/32	25,645	30,163
Pool# G01449 7.00%, 07/01/32	35,244	41,957
Pool# C68988 7.50%, 07/01/32	2,894	2,928
Pool# C69908 7.00%, 08/01/32	22,949	26,992
Pool# C70211 7.00%, 08/01/32	11,114	13,071
Pool# C71089 7.50%, 09/01/32	4,235	4,403
Pool# G01536 7.00%, 03/01/33	30,787	36,211
Pool# A16419 6.50%, 11/01/33	19,478	22,434
Pool# A16522 6.50%, 12/01/33	131,372	151,305
Pool# A17177 6.50%, 12/01/33	10,443	12,008
Pool# C01806 7.00%, 01/01/34	25,697	30,224
Pool# A21356 6.50%, 04/01/34	79,640	91,219
Pool# C01851 6.50%, 04/01/34	70,419	80,658
Pool# A22067 6.50%, 05/01/34	114,526	131,178
Pool# A24301 6.50%, 05/01/34	85,637	98,089
Pool# A24988 6.50%, 07/01/34	38,950	44,613
Pool# G01741 6.50%, 10/01/34	43,558	50,447
Pool# G08023 6.50%, 11/01/34	81,724	93,606
Pool# A33137 6.50%, 01/01/35	24,257	27,784
Pool# A31989 6.50%, 04/01/35	31,765	36,187
Pool# G08064

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

January 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
6.50%, 04/01/35	$52,374	$59,665
Pool# G01947 7.00%, 05/01/35	41,829	49,197
Pool# G01837 5.00%, 07/01/35	4,294,902	4,667,895
Pool# A37135 5.50%, 09/01/35	1,125,893	1,236,448
Pool# A46935 6.50%, 09/01/35	33,332	37,973
Pool# A38255 5.50%, 10/01/35	780,495	857,134
Pool# A38531 5.50%, 10/01/35	1,130,023	1,240,984
Pool# G08088 6.50%, 10/01/35	299,952	341,708
Pool# A39759 5.50%, 11/01/35	58,930	64,717
Pool# A47682 6.50%, 11/01/35	48,531	55,287
Pool# A40376 5.50%, 12/01/35	59,593	65,444
Pool# A42305 5.50%, 01/01/36	179,046	196,012
Pool# A41548 7.00%, 01/01/36	50,296	58,077
Pool# G08111 5.50%, 02/01/36	1,237,546	1,354,811
Pool# A48303 7.00%, 02/01/36	9,259	10,700
Pool# A43452 5.50%, 03/01/36	34,960	38,273
Pool# A43861 5.50%, 03/01/36	549,102	601,133
Pool# A43884 5.50%, 03/01/36	919,663	1,029,798
Pool# A43885 5.50%, 03/01/36	711,256	794,455
Pool# A43886 5.50%, 03/01/36	1,216,200	1,358,464
Pool# A48378 5.50%, 03/01/36	609,191	682,145
Pool# G08116 5.50%, 03/01/36	228,614	250,276
Pool# A43534 6.50%, 03/01/36	90,618	103,307
Pool# G02198 4.50%, 05/01/36	904,096	973,686
Pool# A48735 5.50%, 05/01/36	85,724	93,846
Pool# G08136 6.50%, 06/01/36	55,891	63,717
Pool# A49960 7.00%, 06/01/36	8,588	9,924
Pool# G02390 6.00%, 09/01/36	636,046	700,788
Pool# A53039 6.50%, 10/01/36	136,029	154,614
Pool# A53219 6.50%, 10/01/36	78,375	89,349
Pool# G05254 5.00%, 01/01/37	451,298	490,491
Pool# G04331 5.00%, 02/01/37	371,051	403,275
Pool# A57803 6.50%, 02/01/37	113,376	129,251
Pool# A64982 6.50%, 08/01/37	180,380	205,769
Pool# A66192 6.50%, 09/01/37	295,356	336,928
Pool# A72132 6.50%, 01/01/38	199,844	225,712
Pool# A74187 6.50%, 02/01/38	134,279	151,117
Pool# G04251 6.50%, 04/01/38	40,551	46,285
Pool# G05299 4.50%, 06/01/38	1,394,988	1,502,364
Pool# G04473 5.50%, 06/01/38	4,180,185	4,564,525
Pool# A79540 6.50%, 07/01/38	38,583	43,566
Pool# G04569 6.50%, 08/01/38	43,414	49,525
Pool# A81341 6.00%, 09/01/38	5,169,215	5,687,297
Pool# A81998 6.50%, 09/01/38	45,049	51,419
Pool# A82297 6.50%, 10/01/38	137,794	157,280
Pool# A83464 6.50%, 11/01/38	50,662	57,826
Pool# G05232 6.50%, 12/01/38	229,039	261,428
Pool# A84168 6.50%, 01/01/39	30,196	34,466
Pool# A84252 6.50%, 01/01/39	98,647	112,657
Pool# A84287 6.50%, 01/01/39	69,149	78,882
Pool# A84584 6.50%, 02/01/39	62,050	70,825
Pool# A85442 5.00%, 03/01/39	3,729,563	4,042,387
Pool# G05449 4.50%, 05/01/39	2,739,704	2,946,734
Pool# G05459 5.50%, 05/01/39	4,370,829	4,782,259
Pool# G05535 4.50%, 07/01/39	5,047,082	5,428,472
Pool# A88133

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool (continued)
4.50%, 08/01/39	$3,435,048	$3,694,622
Pool# A87958 6.00%, 08/01/39	2,201,825	2,419,750
Pool# A89500 4.50%, 10/01/39	426,444	458,669
Pool# A91165 5.00%, 02/01/40	7,995,211	8,735,782
Pool# A91538 4.50%, 03/01/40	2,165,243	2,331,569
Pool# G05894 4.50%, 04/01/40	3,456,735	3,717,948
Pool# A93996 4.50%, 09/01/40	2,115,778	2,278,304
Pool# A95407 4.00%, 12/01/40	3,475,384	3,721,207
Pool# A96049 4.00%, 01/01/41	3,469,013	3,714,384
Pool# A96050 4.00%, 01/01/41	3,408,114	3,649,179
Pool# A96592 4.00%, 02/01/41	929,729	995,491
Pool# A97040 4.00%, 02/01/41	855,244	915,738
Pool# G06818 4.00%, 11/01/41	271,701	291,089
Pool# G06842 4.00%, 12/01/41	165,421	177,225
Pool# Q05783 4.00%, 01/01/42	491,247	526,301
Pool# G08477 3.50%, 02/01/42	972,041	1,030,259
Pool# G08479 3.50%, 03/01/42	2,956,375	3,133,440
4.00%, 04/01/42	986,193	1,060,264
Federal Home Loan Mortgage Corp. Gold Pool TBA 3.00%, 08/15/27	4,000,000	4,201,875
3.50%, 08/15/27	1,000,000	1,057,187
4.00%, 08/15/27	1,000,000	1,063,594
4.50%, 08/15/27	3,800,000	4,058,133
3.50%, 08/15/42	3,000,000	3,176,250
Federal Home Loan Mortgage Corp. Non Gold Pool
Pool# 1B8478 3.34%, 07/01/41(a)	680,238	718,311
Pool# 2B0108 2.65%, 01/01/42(a)	98,654	103,318
Federal National Mortgage Association Pool
Pool# 969977 5.00%, 05/01/23	1,889,500	2,045,497
Pool# 990972 6.00%, 09/01/23	149,504	165,460
Pool# 995517 5.50%, 01/01/24	1,002,488	1,097,119
Pool# AA2549 4.00%, 04/01/24	2,208,630	2,363,303
Pool# 935348 5.50%, 06/01/24	158,149	173,374
Pool# AC1374 4.00%, 08/01/24	524,525	574,863
Pool# AC1529 4.50%, 09/01/24	260,616	280,659
Pool# AD0244 4.50%, 10/01/24	183,112	197,194
Pool# AD4089 4.50%, 05/01/25	1,901,589	2,047,833
Pool# 890216 4.50%, 07/01/25	365,338	393,435
Pool# AB1609 4.00%, 10/01/25	1,013,790	1,084,787
Pool# AH1361 3.50%, 12/01/25	639,845	690,952
Pool# AH1518 3.50%, 12/01/25	553,719	588,949
Pool# AH2717 3.50%, 01/01/26	1,046,733	1,113,331
Pool# AE6384 4.00%, 01/01/26	81,584	87,297
Pool# AH5616 3.50%, 02/01/26	2,423,651	2,577,856
Pool# AJ4093 3.50%, 10/01/26	1,757,262	1,869,067
Pool# AB4277 3.00%, 01/01/27	2,829,649	2,986,783
Pool# 930998 4.50%, 04/01/29	422,916	458,166
Pool# MA0243 5.00%, 11/01/29	119,593	130,431
Pool# MA0268 5.00%, 12/01/29	87,509	95,440
Pool# AB1038 5.00%, 05/01/30	115,394	125,852
Pool# AD5655 5.00%, 05/01/30	203,165	221,577
Pool# MA0443 5.00%, 05/01/30	151,831	165,591
Pool# MA0559 5.00%, 09/01/30	40,297	43,949
Pool# AH1515 4.00%, 12/01/30	1,539,592	1,663,496
Pool# AD0716 6.50%, 12/01/30	4,383,021	5,065,717
Pool# MA0641 4.00%, 02/01/31	1,668,500	1,802,778
Pool# 560868 7.50%, 02/01/31	614	635
Pool# 607212 7.50%, 10/01/31	28,529	35,016
Pool# MA0895

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)
	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
3.50%, 11/01/31	$1,780,216	$1,901,076
Pool# 607559 6.50%, 11/01/31	358	417
Pool# 607632 6.50%, 11/01/31	185	216
Pool# MA1029 3.50%, 04/01/32	984,145	1,050,959
Pool# 661664 7.50%, 09/01/32	13,998	14,502
Pool# 656559 6.50%, 02/01/33	115,754	132,721
Pool# 694846 6.50%, 04/01/33	18,908	21,765
Pool# 555421 5.00%, 05/01/33	9,839,330	10,777,141
Pool# 254767 5.50%, 06/01/33	3,373,971	3,730,050
Pool# 750229 6.50%, 10/01/33	82,033	94,091
Pool# 725228 6.00%, 03/01/34	3,043,154	3,439,793
Pool# 725424 5.50%, 04/01/34	3,998,309	4,420,279
Pool# 788027 6.50%, 09/01/34	97,385	111,479
Pool# 735141 5.50%, 01/01/35	2,145,368	2,370,443
Pool# 735227 5.50%, 02/01/35	2,381,266	2,631,089
Pool# 256023 6.00%, 12/01/35	1,829,891	2,031,465
Pool# 995050 6.00%, 09/01/37	6,815,386	7,534,196
Pool# 955194 7.00%, 11/01/37	1,260,307	1,456,587
Pool# 970320 5.50%, 02/01/38	2,820,433	3,095,177
Pool# 190396 4.50%, 06/01/39	4,713,911	5,099,448
Pool# AA9611 4.00%, 07/01/39	3,286,359	3,526,193
Pool# AA9809 4.50%, 07/01/39	6,583,317	7,121,747
Pool# AC0397 4.50%, 07/01/39	1,198,553	1,296,579
Pool# 994002 4.00%, 08/01/39	3,286,362	3,589,869
Pool# AC1454 4.00%, 08/01/39	3,577,196	3,838,255
Pool# AC1921 4.00%, 09/01/39	2,238,064	2,401,394
Pool# AC2651 4.00%, 10/01/39	863,662	926,691
Pool# AC7249 4.00%, 11/01/39	2,419,862	2,596,460
Pool# AC9895 3.28%, 04/01/40(a)	4,022,939	4,232,091
Pool# AC9890 3.28%, 04/01/40(a)	6,123,329	6,441,680
Pool# AD2888 4.50%, 04/01/40	2,228,905	2,418,166
Pool# AD7992 4.50%, 07/01/40	2,058,978	2,233,810
Pool# AB1388 4.50%, 08/01/40	2,475,874	2,686,105
Pool# AD9153 4.50%, 08/01/40	2,108,560	2,287,602
Pool# AD8536 5.00%, 08/01/40	7,895,832	8,643,469
Pool# AB1735 3.50%, 11/01/40	41,240	44,101
Pool# 932888 3.50%, 01/01/41	302,261	325,899
Pool# 932891 3.50%, 01/01/41	49,011	52,771
Pool# AB2066 3.50%, 01/01/41	572,936	616,891
Pool# AB2067 3.50%, 01/01/41	1,142,165	1,226,088
Pool# AB2068 3.50%, 01/01/41	664,702	710,816
Pool# AE6392 4.00%, 02/01/41	1,685,044	1,809,069
Pool# AL0390 5.00%, 05/01/41	1,781,505	1,967,525
Pool# AB3314 4.50%, 07/01/41	1,960,800	2,130,972
Pool# AJ1249 3.30%, 09/01/41(a)	984,096	1,038,336
Pool# AL0761 5.00%, 09/01/41	2,667,730	2,946,613
Pool# AJ3794 4.00%, 11/01/41	878,435	943,091
Pool# AJ5916 4.00%, 11/01/41	2,435,852	2,615,139
Pool# AJ4861 4.00%, 12/01/41	655,387	703,626
Pool# AJ7689 4.00%, 12/01/41	4,263,288	4,577,081
Pool# AL1437 2.81%, 01/01/42(a)	296,780	311,050
Pool# AK0714 2.46%, 02/01/42(a)	87,657	91,327
Pool# AB4514 3.50%, 02/01/42	1,943,646	2,064,061
Pool# AK5132 3.50%, 03/01/42	3,827,642	4,064,926
Pool# AK4520 4.00%, 03/01/42	988,037	1,067,244
Pool# AK6984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Federal National Mortgage Association Pool (continued)
4.00%, 03/01/42	$331,923	$358,532
Pool# AO4647 3.50%, 06/01/42	1,503,826	1,597,051
Pool# AP1961 2.52%, 08/01/42(a)	500,000	523,636
Federal National Mortgage Association Pool TBA
3.00%, 08/25/27	7,000,000	7,379,532
4.00%, 08/25/27	3,500,000	3,743,359
4.50%, 08/25/27	2,200,000	2,367,750
5.00%, 08/25/27	2,000,000	2,164,140
3.00%, 08/25/42	1,000,000	1,040,156
3.50%, 08/25/42	5,500,000	5,835,156
4.50%, 08/25/42	3,500,000	3,784,922
Government National Mortgage Association I Pool
Pool# 279461 9.00%, 11/15/19	879	1,040
Pool# 376510 7.00%, 05/15/24	2,796	3,299
Pool# 457801 7.00%, 08/15/28	4,462	5,369
Pool# 486936 6.50%, 02/15/29	3,129	3,681
Pool# 502969 6.00%, 03/15/29	10,821	12,224
Pool# 487053 7.00%, 03/15/29	4,707	5,635
Pool# 781014 6.00%, 04/15/29	8,417	9,521
Pool# 509099 7.00%, 06/15/29	3,086	3,717
Pool# 470643 7.00%, 07/15/29	12,196	14,600
Pool# 434505 7.50%, 08/15/29	218	265
Pool# 416538 7.00%, 10/15/29	671	802
Pool# 524269 8.00%, 11/15/29	6,569	6,744
Pool# 781124 7.00%, 12/15/29	19,320	23,321
Pool# 525561 8.00%, 01/15/30	1,655	1,723
Pool# 507396 7.50%, 09/15/30	66,411	77,703
Pool# 531352 7.50%, 09/15/30	6,457	7,950
Pool# 536334 7.50%, 10/15/30	167	174
Pool# 540659 7.00%, 01/15/31	759	901
Pool# 486019 7.50%, 01/15/31	1,669	1,961
Pool# 535388 7.50%, 01/15/31	1,739	1,934
Pool# 537406 7.50%, 02/15/31	820	893
Pool# 528589 6.50%, 03/15/31	59,049	69,466
Pool# 508473 7.50%, 04/15/31	9,577	11,672
Pool# 544470 8.00%, 04/15/31	2,827	2,901
Pool# 781287 7.00%, 05/15/31	9,994	12,032
Pool# 549742 7.00%, 07/15/31	4,411	5,220
Pool# 781319 7.00%, 07/15/31	3,136	3,743
Pool# 485879 7.00%, 08/15/31	12,555	14,858
Pool# 572554 6.50%, 09/15/31	106,167	123,632
Pool# 555125 7.00%, 09/15/31	685	690
Pool# 781328 7.00%, 09/15/31	9,532	11,469
Pool# 550991 6.50%, 10/15/31	2,413	2,839
Pool# 571267 7.00%, 10/15/31	1,028	1,216
Pool# 574837 7.50%, 11/15/31	2,147	2,239
Pool# 555171 6.50%, 12/15/31	1,172	1,364
Pool# 781380 7.50%, 12/15/31	2,894	3,557
Pool# 781481 7.50%, 01/15/32	14,504	17,782
Pool# 580972 6.50%, 02/15/32	2,374	2,793
Pool# 781401 7.50%, 02/15/32	7,804	9,599
Pool# 781916 6.50%, 03/15/32	178,152	207,290
Pool# 552474 7.00%, 03/15/32	7,409	8,714
Pool# 781478 7.50%, 03/15/32	5,176	6,356
Pool# 781429 8.00%, 03/15/32	8,344	10,383
Pool# 781431 7.00%, 04/15/32	34,888	41,529
Pool# 568715 7.00%, 05/15/32	36,583	43,028
Pool# 552616 7.00%, 06/15/32	42,122	50,036
Pool# 570022 7.00%, 07/15/32	43,424	51,073

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 583645 8.00%, 07/15/32	$5,044	$5,585
Pool# 595077 6.00%, 10/15/32	19,104	21,730
Pool# 596657 7.00%, 10/15/32	4,286	5,041
Pool# 552903 6.50%, 11/15/32	182,018	213,217
Pool# 552952 6.00%, 12/15/32	22,461	25,548
Pool# 588192 6.00%, 02/15/33	9,510	10,978
Pool# 602102 6.00%, 02/15/33	21,235	24,101
Pool# 553144 5.50%, 04/15/33	94,117	105,882
Pool# 604243 6.00%, 04/15/33	45,016	51,091
Pool# 611526 6.00%, 05/15/33	19,207	21,799
Pool# 553320 6.00%, 06/15/33	57,028	65,560
Pool# 572733 6.00%, 07/15/33	7,763	8,810
Pool# 573916 6.00%, 11/15/33	56,865	64,540
Pool# 604788 6.50%, 11/15/33	147,703	173,020
Pool# 604875 6.00%, 12/15/33	93,920	106,595
Pool# 781688 6.00%, 12/15/33	99,806	113,598
Pool# 781690 6.00%, 12/15/33	41,986	48,466
Pool# 781699 7.00%, 12/15/33	15,704	18,694
Pool# 621856 6.00%, 01/15/34	39,211	44,356
Pool# 564799 6.00%, 03/15/34	242,031	275,301
Pool# 630038 6.50%, 08/15/34	90,624	105,251
Pool# 781804 6.00%, 09/15/34	128,100	147,930
Pool# 781847 6.00%, 12/15/34	115,954	131,652
Pool# 486921 5.50%, 02/15/35	43,051	48,298
Pool# 781902 6.00%, 02/15/35	102,698	118,499
Pool# 649454 5.50%, 09/15/35	600,748	673,964
Pool# 649510 5.50%, 10/15/35	865,925	977,976
Pool# 649513 5.50%, 10/15/35	1,272,007	1,427,033
Pool# 652207 5.50%, 03/15/36	745,166	833,888
Pool# 652539 5.00%, 05/15/36	76,718	85,100
Pool# 655519 5.00%, 05/15/36	86,004	95,589
Pool# 606308 5.50%, 05/15/36	122,412	136,987
Pool# 606314 5.50%, 05/15/36	55,155	61,722
Pool# 655457 6.00%, 05/15/36	48,591	54,808
Pool# 656666 6.00%, 06/15/36	223,290	251,855
Pool# 657912 6.50%, 08/15/36	23,984	27,343
Pool# 697957 4.50%, 03/15/39	9,252,198	10,191,874
Pool# 704630 5.50%, 07/15/39	169,552	189,580
Pool# 722292 5.00%, 09/15/39	3,241,189	3,599,366
Pool# 733312 4.00%, 09/15/40	233,089	257,508
Pool# 742235 4.00%, 12/15/40	256,521	282,414
Pool# 755655 4.00%, 12/15/40	145,042	160,238
Pool# 755656 4.00%, 12/15/40	174,423	193,064
Pool# 756631 4.00%, 12/15/40	56,319	62,338
Pool# 757038 4.00%, 12/15/40	467,394	517,346
Pool# 757039 4.00%, 12/15/40	718,697	793,992
Pool# 757043 4.00%, 12/15/40	123,569	136,776
Pool# 757044 4.00%, 12/15/40	196,135	216,683
Pool# 690662 4.00%, 01/15/41	144,196	159,303
Pool# 719486 4.00%, 01/15/41	107,767	119,057
Pool# 742244 4.00%, 01/15/41	582,689	643,735
Pool# 753826 4.00%, 01/15/41	175,504	193,603
Pool# 755958 4.00%, 01/15/41	603,536	666,766
Pool# 755959 4.00%, 01/15/41	446,430	494,142
Pool# 759075 4.00%, 01/15/41	446,388	494,096

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Mortgage Backed Agencies (continued)

	Principal Amount	Market Value
Government National Mortgage Association I Pool (continued)
Pool# 757555 4.00%, 02/15/41	$73,613	$81,480
Pool# 757557 4.00%, 02/15/41	112,771	124,585
Pool# 759207 4.00%, 02/15/41	856,710	948,271
Pool# 779718 4.00%, 11/15/41	81,366	89,579
Pool# 552649 4.00%, 12/15/41	205,678	226,439
Government National Mortgage Association I Pool TBA
3.50%, 08/15/42	3,000,000	3,255,000
4.50%, 08/15/42	2,000,000	2,195,625
Government National Mortgage Association II Pool
Pool# G23851 5.50%, 05/20/36	2,620,965	2,941,624
Pool# G24245 6.00%, 09/20/38	2,591,284	2,921,268
Pool# G24559 5.00%, 10/20/39	1,611,864	1,799,999
Pool# G24715 5.00%, 06/20/40	1,444,298	1,611,509
Pool# G24747 5.00%, 07/20/40	3,279,350	3,659,012
Pool# G24771 4.50%, 08/20/40	2,418,667	2,695,554
Pool# G24802 5.00%, 09/20/40	4,279,252	4,774,677
Pool# G24834 4.50%, 10/20/40	5,493,717	6,122,632
Pool# 737727 4.00%, 12/20/40	2,189,524	2,424,128
Pool# 737730 4.00%, 12/20/40	581,863	644,209
Pool# G24923 4.50%, 01/20/41	778,662	867,752
Pool# G24978 4.50%, 03/20/41	132,668	147,462
Pool# G25017 4.50%, 04/20/41	1,622,596	1,808,244
Pool# G25056 5.00%, 05/20/41	760,459	848,268
Pool# G25082 4.50%, 06/20/41	2,473,173	2,748,225
Pool# G25175 4.50%, 09/20/41	1,698,096	1,892,382
Pool# G2675523 3.50%, 03/20/42	979,377	1,065,111
Pool# G25332 4.00%, 03/20/42	672,633	742,550
Pool# G2MA0022 3.50%, 04/20/42	992,623	1,079,206
Pool# G2MA0023 4.00%, 04/20/42	1,306,428	1,439,351
Pool# G2MA0089 4.00%, 05/20/42	4,970,666	5,476,407
Government National Mortgage Association II Pool TBA
3.50%, 08/15/42	6,000,000	6,512,813
4.00%, 08/15/42	1,000,000	1,100,000

Total U.S. Government Mortgage Backed Agencies (cost $385,627,170)		404,496,879

U.S. Government Sponsored & Agency Obligations 5.3%

	Principal Amount	Market Value
Federal Farm Credit Bank 4.88%, 01/17/17	375,000	443,155
Federal Home Loan Banks
4.00%, 09/06/13	3,055,000	3,180,857
3.63%, 10/18/13	3,500,000	3,641,886
4.88%, 05/17/17	605,000	725,064
5.50%, 07/15/36	1,500,000	2,089,881
Federal Home Loan Mortgage Corp.
4.88%, 11/15/13	5,292,000	5,610,758
4.50%, 01/15/14	2,400,000	2,546,767
0.50%, 04/17/15(b)	4,500,000	4,517,555
3.75%, 03/27/19	1,475,000	1,715,581
6.75%, 09/15/29	388,000	598,999
6.25%, 07/15/32	865,000	1,317,655
Federal National Mortgage Association
2.50%, 05/15/14(b)	2,280,000	2,369,948
0.65%, 08/28/14	6,700,000	6,701,836
3.00%, 09/16/14(b)	3,775,000	3,994,648
0.50%, 09/19/14	5,000,000	5,007,050
4.63%, 10/15/14	1,236,000	1,353,402
0.75%, 12/19/14	12,000,000	12,117,120
4.38%, 10/15/15	1,182,000	1,329,666
5.38%, 06/12/17	4,005,000	4,880,677
6.25%, 05/15/29	750,000	1,101,427

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Financing Corp. (FICO) 9.80%, 11/30/17	$12,000	$17,234
Tennessee Valley Authority 6.25%, 12/15/17	35,000	44,731
4.50%, 04/01/18	3,365,000	3,999,972
4.88%, 01/15/48	300,000	384,130

Total U.S. Government Sponsored & Agency Obligations (cost $65,838,951)		69,689,999

U.S. Treasury Bonds 5.9%

	Principal Amount	Market Value
U.S. Treasury Bonds
8.13%, 08/15/19	1,500,000	2,235,587
8.50%, 02/15/20(b)	1,700,000	2,622,250
8.00%, 11/15/21	2,655,000	4,206,723
6.25%, 08/15/23	2,869,000	4,223,707
6.88%, 08/15/25(b)	633,000	1,004,195
6.38%, 08/15/27(b)	5,870,000	9,195,719
5.38%, 02/15/31	750,000	1,115,508
4.50%, 02/15/36(b)	1,110,000	1,535,269
5.00%, 05/15/37	215,000	319,645
4.50%, 05/15/38	2,370,000	3,306,889
3.50%, 02/15/39	515,000	616,632
4.25%, 05/15/39	3,095,000	4,176,798
4.50%, 08/15/39	1,285,000	1,801,007
4.38%, 11/15/39(b)	8,080,000	11,123,890
4.38%, 05/15/40	1,300,000	1,791,765
3.88%, 08/15/40	1,600,000	2,039,250
4.25%, 11/15/40	5,250,000	7,104,725
4.75%, 02/15/41	3,650,000	5,330,712
4.38%, 05/15/41	1,000,000	1,381,562
3.75%, 08/15/41	6,200,000	7,743,217
3.13%, 11/15/41	3,800,000	4,237,000

Total U.S. Treasury Bonds (cost $60,882,355)		77,112,050

U.S. Treasury Notes 29.2%

	Principal Amount	Market Value
U.S. Treasury Notes
0.25%, 10/31/13(b)	8,000,000	8,004,688
0.13%, 12/31/13	8,000,000	7,990,624
1.50%, 12/31/13(b)	22,000,000	22,400,466
1.25%, 02/15/14(b)	16,000,000	16,253,120
0.25%, 02/28/14(b)	15,000,000	15,008,790
1.88%, 02/28/14(b)	4,000,000	4,104,376
1.75%, 03/31/14(b)	3,345,000	3,429,538
1.88%, 04/30/14(b)	7,475,000	7,689,615
2.25%, 05/31/14(b)	8,490,000	8,804,062
2.38%, 08/31/14(b)	3,870,000	4,041,731
0.25%, 09/15/14	8,800,000	8,803,441
0.50%, 10/15/14(b)	9,500,000	9,556,411
0.38%, 11/15/14(b)	7,000,000	7,022,421
2.13%, 11/30/14(b)	3,520,000	3,673,725
0.25%, 12/15/14	13,500,000	13,504,212
4.00%, 02/15/15	1,400,000	1,532,125
2.38%, 02/28/15(b)	1,990,000	2,097,740
0.38%, 04/15/15	1,000,000	1,003,047
0.25%, 05/15/15	2,500,000	2,498,242
4.13%, 05/15/15(b)	1,533,000	1,695,762
1.75%, 07/31/15(b)	5,250,000	5,476,406
1.38%, 11/30/15(b)	7,000,000	7,240,625
2.00%, 01/31/16	19,800,000	20,929,214
2.13%, 02/29/16(b)	15,000,000	15,933,990
2.63%, 04/30/16(b)	3,055,000	3,307,752
4.88%, 08/15/16(b)	1,833,000	2,157,212
1.00%, 08/31/16(b)	16,000,000	16,346,256
3.00%, 09/30/16(b)	1,325,000	1,462,572
0.88%, 12/31/16	4,000,000	4,062,500
3.25%, 12/31/16(b)	9,325,000	10,435,253
4.63%, 02/15/17(b)	3,060,000	3,619,405
0.88%, 02/28/17	3,000,000	3,046,641
3.00%, 02/28/17(b)	1,845,000	2,049,681
4.50%, 05/15/17(b)	3,595,000	4,258,953
2.75%, 05/31/17(b)	4,335,000	4,781,709
0.75%, 06/30/17	11,500,000	11,588,941
2.50%, 06/30/17	3,450,000	3,766,700
1.88%, 09/30/17(b)	1,800,000	1,911,796
1.88%, 10/31/17	1,800,000	1,912,360
4.25%, 11/15/17(b)	12,415,000	14,727,294
2.75%, 02/28/18	2,000,000	2,222,500
2.88%, 03/31/18(b)	3,500,000	3,914,806
2.38%, 05/31/18(b)	10,000,000	10,915,620
1.38%, 09/30/18	8,000,000	8,260,000
1.38%, 12/31/18(b)	4,000,000	4,125,000
1.38%, 02/28/19	4,000,000	4,120,000
1.50%, 03/31/19	2,000,000	2,074,532
1.13%, 05/31/19	4,000,000	4,045,000
3.63%, 08/15/19(b)	1,495,000	1,766,435
3.38%, 11/15/19	4,370,000	5,097,876
3.63%, 02/15/20	5,410,000	6,419,300
3.50%, 05/15/20	9,600,000	11,319,754
2.63%, 08/15/20(b)	8,100,000	9,007,451
3.13%, 05/15/21	8,200,000	9,446,015
2.13%, 08/15/21(b)	2,250,000	2,396,952
2.00%, 11/15/21	6,000,000	6,309,372
1.75%, 05/15/22	3,000,000	3,070,782

Total U.S. Treasury Notes (cost $363,528,398)		382,640,791

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

Yankee Dollars 0.6%

	Principal Amount	Market Value

Chemicals 0.1%
Agrium, Inc., 6.13%, 01/15/41	100,000	129,002
Potash Corp. of Saskatchewan, Inc., 5.88%, 12/01/36	375,000	492,795

		621,797

Commercial Banks 0.0%†
BBVA US Senior SAU, 3.25%, 05/16/14	400,000	383,759
Westpac Banking Corp., 4.63%, 06/01/18	103,000	109,632

		493,391

Electric Utilities 0.0%†
Hydro Quebec
8.40%, 01/15/22	153,000	223,865
8.88%, 03/01/26	109,000	178,490

		402,355

Energy Equipment & Services 0.0%†
Weatherford International Ltd., 5.50%, 02/15/16	51,000	56,166

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	250,000	286,891
TransCanada PipeLines Ltd., 5.85%, 03/15/36	500,000	671,157

		958,048

Metals & Mining 0.1%
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	73,013
Teck Resources Ltd.
3.85%, 08/15/17	100,000	106,801
4.50%, 01/15/21	200,000	212,412
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	130,501

		522,727

Oil, Gas & Consumable Fuels 0.3%
Canadian Natural Resources Ltd., 4.90%, 12/01/14	195,000	213,309
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	260,000	309,724
Encana Corp.
4.75%, 10/15/13	236,000	246,182
6.50%, 08/15/34	250,000	291,600
Nexen, Inc.
5.88%, 03/10/35	92,000	108,516
6.40%, 05/15/37	250,000	317,419
Noble Holding International Ltd., 4.63%, 03/01/21	250,000	270,872
Petro-Canada, 5.95%, 05/15/35	189,000	229,013
Statoil ASA, 6.80%, 01/15/28	225,000	319,712
Suncor Energy, Inc., 6.10%, 06/01/18	605,000	736,071
Talisman Energy, Inc.
7.25%, 10/15/27	92,000	118,559
5.75%, 05/15/35	250,000	272,793

		3,433,770

Pharmaceuticals 0.0%†
Teva Pharmaceutical Finance III BV, 1.70%, 03/21/14	300,000	304,770

Road & Rail 0.0%†
Canadian National Railway Co.
6.90%, 07/15/28	168,000	240,446
6.20%, 06/01/36	164,000	231,157

		471,603

Supranational 0.0%†
Inter-American Development Bank, 6.80%, 10/15/25	287,000	411,855

Water Utilities 0.0%†
United Utilities PLC, 5.38%, 02/01/19	100,000	109,590

Total Yankee Dollars (cost $6,553,248)		7,786,072

Mutual Fund 3.8%

	Shares	Market Value
Money Market Fund 3.8%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22% (f)	49,845,835	49,845,835

Total Mutual Fund (cost $49,845,835)		49,845,835

Repurchase Agreement 0.7%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.17%, dated 07/31/12, due 08/01/12, repurchase price $8,523,554, collateralized by U.S. Government Treasury Securities ranging from 0.25% - 0.38%, maturing 03/15/15 - 05/15/15; total market value $8,693,994.(g)	$8,523,513	$8,523,513

Total Repurchase Agreement (cost $8,523,513)		8,523,513

TBA Sale Commitments (0.5)%

	Principal Amount	Market Value
U.S. Government Mortgage Backed Agencies
Federal Home Loan Mortgage Corp. Gold Pool TBA
5.00%, 08/15/42	(2,000,000)	(2,167,500)
5.50%, 08/15/42	(3,000,000)	(3,274,688)
Federal National Mortgage Association Pool TBA
3.50%, 08/25/27	(500,000)	(531,406)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

TBA Sale Commitments (continued)

Principal Amount		Market Value
4.00%, 08/25/42	(1,000,000)	(1,071,719)

Total TBA Sale Commitments (cost $(7,012,227))		(7,045,313)

Total Investments (cost $1,257,156,539 (h) — 103.5%		1,355,326,361
Liabilities in excess of other assets — (3.5)%		(45,324,600)

NET ASSETS — 100.0%		$1,310,001,761

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2012. The maturity date represents the actual maturity date.
(b)	The security or a portion of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $262,041,928, which was collateralized by a repurchase agreement with a value of $8,523,513 and $256,813,190 of collateral in the form of U.S. Government Securities, interest rates ranging from 0.25% to 9.50% and maturity dates ranging from 06/01/13 to 11/16/52, a total value of $265,336,703.
(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2012.
(d)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2012 was $2,899,933 which represents 0.22% of net assets.
(e)	Investment in affiliate.
(f)	Represents 7-day effective yield as of July 31, 2012.
(g)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2012 was $8,523,513.
(h)	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,257,864,229, tax unrealized appreciation and depreciation were $97,882,598 and $(420,466), respectively.
†	Amount rounds to less than 0.1%.

AG	Stock Corporation
ASA	Stock Corporation
BA	Limited
BV	Private Limited Liability Company
LLC	Limited Liability Company
LP	Limited Partnership
Ltd.	Limited
NA	National Association
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company
SAB de CV	Public Traded Company
SAU	Single Shareholder Corporation
TBA	To Be Announced

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$2,164,041	$—	$2,164,041
Commercial Mortgage Backed Securities	—	25,225,095	—	25,225,095
Corporate Bonds	—	286,244,079	—	286,244,079
Municipal Bonds	—	13,042,683	—	13,042,683
Mutual Fund	49,845,835	—	—	49,845,835
Repurchase Agreement	—	8,523,513	—	8,523,513
Sovereign Bonds	—	35,600,637	—	35,600,637
U.S. Government Mortgage Backed Agencies	—	404,496,879	—	404,496,879
U.S. Government Sponsored & Agency Obligations	—	69,689,999	—	69,689,999
U.S. Treasury Bonds	—	77,112,050	—	77,112,050
U.S. Treasury Notes	—	382,640,791	—	382,640,791
Yankee Dollars	—	7,786,072	—	7,786,072

Total Assets	$49,845,835	$1,312,525,839	$—	$1,362,371,674

Liabilities:
U.S. Government Mortgage Backed Agencies	—	(7,045,313)	—	(7,045,313)
Total Liabilities	$—	$(7,045,313)	$—	$(7,045,313)

Total	$49,845,835	$1,305,480,526	$—	$1,355,326,361

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Destination 2010 Fund

Mutual Funds 85.4%
	Shares	Market Value
Alternative Assets 25.4%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	858,696	$8,226,310

Total Alternative Assets (cost $8,416,014)		8,226,310

Equity Funds 38.4%
Nationwide International Index Fund, Institutional Class (a)	510,341	3,301,905
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	159,055	2,266,540
Nationwide S&P 500 Index Fund, Institutional Class (a)	512,924	5,898,621
Nationwide Small Cap Index Fund, Institutional Class (a)	83,598	978,095

Total Equity Funds (cost $12,211,291)		12,445,161

Fixed Income Fund 19.7%
Nationwide Bond Index Fund, Institutional Class (a)	534,993	6,382,472

Total Fixed Income Fund (cost $6,261,563)		6,382,472

Money Market Fund 1.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	626,228	626,228

Total Money Market Fund (cost $626,228)		626,228

Total Mutual Funds (cost $27,515,096)		27,680,171

Exchange Traded Funds 14.7%
	Shares	Market Value
Fixed Income Funds 14.7%
iShares Barclays 1-3 Year Credit Bond Fund	5,976	629,153
iShares Barclays 1-3 Year Treasury Bond Fund	7,454	630,087
iShares Barclays US Treasury Inflation Protected Securities Fund	28,865	3,505,366

Total Exchange Traded Funds (cost $4,727,972)		4,764,606

Total Investments (cost $32,243,068) (c) — 100.1%		32,444,777
Liabilities in excess of other assets — (0.1)%		(41,815)

NET ASSETS — 100.0%		$32,402,962

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2012.
(c)	At July 31, 2012, the tax basis cost of the Fund’s investments was $32,766,400, tax unrealized appreciation and depreciation were $202,136 and $(523,759), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Destination 2010 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$4,764,606	$—	$—	$4,764,606
Mutual Funds	27,680,171	—	—	27,680,171

Total	$32,444,777	$—	$—	$32,444,777

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Destination 2015 Fund

Mutual Funds 87.4%

	Shares	Market Value
Alternative Assets 23.3%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	3,485,900	$33,394,918

Total Alternative Assets (cost $34,378,850)		33,394,918

Equity Funds 46.4%
Nationwide International Index Fund, Institutional Class (a)	3,155,075	20,413,333
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	802,091	11,429,796
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,512,733	28,896,425
Nationwide Small Cap Index Fund, Institutional Class (a)	491,651	5,752,319

Total Equity Funds (cost $62,505,091)		66,491,873

Fixed Income Fund 16.7%
Nationwide Bond Index Fund, Institutional Class (a)	2,009,714	23,975,885

Total Fixed Income Fund (cost $23,527,990)		23,975,885

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	1,383,773	1,383,773

Total Money Market Fund (cost $1,383,773)		1,383,773

Total Mutual Funds (cost $121,795,704)		125,246,449

Exchange Traded Funds 12.7%

	Shares	Market Value

Fixed Income Funds 12.7%
iShares Barclays 1-3 Year Credit Bond Fund	19,751	2,079,385
iShares Barclays 1-3 Year Treasury Bond Fund	24,605	2,079,861
iShares Barclays US Treasury Inflation Protected Securities Fund	115,423	14,016,969

Total Exchange Traded Funds (cost $18,026,249)		18,176,215

Total Investments (cost $139,821,953) (c) — 100.1%		143,422,664

Liabilities in excess of other assets — (0.1)%		(81,425)

NET ASSETS — 100.0%		$143,341,239

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2012.
(c)	At July 31, 2012, the tax basis cost of the Fund’s investments was $141,590,476, tax unrealized appreciation and depreciation were $3,423,811 and $(1,591,623), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Destination 2015 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$18,176,215	$—	$—	$18,176,215
Mutual Funds	125,246,449	—	—	125,246,449

Total	$143,422,664	$—	$—	$143,422,664

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Destination 2020 Fund

Mutual Funds 91.3%

	Shares	Market Value
Alternative Assets 19.2%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	3,741,288	$35,841,543

Total Alternative Assets (cost $36,849,498)		35,841,543

Equity Funds 57.4%
Nationwide International Index Fund, Institutional Class (a)	5,557,925	35,959,775
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,302,849	18,565,594
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,754,339	43,174,898
Nationwide Small Cap Index Fund, Institutional Class (a)	797,838	9,334,704

Total Equity Funds (cost $101,430,618)		107,034,971

Fixed Income Fund 14.7%
Nationwide Bond Index Fund, Institutional Class (a)	2,306,268	27,513,780

Total Fixed Income Fund (cost $27,022,385)		27,513,780

Total Mutual Funds (cost $165,302,501)		170,390,294

Exchange Traded Funds 8.8%

	Shares	Market Value
Fixed Income Funds 8.8%
iShares Barclays 1-3 Year Credit Bond Fund	25,731	2,708,960
iShares Barclays 1-3 Year Treasury Bond Fund	32,008	2,705,636
iShares Barclays US Treasury Inflation Protected Securities Fund	89,971	10,926,078

Total Exchange Traded Funds (cost $16,221,705)		16,340,674

Total Investments (cost $181,524,206) (b) — 100.1%		186,730,968
Liabilities in excess of other assets — (0.1)%		(104,543)

NET ASSETS — 100.0%		$186,626,425

(a)	Investment in affiliate.
(b)	At July 31, 2012, the tax basis cost of the Fund’s investments was $183,798,545, tax unrealized appreciation and depreciation were $5,328,412 and $(2,395,989), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Destination 2020 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$16,340,674	$—	$—	$16,340,674
Mutual Funds	170,390,294	—	—	170,390,294

Total	$186,730,968	$—	$—	$186,730,968

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited))

Nationwide Destination 2025 Fund

Mutual Funds 94.3%

	Shares	Market Value
Alternative Assets 18.2%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	3,272,658	$31,352,059

Total Alternative Assets (cost $32,187,893)		31,352,059

Equity Funds 68.2%
Nationwide International Index Fund, Institutional Class (a)	5,940,829	38,437,163
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,441,200	20,537,094
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,918,903	45,067,382
Nationwide Small Cap Index Fund, Institutional Class (a)	1,179,550	13,800,739

Total Equity Funds (cost $110,041,287)		117,842,378

Fixed Income Fund 7.9%
Nationwide Bond Index Fund, Institutional Class (a)	1,137,134	13,566,014

Total Fixed Income Fund (cost $13,325,743)		13,566,014

Total Mutual Funds (cost $155,554,923)		162,760,451

Exchange Traded Funds 5.8%

	Shares	Market Value

Fixed Income Funds 5.8%
iShares Barclays 1-3 Year Credit Bond Fund	31,596	3,326,427
iShares Barclays US Treasury Inflation Protected Securities Fund	55,389	6,726,440

Total Exchange Traded Funds (cost $9,980,042)		10,052,867

Total Investments (cost $165,534,965) (b) — 100.1%		172,813,318
Liabilities in excess of other assets — (0.1)%		(88,476)

NET ASSETS — 100.0%		$172,724,842

(a)	Investment in affiliate.
(b)	At July 31, 2012, the tax basis cost of the Fund’s investments was $167,992,037, tax unrealized appreciation and depreciation were $6,120,404 and $(1,299,123), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Destination 2025 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$10,052,867	$—	$—	$10,052,867
Mutual Funds	162,760,451	$—	$—	162,760,451

Total	$172,813,318	$—	$—	$172,813,318

* See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Destination 2030 Fund

Mutual Funds 96.1%

	Shares	Market Value
Alternative Assets 14.1%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	2,649,597	$25,383,135

Total Alternative Assets (cost $26,083,009)		25,383,135

Equity Funds 77.1%
Nationwide International Index Fund, Institutional Class (a)	6,460,087	41,796,762
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,622,678	23,123,164
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,705,318	54,111,153
Nationwide Small Cap Index Fund, Institutional Class (a)	1,688,278	19,752,851

Total Equity Funds (cost $123,028,921)		138,783,930

Fixed Income Fund 4.9%
Nationwide Bond Index Fund, Institutional Class (a)	740,209	8,830,688

Total Fixed Income Fund (cost $8,627,031)		8,830,688

Total Mutual Funds (cost $157,738,961)		172,997,753

Exchange Traded Funds 3.9%

	Shares	Market Value
Fixed Income Funds 3.9%
iShares Barclays 1-3 Year Credit Bond Fund	32,977	3,471,819
iShares Barclays US Treasury Inflation Protected Securities Fund	28,796	3,496,986

Total Exchange Traded Funds (cost $6,925,144)		6,968,805

Total Investments (cost $164,664,105) (b) — 100.0%		179,966,558
Liabilities in excess of other assets — 0.0%†		(85,907)

NET ASSETS — 100.0%		$179,880,651

(a)	Investment in affiliate.
(b)	At July 31, 2012, the tax basis cost of the Fund’s investments was $168,079,030, tax unrealized appreciation and depreciation were $12,730,497 and $(842,969), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Destination 2030 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$6,968,805	$—	$—	$6,968,805
Mutual Funds	172,997,753	—	—	172,997,753

Total	$179,966,558	$—	$—	$179,966,558

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Destination 2035 Fund

Mutual Funds 99.1%

	Shares	Market Value
Alternative Assets 12.1%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	1,312,428	$12,573,055

Total Alternative Assets (cost $12,846,002)		12,573,055

Equity Funds 84.1%
Nationwide International Index Fund, Institutional Class (a)	4,218,036	27,290,693
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	936,489	13,344,972
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,899,955	33,349,482
Nationwide Small Cap Index Fund, Institutional Class (a)	1,150,895	13,465,470

Total Equity Funds (cost $81,201,363)		87,450,617

Fixed Income Fund 2.9%
Nationwide Bond Index Fund, Institutional Class (a)	257,191	3,068,291

Total Fixed Income Fund (cost $3,010,019)		3,068,291

Total Mutual Funds (cost $97,057,384)		103,091,963

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	9,567	1,007,214

Total Exchange Traded Fund (cost $1,006,020)		1,007,214

Total Investments (cost $98,063,404) (b) — 100.1%		104,099,177
Liabilities in excess of other assets — (0.1)%		(54,686)

NET ASSETS — 100.0%		$104,044,491

(a)	Investment in affiliate.
(b)	At July 31, 2012, the tax basis cost of the Fund’s investments was $99,739,325, tax unrealized appreciation and depreciation were $5,324,808 and $(964,956), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Destination 2035 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$1,007,214	$—	$—	$1,007,214
Mutual Funds	103,091,963	—	—	103,091,963

Total	$104,099,177	$—	$—	$104,099,177

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Destination 2040 Fund

Mutual Funds 99.1%

	Shares	Market Value
Alternative Assets 10.1%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	880,101	$8,431,371

Total Alternative Assets (cost $8,566,868)		8,431,371

Equity Funds 87.1%
Nationwide International Index Fund, Institutional Class (a)	3,657,266	23,662,509
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	811,902	11,569,605
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,262,026	26,013,294
Nationwide Small Cap Index Fund, Institutional Class (a)	997,016	11,665,092

Total Equity Funds (cost $66,754,353)		72,910,500

Fixed Income Fund 1.9%
Nationwide Bond Index Fund, Institutional Class (a)	137,509	1,640,478

Total Fixed Income Fund (cost $1,600,922)		1,640,478

Total Mutual Funds (cost $76,922,143)		82,982,349

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	7,699	810,551

Total Exchange Traded Fund (cost $809,562)		810,551

Total Investments (cost $77,731,705) (b) — 100.1%		83,792,900
Liabilities in excess of other assets — (0.1)%		(47,816)

NET ASSETS — 100.0%		$83,745,084

(a)	Investment in affiliate.
(b)	At July 31, 2012, the tax basis cost of the Fund’s investments was $79,187,171, tax unrealized appreciation and depreciation were $5,206,098 and $(600,369), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Destination 2040 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$810,551	$—	$—	$810,551
Mutual Funds	82,982,349	—	—	82,982,349

Total	$83,792,900	$—	$—	$83,792,900

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund held no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Destination 2045 Fund

Mutual Funds 99.1%

	Shares	Market Value
Alternative Assets 10.1%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	470,602	$4,508,368

Total Alternative Assets (cost $4,533,916)		4,508,368

Equity Funds 88.0%
Nationwide International Index Fund, Institutional Class (a)	1,953,494	12,639,107
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	433,717	6,180,470
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,247,642	14,347,882
Nationwide Small Cap Index Fund, Institutional Class (a)	532,573	6,231,109

Total Equity Funds (cost $37,226,947)		39,398,568

Fixed Income Fund 1.0%
Nationwide Bond Index Fund, Institutional Class (a)	36,783	438,819

Total Fixed Income Fund (cost $430,360)		438,819

Total Mutual Funds (cost $42,191,223)		44,345,755

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	4,114	433,122

Total Exchange Traded Fund (cost $432,530)		433,122

Total Investments (cost $42,623,753) (b) — 100.1%		44,778,877

Liabilities in excess of other assets — (0.1)%		(25,761)

NET ASSETS — 100.0%		$44,753,116

(a)	Investment in affiliate.
(b)	At July 31, 2012, the tax basis cost of the Fund’s investments was $43,323,307, tax unrealized appreciation and depreciation were $1,997,745 and $(542,175), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Destination 2045 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$433,122	$–	$–	$433,122
Mutual Funds	44,345,755	–	–	44,345,755

Total	$44,778,877	$–	$–	$44,778,877

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Destination 2050 Fund

Mutual Funds 99.1%

	Shares	Market Value
Alternative Assets 12.1%
Nationwide Alternatives Allocation Fund, Institutional Class (a)	605,538	$5,801,054

Total Alternative Assets (cost $5,900,992)		5,801,054

Equity Funds 87.0%
Nationwide International Index Fund, Institutional Class (a)	2,094,632	13,552,267
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	465,017	6,626,487
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,295,925	14,903,143
Nationwide Small Cap Index Fund, Institutional Class (a)	571,355	6,684,855

Total Equity Funds (cost $37,915,035)		41,766,752

Total Mutual Funds (cost $43,816,027)		47,567,806

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	4,411	464,390

Total Exchange Traded Fund (cost $463,828)		464,390

Total Investments
(cost $44,279,855) (b) — 100.1%		48,032,196
Liabilities in excess of other assets — (0.1)%		(26,596)

NET ASSETS — 100.0%		$48,005,600

(a)	Investment in affiliate.
(b)	At July 31, 2012, the tax basis cost of the Fund’s investments was $45,257,285, tax unrealized appreciation and depreciation were $3,063,919 and $(289,008), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Destination 2050 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$464,390	$—	$—	$464,390
Mutual Funds	47,567,806	—	—	47,567,806

Total	$48,032,196	$—	$—	$48,032,196

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Destination 2055 Fund

Mutual Funds 99.0%

	Shares	Market Value
Alternative Assets 12.0%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	44,177	$423,219

Total Alternative Assets (cost $415,981)		423,219

Equity Funds 87.0%
Nationwide International Index Fund, Institutional Class(a)	153,589	993,722
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	36,605	521,622
Nationwide S&P 500 Index Fund, Institutional Class(a)	91,884	1,056,668
Nationwide Small Cap Index Fund, Institutional Class(a)	41,821	489,301

Total Equity Funds (cost $3,003,063)		3,061,313

Total Mutual Funds (cost $3,419,044)		3,484,532

Exchange Traded Fund 1.0%

	Shares	Market Value
Fixed Income Fund 1.0%
iShares Barclays 1-3 Year Credit Bond Fund	325	34,216

Total Exchange Traded Fund (cost $34,150)		34,216

Total Investments (cost $3,453,194) (b) — 100.0%		3,518,748
Liabilities in excess of other assets — 0.0%†		(1,263)

NET ASSETS — 100.0%		$3,517,485

(a)	Investment in affiliate.
(b)	At July 31, 2012, the tax basis cost of the Fund’s investments was $3,468,523, tax unrealized appreciation and depreciation were $72,533 and $(22,308), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Destination 2055 Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Fund	$34,216	$—	$—	$34,216
Mutual Funds	3,484,532	—	—	3,484,532

Total	$3,518,748	$—	$—	$3,518,748

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities 26.0%

	Principal Amount	Market Value
Automobile 12.1%
Ally Auto Receivables Trust Series 2010-2, Class A4, 2.09%, 05/15/15	$750,000	$765,674
Series 2011-2, Class A2, 0.67%, 10/15/13	260,600	260,643
Series 2012-2, Class A2, 0.56%, 10/15/14	1,265,000	1,265,910
Bank of America Auto Trust Series 2009-3A, Class A4, 2.67%, 12/15/16(a)	658,945	666,449
Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	2,000,000	2,022,180
BMW Vehicle Owner Trust Series 2011-A, Class A3, 0.76%, 08/25/15	2,000,000	2,007,052
Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, 01/15/16	82,987	83,144
Ford Credit Auto Owner Trust Series 2009-E, Class A4, 2.42%, 11/15/14	2,500,000	2,536,212
Series 2012-B, Class A2, 0.57%, 01/15/15	1,100,000	1,101,207
Harley-Davidson Motorcycle Trust, Series 2012-1, Class A3, 0.68%, 04/15/17	295,000	295,304
Honda Auto Receivables Owner Trust Series 2010-2, Class A3, 1.34%, 03/18/14	609,406	611,835
Series 2011-3, Class A2, 0.67%, 04/21/14	1,171,324	1,173,065
Series 2012-2, Class A2, 0.56%, 11/17/14	1,100,000	1,101,323
Series 2012-3, Class A3, 0.56%, 05/15/16	1,000,000	1,000,937
Huntington Auto Trust, Series 2012-1, Class A2, 0.54%, 11/17/14	1,260,000	1,261,004
Hyundai Auto Receivables Trust Series 2009-A, Class A4, 3.15%, 03/15/16	600,000	611,091
Series 2012-A, Class A3, 0.72%, 03/15/16	435,000	436,544
Series 2012-B, Class A3, 0.62%, 09/15/16	1,000,000	1,001,935
Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, 08/15/14	1,170,877	1,176,298
Nissan Auto Receivables Owner Trust Series 2009-A, Class A4, 4.74%, 08/17/15	395,613	399,475
Series 2012-A, Class A2, 0.54%, 10/15/14	660,000	660,521
Series 2012-A, Class A3, 0.73%, 05/16/16	275,000	276,273
Series 2012-B, Class A3, 0.46%, 10/15/16	1,400,000	1,399,983
Porsche Financial Auto Securitization Trust, Series 2011-1, Class A4, 1.19%, 12/17/18(a)	2,000,000	2,019,956
Toyota Auto Receivables Owner Trust Series 2011-A, Class A3, 0.98%, 10/15/14	480,000	481,417
Series 2012-A, Class A3, 0.75%, 02/16/16	675,000	678,110
USAA Auto Owner Trust Series 2009-2, Class A3, 1.54%, 02/18/14	3,960	3,961
Series 2009-2, Class A4, 2.53%, 07/15/15	1,410,000	1,424,988
Series 2010-1, Class A4, 2.14%, 09/15/15	1,000,000	1,011,322
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A3, 1.31%, 01/20/14	239,523	239,762
Series 2010-1, Class A4, 2.14%, 08/22/16	925,000	936,266
World Omni Auto Receivables Trust Series 2010-A, Class A4, 2.21%, 05/15/15	1,700,000	1,723,433
Series 2011-B, Class A2, 0.65%, 08/15/14	1,415,902	1,417,349

		32,050,623

Credit Card 5.9%
American Express Credit Account Master Trust, Series 2011-1, Class A, 0.42%, 04/17/17(b)	2,300,000	2,304,014
BA Credit Card Trust, Series 2006-A7, Class A7, 0.29%, 12/15/16(b)	2,000,000	1,998,544
Capital One Multi-Asset Execution Trust, Series 2008-A3, Class A3, 5.05%, 02/15/16	1,940,000	2,002,301
Chase Issuance Trust Series 2007-A17, Class A, 5.12%, 10/15/14	2,155,000	2,176,315
Series 2008-A4, Class A4, 4.65%, 03/15/15	2,000,000	2,053,232

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

Asset-Backed Securities (continued)

	Principal Amount	Market Value
Credit Card (continued)
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, 2.25%, 12/23/14	$2,662,000	$2,681,310
Discover Card Master Trust, Series 2008-A4, Class A4, 5.65%, 12/15/15	2,360,000	2,467,198

		15,682,914

Other 8.0%
AEP Texas Central Transition Funding LLC, Series 2002-1, Class A4, 5.96%, 07/15/15	344,118	356,951
CenterPoint Energy Transition Bond Co. LLC Series 2005-A, Class A2, 4.97%, 08/01/14	188,359	188,357
Series 2005-A, Class A3, 5.09%, 08/01/15	2,225,000	2,312,008
Series 2009-1, Class A1, 1.83%, 02/15/15	2,110,051	2,148,012
Consumers Funding LLC, Series 2001-1, Class A5, 5.43%, 04/20/15	697,355	717,911
Detroit Edison Securitization Funding LLC, Series 2001-1, Class A5, 6.42%, 03/01/15	515,600	526,310
GE Equipment Midticket LLC, Series 2010-1, Class A3, 0.94%, 07/14/14(a)	658,129	658,531
GE Equipment Small Ticket LLC, Series 2011-1A, Class A2, 0.88%, 08/21/13(a)	254,800	254,887
GE Equipment Transportation LLC, Series 2011-1, Class A3, 1.00%, 10/20/14	2,000,000	2,007,189
John Deere Owner Trust Series 2011-A, Class A3, 1.29%, 01/15/16	1,500,000	1,511,200
Series 2012-A, Class A2, 0.59%, 06/16/14	828,000	828,954
Massachusetts RRB Special Purpose Trust Series 2001-1, Class A, 6.53%, 06/01/15	734,811	752,903
Series 2005-1, Class A4, 4.40%, 03/15/15	582,385	591,068
Oncor Electric Delivery Transition Bond Co. LLC Series 2003-1, Class A3, 4.95%, 02/15/15	778,158	785,261
Series 2003-1, Class A4, 5.42%, 08/15/17	485,000	526,499
Series 2004-1, Class A2, 4.81%, 11/17/14	528,147	534,779
Series 2004-1, Class A3, 5.29%, 05/15/18	800,000	886,497
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A5, 4.47%, 12/25/14	1,928,472	1,950,065
PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	1,717,414	1,769,150
Volvo Financial Equipment LLC Series 2010-1A, Class A3, 1.56%, 06/17/13(a)	39,840	39,852
Series 2012-1A, Class A3, 0.91%, 08/17/15(a)	1,885,000	1,891,938

		21,238,322

Total Asset-Backed Securities (cost $69,283,996)		68,971,859

Collateralized Mortgage Obligations 17.9%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 3584, Class BL, 1.25%, 10/15/12	93,359	93,380
Series 3591, Class NA, 1.25%, 10/15/12	176,845	176,892
Series 3574, Class AC, 1.85%, 08/15/14	450,570	452,751
Series 3573, Class LC, 1.85%, 08/15/14	460,963	463,599
Series 3610, Class AB, 1.40%, 12/15/14	299,039	299,927
Series 3612, Class AE, 1.40%, 12/15/14	524,055	525,944
Series 3555, Class JA, 4.00%, 12/15/14	319,256	322,501
Series 3865, Class DA, 1.25%, 12/15/16	322,833	325,207
Series 2672, Class NF, 4.00%, 12/15/16	38,992	38,982
Series 2695, Class DE, 4.00%, 01/15/17	267,859	268,422
Series 3818, Class UA, 1.35%, 02/15/17	957,078	966,137
Series 3827, Class CA, 1.50%, 04/15/17	1,047,562	1,059,456
Series 2625, Class JD, 3.25%, 07/15/17	15,812	15,813
Series 3758, Class CD, 1.50%, 08/15/17	1,241,869	1,253,637
Series 2783, Class AB, 4.00%, 10/15/17	125,029	125,861
Series 2628, Class DQ, 3.00%, 11/15/17	608,250	618,635
Series 2628, Class GQ, 3.14%, 11/15/17	760,312	773,516
Series 2629, Class AN, 3.50%, 01/15/18	780,850	799,674
Series 2629, Class AM, 4.00%, 01/15/18	401,580	412,009
Series 2555, Class B, 4.25%, 01/15/18	488,873	514,006

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

Collateralized Mortgage Obligations 17.9%(continued)

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS Series 2786, Class PD, 4.50%, 01/15/18	806,075	816,733
Series 3840, Class BA, 2.00%, 02/15/18	1,556,037	1,593,442
Series 2643, Class NT, 4.50%, 03/15/18	680,023	699,268
Series 2613, Class PA, 3.25%, 05/15/18	175,119	176,423
Series 2836, Class PX, 4.00%, 05/15/18	460,126	469,023
Series 3728, Class CA, 1.50%, 10/15/18	1,244,198	1,263,650
Series 3772, Class HC, 3.00%, 10/15/18	2,146,832	2,233,899
Series 3636, Class EB, 2.00%, 11/15/18	424,639	435,051
Series 2877, Class GP, 4.00%, 11/15/18	379,969	386,257
Series 3649, Class EA, 2.25%, 12/15/18	882,091	907,878
Series 3659, Class DE, 2.00%, 03/15/19	742,446	762,135
Series 3683, Class AD, 2.25%, 06/15/20	403,210	408,898
Series 3846, Class CK, 1.50%, 09/15/20	2,076,556	2,102,808
Series 3815, Class DE, 3.00%, 10/15/21	1,350,790	1,393,714
Series 3609, Class LC, 3.50%, 12/15/24	1,325,127	1,386,402
Series 3639, Class AB, 2.75%, 02/15/25	986,603	1,023,720
Series 3845, Class ME, 3.00%, 09/15/25	1,132,972	1,171,131
Series 2763, Class FC, 0.60%, 04/15/32(b)	1,857,009	1,859,296

	Principal Amount	Market Value
Federal National Mortgage Association REMICS Series 2003-113, Class PD, 4.00%, 02/25/17	$360,310	$362,677
Series 2002-16, Class XU, 5.50%, 04/25/17	1,228,058	1,304,373
Series 2004-6, Class CA, 4.00%, 06/25/17	107,525	107,828
Series 2003-122, Class OK, 4.00%, 06/25/17	192,381	193,642
Series 2003-67, Class TA, 3.00%, 08/25/17	87,024	87,202
Series 2004-29, Class L, 4.00%, 09/25/17	45,093	45,133
Series 2004-32, Class AB, 4.00%, 10/25/17	88,623	89,026
Series 2003-49, Class TK, 3.50%, 03/25/18	713,022	733,692
Series 2003-59, Class GC, 4.50%, 03/25/18	518,969	532,981
Series 2011-69, Class AB, 1.50%, 05/25/18	1,575,250	1,598,656
Series 2004-76, Class CW, 4.00%, 05/25/18	889,222	897,052
Series 2003-57, Class NB, 3.00%, 06/25/18	71,899	74,749
Series 2010-30, Class DB, 2.00%, 08/25/18	922,547	936,086
Series 2008-15, Class JM, 4.00%, 02/25/19	318,543	327,494
Series 2008-18, Class MD, 4.00%, 03/25/19	788,692	833,965
Series 2010-60, Class D, 2.50%, 06/25/20	747,871	771,229
Series 2008-75, Class DA, 4.50%, 03/25/21	1,189,816	1,201,245
Series 2007-36, Class AB, 5.00%, 11/25/21	890,292	944,539
Series 2008-15, Class EL, 4.25%, 06/25/22	1,110,204	1,147,865
Series 2009-88, Class EA, 4.50%, 05/25/23	610,386	625,013
Series 2009-44, Class A, 4.50%, 12/25/23	449,909	469,780
Series 2009-76, Class MA, 4.00%, 09/25/24	784,909	821,600
Series 2003-86, Class OE, 5.00%, 03/25/32	578,243	595,721
Series 2003-14, Class AN, 3.50%, 03/25/33	131,500	137,901
Government National Mortgage Association Series 2004-48, Class F, 0.65%, 11/16/30(b)	434,594	435,048
Series 2005-54, Class CM, 4.75%, 07/20/35	801,310	816,411
Series 2010-67, Class DA, 2.50%, 04/20/36	760,491	776,684
Series 2009-57, Class BA, 2.25%, 06/16/39	316,803	321,829
Series 2009-81, Class WA, 2.00%, 08/20/39	948,013	954,431
Morgan Stanley BAMLTrust , 0.92%, 08/17/45	670,000	669,997

Total Collateralized Mortgage Obligations (cost $47,311,789)		47,409,926

Commercial Mortgage Backed Securities 5.1%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc. Series 2005-1, Class A3, 4.88%, 11/10/42	184,522	184,387
Series 2005-3, Class A2, 4.50%, 07/10/43	601,580	604,293
Series 2005-5, Class ASB, 5.05%, 10/10/45(b)	461,208	480,817
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A2 5.73%, 03/15/49(b)	379,889	391,163
Commercial Mortgage Pass Through Certificates Series 2012-CR1, Class A1, 1.12%, 05/15/45	971,104	978,468
Series 2012-LC4, Class A1, 1.16%, 12/10/44	280,117	282,353

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 201 (Unaudited)

Nationwide Enhanced Income Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38(b)	$1,069,613	$1,077,014
FDIC Trust Commercial Mortgage Trust, Series 2012-C1, Class A 0.84%, 05/25/35	2,384,925	2,389,480
GS Mortgage Securities Corp. II, Series 2012-GCJ7, Class A1 1.14%, 05/10/45	2,000,371	2,012,992
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2003-PM1A, Class A3, 5.17%, 08/12/40(b)	634,060	638,043
Series 2005-LDP2, Class A3, 4.70%, 07/15/42	613,610	618,036
Series 2012-CBX, Class A1, 0.96%, 06/16/45	893,400	896,120
Morgan Stanley Capital I, Inc., Series 2005-IQ10, Class AAB 5.18%, 09/15/42(b)	161,247	166,335
Prudential Commercial Mortgage Trust, Series 2003-PWR1, Class A1 3.67%, 02/11/36	537,409	538,947
Wachovia Bank Commercial Mortgage Trust Series 2005-C16, Class A2, 4.38%, 10/15/41	137,529	137,450
Series 2005-C17, Class APB, 5.04%, 03/15/42	673,679	688,434
Series 2005-C20, Class APB, 5.09%, 07/15/42(b)	1,066,967	1,082,372
Series 2006-C29, Class A2, 5.28%, 11/15/48	95,533	96,215
WFRBS Commercial Mortgage Pass Through Trust, Series 2012-C8 0.87%, 08/15/45	236,000	235,996

Total Commercial Mortgage Backed Securities (cost $13,599,529)		13,498,915

Corporate Bonds 37.1%

	Principal Amount	Market Value
Aerospace & Defense 2.1%
Boeing Co. (The), 1.88%, 11/20/12	2,500,000	2,511,468
General Dynamics Corp., 4.25%, 05/15/13	2,350,000	2,422,791
United Technologies Corp., 0.97%, 06/01/15(b)	620,000	627,142

		5,561,401

Automobiles 0.4%
Toyota Motor Credit Corp., 1.38%, 08/12/13	1,000,000	1,010,434

Beverages 1.4%
Anheuser-Busch InBev Worldwide, Inc. 3.00%, 10/15/12	460,000	462,378
2.50%, 03/26/13	400,000	405,374
Coca-Cola Co. (The), 3.63%, 03/15/14	1,150,000	1,208,764
PepsiCo, Inc., 3.75%, 03/01/14	900,000	944,172
SABMiller PLC, 5.50%, 08/15/13(a)	560,000	584,905

		3,605,593

Capital Markets 2.4%
Citigroup Funding, Inc., 2.25%, 12/10/12	2,500,000	2,517,712
Goldman Sachs Group, Inc. (The) 5.45%, 11/01/12	485,000	490,671
3.30%, 05/03/15	825,000	839,329
Morgan Stanley 5.30%, 03/01/13	1,230,000	1,255,572
6.00%, 05/13/14	100,000	105,223
UBS AG, 2.25%, 08/12/13	1,250,000	1,264,684

		6,473,191

Chemicals 0.5%
Air Products & Chemicals, Inc., 4.15%, 02/01/13	730,000	743,828
Praxair, Inc., 1.75%, 11/15/12	600,000	602,276

		1,346,104

Commercial Banks 7.9%
Bank of New York Mellon Corp. (The), 4.95%, 11/01/12	2,500,000	2,528,183
Bank of Nova Scotia, 2.38%, 12/17/13	500,000	512,116
BNP Paribas SA, 0.86%, 04/08/13(b)	2,500,000	2,489,165
Canadian Imperial Bank of Commerce, 1.45%, 09/13/13	500,000	505,875
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.65%, 08/17/12(a)	1,615,000	1,616,453
Credit Suisse, 5.50%, 05/01/14	1,225,000	1,306,854
PNC Funding Corp., 5.50%, 09/28/12	2,000,000	2,015,636
Royal Bank of Canada, 2.10%, 07/29/13	2,000,000	2,033,622
US Bancorp, 2.00%, 06/14/13	2,000,000	2,030,106
Wells Fargo & Co., Series FRN, 1.38%, 06/26/15(b)	3,505,000	3,517,082
Westpac Banking Corp., 1.01%, 04/08/13(a)(b)	2,500,000	2,507,708

		21,062,800

Communications Equipment 0.5%
Cisco Systems, Inc., 1.63%, 03/14/14	1,375,000	1,404,106

Computers & Peripherals 1.0%
Hewlett-Packard Co., 4.50%, 03/01/13	2,500,000	2,548,963

Consumer Finance 2.3%
American Express Credit Corp. 5.88%, 05/02/13	1,305,000	1,355,646
Series C, 7.30%, 08/20/13	400,000	427,078

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Consumer Finance (continued)
American Honda Finance Corp. 0.92%, 05/08/14(a)(b)	$360,000	$360,442
0.84%, 06/18/14(a)(b)	345,000	344,816
Caterpillar Financial Services Corp., 4.85%, 12/07/12	2,000,000	2,032,030
John Deere Capital Corp. 4.90%, 09/09/13	500,000	524,731
0.70%, 04/25/14(b)	350,000	350,551
PACCAR Financial Corp., Series FRN, 0.72%, 06/05/14(b)	700,000	701,809

		6,097,103

Diversified Financial Services 3.8%
Bank of America Corp. 4.90%, 05/01/13	1,075,000	1,101,139
7.38%, 05/15/14	210,000	227,855
Citigroup, Inc. 6.00%, 12/13/13	900,000	947,466
6.38%, 08/12/14	375,000	405,071
General Electric Capital Corp. 2.13%, 12/21/12	2,000,000	2,014,470
1.88%, 09/16/13	1,325,000	1,344,279
1.49%, 07/02/15(b)	1,335,000	1,339,962
JPMorgan Chase & Co., 3.70%, 01/20/15	2,500,000	2,634,407

		10,014,649

Diversified Telecommunication Services 1.6%
AT&T, Inc., 5.10%, 09/15/14	2,380,000	2,603,906
Verizon Communications, Inc., 5.25%, 04/15/13	1,500,000	1,550,005

		4,153,911

Electric Utilities 1.2%
AEP Texas Central Transition Funding LLC, Series A-2, 4.98%, 07/01/13	1,137,296	1,161,562
Alabama Power Co., Series 07-D, 4.85%, 12/15/12	2,000,000	2,032,536

		3,194,098

Food Products 0.2%
Campbell Soup Co., 0.75%, 08/01/14(b)	590,000	591,168

Health Care Providers & Services 1.4%
Baxter International, Inc., 1.80%, 03/15/13	2,000,000	2,016,990
Medtronic, Inc., 4.50%, 03/15/14	1,200,000	1,275,798
UnitedHealth Group, Inc., 4.88%, 02/15/13	400,000	409,202

		3,701,990

Household Products 0.2%
Kimberly-Clark Corp., 5.00%, 08/15/13	400,000	419,369

Industrial Conglomerates 0.4%
Cooper US, Inc., 5.25%, 11/15/12	450,000	456,081
General Electric Co., 5.00%, 02/01/13	720,000	736,405

		1,192,486

Information Technology Services 0.8%
IBM International Group Capital LLC, 5.05%, 10/22/12	1,200,000	1,213,355
International Business Machines Corp., 4.75%, 11/29/12	1,000,000	1,015,375

		2,228,730

Insurance 1.5%
Berkshire Hathaway, Inc., Series 1, 2.13%, 02/11/13	1,220,000	1,231,424
Metropolitan Life Global Funding I, 5.13%, 04/10/13(a)	2,000,000	2,061,602
Prudential Financial, Inc., Series B, 4.75%, 04/01/14	635,000	670,131

		3,963,157

Media 1.6%
Historic TW, Inc., 9.13%, 01/15/13	630,000	653,450
NBCUniversal Media LLC 2.10%, 04/01/14	1,360,000	1,386,410
3.65%, 04/30/15	850,000	908,608
Time Warner Cable, Inc., 8.25%, 02/14/14	1,190,000	1,322,864

		4,271,332

Metals & Mining 0.5%
BHP Billiton Finance USA Ltd., 5.50%, 04/01/14	510,000	552,581
Nucor Corp., 5.00%, 12/01/12	400,000	405,618
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14	430,000	489,209

		1,447,408

Multiline Retail 0.6%
Wal-Mart Stores, Inc., 4.25%, 04/15/13	1,550,000	1,593,341

Office Electronics 0.3%
Xerox Corp., 8.25%, 05/15/14	637,000	712,131

Oil, Gas & Consumable Fuels 1.2%
Apache Corp., 5.25%, 04/15/13	355,000	366,921
ConocoPhillips, 4.75%, 10/15/12	1,500,000	1,512,504

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

Corporate Bonds (continued)
	Principal Amount	Market Value
Oil, Gas & Consumable Fuels (continued)
Occidental Petroleum Corp., 1.45%, 12/13/13	$1,175,000	$1,190,649

		3,070,074

Pharmaceuticals 2.3%
Abbott Laboratories, 4.35%, 03/15/14	720,000	765,189
AstraZeneca PLC, 5.40%, 09/15/12	2,000,000	2,011,924
GlaxoSmithKline Capital, Inc., 4.85%, 05/15/13	2,540,000	2,627,930
Novartis Capital Corp., 1.90%, 04/24/13	650,000	657,644

		6,062,687
Specialty Retail 0.5%
Lowe’s Cos., Inc., 5.60%, 09/15/12	1,250,000	1,256,995

Wireless Telecommunication Services 0.5%
Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, 02/01/14	1,225,000	1,309,956

Total Corporate Bonds (cost $98,100,068)		98,293,177

Municipal Bond 1.1%
	Principal Amount	Market Value
Louisiana 1.1%
Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 02/01/19	2,575,197	2,856,641

Total Municipal Bond (cost $2,856,904)		2,856,641

U.S. Government Mortgage Backed Agencies 0.3%
	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# E00678 6.50%, 06/01/14	8,458	8,816
Pool# B17493 4.00%, 12/01/14	510,492	521,357
Pool# E00991 6.00%, 07/01/16	16,945	18,157
Federal National Mortgage Association Pool
Pool# 253845 6.00%, 06/01/16	21,676	23,162
Pool# 254089 6.00%, 12/01/16	36,467	38,966
Pool# 545415 6.00%, 01/01/17	32,371	34,590
Pool# 254195 5.50%, 02/01/17	74,087	80,571
Pool# 625178 5.50%, 02/01/17	62,465	67,932

Total U.S. Government Mortgage Backed Agencies (cost $771,962)		793,551

U.S. Government Sponsored & Agency Obligations 8.1%
	Principal Amount	Market Value
Federal Home Loan Banks 3.38%, 02/27/13	1,500,000	1,526,984
1.88%, 06/21/13	2,200,000	2,232,314
0.50%, 12/13/13	2,500,000	2,504,442
Federal Home Loan Mortgage Corp. 3.75%, 06/28/13	2,500,000	2,581,660
4.13%, 09/27/13	2,500,000	2,612,520
Federal National Mortgage Association 1.75%, 05/07/13	2,500,000	2,528,123
1.25%, 08/20/13	2,500,000	2,525,887
1.00%, 09/23/13	2,500,000	2,521,075
0.60%, 11/14/13	2,500,000	2,501,830

Total U.S. Government Sponsored & Agency Obligations (cost $21,512,261)		21,534,835

U.S. Treasury Note 0.9%
	Principal Amount	Market Value
U.S. Treasury Note, 1.00%, 07/15/13	2,515,000	2,534,451

Total U.S. Treasury Note (cost $2,533,934)		2,534,451

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

Mutual Fund 3.4%
	Shares	Market Value
Money Market Fund 3.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22% (c)	9,017,964	$9,017,964

Total Mutual Fund (cost $9,017,964)		9,017,964

Total Investments (cost $264,988,407) (d) — 99.9%		264,911,319
Other assets in excess of liabilities — 0.1%		288,109

NET ASSETS — 100.0%		$265,199,428

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2012 was $15,029,719 which represents 5.67% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2012. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of July 31, 2012.
(d)	At July 31, 2012, the tax basis cost of the Fund’s investments was $264,988,407, tax unrealized appreciation and depreciation were $642,622 and $(719,710), respectively.

AG	Stock Corporation
BA	Limited
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Enhanced Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$68,971,859	$—	$68,971,859
Collateralized Mortgage Obligations	—	47,409,926	—	47,409,926
Commercial Mortgage Backed Securities	—	13,498,915	—	13,498,915
Corporate Bonds	—	98,293,177	—	98,293,177
Municipal Bond	—	2,856,641	—	2,856,641
Mutual Fund	9,017,964	—	—	9,017,964
U.S. Government Mortgage Backed Agencies	—	793,551	—	793,551
U.S. Government Sponsored & Agency Obligations	—	21,534,835	—	21,534,835
U.S. Treasury Note	—	2,534,451	—	2,534,451

Total	$9,017,964	$255,893,355	$—	$264,911,319

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Fund

Common Stocks 99.1%

	Shares	Market Value
Aerospace & Defense 3.1%
Bombardier, Inc., Class B	1,446,300	$5,206,305
United Technologies Corp.	209,285	15,579,175

		20,785,480

Auto Components 0.9%
BorgWarner, Inc.*	91,700	6,153,070

Beverages 2.8%
PepsiCo, Inc.	258,750	18,818,888

Biotechnology 1.5%
Amgen, Inc.	53,230	4,396,798
Gilead Sciences, Inc.*	110,500	6,003,465

		10,400,263

Capital Markets 2.0%
Charles Schwab Corp. (The)	631,270	7,972,940
State Street Corp.	146,100	5,899,518

		13,872,458

Chemicals 3.9%
Air Products & Chemicals, Inc.	75,285	6,055,172
Monsanto Co.	45,300	3,878,586
Potash Corp. of Saskatchewan, Inc.	131,000	5,784,960
PPG Industries, Inc.	31,080	3,402,017
Praxair, Inc.	67,600	7,014,176

		26,134,911

Commercial Banks 5.3%
PNC Financial Services Group, Inc.	136,405	8,061,536
Royal Bank of Canada	101,000	5,174,632
U.S. Bancorp	189,980	6,364,330
Wells Fargo & Co.	483,685	16,353,390

		35,953,888

Communications Equipment 3.3%
Cisco Systems, Inc.	624,941	9,967,809
Juniper Networks, Inc.*	157,390	2,759,047
QUALCOMM, Inc.	164,900	9,841,232

		22,568,088

Computers & Peripherals 1.3%
EMC Corp.*	338,700	8,877,327

Construction & Engineering 0.4%
Fluor Corp.	53,650	2,659,967

Diversified Financial Services 3.1%
IntercontinentalExchange, Inc.*	55,900	7,335,198
JPMorgan Chase & Co.	382,456	13,768,416

		21,103,614

Diversified Telecommunication Services 1.2%
TELUS Corp.	95,749	5,978,763
TELUS Corp., Non-Voting Shares, Class A(a)	33,919	2,079,235

		8,057,998

Electrical Equipment 1.0%
Emerson Electric Co.	148,300	7,084,291

Energy Equipment & Services 1.5%
National Oilwell Varco, Inc.	44,300	3,202,890
Schlumberger Ltd.	96,200	6,855,212

		10,058,102

Food & Staples Retailing 2.5%
CVS Caremark Corp.	217,860	9,858,165
Sysco Corp.	231,445	6,802,169

		16,660,334

Food Products 4.9%
ConAgra Foods, Inc.	245,530	6,062,136
General Mills, Inc.	155,935	6,034,684
Kellogg Co.	181,600	8,662,320
Kraft Foods, Inc., Class A	306,600	12,175,086

		32,934,226

Health Care Equipment & Supplies 4.7%
Baxter International, Inc.	241,010	14,101,495
Boston Scientific Corp.*	690,895	3,571,927
Medtronic, Inc.	253,310	9,985,480
St. Jude Medical, Inc.	112,316	4,196,126

		31,855,028

Health Care Providers & Services 2.5%
Aetna, Inc.	140,457	5,064,880
Quest Diagnostics, Inc.	204,605	11,955,070

		17,019,950

Hotels, Restaurants & Leisure 1.7%
McDonald’s Corp.	65,025	5,810,634
Starwood Hotels & Resorts Worldwide, Inc.	100,200	5,425,830

		11,236,464

Household Products 4.0%
Kimberly-Clark Corp.	95,785	8,324,674
Procter & Gamble Co. (The)	295,150	19,048,981

		27,373,655

Industrial Conglomerates 1.1%
3M Co.	78,445	7,156,537

Information Technology Services 4.4%
Alliance Data Systems Corp.*(a)	53,400	6,942,000
Cognizant Technology Solutions Corp., Class A*	152,800	8,674,456

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Fund

Common Stocks (continued)

	Shares	Market Value
Information Technology Services (continued)
International Business Machines Corp.	34,025	$6,668,220
Visa, Inc., Class A	59,300	7,653,851

		29,938,527

Insurance 5.0%
Aflac, Inc.	172,200	7,538,916
Chubb Corp. (The)	93,645	6,807,055
Hartford Financial Services Group, Inc.	390,820	6,428,989
Prudential Financial, Inc.	114,380	5,522,266
Travelers Cos., Inc. (The)	123,215	7,719,420

		34,016,646

Internet Software & Services 0.5%
Yahoo!, Inc.*	228,800	3,624,192

Machinery 3.8%
Deere & Co.	95,467	7,333,775
Dover Corp.	113,475	6,180,983
Illinois Tool Works, Inc.	96,675	5,253,320
Parker Hannifin Corp.	82,600	6,634,432

		25,402,510

Media 3.1%
Comcast Corp., Class A	441,190	14,360,735
Walt Disney Co. (The)	140,580	6,908,101

		21,268,836

Multiline Retail 0.9%
Target Corp.	105,400	6,392,510

Oil, Gas & Consumable Fuels 10.5%
Apache Corp.	131,495	11,324,349
Chevron Corp.	76,200	8,349,996
Devon Energy Corp.	137,945	8,155,308
EOG Resources, Inc.	154,245	15,117,552
Exxon Mobil Corp.	172,895	15,015,931
Occidental Petroleum Corp.	154,315	13,430,035

		71,393,171

Pharmaceuticals 6.9%
Abbott Laboratories	149,070	9,884,832
Johnson & Johnson	283,310	19,610,718
Merck & Co., Inc.	167,475	7,397,371
Pfizer, Inc.	410,862	9,877,122

		46,770,043

Road & Rail 1.1%
Canadian National Railway Co.	86,400	7,610,112

Semiconductors & Semiconductor Equipment 0.5%
Linear Technology Corp.	98,740	3,184,365

Software 4.1%
Microsoft Corp.	260,350	7,672,514
Oracle Corp.	389,000	11,747,800
Solera Holdings, Inc.	210,197	8,208,193

		27,628,507

Specialty Retail 2.4%
Staples, Inc.	534,419	6,808,498
TJX Cos., Inc.	208,300	9,223,524

		16,032,022

Textiles, Apparel & Luxury Goods 1.7%
NIKE, Inc., Class B	49,650	4,634,828
VF Corp.	45,035	6,723,725

		11,358,553

Tobacco 1.5%
Philip Morris International, Inc.	109,600	10,021,824

Total Common Stocks (cost $604,302,308)		671,406,357

Mutual Fund 0.9%

	Shares	Market Value
Money Market Fund 0.9%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22%(b)	6,432,457	6,432,457

Total Mutual Fund (cost $6,432,457)		6,432,457

Repurchase Agreement 1.1%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.17%, dated 07/31/12, due 08/01/12, repurchase price $7,347,619, collateralized by U.S. Government Treasury Securities ranging from 0.25% - 0.38%, maturing 03/15/15 - 05/15/15; total market value $7,494,545.(c)	$7,347,584	7,347,584

Total Repurchase Agreement (cost $7,347,584)		7,347,584

Total Investments (cost $618,082,349) (d) — 101.1%		685,186,398
Liabilities in excess of other assets — (1.1%)		(7,513,408)

NET ASSETS — 100.0%		$677,672,990

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $7,115,171.
(b)	Represents 7-day effective yield as of July 31, 2012.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Fund

(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2012 was $7,347,584.
(d)	At July 31, 2012, the tax basis cost of the Fund’s investments was $623,683,848, tax unrealized appreciation and depreciation were $81,423,406 and $(19,920,856), respectively.

LLC	Limited Liability Company
Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$671,406,357	$—	$—	$671,406,357
Mutual Fund	6,432,457	—	—	6,432,457
Repurchase Agreement	—	7,347,584	—	7,347,584

Total	$677,838,814	$7,347,584	$—	$685,186,398

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Government Bond Fund

Collateralized Mortgage Obligations 3.2%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. REMICS
Series 2960, Class BL, 5.00%, 02/15/23	$90,727	$90,702
Series 1684, Class I, 6.50%, 03/15/24	904,533	1,034,753
Series 2296, Class H, 6.50%, 03/15/31	69,680	80,740
Federal National Mortgage Association REMICS
Series 1988-25, Class B, 9.25%, 10/25/18	4,452	5,112
Series 1990-7, Class B, 8.50%, 01/25/20	14,322	16,284
Series 1993-16, Class Z, 7.50%, 02/25/23	59,345	68,478
Series 1993-226, Class PK, 6.00%, 12/25/23	477,965	526,314
Series 2003-66, Class AP, 3.50%, 11/25/32	791,043	817,555
Series 1998-73, Class MZ, 6.30%, 10/17/38	1,333,507	1,435,012

Total Collateralized Mortgage Obligations (cost $3,768,931)		4,074,950

Sovereign Bond 6.3%

	Principal Amount	Market Value
ISRAEL 6.3%
Israel Government AID Bond, 5.50%, 12/04/23	6,000,000	8,005,266

Total Sovereign Bond (cost $7,483,845)		8,005,266

U.S. Government Mortgage Backed Agencies 48.5%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G08473, 3.50%, 01/01/42	19,316,557	20,473,475
Federal National Mortgage Association Pool
Pool# 463344 4.04%, 02/01/15	6,240,691	6,637,266
Pool# 381190 7.90%, 08/01/15	1,351,712	1,465,228
Pool# 383142 7.11%, 10/01/15	1,094,285	1,093,732
Pool#385012 6.84%, 04/01/20	4,004,345	4,672,820
Pool# MA0598 3.50%, 12/01/20	6,654,207	7,075,502
Pool# 874740 6.32%, 07/01/22	1,685,315	2,054,308
Pool# 874982 6.81%, 11/01/25	1,666,398	2,057,780
Pool# AK7645 2.50%, 03/01/27	7,917,283	8,251,953
Pool# 385258 6.65%, 07/01/27	1,191,941	1,404,218
Pool# 387114 5.62%, 09/01/34	1,118,360	1,310,461
Pool# 773298 2.40%, 04/01/35(a)	2,047,955	2,183,489
Pool# 813605 2.30%, 07/01/36(a)	858,006	914,679
Pool# 745769 2.60%, 07/01/36(a)	2,369,421	2,540,137

Total U.S. Government Mortgage Backed Agencies (cost $59,113,131)		62,135,048

U.S. Government Sponsored & Agency Obligations 27.4%

	Principal Amount	Market Value
Federal Home Loan Banks 8.02%, 02/13/15	5,000,000	5,960,015
1.63%, 06/14/19	4,000,000	4,074,196
5.37%, 09/09/24	2,615,000	3,397,651
Federal National Mortgage Association
8.20%, 03/10/16	5,000,000	6,349,730
2.25%, 03/15/16	10,000,000	10,598,950

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Government Bond Fund

U.S. Government Sponsored & Agency Obligations (continued)

	Principal Amount	Market Value
Financing Corp. (FICO) 0.00%, 10/05/17	$4,966,000	$4,646,354

Total U.S. Government Sponsored & Agency Obligations (cost $33,942,048)		35,026,896

U.S. Treasury Bond 5.9%

	Principal Amount	Market Value
U.S. Treasury Bond, 3.00%, 05/15/42	7,000,000	7,612,500

Total U.S. Treasury Bond (cost $7,545,058)		7,612,500

U.S. Treasury Notes 6.8%

	Principal Amount	Market Value
U.S. Treasury Notes
1.38%, 02/28/19	3,000,000	3,090,000
2.63%, 08/15/20	5,000,000	5,560,155

Total U.S. Treasury Notes (cost $8,064,831)		8,650,155

Mutual Fund 1.2%

	Shares	Market Value
Money Market Fund 1.2%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22%(b)	1,549,666	1,549,666

Total Mutual Fund (cost $1,549,666)		1,549,666

Total Investments (cost $121,467,510) (c) — 99.3%		127,054,481
Other assets in excess of liabilities — 0.7%		921,899

NET ASSETS — 100.0%		$127,976,380

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2012. The maturity date represents the actual maturity date.
(b)	Represents 7-day effective yield as of July 31, 2012.
(c)	At July 31, 2012, the tax basis cost of the Fund’s investments was $121,467,510, tax unrealized appreciation and depreciation were $5,594,699 and $(7,728), respectively.

AID	Agency for International Development
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$4,074,950	$—	$4,074,950
Mutual Fund	1,549,666	—	—	1,549,666
Sovereign Bond	—	8,005,266	—	8,005,266
U.S. Government Mortgage Backed Agencies	—	62,135,048	—	62,135,048
U.S. Government Sponsored & Agency Obligations	—	35,026,896	—	35,026,896
U.S. Treasury Bond	—	7,612,500	—	7,612,500
U.S. Treasury Notes	—	8,650,155	—	8,650,155

Total	$1,549,666	$125,504,815	$—	$127,054,481

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Growth Fund

Common Stocks 96.8%

	Shares	Market Value
Aerospace & Defense 5.5%
BE Aerospace, Inc.*	63,380	$2,486,398
Boeing Co. (The)	46,480	3,435,337
Honeywell International, Inc.	61,000	3,541,050
Precision Castparts Corp.	13,070	2,033,169

		11,495,954

Beverages 2.9%
Coca-Cola Co. (The)	74,930	6,054,344

Biotechnology 2.9%
Alexion Pharmaceuticals, Inc.*	19,670	2,062,399
Biogen Idec, Inc.*	27,330	3,985,534

		6,047,933

Capital Markets 0.9%
Affiliated Managers Group, Inc.*	17,770	1,982,954

Chemicals 2.5%
Monsanto Co.	61,400	5,257,068

Commercial Banks 1.3%
Wells Fargo & Co.	83,630	2,827,530

Communications Equipment 3.7%
F5 Networks, Inc.*	19,380	1,809,704
QUALCOMM, Inc.	98,600	5,884,448

		7,694,152

Computers & Peripherals 11.4%
Apple, Inc.*	32,300	19,727,548
EMC Corp.*	162,000	4,246,020

		23,973,568

Consumer Finance 1.6%
American Express Co.	59,750	3,448,173

Diversified Financial Services 0.9%
IntercontinentalExchange, Inc.*	14,180	1,860,700

Electrical Equipment 1.3%
AMETEK, Inc.	85,920	2,663,520

Energy Equipment & Services 2.4%
Schlumberger Ltd.	70,370	5,014,566

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	22,540	2,167,897
Whole Foods Market, Inc.	24,800	2,276,144

		4,444,041

Food Products 2.8%
Hain Celestial Group, Inc. (The)*	22,500	1,253,025
Hershey Co. (The)	39,360	2,823,686
Mead Johnson Nutrition Co.	25,000	1,824,000

		5,900,711

Health Care Equipment & Supplies 2.6%
Covidien PLC	48,880	2,731,414
Intuitive Surgical, Inc.*	5,630	2,710,845

		5,442,259

Health Care Providers & Services 1.8%
Express Scripts Holding Co.*	65,370	3,787,538

Health Care Technology 1.2%
Cerner Corp.*	35,580	2,630,074

Hotels, Restaurants & Leisure 5.2%
Las Vegas Sands Corp.	51,450	1,873,809
Starbucks Corp.	57,645	2,610,166
Starwood Hotels & Resorts Worldwide, Inc.	63,380	3,432,027
Yum! Brands, Inc.	45,260	2,934,658

		10,850,660

Household Products 1.3%
Colgate-Palmolive Co.	26,060	2,797,802

Information Technology Services 2.5%
Cognizant Technology Solutions Corp., Class A*	27,180	1,543,009
Visa, Inc., Class A	28,520	3,681,076

		5,224,085

Internet & Catalog Retail 1.4%
Amazon.com, Inc.*	12,760	2,976,908

Internet Software & Services 6.2%
eBay, Inc.*	101,420	4,492,906
Facebook, Inc., Class A*	41,850	908,564
Google, Inc., Class A*	12,100	7,658,937

		13,060,407

Life Sciences Tools & Services 1.1%
Agilent Technologies, Inc.	59,440	2,275,958

Machinery 2.4%
Caterpillar, Inc.	37,620	3,167,980
SPX Corp.	29,580	1,796,098

		4,964,078

Media 2.2%
CBS Corp. Non-Voting Shares, Class B	66,190	2,214,717
Comcast Corp., Class A	75,780	2,466,639

		4,681,356

Multiline Retail 0.9%
Family Dollar Stores, Inc.	27,900	1,843,632

Oil, Gas & Consumable Fuels 2.2%
Anadarko Petroleum Corp.	21,690	1,506,154
Cabot Oil & Gas Corp.	50,570	2,133,548
Concho Resources, Inc.*	12,210	1,040,902

		4,680,604

Personal Products 0.4%
Estee Lauder Cos., Inc. (The), Class A	16,590	868,984

Pharmaceuticals 2.2%
Abbott Laboratories	39,700	2,632,507

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Growth Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Allergan, Inc.	24,480	$2,009,074

		4,641,581

Professional Services 1.0%
Equifax, Inc.	43,660	2,045,034

Real Estate Management & Development 0.4%
CBRE Group, Inc., Class A*	55,500	864,690

Road & Rail 1.3%
Union Pacific Corp.	21,780	2,670,446

Semiconductors & Semiconductor Equipment 4.2%
Altera Corp.	54,300	1,924,935
ASML Holding NV, NYRS-NL REG	31,920	1,835,400
Broadcom Corp., Class A*	105,470	3,573,324
Texas Instruments, Inc.	57,750	1,573,110

		8,906,769

Software 6.7%
Citrix Systems, Inc.*	35,920	2,610,665
Fortinet, Inc.*	95,080	2,282,871
Microsoft Corp.	105,640	3,113,211
Salesforce.com, Inc.*	7,955	989,284
TIBCO Software, Inc.*	72,920	2,048,323
VMware, Inc., Class A*	33,510	3,041,367

		14,085,721

Specialty Retail 5.1%
AutoZone, Inc.*	5,940	2,228,866
Bed Bath & Beyond, Inc.*	42,960	2,618,412
GNC Holdings, Inc., Class A	84,500	3,255,785
Home Depot, Inc. (The)	49,640	2,590,215

		10,693,278

Textiles, Apparel & Luxury Goods 2.3%
Coach, Inc.	28,670	1,414,291
Ralph Lauren Corp.	19,210	2,772,772
Under Armour, Inc., Class A*	10,000	544,400

		4,731,463

Total Common Stocks (cost $187,928,381)		203,388,541

Mutual Fund 4.0%

	Shares	Market Value
Money Market Fund 4.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22%(a)	8,374,477	$8,374,477

Total Mutual Fund (cost $8,374,477)		8,374,477

Total Investments (cost $196,302,858) (b) — 100.8%		211,763,018
Liabilities in excess of other assets — (0.8%)		(1,747,191)

NET ASSETS — 100.0%		$210,015,827

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2012.
(b)	At July 31, 2012, the tax basis cost of the Fund’s investments was $197,531,447, tax unrealized appreciation and depreciation were $17,949,797 and $(3,718,226), respectively.

Ltd.	Limited
NL	Netherlands
NV	Public Traded Company
NYRS	New York Registry Shares
PLC	Public Limited Company
REG	Registered Shares

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$203,388,541	$—	$—	$203,388,541
Mutual Fund	8,374,477	—	—	8,374,477

Total	$211,763,018	$—	$—	$211,763,018

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no significant transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks 98.8%

	Shares	Market Value
AUSTRALIA 9.1%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	102,197	$429,303

Airlines 0.0%†
Qantas Airways Ltd.*	179,305	213,553

Beverages 0.1%
Coca-Cola Amatil Ltd.	85,315	1,245,997

Biotechnology 0.2%
CSL Ltd.(a)	77,806	3,479,556

Capital Markets 0.1%
Macquarie Group Ltd.(a)	49,597	1,290,475

Chemicals 0.2%
Incitec Pivot Ltd.	243,840	790,524
Orica Ltd.	54,667	1,421,664

		2,212,188

Commercial Banks 3.1%
Australia & New Zealand Banking Group Ltd.	401,437	9,871,050
Bendigo and Adelaide Bank Ltd.(a)	58,393	500,919
Commonwealth Bank of Australia(a)	236,907	14,263,017
National Australia Bank Ltd.	335,405	8,751,428
Westpac Banking Corp.(a)	457,564	11,098,268

		44,484,682

Commercial Services & Supplies 0.1%
Brambles Ltd.	231,675	1,512,499

Construction & Engineering 0.0%†
Leighton Holdings Ltd.(a)	23,259	415,559

Construction Materials 0.0%†
Boral Ltd.(a)	112,933	396,821

Containers & Packaging 0.1%
Amcor Ltd.	180,726	1,426,786

Diversified Financial Services 0.1%
ASX Ltd.	26,223	857,353

Diversified Telecommunication Services 0.2%
Telstra Corp. Ltd.	652,367	2,739,785

Electric Utilities 0.0%†
SP AusNet(a)	238,266	263,201

Energy Equipment & Services 0.1%
WorleyParsons Ltd.	30,782	839,492

Food & Staples Retailing 0.8%
Metcash Ltd.(a)	116,134	415,430
Wesfarmers Ltd.(a)	150,781	5,146,008
Woolworths Ltd.	183,802	5,507,185

		11,068,623

Gas Utilities 0.0%†
APA Group(a)	96,461	495,222

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	8,522	588,288

Health Care Providers & Services 0.1%
Ramsay Health Care Ltd.	19,929	495,857
Sonic Healthcare Ltd.	55,466	735,711

		1,231,568

Hotels, Restaurants & Leisure 0.1%
Crown Ltd.	59,962	530,387
Echo Entertainment Group Ltd.	98,435	431,521
TABCORP Holdings Ltd.	113,297	385,611
Tatts Group Ltd.(a)	200,689	610,702

		1,958,221

Information Technology Services 0.0%†
Computershare Ltd.	66,538	533,795

Insurance 0.5%
AMP Ltd.	427,574	1,791,804
Insurance Australia Group Ltd.	311,343	1,227,755
QBE Insurance Group Ltd.(a)	173,399	2,545,057
Suncorp Group Ltd.(a)	192,703	1,709,192

		7,273,808

Media 0.0%†
Fairfax Media Ltd.(a)	303,548	166,380

Metals & Mining 1.7%
Alumina Ltd.(a)	378,998	266,788
BHP Billiton Ltd.	483,096	16,047,227
Fortescue Metals Group Ltd.(a)	209,829	900,714
Iluka Resources Ltd.	62,692	619,136
Lynas Corp., Ltd.*(a)	236,127	197,040
Newcrest Mining Ltd.	114,516	2,800,523
OZ Minerals Ltd.	47,110	371,399
Rio Tinto Ltd.(a)	65,279	3,614,967

		24,817,794

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	81,377	170,361

Multi-Utilities 0.1%
AGL Energy Ltd.	70,482	1,160,121

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.	20,190	298,875
Origin Energy Ltd.	162,702	2,008,282
Santos Ltd.	141,472	1,587,485
Whitehaven Coal Ltd.	70,100	268,389
Woodside Petroleum Ltd.(a)	96,553	3,405,203

		7,568,234

Professional Services 0.0%†
Campbell Brothers Ltd.	10,105	494,559

Real Estate Investment Trusts (REITs) 0.7%
Centro Retail Australia	192,104	413,039

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
AUSTRALIA (continued)
Real Estate Investment Trusts (REITs) (continued)
CFS Retail Property Trust Group	297,548	$617,553
Dexus Property Group	688,225	713,113
Goodman Group(a)	231,660	911,108
GPT Group	216,728	779,710
Mirvac Group	511,553	733,183
Stockland	346,910	1,215,596
Westfield Group	328,597	3,437,129
Westfield Retail Trust(a)	434,534	1,388,384

		10,208,815

Real Estate Management & Development 0.1%
Lend Lease Group(a)	81,316	687,797

Road & Rail 0.1%
Asciano Ltd.	146,023	662,524
QR National Ltd.	255,756	856,455

		1,518,979

Transportation Infrastructure 0.1%
Sydney Airport	55,600	183,476
Transurban Group	196,558	1,262,646

		1,446,122

		133,195,937

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG*	32,173	581,314
Raiffeisen Bank International AG(a)	7,081	233,053

		814,367

Diversified Telecommunication Services 0.0%†
Telekom Austria AG	49,883	453,626

Electric Utilities 0.0%†
Verbund AG	10,944	209,320

Insurance 0.0%†
Vienna Insurance Group AG Wiener Versicherung Gruppe	5,793	225,341

Machinery 0.1%
Andritz AG	10,898	595,754

Metals & Mining 0.0%†
Voestalpine AG	16,655	452,356

Oil, Gas & Consumable Fuels 0.1%
OMV AG	22,047	691,751

Real Estate Investment Trusts (REITs) 0.0%†
Immoeast AG*(b)	52,445	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	143,441	469,005

		3,911,520

BELGIUM 1.1%
Beverages 0.6%
Anheuser-Busch InBev NV	120,308	9,519,139

Chemicals 0.1%
Solvay SA	8,879	921,864

Commercial Banks 0.0%†
KBC Groep NV	24,108	503,553

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	12,080	789,042

Diversified Telecommunication Services 0.1%
Belgacom SA	22,772	655,194
Telenet Group Holding NV	8,639	380,480

		1,035,674

Food & Staples Retailing 0.1%
Colruyt SA	11,467	520,032
Delhaize Group SA	15,252	545,356

		1,065,388

Insurance 0.0%†
Ageas	349,618	693,407

Metals & Mining 0.0%†
Umicore SA	17,070	755,300

Pharmaceuticals 0.1%
UCB SA	16,473	824,102

Wireless Telecommunication Services 0.0%†
Mobistar SA	4,794	147,807

		16,255,276

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.	52,715	2,054,383

CHINA 0.0%†
Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.(a)	284,166	225,431

DENMARK 1.2%
Beverages 0.1%
Carlsberg A/S, Class B	16,020	1,294,881

Chemicals 0.1%
Novozymes A/S, Class B	36,559	898,781

Commercial Banks 0.1%
Danske Bank A/S*	97,684	1,448,059

Diversified Telecommunication Services 0.0%†
TDC A/S	74,087	502,428

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	3,409	645,488
William Demant Holding A/S*	3,992	376,607

		1,022,095

Insurance 0.0%†
Tryg A/S	3,666	207,830

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
DENMARK (continued)
Marine 0.1%
AP Moeller - Maersk A/S, Class A	83	$545,706
AP Moeller - Maersk A/S, Class B	197	1,363,049

		1,908,755

Pharmaceuticals 0.7%
Novo Nordisk A/S, Class B	61,015	9,407,764

Road & Rail 0.0%†
DSV A/S	28,441	609,467

		17,300,060

FINLAND 0.7%
Auto Components 0.1%
Nokian Renkaat OYJ	16,605	661,179

Communications Equipment 0.1%
Nokia OYJ(a)	560,917	1,346,378

Diversified Financial Services 0.0%†
Pohjola Bank PLC, Class A	20,155	233,646

Diversified Telecommunication Services 0.0%†
Elisa OYJ	21,545	447,483

Electric Utilities 0.1%
Fortum OYJ	66,522	1,112,676

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	9,503	245,394

Insurance 0.1%
Sampo OYJ, Class A	62,771	1,662,424

Machinery 0.2%
Kone OYJ, Class B	23,319	1,444,225
Metso OYJ	19,133	695,316
Wartsila OYJ	25,104	751,697

		2,891,238

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ(a)	19,502	205,747

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	82,488	469,573
UPM-Kymmene OYJ	78,622	839,830

		1,309,403

Pharmaceuticals 0.0%†
Orion OYJ, Class B	15,379	306,642

		10,422,210

FRANCE 8.5%
Aerospace & Defense 0.1%
Safran SA	34,350	1,162,392
Thales SA	13,625	426,057
Zodiac Aerospace	5,108	498,118

		2,086,567

Auto Components 0.1%
Cie Generale des Etablissements Michelin	26,963	1,832,043

Automobiles 0.1%
Peugeot SA*	35,851	278,043
Renault SA	28,787	1,255,472

		1,533,515

Beverages 0.3%
Pernod-Ricard SA	31,725	3,409,344
Remy Cointreau SA	3,405	401,832

		3,811,176

Building Products 0.1%
Compagnie de Saint-Gobain	60,166	1,811,784

Chemicals 0.4%
Air Liquide SA	46,784	5,232,145
Arkema SA	9,259	681,537

		5,913,682

Commercial Banks 0.6%
BNP Paribas SA	144,747	5,346,910
Credit Agricole SA*(a)	149,577	639,310
Natixis	143,724	358,185
Societe Generale SA*	104,626	2,302,924

		8,647,329

Commercial Services & Supplies 0.1%
Edenred	25,365	668,392
Societe BIC SA	4,364	442,366

		1,110,758

Communications Equipment 0.0%†
Alcatel-Lucent*(a)	350,115	386,405

Construction & Engineering 0.2%
Bouygues SA	28,285	712,361
Vinci SA	67,918	2,876,131

		3,588,492

Construction Materials 0.1%
Imerys SA	4,678	235,478
Lafarge SA(a)	27,961	1,281,826

		1,517,304

Diversified Financial Services 0.0%†
Eurazeo	4,600	182,880
Wendel SA(a)	5,135	366,686

		549,566

Diversified Telecommunication Services 0.5%
France Telecom SA	277,769	3,719,634
Iliad SA	3,415	470,275
Vivendi SA	193,071	3,661,711

		7,851,620

Electric Utilities 0.1%
Electricite de France SA(a)	35,985	745,467

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
FRANCE (continued)
Electrical Equipment 0.4%
Alstom SA	30,866	$1,022,926
Legrand SA(a)	35,485	1,136,843
Schneider Electric SA	78,109	4,403,989

		6,563,758

Energy Equipment & Services 0.1%
Compagnie Generale de Geophysique-Veritas*	20,457	585,545
Technip SA	14,861	1,560,029

		2,145,574

Food & Staples Retailing 0.2%
Carrefour SA	86,486	1,547,557
Casino Guichard Perrachon SA	8,283	694,633

		2,242,190

Food Products 0.4%
Danone SA	86,595	5,263,541

Health Care Equipment & Supplies 0.2%
Cie Generale d’Optique Essilor International SA	30,460	2,651,328

Hotels, Restaurants & Leisure 0.1%
Accor SA	22,114	733,859
Sodexo	14,119	1,065,122

		1,798,981

Information Technology Services 0.1%
AtoS	8,228	462,065
Cap Gemini SA	22,158	808,535

		1,270,600

Insurance 0.3%
AXA SA	264,836	3,217,680
CNP Assurances	22,507	237,105
SCOR SE	24,427	578,842

		4,033,627

Machinery 0.0%†
Vallourec SA	15,451	639,691

Media 0.2%
Eutelsat Communications SA	19,769	596,860
JCDecaux SA	10,343	208,825
Lagardere SCA	17,927	483,488
Publicis Groupe SA	21,876	1,076,921

		2,366,094

Multiline Retail 0.1%
PPR	11,398	1,704,202

Multi-Utilities 0.4%
GDF Suez	185,603	4,141,748
Suez Environnement Co.	42,221	463,507
Veolia Environnement SA(a)	50,566	572,156

		5,177,411

Oil, Gas & Consumable Fuels 1.0%
Total SA	318,023	14,653,310

Personal Products 0.3%
L’Oreal SA	36,013	4,317,997

Pharmaceuticals 1.0%
Sanofi	180,807	14,751,596

Professional Services 0.0%†
Bureau Veritas SA	8,184	722,435

Real Estate Investment Trusts (REITs) 0.3%
Fonciere des Regions	3,804	274,532
Gecina SA	3,406	311,797
ICADE	3,612	276,221
Klepierre	14,191	461,564
Unibail-Rodamco SE	13,753	2,637,080

		3,961,194

Software 0.1%
Dassault Systemes SA	9,142	901,694

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	8,165	1,127,526
LVMH Moet Hennessy Louis Vuitton SA	38,039	5,722,231

		6,849,757

Trading Companies & Distributors 0.0%†
Rexel SA	16,741	279,771

Transportation Infrastructure 0.1%
Aeroports de Paris	4,472	346,503
Groupe Eurotunnel SA REG	83,925	596,203

		942,706

		124,623,165

GERMANY 7.5%
Air Freight & Logistics 0.1%
Deutsche Post AG REG	126,769	2,275,917

Airlines 0.0%†
Deutsche Lufthansa AG REG	35,516	446,434

Auto Components 0.1%
Continental AG	11,981	1,083,285

Automobiles 0.8%
Bayerische Motoren Werke AG	49,600	3,691,397
Daimler AG REG	135,784	6,765,493
Volkswagen AG	4,417	702,129

		11,159,019

Capital Markets 0.3%
Deutsche Bank AG REG	139,249	4,227,690

Chemicals 1.1%
BASF SE	137,605	10,045,795
K+S AG REG	25,796	1,272,632
Lanxess AG	12,458	863,722
Linde AG	27,700	4,119,834
Wacker Chemie AG(a)	2,457	159,858

		16,461,841

Commercial Banks 0.1%
Commerzbank AG*	544,504	843,807

Construction & Engineering 0.0%†
Hochtief AG*	4,887	231,885

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
GERMANY (continued)
Construction Materials 0.1%
HeidelbergCement AG	21,058	$975,734

Diversified Financial Services 0.1%
Deutsche Boerse AG	29,206	1,452,954

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG REG	420,790	4,743,127

Food & Staples Retailing 0.0%†
Metro AG	19,406	533,636

Food Products 0.0%†
Suedzucker AG(a)	10,379	357,594

Health Care Providers & Services 0.3%
Celesio AG	11,369	206,818
Fresenius Medical Care AG & Co. KGaA	31,423	2,271,503
Fresenius SE & Co. KGaA	18,576	1,978,119

		4,456,440

Household Products 0.1%
Henkel AG & Co. KGaA	19,453	1,149,164

Industrial Conglomerates 0.7%
Siemens AG REG	123,268	10,445,609

Insurance 0.8%
Allianz SE REG	68,210	6,767,002
Hannover Rueckversicherung AG REG	9,041	540,237
Muenchener Rueckversicherungs AG REG	26,866	3,806,699

		11,113,938

Internet Software & Services 0.0%†
United Internet AG REG	14,506	256,381

Machinery 0.1%
GEA Group AG	26,143	703,613
MAN SE	6,332	592,261

		1,295,874

Media 0.1%
Axel Springer AG	5,446	243,091
Kabel Deutschland Holding AG*	13,476	843,228

		1,086,319

Metals & Mining 0.1%
Salzgitter AG	5,382	195,670
ThyssenKrupp AG	57,779	1,059,227

		1,254,897

Multi-Utilities 0.6%
E.ON AG	269,794	5,741,751
RWE AG	73,309	2,878,120

		8,619,871

Personal Products 0.1%
Beiersdorf AG	15,095	999,684

Pharmaceuticals 0.7%
Bayer AG REG	123,891	9,409,835
Merck KGaA	9,677	973,246

		10,383,081

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG	162,759	1,182,656

Software 0.6%
SAP AG	137,849	8,748,296

Textiles, Apparel & Luxury Goods 0.2%
Adidas AG(a)	31,339	2,350,495
Hugo Boss AG	3,223	324,025

		2,674,520

Trading Companies & Distributors 0.0%†
Brenntag AG	6,940	760,113

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,636	319,178

		109,538,944

GREECE 0.1%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA*	30,449	533,868

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	36,916	221,827

		755,695

GUERNSEY, CHANNEL ISLANDS 0.0%†
Insurance 0.0%†
Resolution Ltd.	206,025	663,386

HONG KONG 3.0%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	177,000	291,949

Commercial Banks 0.3%
Bank of East Asia Ltd.(a)	201,950	701,437
BOC Hong Kong Holdings Ltd.	554,100	1,694,757
Hang Seng Bank Ltd.	114,500	1,588,507
Wing Hang Bank Ltd.	26,500	242,518

		4,227,219

Distributors 0.1%
Li & Fung Ltd.	853,200	1,675,865

Diversified Financial Services 0.2%
First Pacific Co., Ltd.	332,000	371,187
Hong Kong Exchanges and Clearing Ltd.	153,700	2,050,703

		2,421,890

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	652,000	255,505

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	72,500	439,241
CLP Holdings Ltd.	270,500	2,334,023
Power Assets Holdings Ltd.	207,800	1,630,729

		4,403,993

Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*	315,604	94,000

Gas Utilities 0.1%
Hong Kong & China Gas Co., Ltd.	780,558	1,805,850

Hotels, Restaurants & Leisure 0.1%
Galaxy Entertainment Group Ltd.*(a)	219,000	523,976
MGM China Holdings Ltd.	154,000	212,860
Shangri-La Asia Ltd.	237,333	466,050

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
HONG KONG (continued)
Hotels, Restaurants & Leisure (continued)
SJM Holdings Ltd.	289,000	$513,169

		1,716,055

Industrial Conglomerates 0.3%
Hopewell Holdings Ltd.	86,069	250,145
Hutchison Whampoa Ltd.	319,500	2,864,005
NWS Holdings Ltd.	213,500	324,959

		3,439,109

Insurance 0.4%
AIA Group Ltd.	1,533,600	5,358,109

Marine 0.0%†
Orient Overseas International Ltd.	33,938	192,440

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	74,693	170,834

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	339,051	1,483,226

Real Estate Management & Development 1.0%
Cheung Kong Holdings Ltd.	208,000	2,721,378
Hang Lung Group Ltd.	131,000	845,645
Hang Lung Properties Ltd.	335,000	1,183,596
Henderson Land Development Co., Ltd.(a)	141,800	821,776
Hysan Development Co., Ltd.	91,673	386,012
Kerry Properties Ltd.	109,500	500,651
New World Development Co., Ltd.	548,018	696,841
Sino Land Co., Ltd.(a)	440,200	747,964
Sun Hung Kai Properties Ltd.	234,700	2,915,363
Swire Pacific Ltd., Class A	101,500	1,214,569
Wharf Holdings Ltd.	227,270	1,308,751
Wheelock & Co., Ltd.	138,000	539,360

		13,881,906

Road & Rail 0.1%
MTR Corp., Ltd.	216,714	755,185

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.(a)	30,600	391,532

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.	115,000	347,204

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	577,014	494,979

		43,406,850

IRELAND 0.8%
Airlines 0.0%†
Ryanair Holdings PLC*	26,414	129,072

Commercial Banks 0.0%†
Irish Bank Resolution Corp., Ltd.*(b)	122,522	0

Construction Materials 0.2%
CRH PLC	107,698	1,971,814
James Hardie Industries SE, CDI	65,731	574,158

		2,545,972

Food Products 0.1%
Kerry Group PLC, Class A	22,343	1,016,632

Media 0.2%
WPP PLC	188,783	2,387,015

Pharmaceuticals 0.2%
Elan Corp. PLC*	75,254	877,684
Shire PLC	84,265	2,430,639

		3,308,323

Professional Services 0.1%
Experian PLC	150,539	2,232,211

		11,619,225

ISRAEL 0.6%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,515	113,656

Chemicals 0.1%
Israel Chemicals Ltd.	66,673	789,294
Israel Corp., Ltd. (The)	345	197,572

		986,866

Commercial Banks 0.1%
Bank Hapoalim BM*	158,610	459,602
Bank Leumi Le-Israel BM*	187,474	422,675
Mizrahi Tefahot Bank Ltd.*	18,702	140,214

		1,022,491

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp., Ltd.	284,327	286,047

Industrial Conglomerates 0.0%†
Delek Group Ltd.	608	80,680

Pharmaceuticals 0.4%
Teva Pharmaceutical Industries Ltd.	141,157	5,757,199

Software 0.0%†
NICE Systems Ltd.*	9,089	327,790

		8,574,729

ITALY 1.9%
Aerospace & Defense 0.0%†
Finmeccanica SpA*(a)	62,019	226,605

Auto Components 0.0%†
Pirelli & C. SpA	34,045	343,804

Automobiles 0.1%
Fiat SpA*(a)	131,031	642,104

Capital Markets 0.0%†
Mediobanca SpA	81,720	280,993

Commercial Banks 0.4%
Banca Monte dei Paschi di Siena SpA*(a)	1,024,653	226,415
Banco Popolare Societa Cooperativa*	277,181	322,783
Intesa Sanpaolo SpA	1,509,240	1,907,774
Intesa Sanpaolo SpA - RSP	150,295	150,281
UniCredit SpA*	606,774	2,055,836
Unione di Banche Italiane SCPA(a)	128,184	371,240

		5,034,329

Diversified Financial Services 0.0%†
Exor SpA	9,449	208,650

Diversified Telecommunication Services 0.1%
Telecom Italia SpA	1,406,568	1,144,980
Telecom Italia SpA - RSP	902,178	628,091

		1,773,071

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
Electric Utilities 0.2%
Enel SpA	986,041	$2,815,899
Terna Rete Elettrica Nazionale SpA	195,602	652,776

		3,468,675

Electrical Equipment 0.0%†
Prysmian SpA	30,901	494,946

Energy Equipment & Services 0.1%
Saipem SpA	39,656	1,822,528

Gas Utilities 0.1%
Snam SpA	240,655	967,392

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA(a)	15,144	122,240

ITALY (continued)
Independent Power Producers & Energy Traders 0.0%†
Enel Green Power SpA	270,671	387,030

Insurance 0.2%
Assicurazioni Generali SpA(a)	174,901	2,190,835

Machinery 0.1%
Fiat Industrial SpA	128,169	1,255,716

Media 0.0%†
Mediaset SpA	114,453	199,491

Oil, Gas & Consumable Fuels 0.5%
Eni SpA	360,040	7,424,118

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	17,502	600,021

Transportation Infrastructure 0.1%
Atlantia SpA(a)	49,537	650,352

		28,092,900

JAPAN 20.8%
Air Freight & Logistics 0.1%
Yamato Holdings Co., Ltd.	56,100	918,448

Airlines 0.0%†
All Nippon Airways Co., Ltd.(a)	130,000	300,300

Auto Components 0.5%
Aisin Seiki Co., Ltd.	28,700	872,407
Bridgestone Corp.	97,400	2,193,842
Denso Corp.	72,800	2,319,402
Koito Manufacturing Co., Ltd.	14,000	176,825
NGK Spark Plug Co., Ltd.	28,000	324,144
NHK Spring Co., Ltd.	25,200	263,994
NOK Corp.	16,200	309,780
Stanley Electric Co., Ltd.	22,800	335,143
Sumitomo Rubber Industries Ltd.	25,600	307,024
Toyoda Gosei Co., Ltd.	9,600	196,263
Toyota Boshoku Corp.	8,600	96,281
Toyota Industries Corp.	24,400	649,171

		8,044,276

Automobiles 2.2%
Daihatsu Motor Co., Ltd.	30,000	501,352
Fuji Heavy Industries Ltd.	88,000	652,299
Honda Motor Co., Ltd.	244,200	7,763,193
Isuzu Motors Ltd.	178,000	907,457
Mazda Motor Corp.*	388,300	465,696
Mitsubishi Motors Corp.*	580,000	553,010
Nissan Motor Co., Ltd.	372,500	3,502,326
Suzuki Motor Corp.	54,600	997,619
Toyota Motor Corp.	413,300	15,803,277
Yamaha Motor Co., Ltd.	42,800	361,498

		31,507,727

Beverages 0.2%
Asahi Group Holdings Ltd.	57,900	1,299,702
Coca-Cola West Co., Ltd.	8,900	152,313
Kirin Holdings Co., Ltd.	130,000	1,474,590

		2,926,605

Building Products 0.2%
Asahi Glass Co., Ltd.	150,600	884,159
Daikin Industries Ltd.	35,100	953,546
LIXIL Group Corp.	39,800	831,793
TOTO Ltd.	41,200	305,328

		2,974,826

Capital Markets 0.2%
Daiwa Securities Group, Inc.	249,200	928,779
Nomura Holdings, Inc.	543,900	1,904,517
SBI Holdings, Inc.	3,357	226,672

		3,059,968

Chemicals 0.9%
Air Water, Inc.	24,000	288,651
Asahi Kasei Corp.	189,200	1,002,786
Daicel Corp.	44,000	263,344
Denki Kagaku Kogyo KK	71,000	233,787
Hitachi Chemical Co., Ltd.	15,600	236,957
JSR Corp.	27,100	477,016
Kaneka Corp.	41,500	213,438
Kansai Paint Co., Ltd.	34,000	354,890
Kuraray Co., Ltd.	51,600	603,959
Mitsubishi Chemical Holdings Corp.	203,000	856,669
Mitsubishi Gas Chemical Co., Inc.	59,000	338,318
Mitsui Chemicals, Inc.	130,100	291,580
Nitto Denko Corp.	24,710	1,061,627
Shin-Etsu Chemical Co., Ltd.	61,500	3,104,448
Showa Denko KK(a)	213,000	383,753
Sumitomo Chemical Co., Ltd.	223,200	618,345
Taiyo Nippon Sanso Corp.	36,000	201,455
Teijin Ltd.	142,800	417,660
Toray Industries, Inc.	220,300	1,379,160
Tosoh Corp.	78,000	191,613
Ube Industries Ltd.	158,000	344,513

		12,863,969

Commercial Banks 2.1%
Aozora Bank Ltd.	80,000	183,293
Bank of Kyoto Ltd. (The)	50,000	365,685
Bank of Yokohama Ltd. (The)	183,000	828,815
Chiba Bank Ltd. (The)	114,300	665,833
Chugoku Bank Ltd. (The)	28,000	356,538
Fukuoka Financial Group, Inc.	118,600	432,497
Gunma Bank Ltd. (The)	62,000	301,427
Hachijuni Bank Ltd. (The)	66,000	350,193
Iyo Bank Ltd. (The)	39,000	300,383
Joyo Bank Ltd. (The)	100,000	445,594
Mitsubishi UFJ Financial Group, Inc.	1,908,584	9,254,798
Mizuho Financial Group, Inc.	3,419,319	5,631,463

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Commercial Banks (continued)
Nishi-Nippon City Bank Ltd. (The)	103,000	$225,153
Resona Holdings, Inc.	282,501	1,150,152
Seven Bank Ltd.	85,000	212,074
Shinsei Bank Ltd.	242,000	272,639
Shizuoka Bank Ltd. (The)	82,000	825,249
Sumitomo Mitsui Financial Group, Inc.	201,205	6,336,209
Sumitomo Mitsui Trust Holdings, Inc.	466,769	1,333,200
Suruga Bank Ltd.	25,000	263,941
Yamaguchi Financial Group, Inc.	32,000	269,644

		30,004,780

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co., Ltd.(a)	84,700	643,768
Secom Co., Ltd.	31,400	1,452,704
Toppan Printing Co., Ltd.	84,000	520,400

		2,616,872

Computers & Peripherals 0.3%
Fujitsu Ltd.	279,100	1,094,924
NEC Corp.*(a)	363,000	483,577
Seiko Epson Corp.(a)	20,900	166,339
Toshiba Corp.	602,700	1,996,095

		3,740,935

Construction & Engineering 0.2%
Chiyoda Corp.	25,000	324,695
JGC Corp.	31,000	947,453
Kajima Corp.	132,800	379,821
Kinden Corp.	20,000	134,484
Obayashi Corp.	99,500	451,687
Shimizu Corp.	95,000	295,884
Taisei Corp.	158,000	434,359

		2,968,383

Construction Materials 0.0%†
Taiheiyo Cement Corp.	170,000	373,622

Consumer Finance 0.1%
Aeon Credit Service Co., Ltd.	11,100	211,573
Credit Saison Co., Ltd.	23,600	535,143

		746,716

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	20,900	245,435

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	10,300	486,156

Diversified Financial Services 0.1%
Mitsubishi UFJ Lease & Finance Co., Ltd.	9,060	361,617
ORIX Corp.	15,690	1,483,292

		1,844,909

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	65,454	3,038,342

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	96,500	1,029,384
Chugoku Electric Power Co., Inc. (The)	44,400	565,924
Hokkaido Electric Power Co., Inc.	28,600	262,755
Hokuriku Electric Power Co.	26,000	264,423
Kansai Electric Power Co., Inc. (The)	112,500	843,970
Kyushu Electric Power Co., Inc.	63,900	499,041
Shikoku Electric Power Co., Inc.	25,600	394,595
Tohoku Electric Power Co., Inc.*	67,800	437,369
Tokyo Electric Power Co., Inc.*	219,400	364,816

		4,662,277

Electrical Equipment 0.4%
Fuji Electric Co., Ltd.	75,200	165,809
Furukawa Electric Co., Ltd.	94,300	195,480
GS Yuasa Corp.(a)	48,000	190,142
Mabuchi Motor Co., Ltd.	3,800	147,365
Mitsubishi Electric Corp.	289,600	2,294,886
Nidec Corp.(a)	16,200	1,275,532
Sumitomo Electric Industries Ltd.	113,000	1,328,819
Ushio, Inc.	14,400	181,470

		5,779,503

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co., Ltd.	36,200	200,000
FUJIFILM Holdings Corp.	69,400	1,239,499
Hamamatsu Photonics KK	10,700	373,863
Hirose Electric Co., Ltd.	4,400	419,819
Hitachi High-Technologies Corp.	9,900	246,410
Hitachi Ltd.	677,300	3,992,984
HOYA Corp.	65,200	1,446,192
Ibiden Co., Ltd.	18,800	304,707
Keyence Corp.(a)	6,768	1,685,644
Kyocera Corp.	22,900	1,811,899
Murata Manufacturing Co., Ltd.	30,400	1,513,424
Nippon Electric Glass Co., Ltd.	56,000	294,804
Omron Corp.	30,400	605,336
Shimadzu Corp.	36,000	293,681
TDK Corp.(a)	18,400	697,887
Yaskawa Electric Corp.	30,000	214,990
Yokogawa Electric Corp.	28,700	294,038

		15,635,177

Food & Staples Retailing 0.4%
Aeon Co., Ltd.	89,900	1,082,456
FamilyMart Co., Ltd.	8,800	416,440
Lawson, Inc.	9,000	646,437
Seven & I Holdings Co., Ltd.	112,900	3,573,130

		5,718,463

Food Products 0.3%
Ajinomoto Co., Inc.	96,000	1,359,821
Kikkoman Corp.	27,000	338,825
MEIJI Holdings Co., Ltd.	9,099	415,488
Nippon Meat Packers, Inc.	28,000	365,877
Nisshin Seifun Group, Inc.	29,900	356,047
Nissin Foods Holdings Co., Ltd.	9,100	347,678
Toyo Suisan Kaisha Ltd.	13,400	321,765
Yakult Honsha Co., Ltd.(a)	14,500	560,595
Yamazaki Baking Co., Ltd.	15,100	210,490

		4,276,586

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Gas Utilities 0.2%
Osaka Gas Co., Ltd.	280,900	$1,150,926
Toho Gas Co., Ltd.	63,000	378,801
Tokyo Gas Co., Ltd.	368,400	1,898,909

		3,428,636

Health Care Equipment & Supplies 0.1%
Olympus Corp.*(a)	32,500	608,630
Sysmex Corp.	11,000	479,129
Terumo Corp.	22,700	927,171

		2,014,930

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,600	350,839
Medipal Holdings Corp.	21,500	309,272
Miraca Holdings, Inc.	8,800	373,951
Suzuken Co., Ltd.	11,000	394,262

		1,428,324

Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	9,624	278,182
Oriental Land Co., Ltd.	7,400	920,608

		1,198,790

Household Durables 0.4%
Casio Computer Co., Ltd.(a)	32,100	210,992
Panasonic Corp.	330,702	2,288,905
Rinnai Corp.	5,100	328,334
Sekisui Chemical Co., Ltd.	64,000	543,741
Sekisui House Ltd.	80,300	767,331
Sharp Corp.(a)	149,900	512,795
Sony Corp.	150,500	1,830,066

		6,482,164

Household Products 0.1%
Unicharm Corp.(a)	17,000	936,581

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co., Ltd.	17,800	418,696

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	4,200	217,183
Nomura Research Institute Ltd.	15,700	324,314
NTT Data Corp.	189	570,878
Otsuka Corp.	2,400	210,876

		1,323,251

Insurance 0.5%
Dai-ichi Life Insurance Co., Ltd. (The)	1,273	1,334,415
MS&AD Insurance Group Holdings	75,855	1,226,765
NKSJ Holdings, Inc.	56,025	1,067,919
Sony Financial Holdings, Inc.	26,700	425,857
T&D Holdings, Inc.	86,700	881,326
Tokio Marine Holdings, Inc.	108,500	2,485,970

		7,422,252

Internet & Catalog Retail 0.1%
Rakuten, Inc.	108,700	1,081,470

Internet Software & Services 0.1%
Dena Co., Ltd.(a)	15,800	342,330
Gree, Inc.(a)	14,900	235,847
Yahoo Japan Corp.	2,178	791,773

		1,369,950

Leisure Equipment & Products 0.3%
Namco Bandai Holdings, Inc.	26,849	385,594
Nikon Corp.(a)	51,000	1,408,343
Sankyo Co., Ltd.	7,300	361,829
Sega Sammy Holdings, Inc.	29,900	637,138
Shimano, Inc.	11,100	737,111
Yamaha Corp.	23,300	224,031

		3,754,046

Machinery 1.2%
Amada Co., Ltd.	56,000	294,482
FANUC Corp.	28,700	4,430,947
Hino Motors Ltd.	39,000	269,512
Hitachi Construction Machinery Co., Ltd.(a)	17,000	303,884
IHI Corp.	202,000	429,905
Japan Steel Works Ltd. (The)	44,000	239,342
JTEKT Corp.	34,600	303,743
Kawasaki Heavy Industries Ltd.	213,200	506,243
Komatsu Ltd.	139,900	3,103,578
Kubota Corp.	163,100	1,541,997
Kurita Water Industries Ltd.	17,400	391,370
Makita Corp.	16,800	561,374
Mitsubishi Heavy Industries Ltd.	455,200	1,837,982
Nabtesco Corp.	15,200	331,700
NGK Insulators Ltd.	40,000	459,079
NSK Ltd.	67,400	407,211
NTN Corp.	72,600	194,722
SMC Corp.	8,000	1,343,933
Sumitomo Heavy Industries Ltd.	86,000	344,615
THK Co., Ltd.	18,700	330,650

		17,626,269

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.*(a)	104,000	157,499
Mitsui OSK Lines Ltd.	163,000	491,926
Nippon Yusen KK	241,400	534,163

		1,183,588

Media 0.1%
Dentsu, Inc.	27,061	718,348
Hakuhodo DY Holdings, Inc.	3,420	225,216
Jupiter Telecommunications Co., Ltd.	319	318,489
Toho Co., Ltd.	17,800	318,870

		1,580,923

Metals & Mining 0.4%
Daido Steel Co., Ltd.	44,000	248,241
Hitachi Metals Ltd.	24,000	262,682
JFE Holdings, Inc.	69,000	904,473
Kobe Steel Ltd.	379,000	354,309
Maruichi Steel Tube Ltd.	7,800	151,496
Mitsubishi Materials Corp.	169,000	465,829
Nippon Steel Corp.	765,000	1,526,485
Nisshin Steel Co., Ltd.	109,900	120,925
Sumitomo Metal Industries Ltd.	504,000	738,772
Sumitomo Metal Mining Co., Ltd.	78,000	833,116
Yamato Kogyo Co., Ltd.	6,500	183,256

		5,789,584

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	53,178	559,847
J. Front Retailing Co., Ltd.	75,200	372,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Marui Group Co., Ltd.	30,700	$224,385
Takashimaya Co., Ltd.	41,000	298,786

		1,455,618

Office Electronics 0.5%
Brother Industries Ltd.	36,100	333,479
Canon, Inc.	169,800	5,670,160
Konica Minolta Holdings, Inc.	71,400	503,456
Ricoh Co., Ltd.(a)	95,200	650,870

		7,157,965

Oil, Gas & Consumable Fuels 0.3%
Cosmo Oil Co., Ltd.	82,000	178,826
Idemitsu Kosan Co., Ltd.	3,500	293,173
Inpex Corp.	329	1,828,043
Japan Petroleum Exploration Co.	4,400	164,948
JX Holdings, Inc.	336,417	1,617,101
Showa Shell Sekiyu KK	29,100	157,889
TonenGeneral Sekiyu KK	44,000	360,046

		4,600,026

Paper & Forest Products 0.0%†
Nippon Paper Group, Inc.(a)	16,137	204,093
OJI Paper Co., Ltd.	119,000	396,304

		600,397

Personal Products 0.2%
Kao Corp.	78,800	2,129,688
Shiseido Co., Ltd.	53,900	771,402

		2,901,090

Pharmaceuticals 1.3%
Astellas Pharma, Inc.	66,600	3,163,876
Chugai Pharmaceutical Co., Ltd.	33,500	644,251
Daiichi Sankyo Co., Ltd.	100,900	1,660,496
Dainippon Sumitomo Pharma Co., Ltd.	21,900	241,867
Eisai Co., Ltd.	37,800	1,672,774
Hisamitsu Pharmaceutical Co., Inc.	9,400	473,149
Kyowa Hakko Kirin Co., Ltd.	41,000	456,029
Mitsubishi Tanabe Pharma Corp.	34,100	520,433
Ono Pharmaceutical Co., Ltd.	12,400	782,744
Otsuka Holdings Co., Ltd.	54,300	1,653,471
Santen Pharmaceutical Co., Ltd.	11,400	484,983
Shionogi & Co., Ltd.	44,700	636,700
Taisho Pharmaceutical Holdings Co., Ltd.	5,570	444,435
Takeda Pharmaceutical Co., Ltd.	118,300	5,433,481
Tsumura & Co.	9,000	253,134

		18,521,823

Real Estate Investment Trusts (REITs) 0.2%
Japan Prime Realty Investment Corp.(a)	95	246,880
Japan Real Estate Investment Corp.	81	764,424
Japan Retail Fund Investment Corp.	286	478,333
Nippon Building Fund, Inc.	91	882,951
Nomura Real Estate Office Fund, Inc.	41	235,783

		2,608,371

Real Estate Management & Development 0.7%
Aeon Mall Co., Ltd.	10,000	239,184
Daito Trust Construction Co., Ltd.	10,800	1,037,878
Daiwa House Industry Co., Ltd.	76,000	1,079,703
Mitsubishi Estate Co., Ltd.	186,600	3,342,126
Mitsui Fudosan Co., Ltd.	124,700	2,402,637
Nomura Real Estate Holdings, Inc.	14,300	264,083
NTT Urban Development Corp.	182	146,669
Sumitomo Realty & Development Co., Ltd.	53,000	1,318,828
Tokyu Land Corp.	64,000	322,793

		10,153,901

Road & Rail 0.9%
Central Japan Railway Co.	225	1,858,894
East Japan Railway Co.	50,890	3,255,273
Hankyu Hanshin Holdings, Inc.	171,000	915,823
Keikyu Corp.	70,000	653,093
Keio Corp.	86,400	634,440
Keisei Electric Railway Co., Ltd.	44,000	397,121
Kintetsu Corp.(a)	243,500	966,364
Nippon Express Co., Ltd.	128,500	523,238
Odakyu Electric Railway Co., Ltd.(a)	93,100	954,789
Tobu Railway Co., Ltd.	153,000	826,619
Tokyu Corp.	169,900	814,605
West Japan Railway Co.	25,500	1,099,817

		12,900,076

Semiconductors & Semiconductor Equipment 0.1%
Advantest Corp.	23,400	296,938
Rohm Co., Ltd.	14,400	516,838
Sumco Corp.*	17,100	129,695
Tokyo Electron Ltd.	25,700	1,193,371

		2,136,842

Software 0.2%
Konami Corp.	15,000	319,710
Nexon Co., Ltd.*	16,900	345,807
Nintendo Co., Ltd.	15,900	1,768,730
Oracle Corp. Japan	5,400	241,722
Square Enix Holdings Co., Ltd.	10,000	154,290
Trend Micro, Inc.	16,000	474,399

		3,304,658

Specialty Retail 0.3%
ABC-Mart, Inc.	4,100	165,240
Fast Retailing Co., Ltd.	7,900	1,622,451
Nitori Holdings Co., Ltd.	5,150	481,517
Sanrio Co., Ltd.(a)	6,100	210,346
Shimamura Co., Ltd.	3,500	406,206
USS Co., Ltd.	3,430	369,124
Yamada Denki Co., Ltd.(a)	13,020	674,779

		3,929,663

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	22,400	262,182

Tobacco 0.3%
Japan Tobacco, Inc.	134,800	4,234,686

Trading Companies & Distributors 1.0%
ITOCHU Corp.	225,500	2,334,331
Marubeni Corp.	247,000	1,647,607
Mitsubishi Corp.	210,600	4,167,498
Mitsui & Co., Ltd.	260,300	3,843,762
Sojitz Corp.	187,167	290,167
Sumitomo Corp.	168,600	2,361,933

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
Toyota Tsusho Corp.	31,800	$587,981

		15,233,279

Transportation Infrastructure 0.0%†
Kamigumi Co., Ltd.	33,000	264,641
Mitsubishi Logistics Corp.	20,400	215,424

		480,065

Wireless Telecommunication Services 0.8%
KDDI Corp.	403	2,774,735
NTT DoCoMo, Inc.	2,289	3,826,235
Softbank Corp.	132,800	5,066,826

		11,667,796

		303,922,167

JERSEY, CHANNEL ISLANDS 0.1%

Metals & Mining 0.1%
Randgold Resources Ltd.	13,050	1,173,005

LUXEMBOURG 0.4%

Energy Equipment & Services 0.1%
Tenaris SA	70,719	1,371,406

Media 0.1%
SES SA, FDR	42,385	1,018,932

Metals & Mining 0.1%
ArcelorMittal	140,284	2,233,300

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	9,397	849,494

		5,473,132

MACAU 0.1%

Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.	361,500	1,060,397
Wynn Macau Ltd.(a)	232,800	493,319

		1,553,716

MEXICO 0.0%†

Metals & Mining 0.0%†
Fresnillo PLC	26,841	609,355

NETHERLANDS 5.0%

Aerospace & Defense 0.2%
European Aeronautic Defence and Space Co. NV	61,505	2,207,036

Air Freight & Logistics 0.0%†
TNT Express NV	48,788	528,784

Beverages 0.2%
Heineken Holding NV	15,092	693,623
Heineken NV	34,510	1,869,749

		2,563,372

Chemicals 0.2%
Akzo Nobel NV	35,151	1,897,248
Koninklijke DSM NV	23,095	1,136,791

		3,034,039

Computers & Peripherals 0.1%
Gemalto NV	11,861	906,352

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	10,994	358,224

Diversified Financial Services 0.3%
ING Groep NV, CVA*	573,787	3,774,593

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV(a)	150,230	1,233,091

Energy Equipment & Services 0.1%
Fugro NV, CVA	10,357	677,744
SBM Offshore NV*	26,615	324,371

		1,002,115

Food & Staples Retailing 0.1%
Koninklijke Ahold NV	156,651	1,906,799

Food Products 0.7%
D.E Master Blenders 1753 NV*	89,536	1,037,645
Unilever NV, CVA(a)	244,050	8,472,881

		9,510,526

Industrial Conglomerates 0.2%
Koninklijke Philips Electronics NV	151,144	3,323,992

Insurance 0.1%
Aegon NV	257,384	1,168,362
Delta Lloyd NV	15,940	207,860

		1,376,222

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	35,062	624,472

Media 0.1%
Reed Elsevier NV(a)	103,015	1,207,458
Wolters Kluwer NV	45,163	750,208

		1,957,666

Oil, Gas & Consumable Fuels 2.2%
Royal Dutch Shell PLC, Class A	549,629	18,678,026
Royal Dutch Shell PLC, Class B	398,733	14,026,526

		32,704,552

Professional Services 0.0%†
Randstad Holding NV	17,922	542,897

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	9,667	427,015

Semiconductors & Semiconductor Equipment 0.3%
ASML Holding NV	62,895	3,632,636

Transportation Infrastructure 0.1%
Koninklijke Vopak NV	10,526	667,029

		72,281,412

NEW ZEALAND 0.1%

Construction Materials 0.0%†
Fletcher Building Ltd.	101,892	502,320

Diversified Telecommunication Services 0.1%
Telecom Corp. of New Zealand Ltd.(a)	288,216	618,032

Electric Utilities 0.0%†
Contact Energy Ltd.*(a)	51,208	207,193

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
NEW ZEALAND (continued)

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd.	86,262	$248,107

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.(a)	146,954	295,667

		1,871,319

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	28,001	1,322,219

Commercial Banks 0.1%
DNB ASA	146,369	1,536,707

Diversified Telecommunication Services 0.1%
Telenor ASA	108,395	1,832,895

Energy Equipment & Services 0.0%†
Aker Solutions ASA	24,935	365,334

Industrial Conglomerates 0.1%
Orkla ASA	115,548	824,757

Insurance 0.0%†
Gjensidige Forsikring ASA	31,178	381,528

Metals & Mining 0.0%†
Norsk Hydro ASA	139,380	566,081

Oil, Gas & Consumable Fuels 0.3%
Statoil ASA	167,188	3,973,488

		10,803,009

PORTUGAL 0.2%
Commercial Banks 0.0%†
Banco Espirito Santo SA REG*	314,322	193,248

Diversified Telecommunication Services 0.0%†
Portugal Telecom SGPS SA REG(a)	93,902	398,297

Electric Utilities 0.1%
EDP - Energias de Portugal SA	285,722	651,320

Food & Staples Retailing 0.1%
Jeronimo Martins SGPS SA	32,971	516,794

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	35,421	479,103

		2,238,762

SINGAPORE 1.9%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	229,000	605,961

Airlines 0.1%
Singapore Airlines Ltd.	80,613	684,369

Commercial Banks 0.6%
DBS Group Holdings Ltd.	271,050	3,197,692
Oversea-Chinese Banking Corp., Ltd.	385,600	2,949,178
United Overseas Bank Ltd.	190,500	3,051,704

		9,198,574

Distributors 0.1%
Jardine Cycle & Carriage Ltd.(a)	16,604	621,244

Diversified Financial Services 0.1%
Singapore Exchange Ltd.	127,900	684,581

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,194,003	3,426,292

Food & Staples Retailing 0.0%†
Olam International Ltd.(a)	237,500	350,083

Food Products 0.1%
Golden Agri-Resources Ltd.	1,003,771	594,432
Wilmar International Ltd.	287,158	743,663

		1,338,095

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC	913,217	953,148

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	138,369	908,026
Keppel Corp., Ltd.	214,600	1,920,666
SembCorp Industries Ltd.	147,243	623,700

		3,452,392

Machinery 0.0%†
Cosco Corp. Singapore Ltd.(a)	147,066	113,824
SembCorp Marine Ltd.(a)	127,200	494,942

		608,766

Marine 0.0%†
Neptune Orient Lines Ltd.*	121,649	111,767

Media 0.1%
Singapore Press Holdings Ltd.	196,500	647,993

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	284,306	517,475
CapitaMall Trust	355,800	559,200

		1,076,675

Real Estate Management & Development 0.2%
CapitaLand Ltd.	383,345	918,688
CapitaMalls Asia Ltd.	199,800	260,528
City Developments Ltd.	75,099	703,277
Global Logistic Properties Ltd.	310,000	557,499
Keppel Land Ltd.	106,000	291,154
UOL Group Ltd.	75,120	311,765

		3,042,911

Road & Rail 0.0%†
ComfortDelGro Corp., Ltd.	281,620	379,557

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust, Class U	782,000	592,926

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SINGAPORE (continued)
Wireless Telecommunication Services 0.0%†
StarHub Ltd.(a)	87,181	$268,177

		28,043,511

SPAIN 2.4%
Biotechnology 0.1%
Grifols SA*	22,358	694,929

Commercial Banks 1.0%
Banco Bilbao Vizcaya Argentaria SA	709,541	4,625,623
Banco de Sabadell SA(a)	310,666	591,589
Banco Popular Espanol SA(a)	153,765	288,528
Banco Santander SA	1,402,468	8,491,754
Bankia SA*(a)	126,497	123,802
CaixaBank(a)	117,570	384,054

		14,505,350

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA(a)	21,809	343,825
Ferrovial SA	60,395	656,043

		999,868

Diversified Telecommunication Services 0.5%
Telefonica SA	615,385	6,980,459

Electric Utilities 0.2%
Acciona SA	3,508	152,613
Iberdrola SA	581,561	2,106,425
Red Electrica Corp. SA	16,201	641,490

		2,900,528

Food & Staples Retailing 0.0%†
Distribuidora Internacional de Alimentacion SA	91,490	451,792

Gas Utilities 0.1%
Enagas SA	27,096	469,285
Gas Natural SDG SA	51,959	639,766

		1,109,051

Information Technology Services 0.1%
Amadeus IT Holding SA, Class A(a)	46,916	1,013,042

Insurance 0.0%†
Mapfre SA(a)	106,107	192,935

Machinery 0.0%†
Zardoya Otis SA(a)	21,231	236,271

Metals & Mining 0.0%†
Acerinox SA	14,504	144,325

Oil, Gas & Consumable Fuels 0.1%
Repsol SA	118,865	1,894,371

Specialty Retail 0.2%
Industria de Diseno Textil SA	32,681	3,363,522

Transportation Infrastructure 0.0%†
Abertis Infraestructuras SA	54,895	677,570

		35,164,013

SWEDEN 3.2%
Building Products 0.1%
Assa Abloy AB, Class B	49,667	1,501,589

Capital Markets 0.0%†
Ratos AB, Class B(a)	30,772	318,308

Commercial Banks 0.7%
Nordea Bank AB	394,088	3,669,704
Skandinaviska Enskilda Banken AB, Class A	211,248	1,548,492
Svenska Handelsbanken AB, Class A	73,414	2,545,570
Swedbank AB, Class A	122,886	2,135,890

		9,899,656

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	48,488	393,518

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	451,159	4,189,386

Construction & Engineering 0.1%
Skanska AB, Class B	56,888	857,581

Diversified Financial Services 0.2%
Industrivarden AB, Class C	17,601	236,148
Investment AB Kinnevik, Class B	30,787	633,658
Investor AB, Class B	68,216	1,420,020

		2,289,826

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	47,582	786,413
TeliaSonera AB	324,301	2,143,330

		2,929,743

Electronic Equipment, Instruments & Components 0.0%†
Hexagon AB, Class B	35,450	674,997

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B	13,720	636,903
Getinge AB, Class B	29,967	856,816

		1,493,719

Household Durables 0.1%
Electrolux AB Series B	36,016	814,651
Husqvarna AB, Class B	61,799	315,136

		1,129,787

Machinery 0.7%
Alfa Laval AB	50,247	868,871
Atlas Copco AB, Class A	100,586	2,252,351
Atlas Copco AB, Class B	58,437	1,167,062
Sandvik AB	150,313	2,084,201
Scania AB, Class B	47,915	823,779
SKF AB, Class B	58,703	1,210,716

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)
	Shares	Market Value
SWEDEN (continued)
Machinery (continued)
Volvo AB, Class B	208,467	$2,565,078

		10,972,058

Media 0.0%†
Modern Times Group AB, Class B	6,832	312,555

Metals & Mining 0.1%
Boliden AB	40,942	620,738
SSAB AB, Class A	23,204	190,059

		810,797

Oil, Gas & Consumable Fuels 0.0%†
Lundin Petroleum AB*	33,314	704,765

Paper & Forest Products 0.1%
Holmen AB, Class B	7,273	194,921
Svenska Cellulosa AB, Class B	86,658	1,471,601

		1,666,522

Specialty Retail 0.4%
Hennes & Mauritz AB, Class B	142,234	5,250,738

Tobacco 0.1%
Swedish Match AB	31,900	1,342,442

		46,737,987

SWITZERLAND 9.1%

Biotechnology 0.0%†
Actelion Ltd. REG*	16,602	757,118

Building Products 0.1%
Geberit AG REG*	5,669	1,111,396

Capital Markets 0.7%
Credit Suisse Group AG REG*	174,241	2,966,476
GAM Holding AG*	27,896	307,512
Julius Baer Group Ltd.*	30,944	1,105,313
Partners Group Holding AG	2,079	379,258
UBS AG REG*	545,232	5,735,852

		10,494,411

Chemicals 0.5%
Givaudan SA REG*	1,245	1,209,966
Sika AG	322	600,610
Syngenta AG REG	14,172	4,832,399

		6,642,975

Commercial Banks 0.0%†
Banque Cantonale Vaudoise REG	485	247,308

Construction Materials 0.1%
Holcim Ltd. REG*	34,295	2,018,201

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,723	224,191

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,491	1,396,573

Electrical Equipment 0.4%
ABB Ltd. REG*	329,438	5,727,755

Energy Equipment & Services 0.2%
Transocean Ltd.	52,491	$2,481,116

Food Products 2.2%
Aryzta AG*	13,057	648,124
Barry Callebaut AG REG*	249	224,746
Lindt & Spruengli AG REG*	15	536,868
Lindt & Spruengli AG - Participation Certificate*	137	423,943
Nestle SA REG	494,418	30,375,175

		32,208,856

Health Care Equipment & Supplies 0.1%
Sonova Holding AG REG*	7,356	694,413
Straumann Holding AG REG(a)	1,190	159,705

		854,118

Insurance 0.6%
Baloise Holding AG REG	7,181	473,833
Swiss Life Holding AG REG*	4,696	448,000
Swiss Re AG*	52,756	3,302,450
Zurich Insurance Group AG*	22,077	4,899,824

		9,124,107

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG*	8,038	362,546

Machinery 0.1%
Schindler Holding AG REG	3,321	389,045
Schindler Holding AG - Participation Certificate	7,279	849,910
Sulzer AG REG	3,642	469,725

		1,708,680

Marine 0.1%
Kuehne + Nagel International AG REG	8,086	918,850

Metals & Mining 0.4%
Glencore International PLC(a)	207,353	1,037,009
Xstrata PLC	310,899	4,108,472

		5,145,481

Pharmaceuticals 2.7%
Novartis AG REG	344,630	20,236,348
Roche Holding AG	105,259	18,638,801

		38,875,149

Professional Services 0.2%
Adecco SA REG*	19,837	869,582
SGS SA REG	820	1,638,107

		2,507,689

Real Estate Management & Development 0.0%†
Swiss Prime Site AG REG*	7,325	613,182

Semiconductors & Semiconductor Equipment 0.0%†
STMicroelectronics NV(a)	95,630	513,052

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
SWITZERLAND (continued)
Textiles, Apparel & Luxury Goods 0.5%
Compagnie Financiere Richemont SA, Class A	78,200	$4,424,634
Swatch Group AG (The) REG	6,574	458,016
Swatch Group AG (The) - Bearer Shares	4,619	1,831,145

		6,713,795

Trading Companies & Distributors 0.1%
Wolseley PLC	42,693	1,535,519

		132,182,068

UNITED KINGDOM 19.9%
Aerospace & Defense 0.5%
BAE Systems PLC	484,885	2,340,190
Cobham PLC	161,461	587,005
Meggitt PLC	116,596	698,839
Rolls-Royce Holdings PLC*	280,473	3,728,248

		7,354,282

Airlines 0.0%†
International Consolidated Airlines Group SA - EUR*	145,632	363,756

Auto Components 0.0%†
GKN PLC	232,537	764,564

Beverages 1.1%
Diageo PLC	374,954	10,022,425
SABMiller PLC	143,082	6,169,333

		16,191,758

Capital Markets 0.2%
3i Group PLC	147,914	482,646
Aberdeen Asset Management PLC	128,507	519,434
ICAP PLC	82,183	409,130
Investec PLC	81,464	479,998
Man Group PLC	272,036	338,872
Schroders PLC	17,644	354,215

		2,584,295

Chemicals 0.1%
Croda International PLC	20,258	745,073
Johnson Matthey PLC	32,150	1,096,007

		1,841,080

Commercial Banks 2.7%
Barclays PLC	1,736,734	4,523,160
HSBC Holdings PLC	2,697,516	22,535,349
Lloyds Banking Group PLC*	6,190,434	2,936,112
Royal Bank of Scotland Group PLC*	310,712	1,041,460
Standard Chartered PLC	357,172	8,176,435

		39,212,516

Commercial Services & Supplies 0.2%
Aggreko PLC	40,008	1,277,009
Babcock International Group PLC	53,769	721,949
G4S PLC	211,239	820,581
Serco Group PLC	74,551	671,873

		3,491,412

Construction & Engineering 0.0%†
Balfour Beatty PLC	103,856	470,551

Containers & Packaging 0.1%
Rexam PLC	131,331	892,611

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	26,450	400,877

Diversified Telecommunication Services 0.3%
BT Group PLC	1,165,710	3,966,000
Inmarsat PLC	67,099	515,959

		4,481,959

Electric Utilities 0.2%
SSE PLC(a)	140,576	2,887,379

Energy Equipment & Services 0.2%
AMEC PLC	49,618	865,858
Petrofac Ltd.	38,839	903,457
Subsea 7 SA	42,141	880,784

		2,650,099

Food & Staples Retailing 0.6%
J Sainsbury PLC	182,761	924,305
Tesco PLC	1,203,320	5,991,327
WM Morrison Supermarkets PLC	356,640	1,548,434

		8,464,066

Food Products 0.6%
Associated British Foods PLC	53,349	1,047,770
Tate & Lyle PLC	69,861	721,650
Unilever PLC	192,280	6,894,476

		8,663,896

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	134,179	1,373,330

Hotels, Restaurants & Leisure 0.4%
Carnival PLC	27,123	909,769
Compass Group PLC	283,630	3,042,440
InterContinental Hotels Group PLC	43,591	1,076,949
Tui Travel PLC	66,909	191,080
Whitbread PLC	26,638	889,903

		6,110,141

Household Products 0.4%
Reckitt Benckiser Group PLC	98,805	5,422,198

Industrial Conglomerates 0.1%
Smiths Group PLC	58,788	980,668

Insurance 0.9%
Admiral Group PLC	30,399	519,608
Aviva PLC	435,267	1,993,171
Legal & General Group PLC	879,591	1,750,860
Old Mutual PLC	728,986	1,794,468

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Common Stocks (continued)

	Shares	Market Value
UNITED KINGDOM (continued)
Insurance (continued)
Prudential PLC	381,730	$4,542,524
RSA Insurance Group PLC	528,772	899,885
Standard Life PLC	352,510	1,332,811

		12,833,327

Machinery 0.2%
IMI PLC	48,069	617,469
Invensys PLC	124,066	467,003
Melrose PLC	180,172	621,560
Weir Group PLC (The)	31,642	817,172

		2,523,204

Media 0.4%
British Sky Broadcasting Group PLC	167,475	1,868,126
ITV PLC	553,117	652,681
Pearson PLC	122,228	2,288,317
Reed Elsevier PLC	182,314	1,534,638

		6,343,762

Metals & Mining 1.8%
Anglo American PLC	198,786	5,890,941
Antofagasta PLC	59,053	986,724
BHP Billiton PLC	316,426	9,226,631
Eurasian Natural Resources Corp. PLC	35,499	217,536
Evraz PLC	54,716	202,945
Kazakhmys PLC	33,240	365,216
Lonmin PLC(a)	25,883	281,964
Rio Tinto PLC	201,726	9,289,864
Vedanta Resources PLC	14,948	227,368

		26,689,189

Multiline Retail 0.2%
Marks & Spencer Group PLC	240,254	1,253,529
Next PLC	25,197	1,268,711

		2,522,240

Multi-Utilities 0.6%
Centrica PLC	775,056	3,847,011
National Grid PLC	534,158	5,540,715

		9,387,726

Oil, Gas & Consumable Fuels 2.2%
BG Group PLC	508,794	10,015,758
BP PLC	2,843,438	18,880,241
Tullow Oil PLC	135,571	2,728,744

		31,624,743

Pharmaceuticals 1.8%
AstraZeneca PLC	191,261	8,932,284
GlaxoSmithKline PLC	756,415	17,404,929

		26,337,213

Professional Services 0.1%
Capita PLC	97,909	1,088,437
Intertek Group PLC	23,986	1,025,308

		2,113,745

Real Estate Investment Trusts (REITs) 0.3%
British Land Co. PLC	128,063	1,070,184
Capital Shopping Centres Group PLC	85,305	429,220
Hammerson PLC	106,511	770,634
Land Securities Group PLC	116,704	1,441,561
Segro PLC	114,344	422,649

		4,134,248

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	206,067	1,782,593

Software 0.1%
Sage Group PLC (The)	195,380	878,602

Specialty Retail 0.1%
Kingfisher PLC	354,835	1,479,911

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	65,710	1,286,863

Tobacco 1.5%
British American Tobacco PLC	294,959	15,666,607
Imperial Tobacco Group PLC	149,924	5,817,765

		21,484,372

Trading Companies & Distributors 0.1%
Bunzl PLC	49,521	862,897

Water Utilities 0.1%
Severn Trent PLC	35,581	961,069
United Utilities Group PLC	102,104	1,091,911

		2,052,980

Wireless Telecommunication Services 1.5%
Vodafone Group PLC	7,465,944	21,367,043

		290,306,096

UNITED STATES 0.0%†
Metals & Mining 0.0%†
Sims Metal Management Ltd.	25,013	216,480

Total Common Stocks (cost $1,539,275,396)		1,443,215,743

Preferred Stocks 0.6%
	Shares	Market Value
GERMANY 0.6%
Automobiles 0.4%
Bayerische Motoren Werke AG	8,009	$398,493
Porsche Automobil Holding SE	22,933	1,180,045
Volkswagen AG	21,665	3,686,781

		5,265,319

Household Products 0.2%
Henkel AG & Co. KGaA	26,686	1,915,766

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Preferred Stocks (continued)
	Shares	Market Value
Media 0.0%†
ProSiebenSat.1 Media AG	13,090	$273,979

Multi-Utilities 0.0%†
RWE AG	5,832	206,450

		7,661,514

Total Preferred Stocks (cost $6,759,770)		7,661,514

Mutual Fund 0.0%
	Shares	Market Value
Money Market Fund 0.0%†
Fidelity Institutional Money Market Fund - Institutional Class, 0.22% (c)	554,019	554,019

Total Mutual Fund (cost $554,019)		554,019

Repurchase Agreements 4.9%
	Principal Amount	Market Value
BNP Paribas Securities Corp., 0.17%, dated 07/31/12, due 08/01/12, repurchase price $30,000,142, collateralized by U.S. Government Agency Securities ranging from 0.27% - 4.38%, maturing 07/12/13 - 10/15/15; total market value $30,600,008.(d)	$30,000,000	$30,000,000
Credit Suisse (USA) LLC, 0.17%, dated 07/31/12, due 08/01/12, repurchase price $41,385,776, collateralized by U.S. Government Treasury Securities ranging from 0.25% - 0.38%, maturing 03/15/15 - 05/15/15; total market value $42,213,344.(d)	41,385,581	41,385,581

Total Repurchase Agreements (cost $71,385,581)		71,385,581

Total Investments (cost $1,617,974,766) (e) — 104.3%		1,522,816,857
Liabilities in excess of other assets — (4.3)%		(62,353,690)

NET ASSETS — 100.0%		$1,460,463,167

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $68,693,699, which was collateralized by repurchase agreements with a total value of $71,385,581 and $14,666 of collateral in the form of U.S. Government Treasury securities, interest rates ranging from 0.13% to 5.50% and maturity dates ranging from 11/15/13 to 02/15/40, a total value of $71,400,247.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of July 31, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2012 was $71,385,581.
(e)	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,715,615,841, tax unrealized appreciation and depreciation were $134,499,491 and $(327,298,475), respectively.
†	Amount rounds to less than 0.1%.

AB	Stock Company
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
BM	Limited Liability
CDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certificate
EUR	EURO
FDR	Fiduciary Depositary Receipt
KGaA	Limited Partnership with shares
KK	Joint Stock Company
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

RSP	Savings Shares
SA	Stock Company
SCA	Limited partnership with share capital
SCPA	Italian consortium joint-stock company
SDR	Swedish Depository Receipts
SE	European Public Limited Liability Company
SGPS	Holding Enterprise
SpA	Limited Share Company

At July 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
88	DJ Euro Stoxx 50	09/21/12	$2,520,647	$201,399
11	E-Mini MSCI EAFE Index	09/21/12	783,530	6,260
34	FTSE 100 Index	09/21/12	2,988,385	101,860
39	SGX Nikkei 225 Index	09/13/12	2,165,280	67,922
11	SPI 200 Index	09/20/12	1,221,592	52,199

			$9,679,434	$429,640

At July 31, 2012, the Fund had $649,000 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

•	Level 1	—	Quoted prices in active markets for identical assets
•	Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$12,594,107	$—	$12,594,107
Air Freight & Logistics	—	4,152,452	—	4,152,452
Airlines	—	2,429,433	—	2,429,433
Auto Components	—	12,729,151	—	12,729,151
Automobiles	—	44,842,365	—	44,842,365
Beverages	—	38,086,796	—	38,086,796
Biotechnology	—	4,931,603	—	4,931,603
Building Products	—	7,399,595	—	7,399,595
Capital Markets	—	22,256,140	—	22,256,140
Chemicals	—	53,099,504	—	53,099,504
Commercial Banks	—	171,823,975	—	171,823,975
Commercial Services & Supplies	—	9,125,059	—	9,125,059
Communications Equipment	—	5,922,169	—	5,922,169
Computers & Peripherals	—	4,647,287	—	4,647,287
Construction & Engineering	—	9,890,543	—	9,890,543
Construction Materials	—	8,329,974	—	8,329,974
Consumer Finance	—	746,716	—	746,716
Containers & Packaging	—	2,564,832	—	2,564,832
Distributors	—	2,297,109	—	2,297,109
Diversified Consumer Services	—	486,156	—	486,156
Diversified Financial Services	—	15,732,078	—	15,732,078
Diversified Telecommunication Services	—	46,424,049	—	46,424,049
Electric Utilities	—	21,512,029	—	21,512,029
Electrical Equipment	—	18,565,962	—	18,565,962
Electronic Equipment, Instruments & Components	—	16,404,174	—	16,404,174
Energy Equipment & Services	—	14,732,047	—	14,732,047

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Food & Staples Retailing	$—	$32,563,228	$—	$32,563,228
Food Products	—	62,635,726	—	62,635,726
Gas Utilities	—	7,806,151	—	7,806,151
Health Care Equipment & Supplies	—	9,997,808	—	9,997,808
Health Care Providers & Services	—	7,116,332	—	7,116,332
Hotels, Restaurants & Leisure	—	15,881,226	—	15,881,226
Household Durables	—	7,611,951	—	7,611,951
Household Products	—	7,507,943	—	7,507,943
Independent Power Producers & Energy Traders	—	805,726	—	805,726
Industrial Conglomerates	—	22,547,207	—	22,547,207
Information Technology Services	—	4,140,688	—	4,140,688
Insurance	—	64,753,076	—	64,753,076
Internet & Catalog Retail	—	1,081,470	—	1,081,470
Internet Software & Services	—	1,626,331	—	1,626,331
Leisure Equipment & Products	—	3,754,046	—	3,754,046
Life Sciences Tools & Services	—	987,018	—	987,018
Machinery	—	40,578,952	—	40,578,952
Marine	—	4,315,400	—	4,315,400
Media	—	18,067,130	—	18,067,130
Metals & Mining	—	70,657,944	—	70,657,944
Multiline Retail	—	6,023,255	—	6,023,255
Multi-Utilities	—	24,345,129	—	24,345,129
Office Electronics	—	7,157,965	—	7,157,965
Oil, Gas & Consumable Fuels	—	106,524,208	—	106,524,208
Paper & Forest Products	—	3,576,322	—	3,576,322
Personal Products	—	8,218,771	—	8,218,771
Pharmaceuticals	—	128,472,892	—	128,472,892
Professional Services	—	8,613,536	—	8,613,536
Real Estate Investment Trusts (REITs)	—	23,899,544	—	23,899,544
Real Estate Management & Development	—	28,848,702	—	28,848,702
Road & Rail	—	16,163,264	—	16,163,264
Semiconductors & Semiconductor Equipment	—	9,639,311	—	9,639,311
Software	—	14,161,040	—	14,161,040
Specialty Retail	—	14,023,834	—	14,023,834
Textiles, Apparel & Luxury Goods	—	18,734,342	—	18,734,342
Tobacco	—	27,061,500	—	27,061,500
Trading Companies & Distributors	—	19,166,558	—	19,166,558
Transportation Infrastructure	—	6,071,615	—	6,071,615
Water Utilities	—	2,052,980	—	2,052,980
Wireless Telecommunication Services	—	34,300,317	—	34,300,317

Total Common Stocks	$—	$1,443,215,743	$—	$1,443,215,743

Futures Contracts	429,640	—	—	429,640
Mutual Fund	554,019	—	—	554,019
Preferred Stocks*	—	7,661,514	—	7,661,514
Repurchase Agreements	—	71,385,581	—	71,385,581

Total	$983,659	$1,522,262,838	$—	$1,523,246,497

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by type and industry classification.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period from November 1, 2011 through July 31, 2012, the Fund held two common stock investments that were categorized as level three investments and which were valued at zero. One common stock investment was valued at zero because the issuer was in bankruptcy.

One common stock investment was valued at zero because the stock was received upon the completion of a merger into another company in exchange for any post-merger claims that may be made to shareholders.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and sub-adviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price and currency risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2012

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized appreciation from futures contracts	$429,640

Total		$429,640

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide International Value Fund

Common Stocks 95.0%

	Shares	Market Value
AUSTRALIA 4.5%
Chemicals 1.5%
Orica Ltd.	105,578	$2,745,650

Commercial Banks 1.7%
Australia & New Zealand Banking Group Ltd.	127,439	3,133,634

Real Estate Investment Trusts (REITs) 1.3%
Westfield Group	227,050	2,374,946

		8,254,230

CANADA 6.8%
Commercial Banks 2.1%
Royal Bank of Canada	75,300	3,857,919

Metals & Mining 0.9%
Teck Resources Ltd., Class B	61,700	1,730,689

Oil, Gas & Consumable Fuels 3.8%
Canadian Oil Sands Ltd.(a)	100,100	2,014,277
Petrobank Energy & Resources Ltd.*	136,100	1,581,059
Suncor Energy, Inc.	108,100	3,304,927

		6,900,263

		12,488,871

COLOMBIA 0.5%
Oil, Gas & Consumable Fuels 0.5%
Petrominerales Ltd.(a)	95,700	885,572

DENMARK 1.3%
Construction & Engineering 1.3%
FLSmidth & Co. A/S	37,908	2,276,910

FINLAND 1.8%
Insurance 1.8%
Sampo OYJ, Class A	125,206	3,315,950

FRANCE 2.9%
Electrical Equipment 1.2%
Schneider Electric SA	37,240	2,099,688

Food & Staples Retailing 1.7%
Carrefour SA	176,037	3,149,958

		5,249,646

GERMANY 10.9%
Capital Markets 1.4%
Deutsche Bank AG REG	85,921	2,608,617

Construction Materials 1.1%
HeidelbergCement AG	45,173	2,093,116

Health Care Providers & Services 1.7%
Fresenius Medical Care AG & Co. KGaA	43,284	3,128,910

Machinery 0.8%
MAN SE	14,644	1,369,721

Multi-Utilities 1.5%
E.ON AG	127,720	2,718,135

Personal Products 1.6%
Beiersdorf AG(a)	44,983	2,979,052

Semiconductors & Semiconductor Equipment 1.2%
Infineon Technologies AG	290,380	2,109,989

Software 1.6%
SAP AG	44,943	2,852,213

		19,859,753

HONG KONG 4.6%
Industrial Conglomerates 1.6%
Jardine Matheson Holdings Ltd.	56,400	2,941,184

Insurance 1.6%
AIA Group Ltd.	802,400	2,803,434

Real Estate Management & Development 1.4%
New World Development Co., Ltd.	2,036,334	2,589,332

		8,333,950

IRELAND 0.9%
Airlines 0.9%
Ryanair Holdings PLC, ADR*	55,100	1,623,246

ISRAEL 1.3%
Pharmaceuticals 1.3%
Teva Pharmaceutical Industries Ltd., ADR	59,500	2,432,955

ITALY 1.6%
Machinery 1.6%
Fiat Industrial SpA	299,482	2,934,130

JAPAN 18.1%
Auto Components 1.4%
Bridgestone Corp.	109,900	2,475,393

Automobiles 2.1%
Toyota Motor Corp.	98,200	3,754,856

Building Products 0.8%
Asahi Glass Co., Ltd.	250,000	1,467,727

Chemicals 1.5%
Shin-Etsu Chemical Co., Ltd.	54,800	2,766,240

Commercial Banks 1.8%
Mitsubishi UFJ Financial Group, Inc.	686,700	3,329,835

Diversified Financial Services 1.0%
ORIX Corp.	19,810	1,872,786

Gas Utilities 1.6%
Tokyo Gas Co., Ltd.	560,000	2,886,507

Insurance 1.5%
Tokio Marine Holdings, Inc.	121,300	2,779,246

Leisure Equipment & Products 1.3%
Sankyo Co., Ltd.	47,200	2,339,500

Machinery 0.9%
THK Co., Ltd.	96,100	1,699,221

Trading Companies & Distributors 3.1%
ITOCHU Corp.	347,900	3,601,392
Mitsubishi Corp.	99,700	1,972,933

		5,574,325

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Value Fund

Common Stocks (continued)

	Shares	Market Value
JAPAN (continued)
Wireless Telecommunication Services 1.1%
KDDI Corp.	300	$2,065,560

		33,011,196

LUXEMBOURG 0.7%
Metals & Mining 0.7%
ArcelorMittal	85,122	1,355,130

NETHERLANDS 4.0%
Beverages 1.9%
Heineken NV	63,297	3,429,427

Chemicals 1.1%
Koninklijke DSM NV	41,635	2,049,374

Media 1.0%
Wolters Kluwer NV	111,340	1,849,482

		7,328,283

NORWAY 3.5%
Diversified Telecommunication Services 2.4%
Telenor ASA	256,866	4,343,452

Oil, Gas & Consumable Fuels 1.1%
Statoil ASA	82,881	1,969,798

		6,313,250

SPAIN 0.5%
Electric Utilities 0.5%
Acciona SA	21,388	930,471

SWEDEN 0.9%
Oil, Gas & Consumable Fuels 0.9%
Lundin Petroleum AB*	81,411	1,722,268

SWITZERLAND 9.5%
Food Products 3.4%
Nestle SA REG	99,440	6,109,218

Metals & Mining 1.4%
Xstrata PLC	193,232	2,553,524

Pharmaceuticals 3.3%
Novartis AG REG	103,168	6,057,927

Professional Services 1.4%
SGS SA REG	1,297	2,591,006

		17,311,675

UNITED KINGDOM 20.7%
Beverages 1.3%
SABMiller PLC	53,200	2,293,849

Commercial Banks 3.5%
Barclays PLC	680,698	1,772,814
HSBC Holdings PLC	554,936	4,635,997

		6,408,811

Electric Utilities 1.2%
SSE PLC	109,446	2,247,981

Insurance 2.5%
Admiral Group PLC	113,263	1,935,995
Prudential PLC	212,420	2,527,763

		4,463,758

Metals & Mining 2.0%
Rio Tinto PLC	80,652	3,714,177

Oil, Gas & Consumable Fuels 3.3%
BP PLC	896,484	5,952,595

Software 1.5%
Sage Group PLC (The)	604,355	2,717,716

Tobacco 2.8%
Imperial Tobacco Group PLC	132,921	5,157,967

Wireless Telecommunication Services 2.6%
Vodafone Group PLC	1,660,197	4,751,375

		37,708,229

Total Common Stocks (cost $174,013,194)		173,335,715

Preferred Stock 1.1%
	Shares	Market Value
GERMANY 1.1%
Automobiles 1.1%
Volkswagen AG	11,927	2,029,644

Total Preferred Stock (cost $1,881,587)		2,029,644

Exchange Traded Fund 0.7%
	Shares	Market Value
UNITED STATES 0.7% iShares MSCI EAFE Index Fund	25,600	1,280,000

Total Exchange Traded Fund (cost $1,221,757)		1,280,000

Mutual Fund 2.0%
	Shares	Market Value
Money Market Fund 2.0%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22% (b)	3,652,073	3,652,073

Total Mutual Fund (cost $3,652,073)		3,652,073

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Value Fund

Repurchase Agreement 2.0%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.17%, dated 07/31/12, due 08/01/12, repurchase price $3,559,762, collateralized by U.S. Government Treasury Securities ranging from 0.25% - 0.38%, maturing 03/15/15 - 05/15/15; total market value $3,630,945.(c)	$3,559,746	$3,559,746

Total Repurchase Agreement (cost $3,559,746)		3,559,746

Total Investments
(cost $184,328,357) (d) — 100.8%		183,857,178
Liabilities in excess of other assets — (0.8)%		(1,455,664)
NET ASSETS — 100.0%		$182,401,514

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $3,308,840.
(b)	Represents 7-day effective yield as of July 31, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2012 was $3,559,746.
(d)	At July 31, 2012, the tax basis cost of the Fund’s investments was $197,584,364, tax unrealized appreciation and depreciation were $2,096,849 and $(15,824,035), respectively.

AB	Stock Company
ADR	American Depositary Receipt
AG	Stock Corporation
A/S	Minimum Capital Public Traded Company
ASA	Stock Corporation
KGaA	Limited Partnership with shares
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
OYJ	Public Traded Company
PLC	Public Limited Company
REG	Registered Shares
REIT	Real Estate Investment Trust
SA	Stock Company
SE	European Public Limited Liability Company
SpA	Limited Share Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,623,246	$—	$—	$1,623,246
Auto Components	—	2,475,393	—	2,475,393
Automobiles	—	3,754,856	—	3,754,856
Beverages	—	5,723,276	—	5,723,276
Building Products	—	1,467,727	—	1,467,727
Capital Markets	—	2,608,617	—	2,608,617
Chemicals	—	7,561,264	—	7,561,264
Commercial Banks	3,857,919	12,872,280	—	16,730,199
Construction & Engineering	—	2,276,910	—	2,276,910
Construction Materials	—	2,093,116	—	2,093,116
Diversified Financial Services	—	1,872,786	—	1,872,786
Diversified Telecommunication Services	—	4,343,452	—	4,343,452
Electric Utilities	—	3,178,452	—	3,178,452
Electrical Equipment	—	2,099,688	—	2,099,688
Food & Staples Retailing	—	3,149,958	—	3,149,958
Food Products	—	6,109,218	—	6,109,218
Gas Utilities	—	2,886,507	—	2,886,507
Health Care Providers & Services	—	3,128,910	—	3,128,910
Industrial Conglomerates	—	2,941,184	—	2,941,184
Insurance	—	13,362,388	—	13,362,388
Leisure Equipment & Products	—	2,339,500	—	2,339,500
Machinery	—	6,003,072	—	6,003,072
Media	—	1,849,482	—	1,849,482
Metals & Mining	1,730,689	7,622,831	—	9,353,520
Multi-Utilities	—	2,718,135	—	2,718,135
Oil, Gas & Consumable Fuels	7,785,835	9,644,661	—	17,430,496
Personal Products	—	2,979,052	—	2,979,052
Pharmaceuticals	2,432,955	6,057,927	—	8,490,882
Professional Services	—	2,591,006	—	2,591,006
Real Estate Investment Trusts (REITs)	—	2,374,946	—	2,374,946
Real Estate Management & Development	—	2,589,332	—	2,589,332

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide International Value Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Semiconductors & Semiconductor Equipment	$—	$2,109,989	$—	$2,109,989
Software	—	5,569,929	—	5,569,929
Tobacco	—	5,157,967	—	5,157,967
Trading Companies & Distributors	—	5,574,325	—	5,574,325
Wireless Telecommunication Services	—	6,816,935	—	6,816,935

Total Common Stocks	$17,430,644	$155,905,071	$—	$173,335,715

Exchange Traded Fund	1,280,000	—	—	1,280,000
Mutual Fund	3,652,073	—	—	3,652,073
Preferred Stock*	—	2,029,644	—	2,029,644
Repurchase Agreement	—	3,559,746	—	3,559,746

Total	$22,362,717	$161,494,461	$—	$183,857,178

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

Mutual Funds 100.0%

	Shares	Market Value
Equity Funds 95.1%
Nationwide International Index Fund, Institutional Class(a)	47,650,011	$308,295,568
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	10,574,240	150,682,917
Nationwide S&P 500 Index Fund, Institutional Class(a)	35,508,910	408,352,464
Nationwide Small Cap Index Fund, Institutional Class(a)	8,662,544	101,351,766

Total Equity Funds (cost $981,112,965)		968,682,715

Fixed Income Fund 4.9%
Nationwide Bond Index Fund, Institutional Class(a)	4,171,329	49,763,958

Total Fixed Income Fund (cost $46,798,704)		49,763,958

Total Mutual Funds (cost $1,027,911,669)		1,018,446,673

Total Investments (cost $1,027,911,669) (b) — 100.0%		1,018,446,673
Liabilities in excess of other assets — 0.0%†		(500,628)

NET ASSETS — 100.0%		$1,017,946,045

(a)	Investment in affiliate.
(b)	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,067,642,566, tax unrealized appreciation and depreciation were $35,653,260 and $(84,849,153), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Mutual Funds	$1,018,446,673	$—	$—	$1,018,446,673

Total	$1,018,446,673	$—	$—	$1,018,446,673

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “–” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Investor Destinations Conservative Fund

Mutual Funds 79.2%

	Shares	Market Value
Equity Funds 20.5%
Nationwide International Index Fund, Institutional Class (a)	3,315,264	$21,449,759
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	883,329	12,587,442
Nationwide S&P 500 Index Fund, Institutional Class (a)	4,447,527	51,146,566

Total Equity Funds (cost $73,149,717)		85,183,767

Fixed Income Funds 53.8%
Nationwide Bond Index Fund, Institutional Class (a)	13,925,753	166,134,230
Nationwide Enhanced Income Fund, Institutional Class (a)	6,403,839	57,314,361

Total Fixed Income Funds (cost $214,112,233)		223,448,591

Money Market Fund 4.9%
Nationwide Money Market Fund, Institutional Class, 0.00% *(a)(b)	20,409,539	20,409,539

Total Money Market Fund (cost $20,409,539)		20,409,539

Total Mutual Funds (cost $307,671,489)		329,041,897

Fixed Contract 20.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55% (a)(c)	$86,121,647	86,121,647

Total Fixed Contract (cost $86,121,647)		86,121,647

Total Investments (cost $393,793,136) (d) — 100.0%		415,163,544

Liabilities in excess of other assets — 0.0%†		(201,887)

NET ASSETS — 100.0%		$414,961,657

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2012, the tax basis cost of the Fund’s investments was $401,275,742, tax unrealized appreciation and depreciation were $14,966,566 and $(1,078,764), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$86,121,647	$—	$86,121,647
Mutual Funds	329,041,897	—	—	329,041,897

Total	$329,041,897	$86,121,647	$—	$415,163,544

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderate Fund

Mutual Funds 92.2%

	Shares	Market Value
Equity Funds 60.7%
Nationwide International Index Fund, Institutional Class(a)	39,111,818	$253,053,466
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	10,852,768	154,651,948
Nationwide S&P 500 Index Fund, Institutional Class(a)	39,623,174	455,666,504
Nationwide Small Cap Index Fund, Institutional Class(a)	6,666,682	78,000,181

Total Equity Funds (cost $875,560,707)		941,372,099

Fixed Income Funds 29.6%
Nationwide Bond Index Fund, Institutional Class(a)	30,808,843	367,549,499
Nationwide Enhanced Income Fund, Institutional Class(a)	10,118,647	90,561,888

Total Fixed Income Funds (cost $434,051,152)		458,111,387

Money Market Fund 1.9%
Nationwide Money Market Fund, Institutional Class, 0.00%*(a)(b)	30,098,361	30,098,361

Total Money Market Fund (cost $30,098,361)		30,098,361

Total Mutual Funds (cost $1,339,710,220)		1,429,581,847

Fixed Contract 7.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55%(a)(c)	$120,958,968	120,958,968

Total Fixed Contract (cost $120,958,968)		120,958,968

Total Investments (cost $1,460,669,188) (d) — 100.0%		1,550,540,815

Liabilities in excess of other assets — 0.0%†		(380,990)

NET ASSETS — 100.0%		$1,550,159,825

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,506,806,715, tax unrealized appreciation and depreciation were $76,647,945 and $(32,913,845), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$120,958,968	$—	$120,958,968
Mutual Funds	1,429,581,847	—	—	1,429,581,847

Total	$1,429,581,847	$120,958,968	$—	$1,550,540,815

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

Mutual Funds 97.7%

	Shares	Market Value
Equity Funds 80.5%
Nationwide International Index Fund, Institutional Class(a)	66,822,480	$432,341,443
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	14,237,187	202,879,919
Nationwide S&P 500 Index Fund, Institutional Class(a)	52,287,378	601,304,851
Nationwide Small Cap Index Fund, Institutional Class(a)	11,662,536	136,451,666

Total Equity Funds (cost $1,350,212,030)		1,372,977,879

Fixed Income Funds 17.2%
Nationwide Bond Index Fund, Institutional Class(a)	21,056,440	251,203,329
Nationwide Enhanced Income Fund, Institutional Class(a)	4,609,966	41,259,193

Total Fixed Income Funds (cost $276,973,698)		292,462,522

Total Mutual Funds (cost $1,627,185,728)		1,665,440,401

Fixed Contract 2.4%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55%(a)(b)	$41,330,804	41,330,804

Total Fixed Contract (cost $41,330,804)		41,330,804

Total Investments
(cost $1,668,516,532) (c) — 100.1%		1,706,771,205
Liabilities in excess of other assets — (0.1)%		(979,013)

NET ASSETS — 100.0%		$1,705,792,192

(a)	Investment in affiliate.
(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(c)	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,725,327,858, tax unrealized appreciation and depreciation were $74,691,011 and $(93,247,664), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$41,330,804	$—	$41,330,804
Mutual Funds	1,665,440,401	—	—	1,665,440,401

Total	$1,665,440,401	$41,330,804	$—	$1,706,771,205

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

Mutual Funds 86.3%

	Shares	Market Value
Equity Funds 40.8%
Nationwide International Index Fund, Institutional Class(a)	8,458,159	$54,724,290
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	2,253,339	32,110,075
Nationwide S&P 500 Index Fund, Institutional Class(a)	10,400,760	119,608,739
Nationwide Small Cap Index Fund, Institutional Class(a)	922,741	10,796,067

Total Equity Funds (cost $188,018,054)		217,239,171

Fixed Income Funds 42.6%
Nationwide Bond Index Fund, Institutional Class(a)	14,655,607	174,841,395
Nationwide Enhanced Income Fund, Institutional Class(a)	5,834,605	52,219,713

Total Fixed Income Funds (cost $217,013,491)		227,061,108

Money Market Fund 2.9%
Nationwide Money Market Fund, Institutional Class, 0.00%*(a)(b)	15,619,878	15,619,878

Total Money Market Fund (cost $15,619,878)		15,619,878

Total Mutual Funds (cost $420,651,423)		459,920,157

Fixed Contract 13.8%

	Principal Amount	Market Value
Nationwide Fixed Contract, 3.55%(a)(c)	$73,235,049	73,235,049

Total Fixed Contract (cost $73,235,049)		73,235,049

Total Investments (cost $493,886,472) (d) — 100.1%		533,155,206
Liabilities in excess of other assets — (0.1)%		(278,546)

NET ASSETS — 100.0%		$532,876,660

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2012.
(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.
(d)	At July 31, 2012, the tax basis cost of the Fund’s investments was $512,393,999, tax unrealized appreciation and depreciation were $21,833,966 and $(1,072,759), respectively.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Fixed Contract	$—	$73,235,049	$—	$73,235,049
Mutual Funds	459,920,157	—	—	459,920,157

Total	$459,920,157	$73,235,049	$—	$533,155,206

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks 97.7%
	Shares	Market Value
Aerospace & Defense 1.2%
Alliant Techsystems, Inc.	27,128	$1,256,569
BE Aerospace, Inc.*	85,073	3,337,414
Esterline Technologies Corp.*	25,227	1,481,329
Exelis, Inc.	152,780	1,436,132
Huntington Ingalls Industries, Inc.*	40,495	1,578,900
Triumph Group, Inc.	40,796	2,550,974

		11,641,318

Air Freight & Logistics 0.1%
UTi Worldwide, Inc.	84,790	1,123,467

Airlines 0.3%
Alaska Air Group, Inc.*	58,213	2,028,723
JetBlue Airways Corp.*	186,934	1,030,006

		3,058,729

Auto Components 0.2%
Gentex Corp.	118,077	1,890,413

Automobiles 0.1%
Thor Industries, Inc.	34,730	997,793

Biotechnology 2.1%
Regeneron Pharmaceuticals, Inc.*	63,862	8,599,018
United Therapeutics Corp.*	43,956	2,407,910
Vertex Pharmaceuticals, Inc.*	172,805	8,382,771

		19,389,699

Building Products 0.5%
Fortune Brands Home & Security, Inc.*	130,697	2,891,017
Lennox International, Inc.	41,728	1,822,262

		4,713,279

Capital Markets 2.1%
Affiliated Managers Group, Inc.*	42,412	4,732,755
Apollo Investment Corp.	166,125	1,275,840
Eaton Vance Corp.(a)	94,619	2,510,242
Greenhill & Co., Inc.(a)	23,796	945,177
Janus Capital Group, Inc.(a)	154,340	1,115,879
Jefferies Group, Inc.	123,078	1,543,398
Raymond James Financial, Inc.	91,405	3,073,036
SEI Investments Co.	117,851	2,496,084
Waddell & Reed Financial, Inc., Class A	70,690	2,056,372

		19,748,783

Chemicals 3.0%
Albemarle Corp.	73,022	4,251,341
Ashland, Inc.	64,245	4,522,205
Cabot Corp.	51,910	2,024,490
Cytec Industries, Inc.	37,652	2,317,857
Intrepid Potash, Inc.*	43,149	1,007,098
Minerals Technologies, Inc.	14,533	929,240
NewMarket Corp.	8,671	1,993,289
Olin Corp.	65,579	1,327,319
RPM International, Inc.	107,686	2,853,679
Scotts Miracle-Gro Co. (The), Class A(a)	35,514	1,417,009
Sensient Technologies Corp.	40,875	1,449,019
Valspar Corp.	74,683	3,749,087

		27,841,633

Commercial Banks 4.0%
Associated Banc-Corp.	142,416	1,778,776
BancorpSouth, Inc.	67,295	975,105
Bank of Hawaii Corp.	37,274	1,741,069
Cathay General Bancorp	64,447	1,043,397
City National Corp.	38,404	1,892,549
Commerce Bancshares, Inc.	64,456	2,538,277
Cullen/Frost Bankers, Inc.	50,250	2,779,328
East West Bancorp, Inc.	117,953	2,571,375
First Niagara Financial Group, Inc.	288,746	2,188,695
FirstMerit Corp.	89,782	1,454,468
Fulton Financial Corp.	164,403	1,510,864
Hancock Holding Co.	69,408	2,115,556
International Bancshares Corp.	43,501	797,373
Prosperity Bancshares, Inc.	35,762	1,450,864
Signature Bank*	37,804	2,438,358
SVB Financial Group*	36,202	2,092,838
Synovus Financial Corp.(a)	620,285	1,178,541
TCF Financial Corp.	132,789	1,371,710
Trustmark Corp.	53,029	1,282,241
Valley National Bancorp(a)	161,503	1,501,978
Webster Financial Corp.	60,435	1,240,126
Westamerica Bancorporation(a)	22,816	1,049,536

		36,993,024

Commercial Services & Supplies 1.7%
Brink’s Co. (The)	38,697	897,770
Clean Harbors, Inc.*	38,838	2,351,253
Copart, Inc.*	85,469	2,030,744
Corrections Corp. of America	81,852	2,543,960
Deluxe Corp.	41,751	1,182,388
Herman Miller, Inc.	47,760	874,008
HNI Corp.	37,283	990,609
Mine Safety Appliances Co.	25,379	871,007
Rollins, Inc.	52,888	1,247,099
Waste Connections, Inc.	100,998	3,107,709

		16,096,547

Communications Equipment 0.9%
ADTRAN, Inc.	52,169	1,125,807
Ciena Corp.*(a)	81,186	1,301,412
Plantronics, Inc.	34,807	1,142,366
Polycom, Inc.*	145,979	1,275,856

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)
	Shares	Market Value
Communications Equipment (continued)
Riverbed Technology, Inc.*	129,797	$2,289,619
Tellabs, Inc.	299,852	986,513

		8,121,573

Computers & Peripherals 0.6%
Diebold, Inc.	51,572	1,668,354
NCR Corp.*	129,937	3,030,131
QLogic Corp.*	79,791	920,788

		5,619,273

Construction & Engineering 1.0%
AECOM Technology Corp.*	92,887	1,505,698
Granite Construction, Inc.	28,516	738,565
KBR, Inc.	121,509	3,188,396
Shaw Group, Inc. (The)*	53,973	2,102,248
URS Corp.	63,003	2,209,515

		9,744,422

Construction Materials 0.3%
Martin Marietta Materials, Inc.(a)	37,358	2,807,080

Containers & Packaging 1.5%
AptarGroup, Inc.	54,507	2,725,895
Greif, Inc., Class A	25,144	1,087,730
Packaging Corp. of America	80,275	2,471,667
Rock-Tenn Co., Class A	57,869	3,369,133
Silgan Holdings, Inc.	40,528	1,670,159
Sonoco Products Co.	82,354	2,496,150

		13,820,734

Distributors 0.5%
LKQ Corp.*	120,700	4,264,331

Diversified Consumer Services 0.7%
ITT Educational Services, Inc.*(a)	15,380	597,052
Matthews International Corp., Class A	23,130	670,770
Regis Corp.(a)	47,131	797,456
Service Corp. International	178,291	2,291,039
Sotheby’s(a)	55,465	1,627,898
Strayer Education, Inc.(a)	9,714	705,819

		6,690,034

Diversified Financial Services 0.6%
CBOE Holdings, Inc.	71,601	2,040,628
MSCI, Inc., Class A*	99,517	3,298,989

		5,339,617

Diversified Telecommunication Services 0.3%
tw telecom, inc.*	123,228	3,096,720

Electric Utilities 2.3%
Cleco Corp.	49,879	2,182,705
Great Plains Energy, Inc.	125,250	2,778,045
Hawaiian Electric Industries, Inc.	79,094	2,253,388
IDACORP, Inc.	41,017	1,730,917
NV Energy, Inc.	193,226	3,534,104
OGE Energy Corp.	80,722	4,287,146
PNM Resources, Inc.	65,220	1,356,576
Westar Energy, Inc.	103,311	3,157,184

		21,280,065

Electrical Equipment 1.6%
Acuity Brands, Inc.	34,668	2,008,664
AMETEK, Inc.	197,404	6,119,524
General Cable Corp.*	40,749	1,064,771
Hubbell, Inc., Class B	48,492	3,989,922
Regal-Beloit Corp.	34,091	2,194,438

		15,377,319

Electronic Equipment, Instruments & Components 2.1%
Arrow Electronics, Inc.*	91,511	3,088,496
Avnet, Inc.*	118,763	3,741,035
Ingram Micro, Inc., Class A*	124,728	1,869,673
Itron, Inc.*	32,718	1,275,020
National Instruments Corp.	76,311	1,971,876
Tech Data Corp.*	32,663	1,636,416
Trimble Navigation Ltd.*	102,418	4,533,021
Vishay Intertechnology, Inc.*	117,278	1,157,534

		19,273,071

Energy Equipment & Services 2.7%
Atwood Oceanics, Inc.*	46,559	2,073,272
CARBO Ceramics, Inc.(a)	16,255	1,043,246
Dresser-Rand Group, Inc.*	61,929	2,880,318
Dril-Quip, Inc.*	28,300	2,074,673
Helix Energy Solutions Group, Inc.*	86,497	1,546,566
Oceaneering International, Inc.	88,673	4,583,507
Oil States International, Inc.*	42,286	3,074,192
Patterson-UTI Energy, Inc.	127,826	1,978,747
Superior Energy Services, Inc.*	128,984	2,795,083
Tidewater, Inc.	41,964	2,038,192
Unit Corp.*	34,197	1,359,673

		25,447,469

Food & Staples Retailing 0.2%
Harris Teeter Supermarkets, Inc.	40,362	1,668,565
SUPERVALU, Inc.(a)	173,800	429,286

		2,097,851

Food Products 1.8%
Flowers Foods, Inc.	92,358	1,973,691
Green Mountain Coffee Roasters, Inc.*(a)	106,844	1,950,971
Hillshire Brands Co.	97,938	2,508,192
Ingredion, Inc.	62,492	3,244,585
Lancaster Colony Corp.(a)	16,307	1,129,912
Post Holdings, Inc.*	22,534	667,006
Ralcorp Holdings, Inc.*	45,206	2,697,442
Smithfield Foods, Inc.*	131,876	2,439,706

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.
2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)
	Shares	Market Value
Food Products (continued)
Tootsie Roll Industries, Inc.(a)	20,815	$509,551

		17,121,056

Gas Utilities 1.4%
Atmos Energy Corp.	73,713	2,642,611
National Fuel Gas Co.	68,134	3,334,478
Questar Corp.	145,901	2,969,085
UGI Corp.	91,984	2,819,310
WGL Holdings, Inc.	42,195	1,706,788

		13,472,272

Health Care Equipment & Supplies 2.7%
Cooper Cos., Inc. (The)	38,773	2,918,056
Gen-Probe, Inc.*	37,326	3,086,487
Hill-Rom Holdings, Inc.	50,808	1,328,629
Hologic, Inc.*	216,624	4,011,876
IDEXX Laboratories, Inc.*(a)	45,062	3,973,116
Masimo Corp.*	46,947	1,051,613
ResMed, Inc.*(a)	116,882	3,688,796
STERIS Corp.	47,330	1,426,053
Teleflex, Inc.	33,416	2,129,936
Thoratec Corp.*	48,038	1,648,184

		25,262,746

Health Care Providers & Services 3.7%
AMERIGROUP Corp.*	39,711	3,569,225
Community Health Systems, Inc.*	74,436	1,831,870
Health Management Associates, Inc., Class A*	209,882	1,381,024
Health Net, Inc.*	68,193	1,501,610
Henry Schein, Inc.*	73,577	5,504,295
HMS Holdings Corp.*	70,384	2,421,913
LifePoint Hospitals, Inc.*	39,929	1,522,093
Lincare Holdings, Inc.	70,706	2,927,228
MEDNAX, Inc.*	40,283	2,663,915
Omnicare, Inc.	92,500	2,905,425
Owens & Minor, Inc.(a)	52,016	1,467,371
Universal Health Services, Inc., Class B	79,274	3,098,028
VCA Antech, Inc.*	71,644	1,303,921
WellCare Health Plans, Inc.*	35,279	2,286,785

		34,384,703

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*	156,302	1,437,978

Hotels, Restaurants & Leisure 1.5%
Bally Technologies, Inc.*	35,291	1,542,570
Bob Evans Farms, Inc.	23,861	919,126
Brinker International, Inc.	62,457	2,024,231
Cheesecake Factory, Inc. (The)*	44,222	1,482,322
International Speedway Corp., Class A	23,060	591,258
Life Time Fitness, Inc.*(a)	35,098	1,593,800
Panera Bread Co., Class A*	24,345	3,834,094
Scientific Games Corp., Class A*	46,980	397,451
Wendy’s Co. (The)	242,875	1,114,796
WMS Industries, Inc.*	45,390	833,814

		14,333,462

Household Durables 1.6%
KB Home(a)	60,698	560,849
M.D.C. Holdings, Inc.(a)	31,271	996,294
Mohawk Industries, Inc.*	46,871	3,113,641
NVR, Inc.*	4,149	3,211,243
Tempur-Pedic International, Inc.*(a)	52,008	1,481,708
Toll Brothers, Inc.*	120,129	3,504,163
Tupperware Brands Corp.	45,780	2,399,788

		15,267,686

Household Products 1.1%
Church & Dwight Co., Inc.	113,725	6,551,697
Energizer Holdings, Inc.*	53,537	4,163,573

		10,715,270

Industrial Conglomerates 0.3%
Carlisle Cos., Inc.	50,864	2,568,123

Information Technology Services 3.4%
Acxiom Corp.*	63,665	1,067,662
Alliance Data Systems Corp.*(a)	41,228	5,359,640
Broadridge Financial Solutions, Inc.	102,260	2,164,844
Convergys Corp.	95,531	1,408,127
CoreLogic, Inc.*	87,454	2,011,442
DST Systems, Inc.	27,974	1,507,799
Gartner, Inc.*	76,374	3,390,242
Global Payments, Inc.	64,321	2,754,225
Jack Henry & Associates, Inc.	71,485	2,482,674
Lender Processing Services, Inc.	69,197	1,707,090
Mantech International Corp., Class A(a)	18,660	409,214
NeuStar, Inc., Class A*	54,767	1,939,300
VeriFone Systems, Inc.*	88,128	3,198,165
Wright Express Corp.*	31,819	2,048,507

		31,448,931

Insurance 4.4%
Alleghany Corp.*	11,920	4,122,055
American Financial Group, Inc.	61,875	2,333,306
Arthur J. Gallagher & Co.	96,858	3,436,522
Aspen Insurance Holdings Ltd.	58,557	1,682,928
Brown & Brown, Inc.	95,025	2,398,431
Everest Re Group Ltd.	43,185	4,391,915
Fidelity National Financial, Inc., Class A	182,421	3,396,679
First American Financial Corp.	86,922	1,592,411
Hanover Insurance Group, Inc. (The)	36,876	1,293,241
HCC Insurance Holdings, Inc.	82,657	2,532,610
Kemper Corp.	40,589	1,328,072
Mercury General Corp.	28,430	1,029,735
Old Republic International Corp.	212,431	1,712,194
Protective Life Corp.	66,325	1,851,131
Reinsurance Group of America, Inc.	60,352	3,359,796
StanCorp Financial Group, Inc.	36,335	1,081,330

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)
	Shares	Market Value
Insurance (continued)
W.R. Berkley Corp.	91,737	$3,360,326

		40,902,682

Internet & Catalog Retail 0.1%
HSN, Inc.	32,088	1,359,248

Internet Software & Services 1.6%
AOL, Inc.*	76,563	2,439,297
Equinix, Inc.*	39,362	7,013,521
Monster Worldwide, Inc.*	99,386	720,549
Rackspace Hosting, Inc.*	87,425	3,836,209
ValueClick, Inc.*	66,030	1,037,331

		15,046,907

Leisure Equipment & Products 0.5%
Polaris Industries, Inc.	56,233	4,226,472

Life Sciences Tools & Services 1.2%
Bio-Rad Laboratories, Inc., Class A*	16,188	1,557,447
Charles River Laboratories International, Inc.*	40,117	1,365,182
Covance, Inc.*	45,405	2,131,311
Mettler-Toledo International, Inc.*	25,748	3,985,790
Techne Corp.	30,152	2,082,900

		11,122,630

Machinery 5.3%
AGCO Corp.*	79,598	3,489,576
CLARCOR, Inc.	41,136	1,988,926
Crane Co.	40,449	1,577,511
Donaldson Co., Inc.	121,927	4,161,369
Gardner Denver, Inc.	41,002	2,336,294
Graco, Inc.	49,491	2,270,647
Harsco Corp.	65,941	1,401,246
IDEX Corp.	68,791	2,624,377
ITT Corp.	75,307	1,411,253
Kennametal, Inc.	65,539	2,418,389
Lincoln Electric Holdings, Inc.	68,530	2,732,976
Nordson Corp.	46,338	2,375,286
Oshkosh Corp.*	75,034	1,689,766
Pentair, Inc.	81,096	3,554,438
SPX Corp.	41,473	2,518,241
Terex Corp.*	90,393	1,762,663
Timken Co.	68,734	2,488,171
Trinity Industries, Inc.	65,717	1,840,076
Valmont Industries, Inc.	18,475	2,288,683
Wabtec Corp.	39,440	3,122,859
Woodward, Inc.	49,255	1,653,490

		49,706,237

Marine 0.4%
Kirby Corp.*	45,748	2,414,122
Matson, Inc.	34,550	848,548

		3,262,670

Media 1.2%
AMC Networks, Inc., Class A*	46,990	2,037,486
Cinemark Holdings, Inc.	83,664	1,956,064
DreamWorks Animation SKG, Inc., Class A*(a)	58,494	1,123,085
John Wiley & Sons, Inc., Class A	38,242	1,822,231
Lamar Advertising Co., Class A*(a)	48,099	1,459,805
Meredith Corp.(a)	30,468	1,006,663
New York Times Co. (The), Class A*(a)	99,403	770,373
Scholastic Corp.(a)	20,658	622,426
Valassis Communications, Inc.*(a)	35,456	799,533

		11,597,666

Metals & Mining 1.6%
Carpenter Technology Corp.	36,003	1,723,104
Commercial Metals Co.	94,950	1,223,905
Compass Minerals International, Inc.(a)	27,078	1,958,822
Reliance Steel & Aluminum Co.	61,518	3,166,947
Royal Gold, Inc.	48,839	3,696,136
Steel Dynamics, Inc.	179,380	2,312,208
Worthington Industries, Inc.	43,523	944,449

		15,025,571

Multiline Retail 0.1%
Saks, Inc.*(a)	130,377	1,359,832

Multi-Utilities 1.2%
Alliant Energy Corp.	90,850	4,243,604
Black Hills Corp.	36,100	1,149,785
MDU Resources Group, Inc.	154,606	3,461,628
Vectren Corp.	67,133	2,003,920

		10,858,937

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	42,460	1,466,568

Oil, Gas & Consumable Fuels 3.0%
Arch Coal, Inc.(a)	173,827	1,253,293
Bill Barrett Corp.*	39,392	829,596
Cimarex Energy Co.	70,182	3,978,618
Energen Corp.	59,054	3,024,155
Forest Oil Corp.*(a)	96,432	660,559
HollyFrontier Corp.	169,317	6,330,763
Northern Oil and Gas, Inc.*(a)	52,002	819,552
Plains Exploration & Production Co.*	105,537	4,217,258
Quicksilver Resources, Inc.*(a)	100,897	456,054
Rosetta Resources, Inc.*	43,360	1,808,979
SM Energy Co.	52,528	2,473,543
World Fuel Services Corp.	58,859	2,383,201

		28,235,571

Paper & Forest Products 0.4%
Domtar Corp.	29,589	2,185,444
Louisiana-Pacific Corp.*	112,600	1,162,032

		3,347,476

Pharmaceuticals 0.5%
Endo Health Solutions, Inc.*	95,950	2,852,594
Medicis Pharmaceutical Corp., Class A	48,711	1,603,566

		4,456,160

Professional Services 0.8%
Corporate Executive Board Co. (The)	27,438	1,265,715
FTI Consulting, Inc.*	34,371	877,491

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)
	Shares	Market Value
Professional Services (continued)
Korn/Ferry International*	39,154	$515,267
Manpower, Inc.	65,657	2,336,076
Towers Watson & Co., Class A	41,730	2,446,630

		7,441,179

Real Estate Investment Trusts (REITs) 9.8%
Alexandria Real Estate Equities, Inc.	50,832	3,735,135
American Campus Communities, Inc.	73,389	3,497,720
BioMed Realty Trust, Inc.	126,221	2,372,955
BRE Properties, Inc.	62,797	3,308,146
Camden Property Trust	65,736	4,687,634
Corporate Office Properties Trust	58,983	1,312,962
Duke Realty Corp.	218,156	3,154,536
Equity One, Inc.	48,864	1,059,860
Essex Property Trust, Inc.	28,832	4,537,004
Federal Realty Investment Trust	52,330	5,686,178
Highwoods Properties, Inc.	60,490	2,048,796
Home Properties, Inc.	39,843	2,614,099
Hospitality Properties Trust	101,162	2,455,202
Liberty Property Trust	96,070	3,486,380
Macerich Co. (The)	108,534	6,339,471
Mack-Cali Realty Corp.	71,903	1,926,281
National Retail Properties, Inc.	87,619	2,584,760
Omega Healthcare Investors, Inc.	86,628	2,099,863
Potlatch Corp.	33,024	1,142,961
Rayonier, Inc.	99,854	4,762,037
Realty Income Corp.(a)	109,228	4,500,194
Regency Centers Corp.	73,631	3,523,243
Senior Housing Properties Trust	143,010	3,253,477
SL Green Realty Corp.	73,387	5,779,226
Taubman Centers, Inc.	48,117	3,730,030
UDR, Inc.	205,054	5,456,487
Weingarten Realty Investors	99,229	2,667,276

		91,721,913

Real Estate Management & Development 0.4%
Alexander & Baldwin, Inc.*	34,550	1,106,982
Jones Lang LaSalle, Inc.	35,818	2,388,702

		3,495,684

Road & Rail 1.6%
Con-way, Inc.	45,696	1,627,692
J.B. Hunt Transport Services, Inc.	73,815	4,061,301
Kansas City Southern	90,052	6,555,786
Landstar System, Inc.	38,442	1,899,419
Werner Enterprises, Inc.	36,390	839,881

		14,984,079

Semiconductors & Semiconductor Equipment 1.9%
Atmel Corp.*	363,346	2,129,207
Cree, Inc.*(a)	94,675	2,267,466
Cypress Semiconductor Corp.*	124,723	1,333,289
Fairchild Semiconductor International, Inc.*	104,219	1,444,475
Integrated Device Technology, Inc.*	116,497	587,145
International Rectifier Corp.*	56,651	965,333
Intersil Corp., Class A	104,349	961,054
MEMC Electronic Materials, Inc.*(a)	194,913	374,233
RF Micro Devices, Inc.*	227,745	883,651
Semtech Corp.*	53,646	1,281,603
Silicon Laboratories, Inc.*	35,107	1,297,204
Skyworks Solutions, Inc.*	155,277	4,492,164

		18,016,824

Software 4.5%
ACI Worldwide, Inc.*	32,552	1,432,614
Advent Software, Inc.*	25,794	587,071
ANSYS, Inc.*	76,264	4,572,789
Cadence Design Systems, Inc.*	224,866	2,747,862
Compuware Corp.*	178,333	1,642,447
Concur Technologies, Inc.*	38,566	2,604,748
FactSet Research Systems, Inc.(a)	36,776	3,418,697
Fair Isaac Corp.	28,726	1,243,549
Informatica Corp.*	88,634	2,615,589
Mentor Graphics Corp.*	76,373	1,166,979
MICROS Systems, Inc.*	65,779	3,140,289
Parametric Technology Corp.*	97,763	2,105,815
Quest Software, Inc.*	46,454	1,297,925

Software (continued)
Rovi Corp.*	90,862	1,215,734
SolarWinds, Inc.*	44,248	2,362,401
Solera Holdings, Inc.	56,893	2,221,672
Synopsys, Inc.*	120,431	3,647,855
TIBCO Software, Inc.*	135,054	3,793,667

		41,817,703

Specialty Retail 5.0%
Aaron’s, Inc.	62,264	1,826,203
Advance Auto Parts, Inc.	60,190	4,222,328
Aeropostale, Inc.*	66,540	1,312,169
American Eagle Outfitters, Inc.	160,451	3,340,590
Ann, Inc.*	39,945	1,081,710
Ascena Retail Group, Inc.*	110,935	2,034,548
Barnes & Noble, Inc.*(a)	32,774	434,911
Chico’s FAS, Inc.	137,294	2,103,344
Collective Brands, Inc.*	50,208	1,080,476
Dick’s Sporting Goods, Inc.	77,376	3,800,709
Foot Locker, Inc.	124,103	4,097,881
Guess?, Inc.	52,869	1,591,357
Office Depot, Inc.*(a)	232,413	413,695
PetSmart, Inc.	88,747	5,867,064
RadioShack Corp.(a)	83,503	242,994
Rent-A-Center, Inc.	48,646	1,729,852
Signet Jewelers Ltd.	69,680	3,060,346
Tractor Supply Co.	58,994	5,360,785
Williams-Sonoma, Inc.	81,852	2,844,357

		46,445,319

Textiles, Apparel & Luxury Goods 1.6%
Carter’s, Inc.*	41,984	2,127,329
Deckers Outdoor Corp.*(a)	31,509	1,314,240
Hanesbrands, Inc.*	79,878	2,397,938
PVH Corp.	57,632	4,577,710
Under Armour, Inc., Class A*(a)	60,612	3,299,717
Warnaco Group, Inc. (The)*	33,603	1,433,504

		15,150,438

Thrifts & Mortgage Finance 0.7%
Astoria Financial Corp.(a)	68,521	645,468
New York Community Bancorp, Inc.(a)	359,534	4,666,751

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

Common Stocks (continued)
	Shares	Market Value
Washington Federal, Inc.	87,508	1,394,003

		6,706,222

Tobacco 0.1%
Universal Corp.	19,043	867,218

Trading Companies & Distributors 0.8%
GATX Corp.	38,319	1,612,080
MSC Industrial Direct Co., Inc., Class A	37,821	2,599,437
United Rentals, Inc.*	69,072	1,996,872
Watsco, Inc.	24,217	$1,645,303

		7,853,692

Water Utilities 0.3%
Aqua America, Inc.(a)	113,886	2,920,037

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	79,096	1,916,496

Total Common Stocks (cost $834,375,737)		913,797,902

Mutual Fund 2.5%
	Shares	Market Value
Money Market Fund 2.5%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22% (b)	23,174,052	23,174,052

Total Mutual Fund (cost $23,174,052)		23,174,052

Repurchase Agreement 6.8%
	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.17%, dated 07/31/12, due 08/01/12, repurchase price $63,533,736, collateralized by U.S. Government Treasury Securities ranging from 0.25% - 0.38%, maturing on 03/15/15 - 05/15/15; total market value $64,804,183. (c)	$63,533,436	63,533,436

Total Repurchase Agreement (cost $63,533,436)		63,533,436

Total Investments (cost $921,083,225) (d) — 107.0%		1,000,505,390
Liabilities in excess of other assets — (7.0%)		(65,305,451)

NET ASSETS — 100.0%		$935,199,939

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $61,394,498.
(b)	Represents 7-day effective yield as of July 31, 2012.
(c)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2012 was $63,533,436.
(d)	At July 31, 2012, the tax basis cost of the Fund’s investments was $938,598,191, tax unrealized appreciation and depreciation were $148,957,706 and $(87,050,507), respectively.

LLC	Limited Liability Company
Ltd.	Limited
REIT	Real Estate Investment Trust

At July 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
269	S&P MID 400 E-Mini	09/21/12	$25,248,340	$608,370

At July 31, 2012, the Fund had $1,452,600 segregated as collateral with the broker for open futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Mid Cap Market Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$913,797,902	$—	$—	$913,797,902
Futures Contracts	608,370	—	—	608,370
Mutual Fund	23,174,052	—	—	23,174,052
Repurchase Agreement	—	63,533,436	—	63,533,436

Total	$937,580,324	$63,533,436	$—	$1,001,113,760

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2012

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized appreciation from futures contracts	$608,370

Total		$608,370

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Money Market Fund

Asset-Backed Securities 3.9%

	Principal Amount	Market Value
Finance-Automotive 1.1%
Ally Auto Receivables Trust, Series 2012-2, Class A1, 0.31%, 03/15/13	$5,496,256	$5,496,256
CarMax Auto Owner Trust, Series 2012-2, Class A1, 0.29%, 06/17/13	5,568,044	5,568,044
Santander Drive Auto Receivables Trust, Series 2012-4, Class A1, 0.43%, 07/15/13	5,000,000	5,000,000

		16,064,300

Finance-Retail 1.4%
Arkle Master Issuer PLC, Series 2012-1A, Class 1A, 0.45%, 02/17/13(a)(b)	5,000,000	5,000,000
Fosse Master Issuer PLC, Series 2012-1A, Class 1A1, 0.43%, 04/18/13(a)(b)	5,000,000	5,000,000
Gracechurch Mortgage Financing PLC, Series 2011-1A, Class 1A, 0.45%, 11/20/12(a)(b)	7,000,000	7,000,000
Holmes Master Issuer PLC, Series 2012-1A, Class A1, 0.45%, 01/15/13(a)(b)	5,000,000	5,000,000

		22,000,000

Other Asset-Backed Securities 1.4%
GE Equipment Transportation LLC, Series 2012-1, Class A1, 0.39%, 03/22/13	4,583,778	4,583,778
MMAF Equipment Finance LLC, Series 2012-AA, Class A1, 0.35%, 07/10/13(b)	17,439,301	17,439,301

		22,023,079

Total Asset-Backed Securities (cost $60,087,379)		60,087,379

Certificates of Deposit 15.1%

	Principal Amount	Market Value
Banking 15.1%
Bank of Montreal, 0.40%, 10/09/12(a)	$20,000,000	$20,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.36%, 09/06/12	20,000,000	20,000,000
0.35%, 10/19/12	23,000,000	22,999,496
Barclays Bank PLC, 0.33%, 10/30/12	10,000,000	10,000,000
Deutsche Bank AG
0.44%, 08/17/12	25,000,000	25,000,000
0.44%, 08/22/12	25,000,000	25,000,000
0.38%, 11/05/12	15,000,000	15,000,000
Royal Bank of Canada, Montreal
0.50%, 09/26/12	10,000,000	10,000,000
0.57%, 10/11/12	15,000,000	15,000,000
0.54%, 02/06/13(a)	10,000,000	10,000,000
0.49%, 05/22/13(a)	44,000,000	44,000,000
Societe Generale, Paris, 0.51%, 08/02/12	10,000,000	10,000,000
Toronto Dominion Bank, 0.45%, 07/26/13(a)	5,000,000	5,000,000

		231,999,496

Total Certificates of Deposit (cost $231,999,496)		231,999,496

Commercial Paper 50.3%

	Principal Amount	Market Value
Banking 0.3%
ING (U.S.) Funding LLC, 0.37%, 09/10/12	$5,000,000	$4,997,945

Chemicals 5.9%
BASF SE
0.19%, 08/02/12(b)	21,000,000	20,999,889
0.21%, 08/13/12(b)	10,600,000	10,599,258
0.23%, 09/04/12(b)	15,000,000	14,996,742
Du Pont (E.I.) de Nemours & Co., 0.22%, 08/21/12(b)	43,500,000	43,494,683

		90,090,572

Finance-Automotive 9.2%
FCAR Owner Trust
0.24%, 08/10/12	30,700,000	30,698,158
0.24%, 09/10/12	17,600,000	17,595,306
0.50%, 09/21/12	15,000,000	14,989,375
0.42%, 01/15/13	13,000,000	12,974,672
Toyota Motor Credit Corp.
0.38%, 11/05/12	15,000,000	14,984,800
0.40%, 11/13/12	18,000,000	17,979,200
0.41%, 11/14/12	20,000,000	19,976,083
0.35%, 12/07/12	12,000,000	11,985,067

		141,182,661

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Money Market Fund

Finance-Commercial 9.4%
Atlantic Asset Securitization LLC, 0.45%, 08/20/12(b)	46,000,000	45,989,075
Fairway Finance LLC, 0.29%, 12/17/12(a)(b)	20,000,000	20,000,000
General Electric Capital Corp., 0.35%, 11/19/12	28,000,000	27,970,056
Market Street Funding LLC
0.23%, 08/23/12(b)	40,000,000	39,994,378
0.23%, 08/29/12(b)	10,000,000	9,998,211

		143,951,720

Finance-Retail 21.6%
Alpine Securitization Corp., 0.33%, 09/11/12(b)	25,000,000	24,990,604
Barton Capital LLC, 0.40%, 08/29/12(b)	46,000,000	45,985,689
Chariot Funding LLC
0.18%, 08/01/12(b)	40,000,000	40,000,000
0.21%, 09/18/12(b)	32,000,000	31,991,040
Jupiter Securitization Co. LLC
0.21%, 09/25/12(b)	25,000,000	24,991,979
0.22%, 10/25/12(b)	35,000,000	34,981,820
Salisbury Receivables Co. LLC
0.29%, 08/23/12(b)	11,000,000	10,998,051
0.30%, 08/24/12(b)	25,000,000	24,995,208
0.30%, 09/05/12(b)	16,000,000	15,995,333
Windmill Funding Corp.
0.44%, 08/06/12(b)	40,000,000	39,997,556
0.44%, 08/16/12(b)	19,400,000	19,396,443
0.39%, 08/28/12(b)	17,500,000	17,494,881

		331,818,604

Food & Beverage 0.7%
Archer-Daniels-Midland Co., 0.20%, 08/06/12	10,000,000	10,000,000

Pharmaceuticals and Health Care 3.2%
Sanofi-Aventis SA, 0.21%, 09/28/12(b)	50,000,000	49,983,083

Total Commercial Paper (cost $772,024,585)		772,024,585

Corporate Bonds 3.7%

	Principal Amount	Market Value
Banking 1.0%
Wells Fargo Bank NA, 0.54%, 07/19/13(a)	$15,000,000	$15,000,000

Finance-Commercial 1.7%
General Electric Capital Corp.
5.25%, 10/19/12	16,049,000	16,214,276
4.80%, 05/01/13	10,000,000	10,301,710

		26,515,986

Insurance 1.0%
Metropolitan Life Insurance Co., 0.72%, 02/14/13(a)(c)	15,000,000	15,000,000

Total Corporate Bonds (cost $56,515,986)		56,515,986

Municipal Bonds 5.9%

	Principal Amount	Market Value
Illinois 1.3%
Illinois State, 0.40%, 08/01/12(a)(b)	20,000,000	20,000,000

Other Territories 4.6%
BlackRock Investment Quality Municipal Trust, Inc., 0.32%, 08/01/12(a)(b)	32,100,000	32,100,000
BlackRock MuniYield Investment Quality Fund, 0.32%, 08/01/12(a)(b)	38,405,000	38,405,000

		70,505,000

Total Municipal Bonds (cost $90,505,000)		90,505,000

U.S. Government Sponsored & Agency Obligations 1.3%

	Principal Amount	Market Value
Government Agency Securities 1.3%
Federal Home Loan Banks
0.13%, 08/16/12	10,000,000	9,999,804
0.30%, 05/28/13	10,000,000	10,000,000

Total U.S. Government Sponsored & Agency Obligations (cost $19,999,804)		19,999,804

Mutual Fund 5.3%

	Shares	Market Value
Asset Management 5.3%
Federated Prime Obligations Fund, Institutional Shares, 0.17% (d)	80,974,914	$80,974,914

Total Mutual Fund (cost $80,974,914)		80,974,914

U.S. Treasury Notes 8.0%

	Principal Amount	Market Value
U.S. Treasury Notes
0.38%, 09/30/12	$20,000,000	20,008,982
0.50%, 11/30/12	25,000,000	25,029,549
1.38%, 01/15/13	47,000,000	47,249,037
1.75%, 04/15/13	30,000,000	30,316,204

Total U.S. Treasury Notes (cost $122,603,772)		122,603,772

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Money Market Fund

Repurchase Agreement 6.8%

	Principal Amount	Market Value
RBS Securities, Inc., 0.17%, dated 07/31/12, due 08/01/12, repurchase price $104,102,492, collateralized by a U.S. Government Treasury Security, 1.00%, maturing 06/30/19; total market value $106,185,573.	104,102,000	104,102,000

Total Repurchase Agreement (cost $104,102,000)		104,102,000

Total Investments (cost $1,538,812,936) (e) — 100.3%		1,538,812,936
Liabilities in excess of other assets — (0.3)%		(3,850,549)

NET ASSETS — 100.0%		$1,534,962,387

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2012. The maturity date represents the actual maturity date.
(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2012 was $717,818,224 which represents 46.76% of net assets.
(c)	Illiquid Security.
(d)	Represents 7-day effective yield as of July 31, 2012.
(e)	At July 31, 2012, the tax basis cost of the Fund’s investments was $1,538,812,936, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NA	National Association
PLC	Public Limited Company
SA	Stock Company
SE	European Public Limited Liability Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1 —	Quoted prices in active markets for identical assets
Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$60,087,379	$—	$60,087,379
Certificates of Deposit	—	231,999,496	—	231,999,496
Commercial Paper	—	772,024,585	—	772,024,585
Corporate Bonds	—	56,515,986	—	56,515,986
Municipal Bonds	—	90,505,000	—	90,505,000
Mutual Fund	80,974,914	—	—	80,974,914
Repurchase Agreement	—	104,102,000	—	104,102,000
U.S. Government Sponsored & Agency Obligations	—	19,999,804	—	19,999,804
U.S. Treasury Notes	—	122,603,772	—	122,603,772

Total	$80,974,914	$1,457,838,022	$—	$1,538,812,936

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Retirement Income Fund

Mutual Funds 76.5%

	Shares	Market Value
Alternative Assets 38.7%
Nationwide Alternatives Allocation Fund, Institutional Class(a)	1,111,562	$10,648,767

Total Alternative Assets (cost $10,871,188)		10,648,767

Equity Funds 15.2%
Nationwide International Index Fund, Institutional Class(a)	87,518	566,240
Nationwide Mid Cap Market Index Fund, Institutional Class(a)	39,137	557,708
Nationwide S&P 500 Index Fund, Institutional Class(a)	267,169	3,072,441

Total Equity Funds (cost $3,992,439)		4,196,389

Fixed Income Fund 16.8%
Nationwide Bond Index Fund, Institutional Class(a)	387,364	4,621,252

Total Fixed Income Fund (cost $4,544,125)		4,621,252

Money Market Fund 5.8%
Nationwide Money Market Fund, Institutional Class, 0.00%*(a)(b)	1,601,346	1,601,346

Total Money Market Fund (cost $1,601,346)		1,601,346

Total Mutual Funds (cost $21,009,098)		21,067,754

Exchange Traded Funds 23.5%

	Shares	Market Value
Fixed Income Funds 23.5%
iShares Barclays 1-3 Year Credit Bond Fund	11,430	1,203,350
iShares Barclays 1-3 Year Treasury Bond Fund	14,196	1,199,988
iShares Barclays US Treasury Inflation Protected Securities Fund	33,481	4,065,933

Total Exchange Traded Funds (cost $6,420,668)		6,469,271

Total Investments (cost $27,429,766) (c) — 100.0%		27,537,025
Liabilities in excess of other assets — 0.0%†		(11,025)

NET ASSETS — 100.0%		$27,526,000

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
(b)	Represents 7-day effective yield as of July 31, 2012.
(c)	At July 31, 2012, the tax basis cost of the Fund’s investments was $27,680,399, tax unrealized appreciation and depreciation were $180,018 and $(323,392), respectively.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Retirement Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$6,469,271	$—	$—	$6,469,271
Mutual Funds	21,067,754	—	—	21,067,754

Total	$27,537,025	$—	$—	$27,537,025

*	See Statement of Investments for identification of Fund investments by asset classification.

Amounts designated as “—” are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks 99.8%

	Shares	Market Value
Aerospace & Defense 2.4%
Boeing Co. (The)	150,043	$11,089,678
General Dynamics Corp.	72,198	4,580,241
Honeywell International, Inc.	156,064	9,059,515
L-3 Communications Holdings, Inc.	19,826	1,405,465
Lockheed Martin Corp.	53,349	4,762,465
Northrop Grumman Corp.	50,567	3,347,535
Precision Castparts Corp.	29,049	4,518,863
Raytheon Co.	67,250	3,731,030
Rockwell Collins, Inc.	28,585	1,445,544
Textron, Inc.	55,959	1,457,732
United Technologies Corp.	182,568	13,590,362

		58,988,430

Air Freight & Logistics 0.9%
CH Robinson Worldwide, Inc.	32,671	1,726,662
Expeditors International of Washington, Inc.	42,450	1,509,947
FedEx Corp.	63,163	5,703,619
United Parcel Service, Inc., Class B	192,216	14,533,452

		23,473,680

Airlines 0.1%
Southwest Airlines Co.	154,816	1,422,759

Auto Components 0.2%
BorgWarner, Inc.*	22,906	1,536,992
Goodyear Tire & Rubber Co. (The)*	48,696	557,569
Johnson Controls, Inc.	136,241	3,358,341

		5,452,902

Automobiles 0.4%
Ford Motor Co.	764,354	7,062,631
Harley-Davidson, Inc.	46,311	2,002,025

		9,064,656

Beverages 2.8%
Beam, Inc.	31,597	1,986,819
Brown-Forman Corp., Class B	19,951	1,866,616
Coca-Cola Co. (The)	452,374	36,551,819
Coca-Cola Enterprises, Inc.	60,146	1,763,481
Constellation Brands, Inc., Class A*	32,591	919,392
Dr Pepper Snapple Group, Inc.	42,465	1,935,555
Molson Coors Brewing Co., Class B	31,395	1,328,637
Monster Beverage Corp.*	30,690	2,039,964
PepsiCo, Inc.	313,740	22,818,310

		71,210,593

Biotechnology 1.5%
Alexion Pharmaceuticals, Inc.*	38,449	4,031,378
Amgen, Inc.	156,185	12,900,881
Biogen Idec, Inc.*	47,976	$6,996,340
Celgene Corp.*	88,207	6,038,651
Gilead Sciences, Inc.*	151,528	8,232,516

		38,199,766

Building Products 0.0%†
Masco Corp.	71,170	856,175

Capital Markets 1.8%
Ameriprise Financial, Inc.	43,305	2,239,735
Bank of New York Mellon Corp. (The)	237,846	5,061,363
BlackRock, Inc.	25,559	4,351,675
Charles Schwab Corp. (The)	215,886	2,726,640
E*TRADE Financial Corp.*	51,820	395,386
Federated Investors, Inc., Class B(a)	18,206	366,123
Franklin Resources, Inc.	28,528	3,279,294
Goldman Sachs Group, Inc. (The)	98,308	9,919,277
Invesco Ltd.	89,332	1,976,917
Legg Mason, Inc.	24,732	606,429
Morgan Stanley	304,898	4,164,907
Northern Trust Corp.	48,367	2,195,862
State Street Corp.	97,630	3,942,299
T. Rowe Price Group, Inc.	51,050	3,101,287

		44,327,194

Chemicals 2.3%
Air Products & Chemicals, Inc.	42,326	3,404,280
Airgas, Inc.	13,739	1,089,777
CF Industries Holdings, Inc.	13,135	2,571,308
Dow Chemical Co. (The)	239,410	6,890,220
E.I. du Pont de Nemours & Co.	187,687	9,328,044
Eastman Chemical Co.	27,692	1,447,738
Ecolab, Inc.	58,594	3,834,977
FMC Corp.	27,009	1,477,392
International Flavors & Fragrances, Inc.	16,296	908,339
Monsanto Co.	107,125	9,172,043
Mosaic Co. (The)	59,403	3,451,908
PPG Industries, Inc.	30,395	3,327,037
Praxair, Inc.	59,903	6,215,535
Sherwin-Williams Co. (The)	17,308	2,325,330
Sigma-Aldrich Corp.	24,051	1,664,329

		57,108,257

Commercial Banks 2.9%
BB&T Corp.	140,190	4,397,760
Comerica, Inc.	39,302	1,187,313
Fifth Third Bancorp	183,433	2,535,044
First Horizon National Corp.	51,183	421,236
Huntington Bancshares, Inc.	173,314	1,077,147
KeyCorp	191,891	1,531,290
M&T Bank Corp.	25,192	2,162,481
PNC Financial Services Group, Inc.	105,441	6,231,563
Regions Financial Corp.	282,389	1,965,428
SunTrust Banks, Inc.	107,661	2,546,183
U.S. Bancorp	380,343	12,741,491
Wells Fargo & Co.	1,064,698	35,997,439
Zions Bancorporation	36,827	670,251

		73,464,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies 0.4%
Avery Dennison Corp.	21,556	$663,709
Cintas Corp.	22,043	873,564
Iron Mountain, Inc.	34,281	1,104,191
Pitney Bowes, Inc.(a)	39,764	531,247
Republic Services, Inc.	63,045	1,823,892
RR Donnelley & Sons Co.(a)	35,910	435,229
Stericycle, Inc.*	16,955	1,574,272
Waste Management, Inc.	92,349	3,176,806

		10,182,910

Communications Equipment 1.8%
Cisco Systems, Inc.	1,074,860	17,144,017
F5 Networks, Inc.*	15,922	1,486,796
Harris Corp.	22,696	945,289
JDS Uniphase Corp.*	45,985	452,492
Juniper Networks, Inc.*	105,792	1,854,534
Motorola Solutions, Inc.	58,811	2,842,924
QUALCOMM, Inc.	343,446	20,496,857

		45,222,909

Computers & Peripherals 5.8%
Apple, Inc.*(b)	187,365	114,435,047
Dell, Inc.*	299,841	3,562,111
EMC Corp.*	420,585	11,023,533
Hewlett-Packard Co.	396,354	7,229,497
Lexmark International, Inc., Class A	13,906	243,216
NetApp, Inc.*	72,417	2,365,863
SanDisk Corp.*	48,771	2,005,951
Seagate Technology PLC(a)	75,778	2,274,856
Western Digital Corp.*	46,554	1,851,453

		144,991,527

Construction & Engineering 0.1%
Fluor Corp.	33,812	1,676,399
Jacobs Engineering Group, Inc.*	25,979	1,002,010
Quanta Services, Inc.*	42,094	967,741

		3,646,150

Construction Materials 0.0%†
Vulcan Materials Co.	25,937	1,004,799

Consumer Finance 0.9%
American Express Co.	201,074	11,603,980
Capital One Financial Corp.	116,216	$6,565,042
Discover Financial Services	106,077	3,814,529
SLM Corp.	99,404	1,589,470

		23,573,021

Containers & Packaging 0.1%
Ball Corp.	31,274	1,299,747
Bemis Co., Inc.	20,444	628,653
Owens-Illinois, Inc.*	32,857	606,212
Sealed Air Corp.	38,421	622,420

		3,157,032

Distributors 0.1%
Genuine Parts Co.	31,209	1,998,312

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A*	22,087	600,767
DeVry, Inc.	12,359	242,607
H&R Block, Inc.	58,515	943,847

		1,787,221

Diversified Financial Services 2.8%
Bank of America Corp.	2,158,946	15,846,664
Citigroup, Inc.	587,414	15,936,542
CME Group, Inc.	66,490	3,464,794
IntercontinentalExchange, Inc.*	14,559	1,910,432
JPMorgan Chase & Co.	762,101	27,435,636
Leucadia National Corp.	40,073	868,782
Moody’s Corp.	39,553	1,603,083
NASDAQ OMX Group, Inc. (The)	25,373	575,967
NYSE Euronext	51,746	1,318,488

		68,960,388

Diversified Telecommunication Services 3.1%
AT&T, Inc.	1,175,530	44,576,097
CenturyLink, Inc.	124,531	5,173,018
Frontier Communications Corp.(a)	198,325	777,434
Verizon Communications, Inc.	569,205	25,693,914
Windstream Corp.(a)	117,640	1,171,694

		77,392,157

Electric Utilities 2.2%
American Electric Power Co., Inc.	97,113	4,102,053
Duke Energy Corp.	140,843	9,546,339
Edison International	65,214	3,011,583
Entergy Corp.	35,485	2,578,695
Exelon Corp.	170,838	6,683,183
FirstEnergy Corp.	83,652	4,201,003
NextEra Energy, Inc.	83,584	5,926,106
Northeast Utilities	62,988	2,511,961
Pepco Holdings, Inc.	45,733	912,831
Pinnacle West Capital Corp.	21,793	1,166,797
PPL Corp.	115,935	3,350,521
Southern Co. (The)	173,988	8,377,522
Xcel Energy, Inc.	97,764	2,864,485

		55,233,079

Electrical Equipment 0.5%
Cooper Industries PLC	31,680	2,277,159
Emerson Electric Co.	146,953	7,019,945
Rockwell Automation, Inc.	28,531	1,921,848
Roper Industries, Inc.	19,458	1,935,098

		13,154,050

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	32,507	1,914,012
Corning, Inc.	304,571	3,475,155
FLIR Systems, Inc.	30,719	628,204
Jabil Circuit, Inc.	36,743	797,323
Molex, Inc.(a)	27,348	686,982
TE Connectivity Ltd.	85,801	2,832,291

		10,333,967

Energy Equipment & Services 1.9%
Baker Hughes, Inc.	87,577	4,056,567
Cameron International Corp.*	49,257	2,476,149
Diamond Offshore Drilling, Inc.(a)	13,797	902,600
Ensco PLC, Class A	46,309	2,515,968
FMC Technologies, Inc.*	47,924	2,162,331

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Energy Equipment & Services (continued)
Halliburton Co.	184,696	$6,118,978
Helmerich & Payne, Inc.	21,484	999,006
Nabors Industries Ltd.*	57,661	798,028
National Oilwell Varco, Inc.	85,347	6,170,588
Noble Corp.*	50,396	1,864,652
Rowan Cos. PLC, Class A*	24,983	877,653
Schlumberger Ltd.	267,161	19,037,893

		47,980,413

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	86,363	8,306,393
CVS Caremark Corp.	257,318	11,643,640
Kroger Co. (The)	113,527	2,516,894
Safeway, Inc.(a)	48,191	749,370
Sysco Corp.	117,000	3,438,630
Walgreen Co.	173,651	6,313,951
Wal-Mart Stores, Inc.	346,138	25,763,051
Whole Foods Market, Inc.	32,694	3,000,655

		61,732,584

Food Products 1.7%
Archer-Daniels-Midland Co.	132,673	3,461,439
Campbell Soup Co.(a)	35,449	1,173,716
ConAgra Foods, Inc.	83,332	2,057,467
Dean Foods Co.*	37,312	461,549
General Mills, Inc.	129,607	5,015,791
H.J. Heinz Co.	63,962	3,531,342
Hershey Co. (The)	30,675	2,200,625
Hormel Foods Corp.(a)	27,342	763,115
J.M. Smucker Co. (The)	22,775	1,749,120
Kellogg Co.	49,336	2,353,327
Kraft Foods, Inc., Class A	355,175	14,103,999
McCormick & Co., Inc., Non-Voting Shares	26,654	1,622,696
Mead Johnson Nutrition Co.	40,763	2,974,069
Tyson Foods, Inc., Class A	57,902	869,109

		42,337,364

Gas Utilities 0.1%
AGL Resources, Inc.	23,343	945,391
ONEOK, Inc.	41,574	1,850,459

		2,795,850

Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	110,808	6,483,376
Becton, Dickinson and Co.	40,943	3,099,795
Boston Scientific Corp.*	288,467	1,491,374
C.R. Bard, Inc.	16,691	1,623,367
CareFusion Corp.*	45,044	1,099,524
Covidien PLC	96,721	5,404,769
DENTSPLY International, Inc.	28,423	1,032,892
Edwards Lifesciences Corp.*	23,064	2,334,077
Intuitive Surgical, Inc.*	7,949	3,827,443
Medtronic, Inc.	208,205	8,207,441
St. Jude Medical, Inc.	62,224	2,324,689
Stryker Corp.	64,821	3,372,637
Varian Medical Systems, Inc.*	22,737	1,240,985
Zimmer Holdings, Inc.	35,640	2,100,265

		43,642,634

Health Care Providers & Services 1.9%
Aetna, Inc.	70,136	2,529,104
AmerisourceBergen Corp.	50,909	2,021,087
Cardinal Health, Inc.	69,194	2,981,569
Cigna Corp.	57,528	2,317,228
Coventry Health Care, Inc.	28,262	941,972
DaVita, Inc.*	18,879	1,858,071
Express Scripts Holding Co.*	161,331	9,347,518
Humana, Inc.	32,774	2,018,878
Laboratory Corp of America Holdings*	19,328	1,625,292
McKesson Corp.	47,438	4,304,050
Patterson Cos., Inc.	17,326	590,817
Quest Diagnostics, Inc.	31,574	1,844,869
Tenet Healthcare Corp.*	82,369	380,545
UnitedHealth Group, Inc.	208,297	10,641,894
WellPoint, Inc.	66,639	3,551,192

		46,954,086

Health Care Technology 0.1%
Cerner Corp.*	29,223	2,160,164

Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	90,658	3,017,098
Chipotle Mexican Grill, Inc.*	6,343	1,854,249
Darden Restaurants, Inc.	25,834	1,322,184
International Game Technology	59,730	676,144
Marriott International, Inc., Class A	53,478	1,947,669
McDonald’s Corp.	203,769	18,208,798
Starbucks Corp.	151,914	6,878,666
Starwood Hotels & Resorts Worldwide, Inc.	39,448	2,136,109
Wyndham Worldwide Corp.	29,231	1,521,474
Wynn Resorts Ltd.	15,821	1,483,219
Yum! Brands, Inc.	92,129	5,973,644

		45,019,254

Household Durables 0.2%
D.R. Horton, Inc.	56,103	989,096
Harman International Industries, Inc.	14,275	575,996
Leggett & Platt, Inc.(a)	27,604	639,861
Lennar Corp., Class A(a)	32,785	957,650
Newell Rubbermaid, Inc.	58,085	1,025,200
PulteGroup, Inc.*	68,067	769,157
Whirlpool Corp.	15,510	1,047,856

		6,004,816

Household Products 2.2%
Clorox Co. (The)	25,991	1,889,806
Colgate-Palmolive Co.	95,396	10,241,715
Kimberly-Clark Corp.	78,774	6,846,248
Procter & Gamble Co. (The)	549,452	35,461,632

		54,439,401

Independent Power Producers & Energy Traders 0.1%
AES Corp. (The)*	128,654	1,551,567
NRG Energy, Inc.	45,491	901,632

		2,453,199

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Industrial Conglomerates 2.7%
3M Co.	138,955	$12,676,865
Danaher Corp.	115,141	6,080,596
General Electric Co.	2,122,924	44,050,673
Tyco International Ltd.	92,674	5,091,509

		67,899,643

Information Technology Services 3.9%
Accenture PLC, Class A	129,498	7,808,730
Automatic Data Processing, Inc.	98,168	5,551,401
Cognizant Technology Solutions Corp., Class A*	61,060	3,466,376
Computer Sciences Corp.	30,984	762,826
Fidelity National Information Services, Inc.	47,728	1,500,568
Fiserv, Inc.*	27,002	1,893,650
International Business Machines Corp.(b)	231,262	45,322,727
MasterCard, Inc., Class A	21,263	9,282,788
Paychex, Inc.	64,701	2,115,076
SAIC, Inc.	54,969	635,991
Teradata Corp.*	33,842	2,288,396
Total System Services, Inc.	31,808	752,259
Visa, Inc., Class A	99,747	12,874,345
Western Union Co. (The)	121,331	2,114,799

		96,369,932

Insurance 3.5%
ACE Ltd.	67,813	4,984,255
Aflac, Inc.	93,482	4,092,642
Allstate Corp. (The)	97,763	3,353,271
American International Group, Inc.*	127,945	4,000,840
Aon PLC	65,474	3,221,321
Assurant, Inc.	17,050	617,380
Berkshire Hathaway, Inc., Class B*	352,341	29,892,610
Chubb Corp. (The)	54,261	3,944,232
Cincinnati Financial Corp.	32,540	1,231,314
Genworth Financial, Inc., Class A*	99,580	501,883
Hartford Financial Services Group, Inc.	88,173	1,450,446
Lincoln National Corp.	56,046	1,123,722
Loews Corp.	61,415	2,431,420
Marsh & McLennan Cos., Inc.	109,393	3,632,942
MetLife, Inc.	212,850	6,549,394
Principal Financial Group, Inc.	60,376	1,545,022
Progressive Corp. (The)	122,409	2,416,354
Prudential Financial, Inc.	94,056	4,541,024
Torchmark Corp.	19,939	991,965
Travelers Cos., Inc. (The)	77,572	4,859,886
Unum Group	57,922	1,094,147
XL Group PLC	63,237	1,305,844

		87,781,914

Internet & Catalog Retail 1.0%
Amazon.com, Inc.*	72,333	16,875,289
Expedia, Inc.	18,581	1,058,931
Netflix, Inc.*(a)	11,070	629,330
priceline.com, Inc.*	9,965	6,594,239
TripAdvisor, Inc.*	19,189	717,860

		25,875,649

Internet Software & Services 2.0%
Akamai Technologies, Inc.*	35,444	1,246,920
eBay, Inc.*	230,182	10,197,063
Google, Inc., Class A*	50,951	32,250,455
VeriSign, Inc.*	32,001	1,421,484
Yahoo!, Inc.*	244,217	3,868,397

		48,984,319

Leisure Equipment & Products 0.1%
Hasbro, Inc.(a)	23,194	830,809
Mattel, Inc.	67,914	2,388,536

		3,219,345

Life Sciences Tools & Services 0.4%
Agilent Technologies, Inc.	69,477	2,660,274
Life Technologies Corp.*	35,558	1,560,285
PerkinElmer, Inc.	22,550	576,153
Thermo Fisher Scientific, Inc.	73,623	4,098,592
Waters Corp.*	17,831	1,381,546

		10,276,850

Machinery 1.9%
Caterpillar, Inc.	130,672	11,003,889
Cummins, Inc.	38,412	3,683,711
Deere & Co.	80,024	6,147,444
Dover Corp.	36,771	2,002,916
Eaton Corp.(a)	67,568	2,962,181
Flowserve Corp.	10,920	1,310,182
Illinois Tool Works, Inc.	96,090	5,221,531
Ingersoll-Rand PLC	59,532	2,524,752
Joy Global, Inc.	21,246	1,103,517
PACCAR, Inc.	71,364	2,855,274
Pall Corp.	23,234	1,240,928
Parker Hannifin Corp.	30,140	2,420,845
Snap-on, Inc.	11,598	786,112
Stanley Black & Decker, Inc.	34,224	2,289,243
Xylem, Inc.	37,004	887,356

		46,439,881

Media 3.4%
Cablevision Systems Corp., Class A	43,926	673,825
CBS Corp. Non-Voting Shares, Class B	129,898	4,346,387
Comcast Corp., Class A	540,137	17,581,459
DIRECTV, Class A*	131,804	6,545,387
Discovery Communications, Inc., Class A*	50,616	2,562,688
Gannett Co., Inc.(a)	47,480	669,943
Interpublic Group of Cos., Inc. (The)	89,411	882,487
McGraw-Hill Cos., Inc. (The)	55,955	2,627,647
News Corp., Class A	423,381	9,746,231
Omnicom Group, Inc.	54,610	2,740,330
Scripps Networks Interactive, Inc., Class A	18,150	977,377
Time Warner Cable, Inc.	62,852	5,338,020
Time Warner, Inc.	193,034	7,551,490
Viacom, Inc., Class B	106,282	4,964,432
Walt Disney Co. (The)	358,577	17,620,474
Washington Post Co. (The), Class B(a)	941	318,528

		85,146,705

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value

Metals & Mining 0.7%
Alcoa, Inc.	213,619	$1,809,353
Allegheny Technologies, Inc.	21,500	645,645
Cliffs Natural Resources, Inc.	28,631	1,170,721
Freeport-McMoRan Copper & Gold, Inc.	190,266	6,406,256
Newmont Mining Corp.	99,068	4,405,554
Nucor Corp.	63,279	2,480,537
Titanium Metals Corp.(a)	16,883	196,856
United States Steel Corp.(a)	28,646	591,540

		17,706,462

Multiline Retail 0.8%
Big Lots, Inc.*	13,077	529,749
Dollar Tree, Inc.*	46,926	2,362,255
Family Dollar Stores, Inc.	23,655	1,563,122
J.C. Penney Co., Inc.(a)	29,235	658,080
Kohl’s Corp.	48,598	2,416,292
Macy’s, Inc.	82,906	2,971,351
Nordstrom, Inc.	32,014	1,733,238
Sears Holdings Corp.*(a)	7,885	390,229
Target Corp.	132,904	8,060,628

		20,684,944

Multi-Utilities 1.3%
Ameren Corp.	48,815	1,669,961
CenterPoint Energy, Inc.	85,200	1,794,312
CMS Energy Corp.	51,606	1,272,604
Consolidated Edison, Inc.	58,534	3,775,443
Dominion Resources, Inc.	114,459	6,216,268
DTE Energy Co.	33,909	2,080,996
Integrys Energy Group, Inc.	15,740	952,900
NiSource, Inc.	56,402	1,443,327
PG&E Corp.	84,539	3,902,320
Public Service Enterprise Group, Inc.	101,287	3,366,780
SCANA Corp.(a)	23,207	1,141,088
Sempra Energy	48,022	3,381,229
TECO Energy, Inc.	43,814	796,977
Wisconsin Energy Corp.	46,149	1,880,110

		33,674,315

Office Electronics 0.1%
Xerox Corp.	269,549	1,867,975

Oil, Gas & Consumable Fuels 9.3%
Alpha Natural Resources, Inc.*	43,961	308,167
Anadarko Petroleum Corp.	100,051	6,947,541
Apache Corp.	78,269	6,740,526
Cabot Oil & Gas Corp.	42,258	1,782,865
Chesapeake Energy Corp.(a)	132,239	2,488,738
Chevron Corp.	395,484	43,337,137
ConocoPhillips	253,836	13,818,832
CONSOL Energy, Inc.	45,150	1,308,447
Denbury Resources, Inc.*	77,402	1,170,318
Devon Energy Corp.	80,867	4,780,857
EOG Resources, Inc.	54,063	5,298,715
EQT Corp.	29,793	1,680,325
Exxon Mobil Corp.	937,322	81,406,416
Hess Corp.	60,946	2,874,213
Kinder Morgan, Inc.	100,850	3,611,439
Marathon Oil Corp.	140,886	3,729,252
Marathon Petroleum Corp.	68,889	3,258,450
Murphy Oil Corp.	38,922	2,088,555
Newfield Exploration Co.*	26,878	820,585
Noble Energy, Inc.	35,635	3,115,568
Occidental Petroleum Corp.	162,504	14,142,723
Peabody Energy Corp.	54,955	1,147,460
Phillips 66	126,020	4,738,352
Pioneer Natural Resources Co.	24,590	2,179,412
QEP Resources, Inc.	35,341	1,061,290
Range Resources Corp.	32,428	2,029,993
Southwestern Energy Co.*	69,718	2,318,123
Spectra Energy Corp.	130,320	3,999,521
Sunoco, Inc.	21,348	1,028,760
Tesoro Corp.*	27,889	771,131
Valero Energy Corp.	111,117	3,055,718
Williams Cos., Inc. (The)	125,237	3,981,284
WPX Energy, Inc.*	39,932	636,915

		231,657,628

Paper & Forest Products 0.2%
International Paper Co.	87,442	2,868,972
MeadWestvaco Corp.	34,321	974,716

		3,843,688

Personal Products 0.1%
Avon Products, Inc.	85,748	1,328,237
Estee Lauder Cos., Inc. (The), Class A	44,975	2,355,790

		3,684,027

Pharmaceuticals 6.3%
Abbott Laboratories	315,218	20,902,106
Allergan, Inc.	61,581	5,053,953
Bristol-Myers Squibb Co.	338,350	12,045,260
Eli Lilly & Co.	204,313	8,995,901
Forest Laboratories, Inc.*	53,170	1,783,853
Hospira, Inc.*	33,093	1,149,982
Johnson & Johnson	550,267	38,089,482
Merck & Co., Inc.	609,481	26,920,776
Mylan, Inc.*	85,504	1,969,157
Perrigo Co.	18,661	2,127,727
Pfizer, Inc.	1,501,573	36,097,815
Watson Pharmaceuticals, Inc.*	25,327	1,971,200

		157,107,212

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Common Stocks (continued)

	Shares	Market Value
Professional Services 0.1%
Dun & Bradstreet Corp. (The)	9,710	$778,645
Equifax, Inc.	23,843	1,116,806
Robert Half International, Inc.	28,576	771,838

		2,667,289

Real Estate Investment Trusts (REITs) 2.2%
American Tower Corp.	79,088	5,718,853
Apartment Investment & Management Co., Class A	26,374	723,439
AvalonBay Communities, Inc.	19,124	2,812,949
Boston Properties, Inc.	29,982	3,325,004
Equity Residential	60,090	3,804,298
HCP, Inc.	83,966	3,964,035
Health Care REIT, Inc.	42,775	2,661,888
Host Hotels & Resorts, Inc.	143,691	2,109,384
Kimco Realty Corp.	81,790	1,594,087
Plum Creek Timber Co., Inc.	32,432	1,316,415
Prologis, Inc.	92,435	2,988,424
Public Storage	28,453	4,238,074
Simon Property Group, Inc.	60,897	9,773,360
Ventas, Inc.	57,825	3,888,731
Vornado Realty Trust	37,261	3,111,293
Weyerhaeuser Co.	107,738	2,515,682

		54,545,916

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	65,975	1,027,891

Road & Rail 0.9%
CSX Corp.	209,325	4,801,915
Norfolk Southern Corp.	65,631	4,859,976
Ryder System, Inc.	10,291	405,877
Union Pacific Corp.	95,638	11,726,175

		21,793,943

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.*	118,681	481,845
Altera Corp.	64,453	2,284,859
Analog Devices, Inc.	59,921	2,341,713
Applied Materials, Inc.	258,443	2,814,444
Broadcom Corp., Class A*	99,254	3,362,726
First Solar, Inc.*(a)	11,670	181,352
Intel Corp.	1,007,982	25,905,137
KLA-Tencor Corp.	33,280	1,694,285
Lam Research Corp.*	40,359	1,388,753
Linear Technology Corp.	45,948	1,481,823
LSI Corp.*	113,031	779,914
Microchip Technology, Inc.(a)	38,351	1,280,156
Micron Technology, Inc.*	199,346	1,237,939
NVIDIA Corp.*	123,674	1,674,546
Teradyne, Inc.*	36,616	538,621
Texas Instruments, Inc.	229,102	6,240,738
Xilinx, Inc.	52,557	1,702,847

		55,391,698

Software 3.6%
Adobe Systems, Inc.*	99,428	3,070,337
Autodesk, Inc.*	45,924	1,557,742
BMC Software, Inc.*	32,466	1,285,654
CA, Inc.	69,977	1,684,346
Citrix Systems, Inc.*	37,146	2,699,771
Electronic Arts, Inc.*	61,759	680,584
Intuit, Inc.	59,025	3,424,631
Microsoft Corp.	1,498,088	44,148,653
Oracle Corp.	778,486	23,510,277
Red Hat, Inc.*	38,613	2,071,974
Salesforce.com, Inc.*	27,622	3,435,072
Symantec Corp.*	146,043	2,300,177

		89,869,218

Specialty Retail 2.0%
Abercrombie & Fitch Co., Class A	17,183	580,785
AutoNation, Inc.*(a)	8,525	336,141
AutoZone, Inc.*	5,278	1,980,464
Bed Bath & Beyond, Inc.*	46,922	2,859,896
Best Buy Co., Inc.(a)	54,316	982,576
CarMax, Inc.*	45,498	1,266,209
GameStop Corp., Class A(a)	24,795	397,216
Gap, Inc. (The)	66,493	1,960,879
Home Depot, Inc. (The)	307,186	16,028,966
Limited Brands, Inc.	47,852	2,275,363
Lowe’s Cos., Inc.	236,681	6,004,597
O’Reilly Automotive, Inc.*	25,487	2,185,255
Ross Stores, Inc.	44,832	2,978,638
Staples, Inc.	138,847	1,768,911
Tiffany & Co.	25,325	1,391,102
TJX Cos., Inc.	149,049	6,599,890
Urban Outfitters, Inc.*	22,366	683,281

		50,280,169

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc.	57,594	2,841,112
Fossil, Inc.*	10,431	747,798
NIKE, Inc., Class B	73,457	6,857,211
Ralph Lauren Corp.	12,912	1,863,718
VF Corp.	17,173	2,563,929

		14,873,768

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc.	105,771	671,646
People’s United Financial, Inc.	71,917	824,169

		1,495,815

Tobacco 2.1%
Altria Group, Inc.	408,464	14,692,450
Lorillard, Inc.	25,961	3,339,623
Philip Morris International, Inc.	342,044	31,276,503
Reynolds American, Inc.	66,798	3,090,744

		52,399,320

Trading Companies & Distributors 0.2%
Fastenal Co.	59,016	2,544,770
W.W. Grainger, Inc.	12,187	2,496,263

		5,041,033

Wireless Telecommunication Services 0.3%
Crown Castle International Corp.*	51,600	3,193,008
MetroPCS Communications, Inc.*	58,201	509,841
Sprint Nextel Corp.*	597,013	2,602,976

		6,305,825

Total Common Stocks (cost $2,130,329,124)		2,497,638,699

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Mutual Fund 0.4%

	Shares	Market Value
Money Market Fund 0.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22%(c)	10,966,981	10,966,981

Total Mutual Fund (cost $10,966,981)		10,966,981

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

Repurchase Agreement 0.8%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.17%, dated 07/31/12, due 08/01/12, repurchase price $20,774,477, collateralized by U.S. Government Treasury Securities ranging from 0.25% - 0.38%, maturing 03/15/15 - 05/15/15; total market value $21,189,892.(d)	$20,774,379	$20,774,379

Total Repurchase Agreement (cost $20,774,379)		20,774,379

Total Investments (cost $2,162,070,484) (e) — 101.0%		2,529,380,059
Liabilities in excess of other assets — (1.0%)		(24,581,563)

NET ASSETS — 100.0%		$2,504,798,496

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $20,311,612.
(b)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(c)	Represents 7-day effective yield as of July 31, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2012 was $20,774,379.
(e)	At July 31, 2012, the tax basis cost of the Fund’s investments was $2,221,862,741, tax unrealized appreciation and depreciation were $614,305,255 and $(306,787,937), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
PLC	Public Limited Company
REIT	Real Estate Investment Trust

At July 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
158	E-Mini S&P 500	09/21/12	$10,859,340	$461,549

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$2,497,638,699	$—	$—	$2,497,638,699
Futures Contracts	461,549	—	—	461,549
Mutual Fund	10,966,981	—	—	10,966,981
Repurchase Agreement	—	20,774,379	—	20,774,379

Total	$2,509,067,229	$20,774,379	$—	$2,529,841,608

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of July 31, 2012

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized appreciation from futures contracts	$461,549

Total		$461,549

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities 22.3%

	Principal Amount	Market Value
Automobile 9.5%
Ally Auto Receivables Trust Series 2010-1, Class A3, 1.45%, 05/15/14	$119,741	$120,107
Series 2010-2, Class A4, 2.09%, 05/15/15	220,000	224,597
Series 2011-5, Class A3, 0.99%, 11/15/15	500,000	503,921
Series 2012-2, Class A3, 0.74%, 04/15/16	550,000	551,680
Bank of America Auto Trust Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	455,000	460,046
Series 2010-2, Class A4, 1.94%, 06/15/17	465,000	471,749
BMW Vehicle Owner Trust Series 2010-A, Class A4, 2.10%, 10/25/16	725,000	735,246
Series 2011-A, Class A3, 0.76%, 08/25/15	600,000	602,116
Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.46%, 07/15/14	56,776	56,855
Ford Credit Auto Owner Trust Series 2012-B, Class A3, 0.72%, 12/15/16	400,000	401,716
Series 2012-B, Class A4, 1.00%, 09/15/17	446,000	451,087
Series 2012-C, Class A3, 0.58%, 12/15/16	350,000	350,418
Harley-Davidson Motorcycle Trust Series 2011-1, Class A4, 1.31%, 03/15/17	500,000	504,140
Series 2012-1, Class A3, 0.68%, 04/15/17	145,000	145,149
Honda Auto Receivables Owner Trust Series 2010-1, Class A4, 1.98%, 05/23/16	415,000	418,903
Series 2010-2, Class A4, 1.93%, 08/18/16	500,000	507,236
Series 2012-1, Class A3, 0.77%, 01/15/16	135,000	135,705
Huntington Auto Trust, Series 2012-1, Class A3, 0.81%, 09/15/16	300,000	301,497
Hyundai Auto Receivables Trust Series 2010-B, Class A3, 0.97%, 04/15/15	417,904	419,383
Series 2012-A, Class A3, 0.72%, 03/15/16	175,000	175,621
Mercedes-Benz Auto Receivables Trust, Series 2011-1, Class A4, 1.22%, 12/15/17	515,000	521,401
Nissan Auto Receivables Owner Trust Series 2011-B, Class A3, 0.95%, 02/16/16	700,000	705,518
Series 2012-A, Class A3, 0.73%, 05/16/16	235,000	236,088
Series 2012-B, Class A4, 0.66%, 12/15/18	260,000	259,964
Toyota Auto Receivables Owner Trust Series 2010-A, Class A4, 1.86%, 05/16/16	275,000	277,738
Series 2011-A, Class A4, 1.56%, 05/15/15	600,000	609,800
Series 2012-A, Class A4, 0.99%, 08/15/17	100,000	100,966
USAA Auto Owner Trust, Series 2010-1, Class A4, 2.14%, 09/15/15	350,000	353,963
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4, 2.14%, 08/22/16	280,000	283,410
Series 2011-1, Class A4, 1.98%, 09/20/17	700,000	720,362
World Omni Auto Receivables Trust Series 2011-A, Class A4, 1.91%, 04/15/16	240,000	245,959
Series 2012-A, Class A3, 0.64%, 02/15/17	300,000	300,536

		12,152,877

Credit Card 4.6%
Capital One Multi-Asset Execution Trust Series 2005-A7, Class A7, 4.70%, 06/15/15	40,000	40,061
Series 2008-A3, Class A3, 5.05%, 02/15/16	500,000	516,057
Chase Issuance Trust Series 2007-A17, Class A, 5.12%, 10/15/14	60,000	60,593
Series 2008-A11, Class A11, 5.40%, 07/15/15	1,100,000	1,151,983
Series 2012-A3, Class A3, 0.79%, 06/15/17	400,000	402,224
Citibank Credit Card Issuance Trust Series 2003-A7, Class A7, 4.15%, 07/07/17	500,000	550,406
Series 2005-A2, Class A2, 4.85%, 03/10/17	500,000	555,346
Series 2008-A5, Class A5, 4.85%, 04/22/15	594,000	613,029

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

Asset-Backed Securities (continued)
	Principal Amount	Market Value
Credit Card (continued)
Discover Card Master Trust
Series 2008-A4, Class A4, 5.65%, 12/15/15	$180,000	$188,176
Series 2012-A1, Class A1, 0.81%, 08/15/17	400,000	403,037
Series 2012-A3, Class A, 0.86%, 11/15/17	615,000	619,768
GE Capital Credit Card Master Note Trust
Series 2010-3, Class A, 2.21%, 06/15/16	400,000	405,918
Series 2012-5, Class A, 0.95%, 06/15/18	350,000	352,303

		5,858,901

Other 8.2%
CenterPoint Energy Transition Bond Co. LLC
Series 2005-A, Class A2, 4.97%, 08/01/14	32,514	32,514
Series 2009-1, Class A1, 1.83%, 02/15/15	173,024	176,137
Series 2012-1, Class A1, 0.90%, 04/15/18	600,000	605,278
Cleco Katrina/Rita Hurricane Recovery Funding LLC, Series 2008-A, Class A1, 4.41%, 03/01/20	1,221,409	1,321,614
Consumers Funding LLC
Series 2001-1, Class A5, 5.43%, 04/20/15	156,336	160,945
Series 2001-1, Class A6, 5.76%, 10/20/16	1,170,000	1,315,338
Entergy Texas Restoration Funding LLC, Series 2009-A, Class A1, 2.12%, 02/01/16	604,572	616,424
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	440,200	449,966
GE Equipment Midticket LLC, Series 2010-1, Class A4, 1.47%, 07/14/15(a)	790,000	796,168
GE Equipment Small Ticket LLC, Series 2011-1A, Class A3, 1.45%, 01/21/18(a)	700,000	704,756
GE Equipment Transportation LLC, Series 2011-1, Class A4, 1.33%, 05/20/19	700,000	704,497
John Deere Owner Trust
Series 2010-A, Class A4, 2.13%, 10/17/16	550,000	557,020
Series 2012-A, Class A3, 0.75%, 03/15/16	500,000	501,733
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A4, 4.40%, 03/15/15	407,670	413,748
Oncor Electric Delivery Transition Bond Co. LLC
Series 2003-1, Class A3, 4.95%, 02/15/15	282,966	285,549
Series 2004-1, Class A3, 5.29%, 05/15/18	750,000	831,091
PG&E Energy Recovery Funding LLC, Series 2005-1, Class A5, 4.47%, 12/25/14	381,677	385,950
PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.61%, 06/15/15	196,210	202,121
Volvo Financial Equipment LLC
Series 2010-1A, Class A3, 1.56%, 06/17/13(a)	13,186	13,190
Series 2012-1A, Class A4, 1.09%, 08/15/17(a)	500,000	503,685

		10,577,724

Total Asset-Backed Securities (cost $28,519,943)		28,589,502

Collateralized Mortgage Obligations 11.7%
Federal Home Loan Mortgage Corp. REMICS
Series 2695, Class DE, 4.00%, 01/15/17	59,524	59,650
Series 2625, Class JD, 3.25%, 07/15/17	8,322	8,323
Series 3758, Class CD, 1.50%, 08/15/17	248,374	250,727
Series 3840, Class BA, 2.00%, 02/15/18	435,690	446,164
Series 3728, Class CA, 1.50%, 10/15/18	373,260	379,095
Series 2920, Class HC, 4.50%, 12/15/18	299,127	304,831
Series 3846, Class CK, 1.50%, 09/15/20	818,037	828,379
Series 3728, Class EA, 3.50%, 09/15/20	327,746	336,993
Series 3755, Class AL, 1.50%, 11/15/20	404,111	407,275
Series 3645, Class EH, 3.00%, 12/15/20	222,591	231,860
Series 3815, Class DE, 3.00%, 10/15/21	378,221	390,240

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Market Value
REMICS (continued)
Series 3852, Class EA, 4.50%, 12/15/21	$441,063	$471,448
Series 3627, Class QG, 4.00%, 07/15/23	567,467	583,966
Series 3501, Class AC, 4.00%, 08/15/23	250,872	262,327
Series 3585, Class LA, 3.50%, 10/15/24	706,393	740,135
Series 3609, Class LE, 3.00%, 12/15/24	385,306	401,247
Series 3609, Class LC, 3.50%, 12/15/24	611,597	639,878
Series 3718, Class BC, 2.00%, 02/15/25	380,761	388,248
Series 3639, Class AB, 2.75%, 02/15/25	382,697	397,094
Series 3721, Class PE, 3.50%, 09/15/40	932,777	977,361
Federal National Mortgage Association REMICS
Series 2011-69, Class AB, 1.50%, 05/25/18	787,625	799,328
Series 2011-69, Class AC, 2.00%, 05/25/18	472,575	483,798
Series 2010-30, Class DB, 2.00%, 08/25/18	263,289	267,153
Series 2010-95, Class BK, 1.50%, 02/25/20	486,587	493,801
Series 2006-22, Class CB, 4.50%, 11/25/21	255,243	260,702
Series 2010-50, Class AD, 3.00%, 01/25/24	213,528	218,689
Series 2010-57, Class AQ, 3.00%, 08/25/24	80,929	83,018
Series 2009-76, Class MA, 4.00%, 09/25/24	842,341	881,717
Series 2010-66, Class QA, 4.50%, 08/25/39	338,828	365,784
Federal National Mortgage Association-ACES
Series 2012-M8, Class ASQ2, 1.52%, 12/25/19	115,000	116,607
Series 2012-M8, Class AB1, 1.36%, 05/25/22	210,000	210,172
Series 2012-M8, Class A1, 1.54%, 05/25/22	70,000	70,934
Government National Mortgage Association
Series 2004-76, Class QA, 4.00%, 01/20/34	452,164	478,094
Series 2010-4, Class JC, 3.00%, 08/16/39	570,380	585,359
Series 2011-39, Class NE, 3.50%, 09/16/39	1,161,507	1,240,662

Total Collateralized Mortgage Obligations (cost $14,984,621)		15,061,059

Commercial Mortgage Backed Securities 6.2%

	Principal Amount	Market Value
Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2005-3, Class A4 4.67%, 07/10/43	400,000	438,052
Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A3 4.80%, 01/12/41	81,903	82,368
CFCRE Commercial Mortgage Trust
Series 2011-C2, Class A1, 1.56%, 12/15/47	447,527	453,170
Series 2011-C2, Class A2, 3.06%, 12/15/16	630,000	669,178
Citigroup Commercial Mortgage Trust, Series 2006-C4, Class A2 5.73%, 03/15/49(b)	173,949	179,111
Commercial Mortgage Pass Through Certificates
Series 2012-CR1, Class A1, 1.12%, 05/15/45	194,221	195,694
Series 2012-LC4, Class A1, 1.16%, 12/10/44	126,053	127,059
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A3 5.10%, 08/15/38(b)	598,533	602,674
Credit Suisse Mortgage Capital Certificates, Series 2006-C1, Class A3 5.42%, 02/15/39(b)	136,338	139,293
FDIC Trust Commercial Mortgage Trust, Series 2012-C1, Class A 0.84%, 05/25/35	953,970	955,792
GS Mortgage Securities Corp. II
Series 2006-GG6, Class A2, 5.51%, 04/10/38(b)	411,054	410,895
Series 2011-GC5, Class A1, 1.47%, 08/10/44	423,742	429,632
Series 2012-GC6, Class A1, 1.28%, 01/10/45	275,715	278,110
Series 2012-GCJ7, Class A1, 1.14%, 05/10/45	400,075	402,599

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

Commercial Mortgage Backed Securities (continued)

	Principal Amount	Market Value
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2003-PM1A, Class A3, 5.17%, 08/12/40(b)	$250,559	$252,133
Series 2007-C1, Class A3, 5.79%, 02/15/51	275,000	286,811
Series 2012-C6, Class A1, 1.03%, 05/15/45	95,867	96,245
Series 2012-CBX, Class A1, 0.96%, 06/16/45	298,455	299,363
LB-UBS Commercial Mortgage Trust Series 2005-C1, Class A4, 4.74%, 02/15/30	390,000	420,648
Series 2007-C6, Class A3, 5.93%, 07/15/40	130,000	143,143
Morgan Stanley Capital I, Inc., Series 2005-IQ10, Class AAB 5.18%, 09/15/42(b)	66,226	68,316
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A1 1.01%, 05/11/63	265,000	266,559
Wachovia Bank Commercial Mortgage Trust, Series 2005-C21, Class A4 5.22%, 10/15/44(b)	361,331	402,210
WF-RBS Commercial Mortgage Trust, Series 2012-C6, Class A1 1.08%, 04/15/45	380,329	382,098

Total Commercial Mortgage Backed Securities (cost $7,975,103)		7,981,153

Corporate Bonds 34.7%

	Principal Amount	Market Value
Aerospace & Defense 1.6%
Boeing Co. (The), 1.88%, 11/20/12	650,000	652,982
General Dynamics Corp., 5.25%, 02/01/14	500,000	535,558
United Technologies Corp. 4.88%, 05/01/15	500,000	556,785
0.97%, 06/01/15(b)	270,000	273,110

		2,018,435

Beverages 1.8%
Anheuser-Busch InBev Worldwide, Inc. 1.50%, 07/14/14	100,000	101,800
3.63%, 04/15/15	350,000	375,673
Brown-Forman Corp., 2.50%, 01/15/16	360,000	378,632
Coca-Cola Co. (The), 0.75%, 03/13/15	690,000	695,726
PepsiCo, Inc., 0.80%, 08/25/14	525,000	528,451
SABMiller Holdings, Inc., 1.85%, 01/15/15(a)	265,000	271,223

		2,351,505

Capital Markets 2.1%
BlackRock, Inc. 3.50%, 12/10/14	125,000	133,246
1.38%, 06/01/15	500,000	508,162
Credit Suisse USA, Inc., 5.13%, 08/15/15	735,000	808,196
Goldman Sachs Group, Inc. (The), 3.30%, 05/03/15	615,000	625,682
Morgan Stanley 5.30%, 03/01/13	215,000	219,470
6.00%, 05/13/14	310,000	326,193

		2,620,949

Chemicals 0.6%
E.I. du Pont de Nemours & Co., 4.75%, 11/15/12	550,000	556,910
Ecolab, Inc., 4.88%, 02/15/15	170,000	186,392

		743,302

Commercial Banks 5.1%
Bank of New York Mellon Corp. (The), 2.50%, 01/15/16	800,000	839,562
Bank of Nova Scotia, 2.38%, 12/17/13	250,000	256,058
BNP Paribas SA, 0.86%, 04/08/13(b)	500,000	497,833
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15	500,000	526,118
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 2.65%, 08/17/12(a)	195,000	195,176
PNC Funding Corp., 4.25%, 09/21/15	635,000	696,639
Royal Bank of Canada 1.45%, 10/30/14	140,000	142,334
1.15%, 03/13/15	385,000	390,176
State Street Corp., 2.88%, 03/07/16	350,000	374,561
US Bancorp 2.13%, 02/15/13	400,000	403,972
2.00%, 06/14/13	300,000	304,516
1.38%, 09/13/13	500,000	505,181
Wells Fargo & Co., 1.50%, 07/01/15	845,000	853,197
Westpac Banking Corp., 2.10%, 08/02/13	500,000	507,928

		6,493,251

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)

	Principal Amount	Market Value
Commercial Services & Supplies 0.1%
ADT Corp. (The), 2.25%, 07/15/17(a)	$160,000	$162,427

Communications Equipment 0.6%
Cisco Systems, Inc., 1.63%, 03/14/14	800,000	816,934

Computers & Peripherals 1.1%
Dell, Inc., 4.70%, 04/15/13	700,000	720,067
Hewlett-Packard Co., 3.00%, 09/15/16	650,000	668,358

		1,388,425

Consumer Finance 2.1%
American Express Credit Corp. 5.88%, 05/02/13	525,000	545,375
1.75%, 06/12/15	240,000	245,743
Caterpillar Financial Services Corp. 1.55%, 12/20/13	250,000	253,818
1.10%, 05/29/15	75,000	76,027
John Deere Capital Corp. 1.25%, 12/02/14	310,000	315,315
0.88%, 04/17/15	275,000	276,582
0.95%, 06/29/15	150,000	151,033
PACCAR Financial Corp., 1.05%, 06/05/15	250,000	251,469
Toyota Motor Credit Corp., 0.88%, 07/17/15	600,000	602,715

		2,718,077

Diversified Financial Services 3.2%
Bank of America Corp., 3.70%, 09/01/15	605,000	625,823
Caterpillar Financial Services Corp., 1.13%, 12/15/14	245,000	248,255
Citigroup, Inc., 2.25%, 08/07/15	630,000	628,690
General Electric Capital Corp. 2.15%, 01/09/15	600,000	615,230
1.63%, 07/02/15	695,000	702,432
JPMorgan Chase & Co., 3.15%, 07/05/16	1,210,000	1,272,193

		4,092,623

Diversified Telecommunication Services 1.1%
AT&T, Inc., 0.88%, 02/13/15	895,000	902,292
Verizon Communications, Inc., 4.35%, 02/15/13	500,000	510,391

		1,412,683

Electric Utilities 1.4%
AEP Texas Central Transition Funding LLC, Series A-3, 5.09%, 07/01/15	1,150,000	1,243,524
Alabama Power Co., Series 07-D, 4.85%, 12/15/12	530,000	538,622

		1,782,146

Food & Staples Retailing 1.2%
CVS Caremark Corp., 4.88%, 09/15/14	200,000	217,207
Sysco Corp., 0.55%, 06/12/15	500,000	499,009
Wal-Mart Stores, Inc., 7.25%, 06/01/13	800,000	844,689

		1,560,905

Food Products 0.3%
Campbell Soup Co., 0.75%, 08/01/14(b)	280,000	280,555
Kellogg Co., 1.13%, 05/15/15	55,000	55,506

		336,061

Health Care Equipment & Supplies 1.1%
Baxter International, Inc., 4.00%, 03/01/14	800,000	843,439
Medtronic, Inc., 3.00%, 03/15/15	500,000	529,228

		1,372,667

Health Care Providers & Services 0.1%
UnitedHealth Group, Inc., 4.88%, 02/15/13	160,000	163,681

Hotels, Restaurants & Leisure 0.3%
McDonald’s Corp., 0.75%, 05/29/15	405,000	407,606

Household Products 0.4%
Procter & Gamble Co. (The), 3.15%, 09/01/15	425,000	457,458

Industrial Conglomerates 0.3%
General Electric Co., 5.00%, 02/01/13	420,000	429,570

Information Technology Services 0.8%
International Business Machines Corp. 0.88%, 10/31/14	520,000	524,702
0.75%, 05/11/15	250,000	251,511
Western Union Co. (The), 6.50%, 02/26/14	250,000	272,023

		1,048,236

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

Corporate Bonds (continued)
	Principal Amount	Market Value

Insurance 2.0%
Berkshire Hathaway, Inc., Series 1, 2.13%, 02/11/13	$800,000	$807,491
Metropolitan Life Global Funding I 5.13%, 04/10/13(a)	250,000	257,700
2.00%, 01/09/15(a)	500,000	508,924
New York Life Global Funding, 1.85%, 12/13/13(a)	700,000	712,138
Prudential Financial, Inc., 6.20%, 01/15/15	250,000	276,862

		2,563,115

Media 2.5%
NBCUniversal Media LLC, 3.65%, 04/30/15	1,050,000	1,122,399
Time Warner Cable, Inc. 8.25%, 02/14/14	550,000	611,408
3.50%, 02/01/15	510,000	540,943
Time Warner, Inc., 3.15%, 07/15/15	215,000	228,468
Viacom, Inc., 1.25%, 02/27/15	300,000	302,581
Walt Disney Co. (The), Series E, 0.88%, 12/01/14	450,000	454,748

		3,260,547

Metals & Mining 0.2%
Rio Tinto Finance USA PLC, 1.13%, 03/20/15	225,000	226,687

Office Electronics 0.1%
Xerox Corp., 8.25%, 05/15/14	135,000	150,923

Oil, Gas & Consumable Fuels 1.4%
ConocoPhillips 4.75%, 10/15/12	700,000	705,835
4.40%, 05/15/13	100,000	103,230
Occidental Petroleum Corp. 1.45%, 12/13/13	750,000	759,989
2.50%, 02/01/16	250,000	263,678

		1,832,732

Personal Products 0.2%
Colgate-Palmolive Co., 1.38%, 11/01/15	300,000	307,556

Pharmaceuticals 2.2%
Abbott Laboratories, 4.35%, 03/15/14	300,000	318,829
AstraZeneca PLC, 5.40%, 09/15/12	500,000	502,981
GlaxoSmithKline Capital PLC, 0.75%, 05/08/15	165,000	165,723
GlaxoSmithKline Capital, Inc., 4.38%, 04/15/14	535,000	571,285
Merck & Co., Inc., 2.25%, 01/15/16	555,000	582,893
Novartis Capital Corp., 4.13%, 02/10/14	500,000	527,722
Teva Pharmaceutical Finance IV LLC, 1.70%, 11/10/14	185,000	188,644

		2,858,077

Specialty Retail 0.8%
AutoZone, Inc., 5.88%, 10/15/12	350,000	353,667
Lowe’s Cos., Inc., 5.60%, 09/15/12	600,000	603,358

		957,025

Total Corporate Bonds (cost $43,921,229)		44,533,603

Municipal Bond 0.9%

	Principal Amount	Market Value
Louisiana 0.9%
Louisiana Public Facilities Authority, Series 2008-ELL, 5.75%, 02/01/19	1,103,656	1,224,275

Total Municipal Bond (cost $1,230,282)		1,224,275

Sovereign Bond 0.4%

	Principal Amount	Market Value
CANADA 0.4%
Province of Ontario Canada, 1.88%, 11/19/12	575,000	577,582

Total Sovereign Bond (cost $574,892)		577,582

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

U.S. Government Mortgage Backed Agencies 6.7%

	Principal Amount	Market Value
Federal Home Loan Mortgage Corp. Gold Pool
Pool# G11723 5.50%, 07/01/20	$203,162	$222,691
2.50%, 04/01/22	576,988	600,264
Pool# J11719 4.00%, 02/01/25	428,278	455,657
Pool# J12604 4.00%, 07/01/25	1,089,064	1,158,684
Pool# G13908 4.00%, 10/01/25	269,890	287,143
Pool# J13543 3.50%, 11/01/25	457,315	483,696
Federal National Mortgage Association Pool
Pool# 555547 4.50%, 05/01/18	540,729	584,596
Pool# 254833 4.50%, 08/01/18	332,964	359,976
Pool# AB4251 2.50%, 01/01/22	459,449	480,368
Pool# MA0979 3.00%, 02/01/22	929,736	980,755
Pool# AE5487 3.50%, 10/01/25	412,464	438,707
Pool# AB2130 3.50%, 01/01/26	333,073	354,265
Pool# AE0705 4.00%, 01/01/26	377,798	404,256
Pool# AB2518 4.00%, 03/01/26	520,938	557,746
Pool# AD0496 6.00%, 10/01/39	355,092	392,543
4.50%, 11/15/24	766,068	835,900

Total U.S. Government Mortgage Backed Agencies (cost $8,453,067)		8,597,247

U.S. Government Sponsored & Agency Obligations 5.2%

	Principal Amount	Market Value
Federal Farm Credit Bank 0.50%, 05/01/15	1,000,000	1,002,598
Federal Home Loan Banks 0.50%, 08/28/13	500,000	501,362
Federal Home Loan Mortgage Corp.
0.88%, 10/28/13	500,000	503,875
2.18%, 02/19/14	500,000	514,696
Federal National Mortgage Association
1.50%, 06/26/13	500,000	505,814
1.00%, 09/23/13	500,000	504,215
0.88%, 08/28/14	1,000,000	1,011,728
4.63%, 10/15/14	1,000,000	1,094,985
2.25%, 03/15/16	1,000,000	1,059,895

Total U.S. Government Sponsored & Agency Obligations (cost $6,625,526)		6,699,168

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

U.S. Treasury Notes 7.1%

	Principal Amount	Market Value
U.S. Treasury Notes
1.00%, 07/15/13	$530,000	$534,099
4.75%, 05/15/14	500,000	540,332
0.75%, 06/15/14	600,000	605,860
0.38%, 11/15/14	3,835,000	3,847,283
2.25%, 01/31/15	2,000,000	2,098,906
0.38%, 06/15/15	1,500,000	1,503,867

Total U.S. Treasury Notes (cost $9,101,723)		9,130,347

Yankee Dollar 0.4%

	Principal Amount	Market Value
Road & Rail 0.4%
Canadian National Railway Co., 5.80%, 06/01/16	450,000	524,524

Total Yankee Dollar (cost $514,759)		524,524

Mutual Fund 4.4%

	Shares	Market Value
Money Market Fund 4.4%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22%(c)	5,604,046	5,604,046

Total Mutual Fund (cost $5,604,046)		5,604,046

Total Investments (cost $127,505,191) (d) — 100.0%		128,522,506
Liabilities in excess of other assets — 0.0%†		(56,327)

NET ASSETS — 100.0%		$128,466,179

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2012 was $4,585,433 which represents 3.57% of net assets.
(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2012. The maturity date represents the actual maturity date.
(c)	Represents 7-day effective yield as of July 31, 2012.
(d)	At July 31, 2012, the tax basis cost of the Fund’s investments was $127,505,191, tax unrealized appreciation and depreciation were $1,202,139 and $(184,824), respectively.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Securities
BA	Limited
FDIC	Federal Deposit Insurance Corporation
LLC	Limited Liability Company
PLC	Public Limited Company
REMICS	Real Estate Mortgage Investment Conduits
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Short Duration Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$28,589,502	$—	$28,589,502
Collateralized Mortgage Obligations	—	15,061,059	—	15,061,059
Commercial Mortgage Backed Securities	—	7,981,153	—	7,981,153
Corporate Bonds	—	44,533,603	—	44,533,603
Municipal Bond	—	1,224,275	—	1,224,275
Mutual Fund	5,604,046	—	—	5,604,046
Sovereign Bond	—	577,582	—	577,582
U.S. Government Mortgage Backed Agencies	—	8,597,247	—	8,597,247
U.S. Government Sponsored & Agency Obligations	—	6,699,168	—	6,699,168
U.S. Treasury Notes	—	9,130,347	—	9,130,347
Yankee Dollar	—	524,524	—	524,524

Total	$5,604,046	$122,918,460	$—	$128,522,506

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks 96.9%

	Shares	Market Value
Aerospace & Defense 1.6%
AAR Corp.	18,072	$256,803
Aerovironment, Inc.*	7,770	181,507
American Science & Engineering, Inc.	4,020	229,301
API Technologies Corp.*(a)	14,392	49,509
Astronics Corp.*	4,717	141,887
Ceradyne, Inc.	10,900	239,800
CPI Aerostructures, Inc.*	2,507	28,455
Cubic Corp.	7,142	345,459
Curtiss-Wright Corp.	21,054	630,988
DigitalGlobe, Inc.*	16,237	316,134
Esterline Technologies Corp.*	13,759	807,929
GenCorp, Inc.*(a)	26,793	226,401
GeoEye, Inc.*	6,786	172,568
HEICO Corp.	23,647	843,962
Hexcel Corp.*	44,712	1,041,343
KEYW Holding Corp. (The)*(a)	8,342	91,845
Kratos Defense & Security Solutions, Inc.*	17,908	101,180
LMI Aerospace, Inc.*	4,039	72,823
Moog, Inc., Class A*	20,311	739,117
National Presto Industries, Inc.(a)	2,169	144,325
Orbital Sciences Corp.*	26,451	346,508
SIFCO Industries, Inc.	1,103	21,233
Sypris Solutions, Inc.	4,762	29,572
Taser International, Inc.*	25,157	136,099
Teledyne Technologies, Inc.*	16,501	1,028,012

		8,222,760

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	24,062	116,219
Atlas Air Worldwide Holdings, Inc.*	11,858	537,879
Echo Global Logistics, Inc.*(a)	6,617	119,371
Forward Air Corp.	13,048	436,586
Hub Group, Inc., Class A*	16,644	495,159
Pacer International, Inc.*	15,901	66,784
Park-Ohio Holdings Corp.*	3,888	66,757
XPO Logistics, Inc.*(a)	7,917	100,704

		1,939,459

Airlines 0.7%
Alaska Air Group, Inc.*	31,919	1,112,377
Allegiant Travel Co.*	6,715	477,168
Hawaiian Holdings, Inc.*	22,922	146,013
JetBlue Airways Corp.*	104,951	578,280
Republic Airways Holdings, Inc.*	21,967	99,950
SkyWest, Inc.	22,870	160,090
Spirit Airlines, Inc.*	18,699	402,216
US Airways Group, Inc.*(a)	72,888	835,296

		3,811,390

Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc.*	29,935	322,999
Amerigon, Inc.*	13,257	149,141
Cooper Tire & Rubber Co.	27,976	488,741
Dana Holding Corp.	66,312	873,992
Dorman Products, Inc.*	10,994	315,748
Drew Industries, Inc.*	8,640	232,070
Exide Technologies*	34,811	101,996
Federal-Mogul Corp.*	8,258	82,167
Fuel Systems Solutions, Inc.*	6,608	117,094
Modine Manufacturing Co.*	21,094	141,541
Shiloh Industries, Inc.	2,573	27,042
Spartan Motors, Inc.	15,206	77,551
Standard Motor Products, Inc.	9,010	126,681
Stoneridge, Inc.*	12,710	81,598
Superior Industries International, Inc.	10,347	176,830
Tenneco, Inc.*	27,250	798,152
Tower International, Inc.*	2,592	22,265

		4,135,608

Automobiles 0.0%†
Winnebago Industries, Inc.*(a)	13,020	131,893

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	3,496	376,589
Central European Distribution Corp.*(a)	29,592	96,470
Coca-Cola Bottling Co. Consolidated	2,080	139,714
Craft Brew Alliance, Inc.*	4,750	40,565
National Beverage Corp.*	5,066	73,457

		726,795

Biotechnology 3.9%
Achillion Pharmaceuticals, Inc.*(a)	23,916	158,324
Acorda Therapeutics, Inc.*	17,992	433,067
Aegerion Pharmaceuticals, Inc.*(a)	9,674	146,851
Affymax, Inc.*	16,229	263,397
Agenus, Inc.*	10,222	49,372
Alkermes PLC*	54,951	1,021,539
Allos Therapeutics, Inc.*	31,678	56,070
Alnylam Pharmaceuticals, Inc.*	20,809	388,920
AMAG Pharmaceuticals, Inc.*	9,586	148,391
Amicus Therapeutics, Inc.*(a)	13,533	66,718
Anacor Pharmaceuticals, Inc.*(a)	6,424	37,902
Arena Pharmaceuticals, Inc.*(a)	88,544	740,228
Arqule, Inc.*	26,497	160,307
Array BioPharma, Inc.*	40,257	206,921
Astex Pharmaceuticals, Inc.*	41,637	103,260
AVEO Pharmaceuticals, Inc.*(a)	17,461	228,739
BioCryst Pharmaceuticals, Inc.*(a)	22,090	98,080
Biospecifics Technologies Corp.*(a)	2,211	39,953

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Biotechnology (continued)
Biotime, Inc.*(a)	13,700	$52,882
Celldex Therapeutics, Inc.*	26,406	136,519
Cepheid, Inc.*	29,461	943,930
ChemoCentryx, Inc.*	2,436	35,298
Clovis Oncology, Inc.*(a)	6,136	108,546
Codexis, Inc.*(a)	11,643	35,860
Coronado Biosciences, Inc.*(a)	6,037	35,860
Cubist Pharmaceuticals, Inc.*	28,431	1,224,239
Curis, Inc.*(a)	35,520	171,917
Cytori Therapeutics, Inc.*(a)	24,267	63,580
Dendreon Corp.*(a)	69,126	329,040
Discovery Laboratories, Inc.*	19,434	49,168
DUSA Pharmaceuticals, Inc.*	10,129	55,406
Dyax Corp.*	44,673	118,383
Dynavax Technologies Corp.*(a)	78,268	302,114
Emergent Biosolutions, Inc.*	11,603	169,520
Enzon Pharmaceuticals, Inc.*(a)	18,890	125,241
Exact Sciences Corp.*	25,685	263,271
Exelixis, Inc.*(a)	66,662	416,637
Genomic Health, Inc.*	7,214	242,174
Geron Corp.*(a)	59,226	101,869
GTx, Inc.*	11,865	41,765
Halozyme Therapeutics, Inc.*	40,302	363,524
Horizon Pharma, Inc.*(a)	9,468	54,062
Idenix Pharmaceuticals, Inc.*(a)	33,589	340,257
ImmunoCellular Therapeutics Ltd.*(a)	17,855	56,243
ImmunoGen, Inc.*	34,717	560,332
Immunomedics, Inc.*(a)	29,712	102,803
Infinity Pharmaceuticals, Inc.*(a)	8,791	153,491
InterMune, Inc.*(a)	29,363	259,275
Ironwood Pharmaceuticals, Inc.*(a)	33,720	433,976
Isis Pharmaceuticals, Inc.*(a)	44,980	545,158
Keryx Biopharmaceuticals, Inc.*(a)	32,059	58,347
Lexicon Pharmaceuticals, Inc.*(a)	89,226	215,927
Ligand Pharmaceuticals, Inc., Class B*	7,824	151,394
MannKind Corp.*(a)	50,625	120,487
Maxygen, Inc.*	12,501	75,381
Merrimack Pharmaceuticals, Inc.*(a)	6,789	54,108
Momenta Pharmaceuticals, Inc.*	21,020	298,904
Neurocrine Biosciences, Inc.*	29,754	226,130
NewLink Genetics Corp.*(a)	5,688	67,573
Novavax, Inc.*(a)	52,040	116,049
NPS Pharmaceuticals, Inc.*	38,671	298,153
OncoGenex Pharmaceutical, Inc.*(a)	6,475	90,391
Oncothyreon, Inc.*(a)	25,398	107,434
Opko Health, Inc.*(a)	48,103	203,957
Orexigen Therapeutics, Inc.*(a)	27,133	133,766
Osiris Therapeutics, Inc.*(a)	7,458	65,034
PDL BioPharma, Inc.	62,743	426,025
Pharmacyclics, Inc.*(a)	24,439	1,300,399
Progenics Pharmaceuticals, Inc.*	13,582	70,762
Raptor Pharmaceutical Corp.*(a)	21,923	109,177
Repligen Corp.*	13,795	55,456
Rigel Pharmaceuticals, Inc.*	32,100	351,174
Sangamo BioSciences, Inc.*(a)	23,553	123,889
Seattle Genetics, Inc.*(a)	42,684	1,116,613
SIGA Technologies, Inc.*(a)	15,735	45,789
Spectrum Pharmaceuticals, Inc.*(a)	26,730	373,953
Sunesis Pharmaceuticals, Inc.*(a)	12,671	37,633
Synageva BioPharma Corp.*	4,126	206,548
Synergy Pharmaceuticals, Inc.*(a)	18,428	75,370
Synta Pharmaceuticals Corp.*(a)	16,685	122,635
Targacept, Inc.*	12,326	53,248
Theravance, Inc.*(a)	27,245	793,647
Threshold Pharmaceuticals, Inc.*(a)	20,240	140,466
Trius Therapeutics, Inc.*	11,117	61,255
Vanda Pharmaceuticals, Inc.*	12,722	51,270
Verastem, Inc.*(a)	2,782	25,984
Vical, Inc.*(a)	34,206	118,353
XOMA Corp.*(a)	30,552	110,904
ZIOPHARM Oncology, Inc.*(a)	29,698	167,200

		20,461,164

Building Products 0.7%
A.O. Smith Corp.	17,486	864,158
AAON, Inc.(a)	8,303	151,696
Ameresco, Inc., Class A*	9,019	109,671
American Woodmark Corp.*	4,338	72,315
Apogee Enterprises, Inc.	12,712	205,807
Builders FirstSource, Inc.*(a)	20,179	72,644
Gibraltar Industries, Inc.*	13,752	130,919
Griffon Corp.	20,443	179,694
Insteel Industries, Inc.(a)	7,917	78,853
NCI Building Systems, Inc.*	8,148	87,673
Nortek, Inc.*(a)	3,470	177,039
Patrick Industries, Inc.*(a)	1,804	20,999
PGT, Inc.*(a)	8,700	25,578
Quanex Building Products Corp.	16,531	279,374
Simpson Manufacturing Co., Inc.	17,975	435,714
Trex Co., Inc.*(a)	6,271	159,785
Universal Forest Products, Inc.	8,853	282,676
USG Corp.*(a)	33,275	540,386

		3,874,981

Capital Markets 2.2%
Apollo Investment Corp.	91,164	700,140
Arlington Asset Investment Corp., Class A(a)	3,763	84,141
Artio Global Investors, Inc.	14,101	45,546
BGC Partners, Inc., Class A	44,282	220,082
BlackRock Kelso Capital Corp.(a)	31,255	295,360
Calamos Asset Management, Inc., Class A	8,586	90,754
Capital Southwest Corp.(a)	1,334	139,270

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Capital Markets (continued)
CIFC Corp.*(a)	2,957	$21,675
Cohen & Steers, Inc.(a)	8,303	273,999
Cowen Group, Inc., Class A*	39,236	98,090
Diamond Hill Investment Group, Inc.	1,208	90,250
Duff & Phelps Corp., Class A	14,068	207,362
Edelman Financial Group, Inc.	9,301	80,640
Epoch Holding Corp.	7,178	151,312
Evercore Partners, Inc., Class A	12,845	297,619
FBR & Co.*	18,599	54,123
Fidus Investment Corp.(a)	4,223	64,527
Fifth Street Finance Corp.	37,114	375,223
Financial Engines, Inc.*(a)	20,801	390,435
FXCM, Inc., Class A(a)	9,264	97,272
GAMCO Investors, Inc., Class A	2,902	129,690
GFI Group, Inc.	31,173	99,130
Gladstone Capital Corp.	9,480	77,262
Gladstone Investment Corp.	9,960	71,911
Golub Capital BDC, Inc.(a)	6,436	98,986
Greenhill & Co., Inc.(a)	13,051	518,386
GSV Capital Corp.*(a)	8,685	88,761
Harris & Harris Group, Inc.*(a)	13,905	51,727
Hercules Technology Growth Capital, Inc.(a)	22,373	251,249
HFF, Inc., Class A*	14,697	191,943
Horizon Technology Finance Corp.	2,788	45,667
ICG Group, Inc.*	16,842	150,567
INTL. FCStone, Inc.*(a)	6,199	118,091
Investment Technology Group, Inc.*	17,476	144,701
JMP Group, Inc.	7,194	44,819
KBW, Inc.(a)	15,598	251,284
KCAP Financial, Inc.*(a)	9,818	78,151
Knight Capital Group, Inc., Class A*	44,058	455,119
Ladenburg Thalmann Financial Services, Inc.*(a)	47,067	66,835
Main Street Capital Corp.(a)	10,789	264,438
Manning & Napier, Inc.	6,083	82,972
MCG Capital Corp.(a)	34,388	150,619
Medallion Financial Corp.	8,095	89,693
Medley Capital Corp.	7,770	96,348
MVC Capital, Inc.	10,683	135,781
New Mountain Finance Corp.(a)	3,835	54,495
NGP Capital Resources Co.	9,755	71,211
Oppenheimer Holdings, Inc., Class A	4,617	64,222
PennantPark Investment Corp.	25,358	264,737
Piper Jaffray Cos.*	7,344	156,501
Prospect Capital Corp.(a)	66,354	735,202
Pzena Investment Management, Inc., Class A	4,425	17,036
Safeguard Scientifics, Inc.*	9,336	144,428
Solar Capital Ltd.	16,475	375,136
Solar Senior Capital Ltd.	4,256	72,480
Stifel Financial Corp.*	24,121	726,042
SWS Group, Inc.*	13,106	75,097
TCP Capital Corp.(a)	2,575	37,389
THL Credit, Inc.	5,374	74,161
TICC Capital Corp.(a)	17,023	165,804
Triangle Capital Corp.(a)	12,270	281,351
Virtus Investment Partners, Inc.*	2,728	228,388
Walter Investment Management Corp.	12,856	290,803
Westwood Holdings Group, Inc.	2,992	111,452
WisdomTree Investments, Inc.*	26,290	175,880

		11,653,765

Chemicals 2.0%
A. Schulman, Inc.	13,267	290,017
ADA-ES, Inc.*(a)	4,046	91,682
American Vanguard Corp.	12,504	292,469
Arabian American Development Co.*(a)	9,007	85,567
Balchem Corp.	13,134	437,756
Calgon Carbon Corp.*	25,546	353,557
Chase Corp.(a)	2,747	42,469
Chemtura Corp.*	44,293	598,841
Ferro Corp.*	38,925	119,500
Flotek Industries, Inc.*(a)	22,283	217,705
FutureFuel Corp.(a)	8,640	84,067
Georgia Gulf Corp.	15,376	504,025
GSE Holding, Inc.*(a)	3,637	37,752
H.B. Fuller Co.	22,403	654,616
Hawkins, Inc.(a)	4,099	155,926
Innophos Holdings, Inc.	9,789	567,468
Innospec, Inc.*	10,365	322,559
KMG Chemicals, Inc.	3,496	62,508
Koppers Holdings, Inc.	9,313	306,770
Kraton Performance Polymers, Inc.*	14,472	338,934
Landec Corp.*	11,572	92,460
LSB Industries, Inc.*	8,422	270,599
Minerals Technologies, Inc.	7,965	509,282
Olin Corp.	35,952	727,669
OM Group, Inc.*	14,529	228,105
Omnova Solutions, Inc.*	20,744	151,016
PolyOne Corp.	40,241	592,750
Quaker Chemical Corp.	5,819	257,607
Sensient Technologies Corp.	22,415	794,612
Spartech Corp.*	13,814	70,313
Stepan Co.	3,770	334,248
TPC Group, Inc.*	5,791	222,954
Tredegar Corp.	10,832	160,422
Zep, Inc.	9,956	151,929
Zoltek Cos., Inc.*(a)	12,498	104,233

		10,232,387

Commercial Banks 6.4%
1st Source Corp.	6,659	147,963
1st United Bancorp, Inc.*	13,519	80,168

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Access National Corp.(a)	3,324	$45,938
Alliance Financial Corp.	2,168	76,162
American National Bankshares, Inc.(a)	3,509	79,374
Ameris Bancorp*	10,636	126,994
Ames National Corp.(a)	3,717	80,436
Arrow Financial Corp.(a)	4,582	111,434
Bancfirst Corp.	2,931	119,057
Banco Latinoamericano de Comercio Exterior SA, Class E	12,728	258,633
Bancorp, Inc. (The)*	13,173	123,168
BancorpSouth, Inc.	42,457	615,202
Bank of Kentucky Financial Corp. (The)	2,649	65,086
Bank of Marin Bancorp	2,425	90,744
Bank of the Ozarks, Inc.	13,160	423,620
Banner Corp.	8,202	186,431
Bar Harbor Bankshares	1,716	59,768
BBCN Bancorp, Inc.*	35,091	397,932
Berkshire Bancorp, Inc.*(a)	1,878	15,531
Boston Private Financial Holdings, Inc.	35,172	330,969
Bridge Bancorp, Inc.(a)	3,868	77,553
Bridge Capital Holdings*(a)	4,179	64,900
Bryn Mawr Bank Corp.	5,175	107,019
BSB Bancorp, Inc./MA*	3,666	45,642
C&F Financial Corp.(a)	1,440	58,939
Camden National Corp.	3,462	124,874
Capital Bank Corp.*(a)	6,397	15,161
Capital City Bank Group, Inc.	5,265	38,592
Cardinal Financial Corp.	13,167	168,538
Cascade Bancorp*(a)	2,677	13,867
Cathay General Bancorp	35,395	573,045
Center Bancorp, Inc.(a)	5,423	59,924
Centerstate Banks, Inc.	13,669	105,935
Central Pacific Financial Corp.*	9,712	130,141
Century Bancorp, Inc., Class A(a)	1,611	48,459
Chemical Financial Corp.	12,409	278,334
Citizens & Northern Corp.	5,526	102,176
Citizens Republic Bancorp, Inc.*	18,000	324,000
City Holding Co.(a)	6,658	220,047
CNB Financial Corp.	5,639	92,874
CoBiz Financial, Inc.	15,869	106,322
Columbia Banking System, Inc.	17,861	322,391
Community Bank System, Inc.	17,763	488,660
Community Trust Bancorp, Inc.	6,322	214,569
Crescent Financial Bancshares, Inc.*(a)	1,252	6,661
CVB Financial Corp.(a)	39,739	468,920
Eagle Bancorp, Inc.*	7,519	133,462
Enterprise Bancorp, Inc.	2,690	44,681
Enterprise Financial Services Corp.	7,994	100,325
Farmers National Banc Corp.(a)	8,321	48,927
Fidelity Southern Corp.(a)	4,273	38,797
Financial Institutions, Inc.	6,245	107,414
First Bancorp, Inc.(a)	4,002	67,234
First Bancorp, North Carolina	6,836	58,243
First Bancorp, Puerto Rico*	31,538	119,214
First Busey Corp.	33,667	156,888
First California Financial Group, Inc.*	10,121	67,912
First Commonwealth Financial Corp.	47,353	331,945
First Community Bancshares, Inc.	7,239	104,893
First Connecticut Bancorp, Inc.	8,058	107,252
First Financial Bancorp	26,364	420,769
First Financial Bankshares, Inc.(a)	14,183	489,243
First Financial Corp.(a)	5,055	149,881
First Interstate BancSystem, Inc.	7,331	105,640
First Merchants Corp.	12,885	183,354
First Midwest Bancorp, Inc.	33,677	380,550
First of Long Island Corp. (The)	3,493	100,214
FirstMerit Corp.	49,343	799,357
FNB Corp.	62,797	683,231
FNB United Corp.*(a)	4,490	53,341
German American Bancorp, Inc.(a)	5,707	116,137
Glacier Bancorp, Inc.	32,372	491,083
Great Southern Bancorp, Inc.(a)	4,583	140,469
Green Bankshares, Inc.*(a)	5,383	9,743
Guaranty Bancorp*	34,167	65,601
Hancock Holding Co.	34,306	1,045,647
Hanmi Financial Corp.*	14,262	156,169
Heartland Financial USA, Inc.	6,553	171,230
Heritage Commerce Corp.*	9,262	56,776
Heritage Financial Corp.(a)	7,080	98,058
Heritage Oaks Bancorp*(a)	8,967	48,422
Home BancShares, Inc.	9,973	300,686
Horizon Bancorp(a)	1,674	45,165
Hudson Valley Holding Corp.	7,009	118,172
IBERIABANK Corp.	13,280	621,902
Independent Bank Corp.(a)	9,745	289,524
International Bancshares Corp.	23,984	439,627
Investors Bancorp, Inc.*	19,887	323,561
Lakeland Bancorp, Inc.	12,136	114,321
Lakeland Financial Corp.	7,378	189,910
MainSource Financial Group, Inc.	9,096	106,241
MB Financial, Inc.	24,592	496,512
Mercantile Bank Corp.*(a)	3,862	63,955
Merchants Bancshares, Inc.	2,319	61,314
Metro Bancorp, Inc.*	6,362	79,525
MetroCorp Bancshares, Inc.*(a)	7,109	73,507
Middleburg Financial Corp.(a)	2,379	38,468
MidSouth Bancorp, Inc.	3,772	53,751
MidWestOne Financial Group, Inc.	3,023	64,329
National Bankshares, Inc.(a)	3,176	96,614
National Penn Bancshares, Inc.	55,556	491,115
NBT Bancorp, Inc.	15,006	315,276

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
Northrim BanCorp, Inc.	2,894	$58,343
Old National Bancorp	42,609	521,534
OmniAmerican Bancorp, Inc.*	5,056	106,125
Oriental Financial Group, Inc.	18,238	189,310
Pacific Capital Bancorp*	1,879	85,720
Pacific Continental Corp.	8,211	75,788
Pacific Mercantile Bancorp*	4,763	31,817
PacWest Bancorp	13,656	312,859
Park National Corp.(a)	5,127	347,303
Park Sterling Corp.*(a)	14,734	67,629
Peapack Gladstone Financial Corp.(a)	3,957	60,542
Penns Woods Bancorp, Inc.	1,743	67,890
Peoples Bancorp, Inc.	4,830	105,584
Pinnacle Financial Partners, Inc.*	15,561	304,218
Preferred Bank, Los Angeles*	5,266	56,767
PrivateBancorp, Inc.	27,156	416,030
Prosperity Bancshares, Inc.	21,342	865,845
Renasant Corp.	11,346	200,824
Republic Bancorp, Inc., Class A(a)	4,514	106,576
S&T Bancorp, Inc.	13,023	214,880
Sandy Spring Bancorp, Inc.	10,881	193,791
SCBT Financial Corp.	6,801	251,909
Seacoast Banking Corp. of Florida*(a)	33,158	46,421
Sierra Bancorp	5,462	58,334
Simmons First National Corp., Class A(a)	7,697	179,648
Southside Bancshares, Inc.(a)	7,821	163,146
Southwest Bancorp, Inc.*	8,865	81,558
State Bank Financial Corp.*	14,282	227,227
StellarOne Corp.	10,495	140,528
Sterling Bancorp	13,889	133,196
Sterling Financial Corp.*	12,078	242,285
Suffolk Bancorp*	4,419	57,447
Sun Bancorp, Inc.*(a)	18,052	53,073
Susquehanna Bancshares, Inc.	84,440	900,130
SY Bancorp, Inc.	5,528	129,189
Taylor Capital Group, Inc.*(a)	7,343	128,135
Texas Capital Bancshares, Inc.*	17,056	734,943
Tompkins Financial Corp.	4,182	164,185
TowneBank(a)	11,861	169,612
TriCo Bancshares	7,213	109,998
Trustmark Corp.	29,153	704,920
UMB Financial Corp.	14,530	698,312
Umpqua Holdings Corp.	50,357	628,455
Union First Market Bankshares Corp.	9,076	138,591
United Bankshares, Inc.(a)	17,603	410,150
United Community Banks, Inc.*	18,724	127,510
Univest Corp. of Pennsylvania	7,560	120,280
Virginia Commerce Bancorp, Inc.*	12,084	97,518
Washington Banking Co.(a)	6,980	97,580
Washington Trust Bancorp, Inc.	6,498	161,280
Webster Financial Corp.	32,424	665,340
WesBanco, Inc.	10,548	218,449
West Bancorporation, Inc.(a)	7,082	71,811
West Coast Bancorp*	8,169	162,481
Westamerica Bancorporation(a)	12,554	577,484
Western Alliance Bancorp*	31,456	290,024
Wilshire Bancorp, Inc.*	27,848	176,556
Wintrust Financial Corp.	16,333	599,584

		33,634,394

Commercial Services & Supplies 2.3%
A.T. Cross Co., Class A*	4,406	42,430
ABM Industries, Inc.	24,125	448,725
ACCO Brands Corp.*	50,749	429,844
Acorn Energy, Inc.(a)	8,042	69,804
American Reprographics Co.*	16,388	71,615
Asset Acceptance Capital Corp.*	7,160	41,743
Asta Funding, Inc.	4,999	46,591
Brink’s Co. (The)	21,213	492,142
Casella Waste Systems, Inc., Class A*	11,621	58,686
CECO Environmental Corp.(a)	3,177	25,416
Cenveo, Inc.*(a)	24,490	46,286
CompX International, Inc.	423	5,431
Consolidated Graphics, Inc.*	3,575	84,763
Courier Corp.	4,675	51,986
Deluxe Corp.	22,891	648,273
Encore Capital Group, Inc.*	9,867	276,276
EnergySolutions, Inc.*	35,640	59,162
EnerNOC, Inc.*	11,079	70,241
Ennis, Inc.	11,719	168,050
G&K Services, Inc., Class A	8,458	266,512
Geo Group, Inc. (The)*	27,572	637,465
Healthcare Services Group, Inc.	30,170	654,086
Heritage-Crystal Clean, Inc.*(a)	3,451	60,323
Herman Miller, Inc.	26,160	478,728
HNI Corp.	20,443	543,170
InnerWorkings, Inc.*	14,268	171,073
Interface, Inc.	26,284	348,526
Intersections, Inc.	4,136	58,897
Kimball International, Inc., Class B	14,619	136,688
Knoll, Inc.	21,488	294,171
McGrath RentCorp	11,121	295,930
Metalico, Inc.*	18,217	35,341
Mine Safety Appliances Co.	12,396	425,431
Mobile Mini, Inc.*(a)	17,154	245,645
Multi-Color Corp.	6,038	117,379
NL Industries, Inc.(a)	3,007	35,483
Portfolio Recovery Associates, Inc.*	7,698	651,867
Quad/Graphics, Inc.(a)	11,242	173,014
Schawk, Inc.	5,306	60,382
Standard Parking Corp.*	7,010	148,682
Steelcase, Inc., Class A	34,190	293,008
Swisher Hygiene, Inc.*(a)	50,411	101,326
Sykes Enterprises, Inc.*	17,534	259,328
Team, Inc.*	8,940	278,392
Tetra Tech, Inc.*	28,480	732,221
TMS International Corp., Class A*	5,755	56,284
TRC Cos., Inc.*	6,970	45,793
UniFirst Corp.	6,505	407,343
United Stationers, Inc.	18,257	460,259
US Ecology, Inc.	8,282	161,499
Viad Corp.	9,028	156,455

		11,928,165

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value

Communications Equipment 1.9%
ADTRAN, Inc.	28,629	$617,814
Ambient Corp.*(a)	1,224	7,173
Anaren, Inc.*	6,726	134,991
Arris Group, Inc.*	50,780	644,398
Aruba Networks, Inc.*(a)	50,206	711,921
Aviat Networks, Inc.*	27,445	62,026
Aware, Inc.	5,148	31,866
Bel Fuse, Inc., Class B	4,747	85,588
Black Box Corp.	7,870	209,657
CalAmp Corp.*	12,903	97,160
Calix, Inc.*(a)	17,667	81,445
Ciena Corp.*(a)	44,508	713,463
Comtech Telecommunications Corp.	8,534	233,149
Digi International, Inc.*	11,654	106,634
Emulex Corp.*	38,813	251,120
Extreme Networks*	42,326	135,443
Finisar Corp.*	40,987	509,468
Globecomm Systems, Inc.*	10,335	105,210
Harmonic, Inc.*	52,750	223,660
Infinera Corp.*(a)	49,258	271,904
InterDigital, Inc.(a)	19,915	543,680
Ixia*	18,929	293,400
KVH Industries, Inc.*	6,536	85,295
Loral Space & Communications, Inc.	4,935	355,073
NETGEAR, Inc.*	17,055	590,615
Numerex Corp., Class A*(a)	4,373	41,587
Oclaro, Inc.*	23,151	64,823
Oplink Communications, Inc.*	8,562	113,532
ParkerVision, Inc.*(a)	34,122	85,646
PC-Tel, Inc.	8,152	50,216
Plantronics, Inc.	19,094	626,665
Procera Networks, Inc.*(a)	8,659	220,631
ShoreTel, Inc.*	21,517	100,700
Sonus Networks, Inc.*	95,445	158,439
Sycamore Networks, Inc.*	9,215	131,314
Symmetricom, Inc.*	18,723	112,151
Tellabs, Inc.	164,343	540,688
Telular Corp.	7,445	70,206
Tessco Technologies, Inc.	2,422	45,413
Ubiquiti Networks, Inc.*	4,714	66,656
ViaSat, Inc.*	16,844	645,125
Westell Technologies, Inc., Class A*	22,407	49,071

		10,225,016

Computers & Peripherals 0.8%
3D Systems Corp.*(a)	20,931	795,378
Avid Technology, Inc.*	13,423	123,626
Cray, Inc.*	16,650	206,960
Datalink Corp.*	6,827	53,729
Electronics for Imaging, Inc.*	20,830	304,535
Imation Corp.*	13,827	77,016
Immersion Corp.*	12,621	70,551
Intermec, Inc.*	26,944	162,203
Intevac, Inc.*	10,427	61,206
OCZ Technology Group, Inc.*(a)	30,252	189,680
QLogic Corp.*	43,750	504,875
Quantum Corp.*	105,306	155,853
Silicon Graphics International Corp.*(a)	14,542	96,704
STEC, Inc.*(a)	15,964	128,829
Stratasys, Inc.*	9,568	586,327
Super Micro Computer, Inc.*	13,081	162,335
Synaptics, Inc.*(a)	15,126	399,024

		4,078,831

Construction & Engineering 0.7%
Aegion Corp.*	17,627	306,710
Argan, Inc.	4,409	69,706
Comfort Systems USA, Inc.	16,831	164,776
Dycom Industries, Inc.*	15,114	263,286
EMCOR Group, Inc.	29,967	789,031
Furmanite Corp.*(a)	16,727	74,937
Granite Construction, Inc.	17,349	449,339
Great Lakes Dredge & Dock Corp.	26,563	189,394
Layne Christensen Co.*	8,902	187,832
MasTec, Inc.*(a)	26,167	417,625
Michael Baker Corp.*	3,904	98,459
MYR Group, Inc.*	9,197	150,095
Northwest Pipe Co.*	4,197	102,197
Orion Marine Group, Inc.*	12,168	87,975
Pike Electric Corp.*	7,688	65,886
Primoris Services Corp.(a)	13,435	165,922
Sterling Construction Co., Inc.*	7,312	72,608
Tutor Perini Corp.*	16,015	181,931

		3,837,709

Construction Materials 0.3%
Eagle Materials, Inc.	20,338	706,746
Headwaters, Inc.*	27,673	172,956
Texas Industries, Inc.(a)	10,146	423,798
United States Lime & Minerals, Inc.*	788	35,925

		1,339,425

Consumer Finance 0.6%
Cash America International, Inc.	13,222	506,667
Credit Acceptance Corp.*	3,548	340,111
DFC Global Corp.*	19,782	379,221
EZCORP, Inc., Class A*	21,584	485,640
First Cash Financial Services, Inc.*	12,888	516,809
First Marblehead Corp. (The)*(a)	26,569	28,429
Green Dot Corp., Class A*(a)	10,784	112,585
Nelnet, Inc., Class A	10,791	253,696
Netspend Holdings, Inc.*(a)	14,016	123,341
Nicholas Financial, Inc.(a)	4,539	60,006
Regional Management Corp.*(a)	2,186	32,987
World Acceptance Corp.*(a)	4,964	353,784

		3,193,276

Containers & Packaging 0.2%
AEP Industries, Inc.*(a)	1,892	88,886
Boise, Inc.	45,115	333,851
Graphic Packaging Holding Co.*	75,169	420,946
Myers Industries, Inc.	15,049	247,406
UFP Technologies, Inc.*	2,436	39,877

		1,130,966

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value

Distributors 0.2%
Core-Mark Holding Co., Inc.	5,130	$247,728
Pool Corp.	21,324	786,002
VOXX International Corp.*	8,218	61,553
Weyco Group, Inc.(a)	2,950	70,210

		1,165,493

Diversified Consumer Services 1.1%
American Public Education, Inc.*(a)	8,090	203,140
Ascent Capital Group, Inc., Class A*	6,391	318,144
Bridgepoint Education, Inc.*(a)	7,770	70,707
Capella Education Co.*	6,060	160,711
Career Education Corp.*	23,185	109,201
Carriage Services, Inc.	7,027	56,778
Coinstar, Inc.*(a)	14,053	667,377
Collectors Universe(a)	2,400	35,016
Corinthian Colleges, Inc.*(a)	35,271	71,247
Education Management Corp.*(a)	11,925	44,838
Grand Canyon Education, Inc.*	17,930	298,355
Hillenbrand, Inc.	24,765	428,187
K12, Inc.*(a)	11,981	216,617
Lincoln Educational Services Corp.	10,255	44,712
Mac-Gray Corp.	5,323	73,617
Matthews International Corp., Class A	12,651	366,879
National American University Holdings, Inc.	4,756	19,642
Regis Corp.	25,851	437,399
Sotheby’s(a)	30,411	892,563
Steiner Leisure Ltd.*	6,848	285,562
Stewart Enterprises, Inc., Class A(a)	33,543	229,099
Strayer Education, Inc.(a)	5,328	387,132
Universal Technical Institute, Inc.	9,639	110,752

		5,527,675

Diversified Financial Services 0.3%
California First National Bancorp(a)	1,047	17,003
FX Alliance, Inc.*(a)	2,694	59,537
Gain Capital Holdings, Inc.(a)	6,711	32,213
MarketAxess Holdings, Inc.	16,407	495,820
Marlin Business Services Corp.	3,644	55,972
MicroFinancial, Inc.	3,863	37,278
NewStar Financial, Inc.*	11,835	141,073
PHH Corp.*	25,434	412,285
PICO Holdings, Inc.*	10,217	246,332
Resource America, Inc., Class A	5,399	32,772

		1,530,285

Diversified Telecommunication Services 0.6%
8x8, Inc.*(a)	31,767	173,765
Atlantic Tele-Network, Inc.	4,067	142,182
Cbeyond, Inc.*	12,323	87,863
Cincinnati Bell, Inc.*	88,660	341,341
Cogent Communications Group, Inc.*	21,086	389,458
Consolidated Communications Holdings, Inc.	16,383	259,834
FairPoint Communications, Inc.*(a)	9,486	57,959
General Communication, Inc., Class A*	16,738	158,007
Hawaiian Telcom Holdco, Inc.*(a)	4,603	82,854
HickoryTech Corp.	6,158	65,706
IDT Corp., Class B	6,882	69,646
inContact, Inc.*(a)	14,210	73,039
Iridium Communications, Inc.*(a)	22,278	201,839
Lumos Networks Corp.	6,881	61,654
magicJack VocalTec Ltd.*(a)	6,785	150,695
Neutral Tandem, Inc.*	12,655	172,867
ORBCOMM, Inc.*	15,997	49,751
Premiere Global Services, Inc.*	22,510	206,192
Primus Telecommunications Group, Inc.	5,438	86,084
Towerstream Corp.*(a)	21,489	85,311
Vonage Holdings Corp.*	59,048	105,696

		3,021,743

Electric Utilities 1.6%
ALLETE, Inc.	17,127	710,085
Cleco Corp.	27,364	1,197,449
El Paso Electric Co.	17,987	608,860
Empire District Electric Co. (The)	18,915	406,672
IDACORP, Inc.	22,492	949,162
MGE Energy, Inc.	10,388	498,001
Otter Tail Corp.(a)	16,244	381,247
PNM Resources, Inc.	35,751	743,621
Portland General Electric Co.	33,898	923,043
UIL Holdings Corp.	22,754	842,808
Unitil Corp.	6,182	164,194
UNS Energy Corp.	18,075	735,652

		8,160,794

Electrical Equipment 1.1%
A123 Systems, Inc.*(a)	48,052	21,143
Acuity Brands, Inc.	19,016	1,101,787
American Superconductor Corp.*(a)	17,603	65,307
AZZ, Inc.	11,334	348,067
Belden, Inc.	20,430	656,416
Brady Corp., Class A	22,012	583,978
Capstone Turbine Corp.*(a)	134,093	139,457
Coleman Cable, Inc.	3,932	34,090
Encore Wire Corp.	8,415	230,571
EnerSys, Inc.*	21,530	735,250
Enphase Energy, Inc.*(a)	3,522	20,463
Franklin Electric Co., Inc.	10,519	593,377
FuelCell Energy, Inc.*(a)	68,247	70,977
Generac Holdings, Inc.	11,112	253,576
Global Power Equipment Group, Inc.(a)	7,726	158,769
II-VI, Inc.*	23,601	411,601
LSI Industries, Inc.	8,730	56,309
Powell Industries, Inc.*	4,012	137,491
Preformed Line Products Co.	1,039	56,241
Thermon Group Holdings, Inc.*(a)	6,611	142,004
Vicor Corp.	8,812	59,129

		5,876,003

Electronic Equipment, Instruments & Components 2.3%
Aeroflex Holding Corp.*(a)	8,872	53,321
Agilysys, Inc.*	6,637	57,676
Anixter International, Inc.	12,663	720,651
Audience, Inc.*	2,706	48,843

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
Badger Meter, Inc.(a)	6,525	$221,132
Benchmark Electronics, Inc.*	25,871	407,727
Brightpoint, Inc.*	30,994	278,016
Checkpoint Systems, Inc.*	18,152	139,589
Cognex Corp.	19,238	650,244
Coherent, Inc.*	10,625	518,819
CTS Corp.	15,249	135,716
Daktronics, Inc.	16,238	125,520
DTS, Inc.*	8,089	150,698
Echelon Corp.*	17,044	54,882
Electro Rent Corp.	8,386	140,549
Electro Scientific Industries, Inc.	10,316	128,022
Fabrinet*	9,902	131,499
FARO Technologies, Inc.*	7,600	327,028
FEI Co.	17,017	811,881
GSI Group, Inc.*	13,091	134,837
Insight Enterprises, Inc.*	19,933	334,077
InvenSense, Inc.*(a)	16,345	210,851
KEMET Corp.*	20,207	97,600
Key Tronic Corp.*(a)	4,714	34,978
LeCroy Corp.*	7,577	108,275
Littelfuse, Inc.	9,730	521,917
Maxwell Technologies, Inc.*(a)	13,115	85,379
Measurement Specialties, Inc.*	6,786	202,087
Mercury Computer Systems, Inc.*	13,908	162,306
Mesa Laboratories, Inc.(a)	1,153	53,384
Methode Electronics, Inc.	16,494	145,147
MTS Systems Corp.	7,219	313,810
Multi-Fineline Electronix, Inc.*	3,950	103,371
Neonode, Inc.*(a)	10,113	51,071
NeoPhotonics Corp.*(a)	8,678	43,043
Newport Corp.*	17,149	192,926
OSI Systems, Inc.*	8,919	575,632
Park Electrochemical Corp.	9,335	252,138
PC Connection, Inc.	3,965	47,144
Plexus Corp.*	15,681	450,358
Power-One, Inc.*(a)	30,303	151,515
Radisys Corp.*	10,247	34,942
RealD, Inc.*(a)	19,722	191,303
Richardson Electronics Ltd.	6,216	76,146
Rofin-Sinar Technologies, Inc.*	12,812	232,282
Rogers Corp.*	7,298	261,633
Sanmina-SCI Corp.*	36,590	312,479
ScanSource, Inc.*	12,377	357,324
SYNNEX Corp.*	11,801	399,228
TTM Technologies, Inc.*	23,841	260,821
Universal Display Corp.*(a)	17,836	566,471
Viasystems Group, Inc.*	1,709	26,319
Vishay Precision Group, Inc.*	5,488	74,637
Zygo Corp.*	7,320	130,882

		12,298,126

Energy Equipment & Services 1.9%
Basic Energy Services, Inc.*(a)	13,837	149,716
Bolt Technology Corp.	3,819	55,567
Bristow Group, Inc.	16,057	734,929
C&J Energy Services, Inc.*(a)	19,997	375,544
Cal Dive International, Inc.*(a)	42,999	69,658
Dawson Geophysical Co.*	3,600	82,944
Dril-Quip, Inc.*	18,043	1,322,732
Exterran Holdings, Inc.*	29,103	429,851
Forbes Energy Services Ltd.*(a)	6,512	28,718
Forum Energy Technologies, Inc.*	9,954	207,441
Global Geophysical Services, Inc.*	8,700	51,069
Gulf Island Fabrication, Inc.	6,462	179,708
GulfMark Offshore, Inc., Class A*	12,044	432,982
Heckmann Corp.*(a)	60,028	184,886
Helix Energy Solutions Group, Inc.*	47,431	848,066
Hercules Offshore, Inc.*	71,158	255,457
Hornbeck Offshore Services, Inc.*	15,857	671,544
ION Geophysical Corp.*	59,265	394,112
Key Energy Services, Inc.*	67,795	543,038
Lufkin Industries, Inc.	15,085	694,664
Matrix Service Co.*	11,580	119,969
Mitcham Industries, Inc.*	5,733	101,302
Natural Gas Services Group, Inc.*	5,517	79,997
Newpark Resources, Inc.*	40,342	275,536
OYO Geospace Corp.*	2,861	271,166
Parker Drilling Co.*	52,803	244,478
PHI, Inc., Non-Voting Shares*	5,877	156,798
Pioneer Energy Services Corp.*	27,768	223,255
RigNet, Inc.*	5,484	102,441
Tesco Corp.*	13,628	157,949
TETRA Technologies, Inc.*	34,828	241,358
TGC Industries, Inc.*	6,543	45,670
Union Drilling, Inc.*	6,231	22,307
Vantage Drilling Co.*	85,925	134,902
Willbros Group, Inc.*	17,508	119,930

		10,009,684

Food & Staples Retailing 1.1%
Andersons, Inc. (The)	8,350	317,050
Arden Group, Inc., Class A	501	43,497
Casey’s General Stores, Inc.	17,107	1,016,669
Chefs’ Warehouse Inc. (The)*	4,936	79,716
Harris Teeter Supermarkets, Inc.	19,706	814,646
Ingles Markets, Inc., Class A	5,704	93,317
Nash Finch Co.	5,429	104,020
Pantry, Inc. (The)*	10,455	148,775
PriceSmart, Inc.(a)	8,169	588,331
Rite Aid Corp.*	296,371	343,790
Roundy’s, Inc.(a)	8,969	86,102
Spartan Stores, Inc.	9,728	167,322
SUPERVALU, Inc.(a)	95,287	235,359
Susser Holdings Corp.*	5,035	181,814
United Natural Foods, Inc.*	21,929	1,190,745
Village Super Market, Inc., Class A	3,778	133,779
Weis Markets, Inc.	4,964	216,083

		5,761,015

Food Products 1.5%
Alico, Inc.	1,601	46,797
Annie’s, Inc.*(a)	2,237	91,158
B&G Foods, Inc.	21,730	608,440
Calavo Growers, Inc.(a)	5,358	144,559
Cal-Maine Foods, Inc.	6,490	244,868
Chiquita Brands International, Inc.*(a)	20,420	105,776
Darling International, Inc.*	52,801	872,272
Diamond Foods, Inc.(a)	9,896	161,008

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Food Products (continued)
Dole Food Co., Inc.*(a)	16,189	$190,544
Farmer Bros. Co.*	2,994	23,353
Fresh Del Monte Produce, Inc.	17,101	418,974
Griffin Land & Nurseries, Inc.	1,237	35,625
Hain Celestial Group, Inc. (The)*	16,554	921,892
Inventure Foods, Inc.*	5,858	44,872
J&J Snack Foods Corp.	6,647	384,130
John B. Sanfilippo & Son, Inc.*	3,545	60,123
Lancaster Colony Corp.	8,296	574,830
Lifeway Foods, Inc.(a)	1,985	20,962
Limoneira Co.(a)	3,684	65,944
Omega Protein Corp.*	8,773	73,079
Pilgrim’s Pride Corp.*(a)	27,025	125,666
Post Holdings, Inc.*	12,396	366,922
Sanderson Farms, Inc.(a)	10,313	379,828
Seneca Foods Corp., Class A*	4,073	100,522
Smart Balance, Inc.*	26,342	250,776
Snyders-Lance, Inc.	19,843	464,921
Tootsie Roll Industries, Inc.	10,645	260,590
TreeHouse Foods, Inc.*	16,136	903,455
Westway Group, Inc.*(a)	5,274	31,222

		7,973,108

Gas Utilities 1.1%
Chesapeake Utilities Corp.	4,306	196,956
Delta Natural Gas Co., Inc.(a)	3,017	61,245
Laclede Group, Inc. (The)	10,108	422,312
New Jersey Resources Corp.	18,671	856,999
Northwest Natural Gas Co.	12,045	586,471
Piedmont Natural Gas Co., Inc.	32,222	1,024,015
South Jersey Industries, Inc.	13,657	721,909
Southwest Gas Corp.	20,718	925,266
WGL Holdings, Inc.	23,159	936,782

		5,731,955

Health Care Equipment & Supplies 3.1%
Abaxis, Inc.*	9,751	348,013
ABIOMED, Inc.*(a)	15,015	338,588
Accuray, Inc.*(a)	32,019	202,040
Align Technology, Inc.*	32,262	1,095,618
Alphatec Holdings, Inc.*	24,344	42,846
Analogic Corp.	5,492	351,598
AngioDynamics, Inc.*	11,099	122,200
Anika Therapeutics, Inc.*	5,288	64,249
Antares Pharma, Inc.*(a)	41,004	198,049
ArthroCare Corp.*	12,416	367,265
AtriCure, Inc.*	6,543	54,765
Atrion Corp.	713	146,878
Biolase, Inc.*(a)	3	5
Cantel Medical Corp.	9,521	248,689
Cardiovascular Systems, Inc.*(a)	7,584	69,469
Cerus Corp.*	24,860	75,077
Conceptus, Inc.*	14,091	261,811
CONMED Corp.	12,696	348,378
CryoLife, Inc.*	12,405	68,972
Cyberonics, Inc.*	12,369	535,578
Cynosure, Inc., Class A*	4,346	108,824
Derma Sciences, Inc.*(a)	4,128	41,321
DexCom, Inc.*	30,785	338,943
Endologix, Inc.*	24,861	292,117
EnteroMedics, Inc.*	11,383	37,792
Exactech, Inc.*	3,840	63,552
Greatbatch, Inc.*	10,595	241,884
Haemonetics Corp.*	11,373	817,832
Hansen Medical, Inc.*(a)	24,634	43,602
HeartWare International, Inc.*(a)	6,345	566,545
ICU Medical, Inc.*	5,616	299,501
Insulet Corp.*	21,451	419,582
Integra LifeSciences Holdings Corp.*	8,748	336,448
Invacare Corp.	14,264	200,980
IRIS International, Inc.*	7,177	74,569
MAKO Surgical Corp.*(a)	16,233	206,808
Masimo Corp.*	22,422	502,253
Meridian Bioscience, Inc.(a)	18,523	309,519
Merit Medical Systems, Inc.*	18,865	254,866
Natus Medical, Inc.*	13,215	163,337
Navidea Biopharmaceuticals, Inc.*(a)	43,370	165,673
Neogen Corp.*	10,573	406,743
NuVasive, Inc.*	19,386	404,974
NxStage Medical, Inc.*	22,099	332,590
OraSure Technologies, Inc.*	21,645	229,654
Orthofix International NV*	8,402	344,566
Palomar Medical Technologies, Inc.*	8,744	70,039
PhotoMedex, Inc.*(a)	5,875	81,604
Quidel Corp.*(a)	12,579	197,113
Rochester Medical Corp.*(a)	4,695	46,856
Rockwell Medical, Inc.*(a)	9,350	84,337
RTI Biologics, Inc.*	25,035	89,125
Solta Medical, Inc.*	27,701	90,582
Spectranetics Corp.*	15,415	181,897
Staar Surgical Co.*	16,345	84,013
STERIS Corp.	25,957	782,084
SurModics, Inc.*	6,852	109,221
Symmetry Medical, Inc.*	16,525	128,069
Tornier NV*(a)	6,784	148,027
Unilife Corp.*(a)	33,289	105,193
Utah Medical Products, Inc.	1,442	48,826
Vascular Solutions, Inc.*	7,220	96,315
Volcano Corp.*	23,920	632,684
West Pharmaceutical Services, Inc.	15,208	757,054
Wright Medical Group, Inc.*	17,651	329,015
Young Innovations, Inc.	2,480	89,503
ZELTIQ Aesthetics, Inc.*	7,589	39,008

		16,335,128

Health Care Providers & Services 2.9%
Acadia Healthcare Co., Inc.*(a)	10,323	166,613
Accretive Health, Inc.*(a)	25,304	343,628
Air Methods Corp.*	5,760	628,013

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Providers & Services (continued)
Almost Family, Inc.*	3,758	$82,714
Amedisys, Inc.*(a)	13,515	164,748
AMN Healthcare Services, Inc.*	18,326	107,024
Amsurg Corp.*	14,192	419,232
Assisted Living Concepts, Inc., Class A	8,758	122,699
Bio-Reference Labs, Inc.*	11,037	273,166
BioScrip, Inc.*	19,725	125,451
Capital Senior Living Corp.*	12,633	141,995
Centene Corp.*	23,119	879,447
Chemed Corp.(a)	8,628	541,579
Chindex International, Inc.*	5,180	54,131
CorVel Corp.*	2,783	128,408
Cross Country Healthcare, Inc.*	12,406	56,571
Emeritus Corp.*	13,783	233,622
Ensign Group, Inc. (The)	7,794	218,622
ExamWorks Group, Inc.*(a)	13,108	171,059
Five Star Quality Care, Inc.*	17,888	63,860
Gentiva Health Services, Inc.*	13,621	90,716
Hanger, Inc.*	15,307	394,461
HealthSouth Corp.*	42,897	960,893
Healthways, Inc.*	14,916	167,208
HMS Holdings Corp.*	38,595	1,328,054
Integramed America, Inc.*	3,904	54,383
IPC The Hospitalist Co., Inc.*	7,435	319,705
Kindred Healthcare, Inc.*	23,711	224,543
Landauer, Inc.	4,241	241,567
LHC Group, Inc.*	7,200	128,808
Magellan Health Services, Inc.*	12,255	590,691
Metropolitan Health Networks, Inc.*	19,832	167,184
MModal, Inc.*	17,658	252,862
Molina Healthcare, Inc.*	13,448	328,266
MWI Veterinary Supply, Inc.*	5,713	520,397
National HealthCare Corp.(a)	4,721	206,166
National Research Corp.	1,126	56,660
Owens & Minor, Inc.(a)	28,515	804,408
PDI, Inc.*	4,432	31,822
PharMerica Corp.*	13,327	137,135
Providence Service Corp. (The)*	5,921	76,381
PSS World Medical, Inc.*	22,649	473,138
Select Medical Holdings Corp.*	15,720	167,418
Skilled Healthcare Group, Inc., Class A*	8,576	46,568
Sun Healthcare Group, Inc.*	11,280	94,301
Sunrise Senior Living, Inc.*(a)	26,151	174,689
Team Health Holdings, Inc.*	12,736	340,051
Triple-S Management Corp., Class B*	8,721	158,897
U.S. Physical Therapy, Inc.	5,251	134,793
Universal American Corp.*	16,872	151,173
Vanguard Health Systems, Inc.*	14,232	120,972
WellCare Health Plans, Inc.*	19,347	1,254,072

		15,120,964

Health Care Technology 0.7%
athenahealth, Inc.*(a)	16,094	1,472,601
Computer Programs & Systems, Inc.	4,967	245,867
Epocrates, Inc.*	8,275	62,393
Greenway Medical Technologies, Inc.*(a)	3,552	48,627
HealthStream, Inc.*	8,785	245,453
MedAssets, Inc.*	26,155	344,984
Medidata Solutions, Inc.*	9,974	353,179
Mediware Information Systems*	1,566	21,595
Merge Healthcare, Inc.*(a)	26,539	78,555
Omnicell, Inc.*	15,074	196,716
Quality Systems, Inc.	17,762	287,034
Vocera Communications, Inc.*	3,009	80,762

		3,437,766

Hotels, Restaurants & Leisure 3.1%
AFC Enterprises, Inc.*	10,922	241,267
Ameristar Casinos, Inc.	14,776	249,271
Benihana, Inc.	4,772	77,402
Biglari Holdings, Inc.*	542	203,657
BJ’s Restaurants, Inc.*(a)	11,010	435,776
Bluegreen Corp.*	6,393	30,622
Bob Evans Farms, Inc.	13,096	504,458
Boyd Gaming Corp.*(a)	24,940	142,158
Bravo Brio Restaurant Group, Inc.*	8,747	158,058
Buffalo Wild Wings, Inc.*	8,336	605,110
Caesars Entertainment Corp.*(a)	16,552	138,706
Caribou Coffee Co., Inc.*(a)	9,471	107,685
Carrols Restaurant Group, Inc.*	6,866	37,145
CEC Entertainment, Inc.	8,203	282,675
Cheesecake Factory, Inc. (The)*	24,249	812,826
Churchill Downs, Inc.	5,842	323,296
Cracker Barrel Old Country Store, Inc.	8,642	541,508
Denny’s Corp.*	42,923	187,144
DineEquity, Inc.*	6,875	366,438
Domino’s Pizza, Inc.	25,996	887,503
Einstein Noah Restaurant Group, Inc.	2,749	46,733
Fiesta Restaurant Group, Inc.*	7,233	111,316
Frisch’s Restaurants, Inc.	1,372	44,604
Gaylord Entertainment Co.*	13,955	512,846
Ignite Restaurant Group, Inc.*	2,961	40,477
International Speedway Corp., Class A	12,439	318,936
Interval Leisure Group, Inc.	17,426	319,593
Isle of Capri Casinos, Inc.*	9,361	54,949
Jack in the Box, Inc.*	19,839	535,455
Jamba, Inc.*	30,184	82,704
Krispy Kreme Doughnuts, Inc.*	26,692	162,821
Life Time Fitness, Inc.*(a)	19,245	873,915
Luby’s, Inc.*	8,952	59,352
Marcus Corp.	8,844	116,033
Marriott Vacations Worldwide Corp.*	11,939	370,348
Monarch Casino & Resort, Inc.*	3,817	28,513
Morgans Hotel Group Co.*	9,893	49,069
MTR Gaming Group, Inc.*	10,146	36,526
Multimedia Games Holding Co., Inc.*	12,315	174,257
Nathan’s Famous, Inc.*(a)	1,171	35,470
Orient-Express Hotels Ltd., Class A*	43,467	396,419
Papa John’s International, Inc.*	8,062	411,243
Peet’s Coffee & Tea, Inc.*	5,951	448,705
Pinnacle Entertainment, Inc.*	28,050	304,343
Premier Exhibitions, Inc.*(a)	11,460	25,097
Red Lion Hotels Corp.*	6,241	46,683

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Red Robin Gourmet Burgers, Inc.*	6,589	$196,682
Ruby Tuesday, Inc.*	28,802	184,621
Ruth’s Hospitality Group, Inc.*	15,881	106,720
Scientific Games Corp., Class A*	25,443	215,248
Shuffle Master, Inc.*	24,687	360,677
Six Flags Entertainment Corp.	17,823	1,026,783
Sonic Corp.*	27,319	270,458
Speedway Motorsports, Inc.	5,226	83,146
Texas Roadhouse, Inc.	28,023	485,078
Town Sports International Holdings, Inc.*	10,405	134,433
Vail Resorts, Inc.(a)	16,166	802,480
WMS Industries, Inc.*	24,714	453,996

		16,259,434

Household Durables 0.9%
American Greetings Corp., Class A(a)	15,757	209,410
Bassett Furniture Industries, Inc.	4,999	61,238
Beazer Homes USA, Inc.*(a)	45,921	106,537
Blyth, Inc.	4,670	160,088
Cavco Industries, Inc.*	3,094	148,079
CSS Industries, Inc.	4,335	81,238
Ethan Allen Interiors, Inc.(a)	10,870	224,248
Flexsteel Industries, Inc.	1,995	42,673
Helen of Troy Ltd.*	14,225	433,293
Hooker Furniture Corp.(a)	4,792	56,498
Hovnanian Enterprises, Inc., Class A*(a)	44,857	104,068
iRobot Corp.*(a)	12,323	280,471
KB Home(a)	34,640	320,074
La-Z-Boy, Inc.*	23,244	277,998
Libbey, Inc.*	9,206	133,671
Lifetime Brands, Inc.	4,326	55,719
M.D.C. Holdings, Inc.	17,179	547,323
M/I Homes, Inc.*	8,554	141,911
Meritage Homes Corp.*	12,711	446,156
Ryland Group, Inc. (The)	20,030	478,316
Sealy Corp.*(a)	22,995	38,402
Skullcandy, Inc.*(a)	7,261	104,631
Standard Pacific Corp.*(a)	48,780	276,583
Universal Electronics, Inc.*	6,674	84,026
Zagg, Inc.*(a)	11,445	127,039

		4,939,690

Household Products 0.2%
Central Garden and Pet Co., Class A*	17,358	198,228
Harbinger Group, Inc.*(a)	18,368	170,088
Oil-Dri Corp. of America	2,219	48,663
Orchids Paper Products Co.(a)	2,555	43,435
Spectrum Brands Holdings, Inc.*	10,302	379,423
WD-40 Co.	7,149	343,509

		1,183,346

Independent Power Producers & Energy Traders 0.3%
American DG Energy, Inc.*(a)	10,738	21,369
Atlantic Power Corp.(a)	51,048	703,441
Genie Energy Ltd., Class B	6,768	47,782
GenOn Energy, Inc.*	346,766	825,303
Ormat Technologies, Inc.(a)	7,951	143,118

		1,741,013

Industrial Conglomerates 0.2%
Raven Industries, Inc.	16,278	532,779
Seaboard Corp.*	138	303,600
Standex International Corp.	5,668	242,477

		1,078,856

Information Technology Services 1.9%
Acxiom Corp.*	34,506	578,666
CACI International, Inc., Class A*(a)	11,952	674,690
Cardtronics, Inc.*	19,814	614,432
Cass Information Systems, Inc.(a)	4,172	158,536
CIBER, Inc.*	32,689	122,584
Computer Task Group, Inc.*	6,862	102,312
Convergys Corp.	52,383	772,125
CSG Systems International, Inc.*	15,272	269,245
EPAM Systems, Inc.*	2,190	35,128
Euronet Worldwide, Inc.*	22,784	416,492
ExlService Holdings, Inc.*	10,484	258,431
Forrester Research, Inc.	6,331	180,687
Global Cash Access Holdings, Inc.*	22,331	144,258
Hackett Group, Inc. (The)*	11,037	51,984
Heartland Payment Systems, Inc.	17,415	552,055
Higher One Holdings, Inc.*(a)	14,432	160,051
iGATE Corp.*(a)	14,433	229,485
Innodata, Inc.*	9,936	38,154
Lionbridge Technologies, Inc.*	25,401	78,235
Mantech International Corp., Class A(a)	10,324	226,405
Mattersight Corp.*(a)	4,536	35,245
MAXIMUS, Inc.	15,245	769,873
ModusLink Global Solutions, Inc.*	18,135	62,022
MoneyGram International, Inc.*	9,679	150,605
PRGX Global, Inc.*	9,383	71,311
Sapient Corp.	55,309	550,878
ServiceSource International, Inc.*	22,283	251,352
Syntel, Inc.	6,933	403,015
TeleTech Holdings, Inc.*	10,325	169,949
TNS, Inc.*	10,991	186,078
Unisys Corp.*(a)	19,672	382,227
Virtusa Corp.*	8,354	126,563
Wright Express Corp.*	17,450	1,123,431

		9,946,504

Insurance 2.3%
Alterra Capital Holdings Ltd.(a)	38,508	896,081
American Equity Investment Life Holding Co.	26,902	313,946
American Safety Insurance Holdings Ltd.*	4,072	72,685
AMERISAFE, Inc.*	8,113	202,541
Amtrust Financial Services, Inc.(a)	10,972	326,856
Argo Group International Holdings Ltd.	11,577	340,480
Baldwin & Lyons, Inc., Class B	4,089	94,988
Citizens, Inc.*	17,483	180,774
CNO Financial Group, Inc.	95,224	789,407
Crawford & Co., Class B	11,838	47,826
Donegal Group, Inc., Class A	3,500	46,900
Eastern Insurance Holdings, Inc.	2,926	46,406
eHealth, Inc.*	8,954	164,485

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
EMC Insurance Group, Inc.	2,049	$41,431
Employers Holdings, Inc.	13,613	243,400
Enstar Group Ltd.*	3,783	353,635
FBL Financial Group, Inc., Class A	4,571	141,472
First American Financial Corp.	47,669	873,296
Flagstone Reinsurance Holdings SA	24,062	167,953
Fortegra Financial Corp.*	3,074	24,346
Global Indemnity PLC*(a)	5,174	99,444
Greenlight Capital Re Ltd., Class A*	12,610	297,092
Hallmark Financial Services*	6,371	52,561
Hilltop Holdings, Inc.*	17,904	188,171
Homeowners Choice, Inc.(a)	3,237	58,687
Horace Mann Educators Corp.	17,820	310,781
Independence Holding Co.(a)	3,748	35,381
Infinity Property & Casualty Corp.	5,309	306,913
Investors Title Co.(a)	538	28,788
Kansas City Life Insurance Co.(a)	1,815	63,035
Maiden Holdings Ltd.	22,661	192,392
Meadowbrook Insurance Group, Inc.	22,676	159,639
Montpelier Re Holdings Ltd.	22,518	456,215
National Financial Partners Corp.*	18,283	271,503
National Interstate Corp.	2,832	74,170
National Western Life Insurance Co., Class A	977	138,333
Navigators Group, Inc. (The)*	4,490	217,451
OneBeacon Insurance Group Ltd., Class A	10,213	129,603
Phoenix Cos., Inc. (The)*	52,852	86,149
Platinum Underwriters Holdings Ltd.	15,618	593,796
Presidential Life Corp.	9,721	135,025
Primerica, Inc.	21,099	577,480
RLI Corp.	9,523	613,376
Safety Insurance Group, Inc.	5,701	241,608
SeaBright Holdings, Inc.	8,873	74,799
Selective Insurance Group, Inc.	24,626	425,045
State Auto Financial Corp.	6,651	86,264
Stewart Information Services Corp.(a)	8,290	141,510
Symetra Financial Corp.	34,740	404,026
Tower Group, Inc.	15,639	291,511
United Fire Group, Inc.	9,074	177,850
Universal Insurance Holdings, Inc.	8,523	27,274

		12,324,780

Internet & Catalog Retail 0.4%
1-800-FLOWERS.COM, Inc., Class A*(a)	11,683	41,007
Blue Nile, Inc.*(a)	6,200	159,216
CafePress, Inc.*	2,095	16,948
Geeknet, Inc.*	2,020	40,400
HSN, Inc.	17,038	721,730
Nutrisystem, Inc.(a)	12,653	132,667
Orbitz Worldwide, Inc.*	10,558	45,822
Overstock.com, Inc.*(a)	5,216	41,937
PetMed Express, Inc.(a)	9,147	88,909
Shutterfly, Inc.*(a)	16,087	528,136
US Auto Parts Network, Inc.*(a)	6,596	28,033
Vitacost.com, Inc.*	9,875	65,175

		1,909,980

Internet Software & Services 2.4%
Active Network, Inc. (The)*	17,418	247,161
Ancestry.com, Inc.*(a)	13,026	435,980
Angie’s List, Inc.*(a)	16,021	208,273
Bankrate, Inc.*(a)	20,797	331,712
Bazaarvoice, Inc.*	4,317	66,913
Blucora, Inc.*	18,062	275,446
Brightcove, Inc.*(a)	2,725	40,357
Carbonite, Inc.*	5,143	49,887
comScore, Inc.*	15,934	245,384
Constant Contact, Inc.*(a)	13,650	228,910
Cornerstone OnDemand, Inc.*(a)	15,164	360,600
CoStar Group, Inc.*	11,938	985,243
DealerTrack Holdings, Inc.*	19,059	555,951
Demand Media, Inc.*(a)	13,511	150,242
Demandware, Inc.*(a)	2,957	72,653
Dice Holdings, Inc.*	20,527	154,774
Digital River, Inc.*	16,705	297,182
EarthLink, Inc.	48,031	329,012
Envestnet, Inc.*	9,389	114,640
ExactTarget, Inc.*(a)	4,416	100,685
Internap Network Services Corp.*	23,811	153,343
IntraLinks Holdings, Inc.*	16,448	71,713
iPass, Inc.*(a)	23,216	52,932
j2 Global, Inc.(a)	20,848	623,981
Keynote Systems, Inc.	7,040	96,800
KIT Digital, Inc.*(a)	21,618	69,178
Limelight Networks, Inc.*(a)	27,313	75,930
Liquidity Services, Inc.*	10,585	483,946
LivePerson, Inc.*	24,780	463,386
LogMeIn, Inc.*	9,902	187,643
Marchex, Inc., Class B(a)	10,157	35,245
Market Leader, Inc.*	9,872	52,716
MeetMe, Inc.*(a)	8,466	13,969
Millennial Media, Inc.*	5,170	51,338
Monster Worldwide, Inc.*	54,432	394,632
Move, Inc.*(a)	17,822	164,141
NIC, Inc.	29,090	391,551
OpenTable, Inc.*(a)	10,150	369,054
Perficient, Inc.*	14,443	191,947
QuinStreet, Inc.*(a)	14,747	133,755
RealNetworks, Inc.	9,952	77,228
Responsys, Inc.*	16,099	179,504
Saba Software, Inc.*	13,561	113,099
SciQuest, Inc.*	7,999	136,143
Spark Networks, Inc.*	5,238	30,328
SPS Commerce, Inc.*	4,761	154,018
Stamps.com, Inc.*	6,410	135,572
Support.com, Inc.*	21,885	62,372
Synacor, Inc.*(a)	3,070	29,871
TechTarget, Inc.*	7,067	29,045
Travelzoo, Inc.*(a)	3,234	69,887
United Online, Inc.	41,033	173,980
Unwired Planet, Inc.*	36,328	71,203
ValueClick, Inc.*	36,283	570,006
VistaPrint NV*(a)	16,603	572,804
Vocus, Inc.*	9,266	160,302
Web.com Group, Inc.*	15,793	244,792
WebMD Health Corp.*	22,780	335,094

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Internet Software & Services (continued)
XO Group, Inc.*	11,928	$102,700
Yelp, Inc.*(a)	3,807	75,988
Zix Corp.*(a)	27,758	67,730

		12,719,871

Leisure Equipment & Products 0.5%
Arctic Cat, Inc.*	5,688	250,272
Black Diamond, Inc.*	9,383	92,329
Brunswick Corp.	40,107	881,953
Callaway Golf Co.(a)	29,193	160,270
JAKKS Pacific, Inc.	9,667	154,866
Johnson Outdoors, Inc., Class A*	2,527	52,890
LeapFrog Enterprises, Inc.*	22,684	260,639
Marine Products Corp.	4,814	26,236
Smith & Wesson Holding Corp.*	29,161	294,526
Steinway Musical Instruments, Inc.*	3,083	75,965
Sturm Ruger & Co., Inc.(a)	8,603	425,246

		2,675,192

Life Sciences Tools & Services 0.3%
Affymetrix, Inc.*	31,798	133,234
BG Medicine, Inc.*(a)	4,839	32,324
Cambrex Corp.*	13,289	122,657
Fluidigm Corp.*	9,187	119,523
Furiex Pharmaceuticals, Inc.*	3,330	64,002
Harvard Bioscience, Inc.*	11,384	42,121
Luminex Corp.*	18,714	320,571
MEDTOX Scientific, Inc.*	3,398	91,746
Pacific Biosciences of California, Inc.*(a)	16,620	30,082
PAREXEL International Corp.*	26,892	740,068
Sequenom, Inc.*(a)	51,460	144,603

		1,840,931

Machinery 3.1%
Accuride Corp.*	21,208	110,070
Actuant Corp., Class A	32,581	927,255
Alamo Group, Inc.	3,102	88,810
Albany International Corp., Class A	12,382	221,638
Altra Holdings, Inc.	12,090	199,727
American Railcar Industries, Inc.*	4,255	129,480
Ampco-Pittsburgh Corp.	3,810	59,855
Astec Industries, Inc.*	8,994	262,625
Barnes Group, Inc.	24,358	581,182
Blount International, Inc.*	21,950	312,129
Briggs & Stratton Corp.(a)	21,857	381,186
Cascade Corp.	4,134	194,753
Chart Industries, Inc.*	13,429	871,005
CIRCOR International, Inc.	7,805	240,316
CLARCOR, Inc.	22,557	1,090,631
Columbus McKinnon Corp.*	8,720	128,271
Commercial Vehicle Group, Inc.*	10,989	84,725
Douglas Dynamics, Inc.(a)	9,905	132,430
Dynamic Materials Corp.	6,021	100,611
Eastern Co. (The)(a)	2,749	49,070
Energy Recovery, Inc.*(a)	19,246	43,303
EnPro Industries, Inc.*	9,233	318,261
ESCO Technologies, Inc.	11,997	432,012
Federal Signal Corp.*	28,132	159,508
Flow International Corp.*	21,472	68,710
FreightCar America, Inc.	5,361	109,043
Gorman-Rupp Co. (The)	6,820	189,323
Graham Corp.	4,470	76,213
Greenbrier Cos., Inc. (The)*	10,257	167,189
Hardinge, Inc.	5,187	47,305
Hurco Cos., Inc.*	2,880	58,752
John Bean Technologies Corp.	12,954	189,776
Kadant, Inc.*	5,252	108,769
Kaydon Corp.	14,416	304,178
LB Foster Co., Class A	4,046	119,721
Lindsay Corp.	5,706	404,555
Lydall, Inc.*	7,765	99,081
Meritor, Inc.*	43,285	202,574
Met-Pro Corp.	6,581	59,558
Middleby Corp.*	8,406	823,116
Miller Industries, Inc.	4,938	81,082
Mueller Industries, Inc.	12,185	519,447
Mueller Water Products, Inc., Class A	70,390	249,181
NACCO Industries, Inc., Class A	2,474	247,771
NN, Inc.*	7,561	68,049
Omega Flex, Inc.*	1,161	11,598
PMFG, Inc.*(a)	9,206	73,648
Proto Labs, Inc.*(a)	2,259	85,458
RBC Bearings, Inc.*	9,959	466,480
Rexnord Corp.*	12,914	250,532
Robbins & Myers, Inc.	17,296	792,849
Sauer-Danfoss, Inc.	5,249	189,961
Sun Hydraulics Corp.	9,281	209,565
Tennant Co.	8,484	353,528
Titan International, Inc.(a)	18,962	391,945
Trimas Corp.*	14,461	314,382
Twin Disc, Inc.(a)	3,826	74,913
Wabash National Corp.*	30,699	208,139
Watts Water Technologies, Inc., Class A	13,353	449,195
Woodward, Inc.	31,047	1,042,248

		16,226,687

Marine 0.0%†
Genco Shipping & Trading Ltd.*	14,034	30,314
International Shipholding Corp.	2,425	44,814
Rand Logistics, Inc.*(a)	7,804	64,617

		139,745

Media 1.1%
Arbitron, Inc.	11,882	416,702
Beasley Broadcasting Group, Inc., Class A*	1,892	9,498
Belo Corp., Class A	42,000	287,700
Carmike Cinemas, Inc.*	7,960	110,644
Central European Media Enterprises Ltd., Class A*(a)	16,560	83,462

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Crown Media Holdings, Inc., Class A*(a)	15,448	$30,124
Cumulus Media, Inc., Class A*	25,168	63,423
Daily Journal Corp.*	421	39,911
Dial Global, Inc.*(a)	1,944	5,365
Digital Domain Media Group, Inc.*(a)	4,806	20,377
Digital Generation, Inc.*(a)	12,365	131,811
E.W. Scripps Co. (The), Class A*	13,457	125,016
Entercom Communications Corp., Class A*	10,919	59,399
Entravision Communications Corp., Class A	22,662	28,101
Fisher Communications, Inc.*	3,946	126,114
Global Sources Ltd.*	8,536	51,216
Harte-Hanks, Inc.	19,995	125,968
Journal Communications, Inc., Class A*	19,564	108,385
LIN TV Corp., Class A*	13,621	48,899
Lions Gate Entertainment Corp.*(a)	38,085	512,243
Live Nation Entertainment, Inc.*	62,865	560,756
Martha Stewart Living Omnimedia, Class A(a)	12,423	40,375
McClatchy Co. (The), Class A*(a)	26,035	41,916
MDC Partners, Inc., Class A	11,505	108,262
Meredith Corp.(a)	16,267	537,462
National CineMedia, Inc.	25,164	355,819
New York Times Co. (The), Class A*(a)	61,200	474,300
Nexstar Broadcasting Group, Inc., Class A*	5,069	33,050
Outdoor Channel Holdings, Inc.	6,618	45,929
ReachLocal, Inc.*	4,618	54,123
Reading International, Inc., Class A*(a)	7,350	36,309
Rentrak Corp.*	4,200	78,624
Saga Communications, Inc., Class A*	1,604	54,376
Salem Communications Corp., Class A	4,504	22,025
Scholastic Corp.(a)	11,629	350,382
Sinclair Broadcast Group, Inc., Class A	22,624	230,765
Valassis Communications, Inc.*(a)	19,210	433,185
Value Line, Inc.(a)	597	7,080
World Wrestling Entertainment, Inc., Class A(a)	12,179	94,387

		5,943,483

Metals & Mining 1.4%
AK Steel Holding Corp.(a)	49,631	264,037
AM Castle & Co.*(a)	7,475	54,493
AMCOL International Corp.(a)	11,325	347,678
Century Aluminum Co.*	23,299	142,357
Coeur d’Alene Mines Corp.*	40,342	657,978
General Moly, Inc.*(a)	30,120	89,758
Globe Specialty Metals, Inc.(a)	27,608	345,928
Gold Reserve, Inc.*	23,453	78,333
Gold Resource Corp.(a)	13,398	240,226
Golden Minerals Co.*(a)	12,854	54,244
Golden Star Resources Ltd.*(a)	116,771	137,790
Handy & Harman Ltd.*	2,427	32,498
Haynes International, Inc.	5,517	265,864
Hecla Mining Co.	128,070	576,315
Horsehead Holding Corp.*	19,666	177,584
Kaiser Aluminum Corp.(a)	8,651	471,826
Materion Corp.	9,167	179,948
McEwen Mining, Inc.*(a)	88,461	264,498
Metals USA Holdings Corp.*	5,204	84,669
Midway Gold Corp.*(a)	51,147	63,422
Noranda Aluminum Holding Corp.	14,958	93,188
Olympic Steel, Inc.(a)	4,073	63,742
Paramount Gold and Silver Corp.*(a)	58,610	133,045
Revett Minerals, Inc.*(a)	11,303	35,831
RTI International Metals, Inc.*	13,603	305,387
Schnitzer Steel Industries, Inc., Class A	11,327	325,198
Stillwater Mining Co.*	51,980	461,582
SunCoke Energy, Inc.*	31,420	502,720
U.S. Silica Holdings, Inc.*	5,277	54,617
Universal Stainless & Alloy*	3,082	105,158
US Antimony Corp.*(a)	24,107	67,982
Vista Gold Corp.*(a)	26,199	79,121
Worthington Industries, Inc.	23,469	509,277

		7,266,294

Multiline Retail 0.2%
Bon-Ton Stores, Inc. (The)(a)	5,752	37,963
Fred’s, Inc., Class A	16,560	235,152
Gordmans Stores, Inc.*	3,802	64,406
Saks, Inc.*(a)	49,363	514,856
Tuesday Morning Corp.*	18,982	96,049

		948,426

Multi-Utilities 0.5%
Avista Corp.	26,355	729,506
Black Hills Corp.	19,802	630,694
CH Energy Group, Inc.	6,714	436,612
NorthWestern Corp.	16,353	603,916

		2,400,728

Oil, Gas & Consumable Fuels 4.0%
Abraxas Petroleum Corp.*(a)	36,906	92,634
Adams Resources & Energy, Inc.	952	39,565
Alon USA Energy, Inc.	4,418	48,245
Amyris, Inc.*(a)	13,551	52,442
Apco Oil and Gas International, Inc.(a)	4,144	69,371
Approach Resources, Inc.*(a)	12,993	343,015
Arch Coal, Inc.(a)	95,242	686,695
ATP Oil & Gas Corp.*(a)	20,148	29,215
Berry Petroleum Co., Class A	23,508	893,774
Bill Barrett Corp.*	21,589	454,664
Bonanza Creek Energy, Inc.*(a)	4,419	77,465
BPZ Resources, Inc.*(a)	46,959	107,067
Callon Petroleum Co.*	17,703	87,984
Carrizo Oil & Gas, Inc.*	17,763	447,805
Ceres, Inc.*(a)	2,628	22,785
Clayton Williams Energy, Inc.*	2,663	109,929
Clean Energy Fuels Corp.*(a)	29,695	418,996
Cloud Peak Energy, Inc.*	27,382	453,172
Comstock Resources, Inc.*(a)	21,595	349,407

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Oil, Gas & Consumable Fuels (continued)
Contango Oil & Gas Co.*	5,719	$338,851
CREDO Petroleum Corp.*	3,056	44,098
Crimson Exploration, Inc.*(a)	9,753	42,913
Crosstex Energy, Inc.	18,364	247,730
CVR Energy, Inc.*	7,468	213,286
Delek US Holdings, Inc.	7,655	151,110
Endeavour International Corp.*(a)	17,030	145,947
Energy Partners Ltd.*	12,471	210,760
Energy XXI (Bermuda) Ltd.	35,416	1,104,271
Evolution Petroleum Corp.*(a)	7,422	61,974
Forest Oil Corp.*(a)	52,844	361,981
Frontline Ltd.(a)	23,273	86,110
FX Energy, Inc.*	23,891	160,786
GasLog Ltd.*	10,573	104,778
Gastar Exploration Ltd.*	26,469	51,615
GeoResources, Inc.*	9,515	318,372
Gevo, Inc.*(a)	9,351	36,282
Goodrich Petroleum Corp.*(a)	11,660	135,256
Green Plains Renewable Energy, Inc.*(a)	11,149	49,502
Gulfport Energy Corp.*	24,987	514,732
Halcon Resources Corp.*(a)	31,651	208,897
Hallador Energy Co.(a)	2,862	21,522
Harvest Natural Resources, Inc.*(a)	16,591	130,737
Isramco, Inc.*(a)	464	49,643
KiOR, Inc., Class A*(a)	11,833	90,404
Knightsbridge Tankers Ltd.(a)	10,934	94,142
Kodiak Oil & Gas Corp.*	118,335	988,097
Magnum Hunter Resources Corp.*(a)	66,187	251,511
Matador Resources Co.*(a)	6,321	66,181
McMoRan Exploration Co.*(a)	45,555	594,948
Midstates Petroleum Co., Inc.*	10,758	91,658
Miller Energy Resources, Inc.*(a)	13,267	51,609
Nordic American Tankers Ltd.(a)	23,756	277,945
Northern Oil and Gas, Inc.*(a)	28,512	449,349
Oasis Petroleum, Inc.*(a)	35,858	938,762
Overseas Shipholding Group, Inc.(a)	11,102	63,503
Panhandle Oil and Gas, Inc., Class A	3,119	95,753
PDC Energy, Inc.*	13,436	352,023
Penn Virginia Corp.	20,429	136,874
Petrocorp, Inc.*(b)	1,500	0
PetroQuest Energy, Inc.*(a)	25,490	140,450
Quicksilver Resources, Inc.*(a)	52,591	237,711
Renewable Energy Group, Inc.*	3,378	16,721
Rentech, Inc.*	94,146	187,351
Resolute Energy Corp.*(a)	21,631	187,541
REX American Resources Corp.*	2,620	46,243
Rex Energy Corp.*(a)	19,383	245,776
Rosetta Resources, Inc.*	23,749	990,808
Sanchez Energy Corp.*	5,195	86,445
Saratoga Resources, Inc.*(a)	8,062	48,291
Scorpio Tankers, Inc.*	16,831	101,154
SemGroup Corp., Class A*	18,796	633,613
Ship Finance International Ltd.(a)	20,327	294,335
Solazyme, Inc.*(a)	14,708	201,941
Stone Energy Corp.*	22,212	583,287
Swift Energy Co.*	19,230	359,409
Synergy Resources Corp.*(a)	17,403	51,165
Targa Resources Corp.	13,016	573,355
Teekay Tankers Ltd., Class A	28,286	110,033
Triangle Petroleum Corp.*(a)	19,896	111,219
Uranerz Energy Corp.*(a)	29,737	45,795
Uranium Energy Corp.*(a)	38,084	76,168
VAALCO Energy, Inc.*	25,983	190,455
Venoco, Inc.*	13,121	121,632
Voyager Oil & Gas, Inc.*(a)	21,559	24,362
W&T Offshore, Inc.(a)	15,591	288,278
Warren Resources, Inc.*	32,141	74,567
Western Refining, Inc.(a)	25,752	605,945
Westmoreland Coal Co.*(a)	4,866	35,814
ZaZa Energy Corp.*	11,137	42,098

		20,830,104

Paper & Forest Products 0.7%
Buckeye Technologies, Inc.	17,704	533,244
Clearwater Paper Corp.*	10,495	369,844
Deltic Timber Corp.	4,886	302,004
KapStone Paper and Packaging Corp.*	18,128	304,732
Louisiana-Pacific Corp.*	61,758	637,343
Neenah Paper, Inc.	7,104	190,813
P.H. Glatfelter Co.	19,272	306,617
Resolute Forest Products*(a)	36,277	333,023
Schweitzer-Mauduit International, Inc.	7,009	477,313
Wausau Paper Corp.	19,848	168,509

		3,623,442

Personal Products 0.3%
Elizabeth Arden, Inc.*	11,317	441,476
Female Health Co. (The)(a)	8,708	53,554
Inter Parfums, Inc.	7,358	119,641
Medifast, Inc.*(a)	6,292	176,805
Nature’s Sunshine Products, Inc.(a)	5,073	78,429
Nutraceutical International Corp.*	3,909	58,283
Prestige Brands Holdings, Inc.*	22,570	370,374
Revlon, Inc., Class A*	5,069	73,754
Schiff Nutrition International, Inc.*	6,013	105,107
Synutra International, Inc.*(a)	7,744	43,986
USANA Health Sciences, Inc.*(a)	2,683	120,682

		1,642,091

Pharmaceuticals 2.0%
Acura Pharmaceuticals, Inc.*(a)	5,280	9,821
Akorn, Inc.*(a)	25,549	349,255
Ampio Pharmaceuticals, Inc.*(a)	9,465	28,868
Auxilium Pharmaceuticals, Inc.*(a)	21,717	585,056
AVANIR Pharmaceuticals, Inc., Class A*(a)	60,960	174,346
BioDelivery Sciences International, Inc.*(a)	9,509	45,073
Cadence Pharmaceuticals, Inc.*(a)	26,942	114,234
Cempra, Inc.*(a)	1,787	14,135
Corcept Therapeutics, Inc.*(a)	19,801	71,680
Cornerstone Therapeutics, Inc.*	3,832	29,506
Cumberland Pharmaceuticals, Inc.*(a)	5,236	31,940
Depomed, Inc.*	25,018	138,099
Endocyte, Inc.*(a)	13,298	102,262
Hi-Tech Pharmacal Co., Inc.*	4,808	165,203
Impax Laboratories, Inc.*	30,078	668,333

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Pharmaceuticals (continued)
Jazz Pharmaceuticals PLC*(a)	18,652	$896,602
Lannett Co., Inc.*	7,143	33,786
MAP Pharmaceuticals, Inc.*(a)	11,194	157,947
Medicines Co. (The)*	24,749	619,715
Medicis Pharmaceutical Corp., Class A	25,804	849,468
Nektar Therapeutics*(a)	51,458	438,422
Obagi Medical Products, Inc.*	8,482	130,114
Omeros Corp.*	10,080	95,256
Optimer Pharmaceuticals, Inc.*(a)	21,124	288,554
Pacira Pharmaceuticals, Inc.*	8,291	126,935
Pain Therapeutics, Inc.*(a)	16,974	62,464
Par Pharmaceutical Cos., Inc.*	16,497	824,190
Pernix Therapeutics Holdings, Inc.*	4,039	30,777
Pozen, Inc.*	11,822	74,597
Questcor Pharmaceuticals, Inc.*(a)	24,141	890,079
Repros Therapeutics, Inc.*	6,661	60,548
Sagent Pharmaceuticals, Inc.*(a)	4,202	81,939
Santarus, Inc.*	24,601	178,849
SciClone Pharmaceuticals, Inc.*(a)	25,506	146,659
Sucampo Pharmaceuticals, Inc., Class A*	4,921	19,881
Supernus Pharmaceuticals, Inc.*(a)	1,480	18,100
Transcept Pharmaceuticals, Inc.*	5,663	34,488
Ventrus Biosciences, Inc.*(a)	5,616	20,555
ViroPharma, Inc.*	31,317	679,892
Vivus, Inc.*(a)	44,775	941,618
XenoPort, Inc.*	16,040	126,395
Zogenix, Inc.*(a)	16,324	35,913

		10,391,554

Professional Services 1.3%
Acacia Research Corp.*	22,313	631,681
Advisory Board Co. (The)*	15,411	693,341
Barrett Business Services, Inc.	3,133	81,834
CBIZ, Inc.*	17,053	90,210
CDI Corp.	6,159	99,530
Corporate Executive Board Co. (The)	15,051	694,303
CRA International, Inc.*	4,621	71,579
Dolan Co. (The)*	13,623	66,480
Exponent, Inc.*	6,018	311,070
Franklin Covey Co.*	6,200	64,542
FTI Consulting, Inc.*	18,840	480,985
GP Strategies Corp.*	6,664	114,021
Heidrick & Struggles International, Inc.	8,079	108,097
Hill International, Inc.*	9,906	38,534
Hudson Global, Inc.*	14,926	67,913
Huron Consulting Group, Inc.*	10,287	346,466
ICF International, Inc.*	8,931	219,435
Insperity, Inc.	10,142	266,126
Kelly Services, Inc., Class A	12,023	142,593
Kforce, Inc.*	12,933	149,635
Korn/Ferry International*	21,462	282,440
Mistras Group, Inc.*	7,015	157,697
Navigant Consulting, Inc.*	23,271	270,642
Odyssey Marine Exploration, Inc.*(a)	32,798	123,321
On Assignment, Inc.*	19,298	300,856
Pendrell Corp.*	69,672	77,336
Resources Connection, Inc.	19,084	215,458
RPX Corp.*	9,475	118,911
TrueBlue, Inc.*	18,145	276,167
VSE Corp.	1,834	42,109
WageWorks, Inc.*	2,904	41,208

		6,644,520

Real Estate Investment Trusts (REITs) 7.7%
Acadia Realty Trust	19,749	472,791
AG Mortgage Investment Trust, Inc.	7,096	160,157
Agree Realty Corp.	5,182	121,932
Alexander’s, Inc.	942	402,488
American Assets Trust, Inc.	14,870	386,620
American Capital Mortgage Investment Corp.	16,297	400,091
American Realty Capital Trust, Inc.	71,211	784,745
Anworth Mortgage Asset Corp.	61,993	411,634
Apollo Commercial Real Estate Finance, Inc.	7,965	133,015
Apollo Residential Mortgage, Inc.	10,899	218,307
Ares Commercial Real Estate Corp.(a)	3,449	57,736
ARMOUR Residential REIT, Inc.(a)	104,751	802,393
Ashford Hospitality Trust, Inc.	24,005	183,158
Associated Estates Realty Corp.	22,136	330,490
Campus Crest Communities, Inc.(a)	13,938	152,760
CapLease, Inc.	30,443	138,516
Capstead Mortgage Corp.	42,227	594,556
Cedar Realty Trust, Inc.	27,075	139,436
Chatham Lodging Trust	6,249	85,924
Chesapeake Lodging Trust	14,461	245,403
Colonial Properties Trust	39,538	895,536
Colony Financial, Inc.(a)	14,867	272,809
Coresite Realty Corp.	9,232	246,125
Cousins Properties, Inc.	41,246	313,057
CreXus Investment Corp.	30,158	316,056
CubeSmart	55,415	664,426
CYS Investments, Inc.	74,512	1,077,444
DCT Industrial Trust, Inc.	111,156	695,837
DiamondRock Hospitality Co.	84,050	795,113
DuPont Fabros Technology, Inc.(a)	27,560	741,364
Dynex Capital, Inc.(a)	24,437	253,900
EastGroup Properties, Inc.	12,819	685,560
Education Realty Trust, Inc.	42,678	500,186
Entertainment Properties Trust	21,061	951,115
Equity One, Inc.	24,736	536,524
Excel Trust, Inc.	15,137	185,277
FelCor Lodging Trust, Inc.*	55,868	270,401
First Industrial Realty Trust, Inc.*	39,853	507,727
First Potomac Realty Trust	22,925	265,701
Franklin Street Properties Corp.	32,645	338,529
Getty Realty Corp.(a)	11,505	213,763
Gladstone Commercial Corp.(a)	5,001	86,467
Glimcher Realty Trust	62,707	628,324
Government Properties Income Trust	16,711	382,682
Gramercy Capital Corp.*	20,589	48,796
Gyrodyne Co. of America, Inc.*(a)	531	60,529
Healthcare Realty Trust, Inc.	35,071	861,344
Hersha Hospitality Trust	77,390	376,115
Highwoods Properties, Inc.	33,130	1,122,113
Hudson Pacific Properties, Inc.(a)	16,120	286,614

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Real Estate Investment Trusts (REITs) (continued)
Inland Real Estate Corp.	34,522	$275,486
Invesco Mortgage Capital, Inc.	51,915	1,027,398
Investors Real Estate Trust(a)	38,586	314,862
iStar Financial, Inc.*(a)	37,899	254,681
Kite Realty Group Trust	24,933	125,413
LaSalle Hotel Properties	38,497	1,010,931
Lexington Realty Trust(a)	53,446	477,807
LTC Properties, Inc.	13,720	489,804
Medical Properties Trust, Inc.	61,076	601,599
Mission West Properties, Inc.	8,202	72,260
Monmouth Real Estate Investment Corp., Class A	18,182	202,547
National Health Investors, Inc.	11,034	592,415
New York Mortgage Trust, Inc.	7,831	53,251
NorthStar Realty Finance Corp.(a)	60,146	331,404
Omega Healthcare Investors, Inc.	47,621	1,154,333
One Liberty Properties, Inc.	5,226	98,719
Parkway Properties, Inc.	7,181	79,925
Pebblebrook Hotel Trust	25,669	583,200
Pennsylvania Real Estate Investment Trust	25,161	361,312
PennyMac Mortgage Investment Trust	18,568	391,228
Potlatch Corp.	18,152	628,241
PS Business Parks, Inc.	8,290	560,487
RAIT Financial Trust	22,495	104,377
Ramco-Gershenson Properties Trust	20,694	263,642
Redwood Trust, Inc.	35,535	458,046
Resource Capital Corp.	38,153	207,934
Retail Opportunity Investments Corp.(a)	22,573	275,165
RLJ Lodging Trust	47,936	843,674
Rouse Properties, Inc.(a)	9,933	137,473
Sabra Health Care REIT, Inc.	16,682	308,951
Saul Centers, Inc.	3,403	141,701
Select Income REIT	4,129	103,886
Sovran Self Storage, Inc.	13,054	745,383
STAG Industrial, Inc.	10,775	155,806
Starwood Property Trust, Inc.	52,286	1,163,886
Strategic Hotels & Resorts, Inc.*	81,442	493,539
Summit Hotel Properties, Inc.	13,697	113,685
Sun Communities, Inc.	11,924	555,539
Sunstone Hotel Investors, Inc.*	61,177	612,382
Terreno Realty Corp.	5,939	88,550
Two Harbors Investment Corp.	124,934	1,432,993
UMH Properties, Inc.	6,035	67,471
Universal Health Realty Income Trust	5,063	220,443
Urstadt Biddle Properties, Inc., Class A	10,166	193,052
Washington Real Estate Investment Trust	29,842	796,781
Western Asset Mortgage Capital Corp.*(a)	3,595	73,410
Whitestone REIT(a)	4,609	62,913
Winthrop Realty Trust	13,140	159,782

		40,269,353

Real Estate Management & Development 0.2%
AV Homes, Inc.*	4,422	54,744
Consolidated-Tomoka Land Co.(a)	1,909	53,719
Forestar Group, Inc.*	15,670	178,325
Kennedy-Wilson Holdings, Inc.	19,300	264,024
Tejon Ranch Co.*	5,927	154,043
Thomas Properties Group, Inc.	14,409	72,621
Zillow, Inc., Class A*(a)	1,420	53,477

		830,953

Road & Rail 1.3%
Amerco, Inc.	3,890	363,326
Arkansas Best Corp.	11,499	157,421
Avis Budget Group, Inc.*	47,667	684,975
Celadon Group, Inc.	9,047	135,072
Dollar Thrifty Automotive Group, Inc.*(a)	12,593	936,919
Genesee & Wyoming, Inc., Class A*	18,186	1,128,623
Heartland Express, Inc.	21,542	299,434
Knight Transportation, Inc.	25,976	398,212
Marten Transport Ltd.	7,006	125,758
Old Dominion Freight Line, Inc.*	21,328	904,307
Patriot Transportation Holding, Inc.*	2,827	65,700
Quality Distribution, Inc.*	9,572	96,677
RailAmerica, Inc.*	8,508	233,374
Roadrunner Transportation Systems, Inc.*	5,731	100,121
Saia, Inc.*	7,190	162,494
Swift Transportation Co.*	35,439	294,144
Universal Truckload Services, Inc.	2,405	35,810
Werner Enterprises, Inc.	19,846	458,046
Zipcar, Inc.*(a)	12,040	125,577

		6,705,990

Semiconductors & Semiconductor Equipment 3.5%
Advanced Energy Industries, Inc.*	17,893	220,442
Alpha & Omega Semiconductor Ltd.*	7,653	59,005
Amkor Technology, Inc.*(a)	35,836	191,006
ANADIGICS, Inc.*(a)	31,643	40,187
Applied Micro Circuits Corp.*	27,731	158,621
ATMI, Inc.*	14,329	271,964
AuthenTec, Inc.*(a)	19,994	167,950
Axcelis Technologies, Inc.*	48,341	41,090
AXT, Inc.*	14,513	50,650
Brooks Automation, Inc.	29,769	275,661
Cabot Microelectronics Corp.	10,572	310,817
Cavium, Inc.*(a)	22,320	603,086
Ceva, Inc.*(a)	10,421	161,942
Cirrus Logic, Inc.*	28,962	1,064,933
Cohu, Inc.	10,868	93,465
Cymer, Inc.*	13,890	794,647
Diodes, Inc.*	15,939	301,885
DSP Group, Inc.*	9,688	55,997
Entegris, Inc.*	61,651	496,291

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Entropic Communications, Inc.*	39,524	$237,144
Exar Corp.*	16,681	123,439
First Solar, Inc.*(a)	27,019	419,875
FormFactor, Inc.*	22,160	135,619
FSI International, Inc.*	17,636	63,842
GSI Technology, Inc.*	9,187	44,006
GT Advanced Technologies, Inc.*(a)	53,086	271,800
Hittite Microwave Corp.*	14,143	716,626
Inphi Corp.*(a)	10,495	115,445
Integrated Device Technology, Inc.*	63,894	322,026
Integrated Silicon Solution, Inc.*	12,274	119,426
Intermolecular, Inc.*	6,218	41,412
International Rectifier Corp.*	31,037	528,870
Intersil Corp., Class A	57,180	526,628
IXYS Corp.*	11,071	111,817
Kopin Corp.*	29,896	108,522
Lattice Semiconductor Corp.*	52,944	196,422
LTX-Credence Corp.*	21,905	128,363
M/A-COM Technology Solutions Holdings, Inc.*	2,721	48,134
Mattson Technology, Inc.*(a)	26,176	23,035
MaxLinear, Inc., Class A*	9,820	46,350
MEMC Electronic Materials, Inc.*(a)	103,527	198,772
Micrel, Inc.	21,825	203,846
Microsemi Corp.*	39,882	772,116
Mindspeed Technologies, Inc.*(a)	16,209	38,253
MIPS Technologies, Inc.*	21,523	132,366
MKS Instruments, Inc.	23,592	622,829
Monolithic Power Systems, Inc.*	13,706	265,622
MoSys, Inc.*	15,063	48,654
Nanometrics, Inc.*	10,549	160,239
NVE Corp.*(a)	2,144	118,606
OmniVision Technologies, Inc.*	23,504	329,526
PDF Solutions, Inc.*	10,860	101,107
Pericom Semiconductor Corp.*	10,687	85,923
Photronics, Inc.*	27,139	158,763
PLX Technology, Inc.*	20,260	114,672
Power Integrations, Inc.	12,716	448,112
QuickLogic Corp.*(a)	17,368	41,510
Rambus, Inc.*(a)	49,531	208,030
RF Micro Devices, Inc.*	124,893	484,585
Rubicon Technology, Inc.*(a)	7,725	77,636
Rudolph Technologies, Inc.*	14,425	144,250
Semtech Corp.*	29,412	702,653
Sigma Designs, Inc.*	14,833	100,864
Silicon Image, Inc.*	37,366	146,475
Spansion, Inc., Class A*	21,656	221,974
Standard Microsystems Corp.*	10,361	382,425
STR Holdings, Inc.*(a)	13,541	45,227
SunPower Corp.*(a)	17,809	69,811
Supertex, Inc.*	4,616	78,426
Tessera Technologies, Inc.	23,298	336,656
TriQuint Semiconductor, Inc.*	75,657	426,705
Ultra Clean Holdings, Inc.*	10,451	63,124
Ultratech, Inc.*	11,768	374,340
Veeco Instruments, Inc.*(a)	17,450	623,140
Volterra Semiconductor Corp.*	11,393	261,811

		18,277,488

Software 3.9%
Accelrys, Inc.*	24,912	202,285
ACI Worldwide, Inc.*	17,848	785,491
Actuate Corp.*	22,118	142,882
Advent Software, Inc.*	14,179	322,714
American Software, Inc., Class A	10,523	84,815
Aspen Technology, Inc.*	42,012	982,241
AVG Technologies NV*	3,603	36,138
Blackbaud, Inc.	20,269	546,858
Bottomline Technologies, Inc.*	15,704	298,219
BroadSoft, Inc.*(a)	12,344	303,045
Callidus Software, Inc.*(a)	15,562	72,052
CommVault Systems, Inc.*	20,056	973,117
Comverse Technology, Inc.*	98,279	533,655
Deltek, Inc.*	9,988	130,044
Digimarc Corp.	3,176	77,145
Ebix, Inc.(a)	12,698	275,420
Ellie Mae, Inc.*	9,713	199,117
Envivio, Inc.*	3,565	21,354
EPIQ Systems, Inc.	14,122	159,437
ePlus, Inc.*	1,776	60,348
Fair Isaac Corp.	15,401	666,709
FalconStor Software, Inc.*	14,329	28,945
Gerber Scientific, Inc.*(a)(b)	11,566	0
Glu Mobile, Inc.*(a)	24,330	116,784
Guidance Software, Inc.*	6,416	63,262
Guidewire Software, Inc.*(a)	8,695	223,114
Imperva, Inc.*(a)	4,369	115,342
Infoblox, Inc.*	3,480	73,115
Interactive Intelligence Group, Inc.*	6,591	171,893
JDA Software Group, Inc.*	19,099	564,948
Jive Software, Inc.*(a)	7,274	145,698
Kenexa Corp.*	12,278	292,339
Manhattan Associates, Inc.*	9,123	425,953
Mentor Graphics Corp.*	41,834	639,224
MicroStrategy, Inc., Class A*	3,825	445,460
Monotype Imaging Holdings, Inc.*	16,418	241,016
Netscout Systems, Inc.*	16,473	384,809
OPNET Technologies, Inc.	6,711	177,439
Parametric Technology Corp.*	53,686	1,156,396
Pegasystems, Inc.(a)	7,726	214,628
Pervasive Software, Inc.*	5,864	39,641
Progress Software Corp.*	28,211	548,422
Proofpoint, Inc.*	2,835	39,180
PROS Holdings, Inc.*	9,814	136,807
QAD, Inc., Class A*	2,830	39,479
QLIK Technologies, Inc.*	38,323	766,460
Quest Software, Inc.*	25,149	702,663
RealPage, Inc.*(a)	16,078	357,253
Rosetta Stone, Inc.*	4,877	63,547
Sapiens International Corp. NV*	6,077	21,391
Seachange International, Inc.*	12,817	97,025
Sourcefire, Inc.*	13,275	677,689
SS&C Technologies Holdings, Inc.*	15,211	369,627
Synchronoss Technologies, Inc.*(a)	12,416	237,394
Take-Two Interactive Software, Inc.*	35,095	308,134
Tangoe, Inc.*	13,381	256,781
TeleNav, Inc.*	7,395	42,669
TiVo, Inc.*	55,972	486,397

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Software (continued)
Tyler Technologies, Inc.*	13,519	$527,511
Ultimate Software Group, Inc.*	11,958	1,069,882
VASCO Data Security International, Inc.*	12,664	117,142
Verint Systems, Inc.*	9,780	272,960
VirnetX Holding Corp.*(a)	18,849	445,967
Websense, Inc.*	16,771	251,733

		20,229,205

Specialty Retail 3.6%
Aeropostale, Inc.*	36,483	719,445
America’s Car-Mart, Inc.*	3,597	165,030
Ann, Inc.*	21,899	593,025
Asbury Automotive Group, Inc.*	12,510	327,262
Barnes & Noble, Inc.*(a)	12,692	168,423
bebe stores, inc.	16,646	99,876
Big 5 Sporting Goods Corp.	7,498	56,535
Body Central Corp.*	7,270	75,172
Brown Shoe Co., Inc.	19,243	264,784
Buckle, Inc. (The)(a)	12,460	481,828
Cabela’s, Inc.*	20,946	962,259
Casual Male Retail Group, Inc.*	18,842	71,600
Cato Corp. (The), Class A	12,305	344,540
Children’s Place Retail Stores, Inc. (The)*	10,891	553,263
Citi Trends, Inc.*	6,643	99,844
Collective Brands, Inc.*	27,336	588,271
Conn’s, Inc.*(a)	7,015	125,218
Destination Maternity Corp.	5,998	107,304
Express, Inc.*	40,151	646,431
Finish Line, Inc. (The), Class A	22,863	477,379
Francesca’s Holdings Corp.*	15,615	490,467
Genesco, Inc.*	10,989	727,692
Group 1 Automotive, Inc.	10,290	553,087
Haverty Furniture Cos., Inc.	8,587	96,861
hhgregg, Inc.*(a)	6,949	47,809
Hibbett Sports, Inc.*	11,854	720,368
Hot Topic, Inc.	18,951	192,542
Jos. A. Bank Clothiers, Inc.*(a)	12,492	527,912
Kirkland’s, Inc.*	6,517	70,449
Lithia Motors, Inc., Class A	9,732	271,133
Lumber Liquidators Holdings, Inc.*(a)	12,362	522,789
MarineMax, Inc.*	9,206	68,493
Mattress Firm Holding Corp.*(a)	4,943	144,138
Men’s Wearhouse, Inc. (The)	22,856	622,826
Monro Muffler Brake, Inc.	13,877	458,912
New York & Co., Inc.*	12,643	57,526
Office Depot, Inc.*	127,378	226,733
OfficeMax, Inc.*	38,829	174,342
Orchard Supply Hardware Stores Corp., Class A*	831	13,928
Penske Automotive Group, Inc.	19,066	455,677
PEP Boys-Manny, Moe & Jack (The)	23,716	215,104
Perfumania Holdings, Inc.*	2,249	19,341
Pier 1 Imports, Inc.	43,631	719,475
RadioShack Corp.(a)	44,548	129,635
Rent-A-Center, Inc.	26,663	948,136
rue21, inc.*(a)	6,942	171,051
Select Comfort Corp.*	25,483	662,813
Shoe Carnival, Inc.	6,411	142,324
Sonic Automotive, Inc., Class A(a)	18,094	309,769
Stage Stores, Inc.	13,731	260,065
Stein Mart, Inc.*	12,135	96,473
Systemax, Inc.*	4,948	61,702
Talbots, Inc.*	31,623	86,647
Teavana Holdings, Inc.*(a)	3,946	44,195
Tilly’s, Inc., Class A*	4,114	68,334
Vitamin Shoppe, Inc.*	13,216	725,823
West Marine, Inc.*	6,792	69,482
Wet Seal, Inc. (The), Class A*	40,380	110,641
Winmark Corp.(a)	1,018	56,234
Zumiez, Inc.*	9,836	357,342

		18,625,759

Textiles, Apparel & Luxury Goods 1.4%
Cherokee, Inc.	3,744	50,170
Columbia Sportswear Co.(a)	5,491	277,790
Crocs, Inc.*	40,369	619,664
Culp, Inc.	3,847	38,470
Delta Apparel, Inc.*	3,185	44,590
Fifth & Pacific Cos., Inc.*	48,820	540,926
G-III Apparel Group Ltd.*	7,448	182,997
Iconix Brand Group, Inc.*	31,807	563,938
Jones Group, Inc. (The)(a)	36,855	389,557
Kenneth Cole Productions, Inc., Class A*	3,598	54,114
K-Swiss, Inc., Class A*(a)	12,090	37,600
Maidenform Brands, Inc.*	10,546	222,310
Movado Group, Inc.	7,913	185,481
Oxford Industries, Inc.	6,289	271,936
Perry Ellis International, Inc.*	5,324	100,357
Quiksilver, Inc.*	58,576	169,285
RG Barry Corp.	3,959	52,734
Skechers U.S.A., Inc., Class A*	16,988	338,741
Steven Madden Ltd.*	17,630	712,781
True Religion Apparel, Inc.	11,575	303,728
Tumi Holdings, Inc.*(a)	9,679	174,706
Unifi, Inc.*	6,363	70,502
Vera Bradley, Inc.*(a)	9,036	205,930
Warnaco Group, Inc. (The)*	18,418	785,712
Wolverine World Wide, Inc.	21,824	969,640

		7,363,659

Thrifts & Mortgage Finance 1.5%
Astoria Financial Corp.(a)	39,135	368,652
Bank Mutual Corp.	20,916	89,102
BankFinancial Corp.	9,487	74,568
Beneficial Mutual Bancorp, Inc.*	14,894	127,493
Berkshire Hills Bancorp, Inc.	9,985	224,263
BofI Holding, Inc.*	4,397	88,687
Brookline Bancorp, Inc.	31,495	264,873
Cape Bancorp, Inc.*	5,255	48,766
Charter Financial Corp.	3,026	26,841
Clifton Savings Bancorp, Inc.	3,843	37,469
Dime Community Bancshares, Inc.	14,127	204,842
Doral Financial Corp.*	57,852	78,679
ESB Financial Corp.(a)	4,751	66,942
ESSA Bancorp, Inc.	4,093	43,263
EverBank Financial Corp.*	10,045	120,339

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Common Stocks (continued)

	Shares	Market Value
Thrifts & Mortgage Finance (continued)
Federal Agricultural Mortgage Corp., Class C	4,524	$113,733
First Defiance Financial Corp.	4,372	71,045
First Federal Bancshares of Arkansas, Inc.*(a)	1,538	12,796
First Financial Holdings, Inc.	7,459	88,016
First Financial Northwest, Inc.*(a)	7,120	58,384
First PacTrust Bancorp, Inc.	4,773	53,696
Flushing Financial Corp.	13,882	195,875
Fox Chase Bancorp, Inc.	5,709	85,064
Franklin Financial Corp.*	6,433	103,829
Heritage Financial Group, Inc.	3,839	51,404
Hingham Institution for Savings(a)	545	33,087
Home Bancorp, Inc.*	3,035	51,049
Home Federal Bancorp, Inc.	7,054	69,976
Home Loan Servicing Solutions Ltd.(a)	6,193	89,055
HomeStreet, Inc.*	1,948	71,414
Kaiser Federal Financial Group, Inc.	4,006	58,247
Kearny Financial Corp.	6,781	65,911
Meridian Interstate Bancorp, Inc.*	3,930	60,404
MGIC Investment Corp.*(a)	84,669	204,052
NASB Financial, Inc.*(a)	1,854	35,207
Nationstar Mortgage Holdings, Inc.*	8,648	190,429
Northfield Bancorp, Inc.(a)	6,716	100,539
Northwest Bancshares, Inc.	43,887	511,284
OceanFirst Financial Corp.	6,504	88,519
Ocwen Financial Corp.*	48,326	954,922
Oritani Financial Corp.	20,443	288,042
Peoples Federal Bancshares, Inc.*(a)	2,682	44,950
Provident Financial Holdings, Inc.(a)	4,306	52,705
Provident Financial Services, Inc.	27,055	412,048
Provident New York Bancorp	15,383	127,064
Radian Group, Inc.(a)	59,919	167,773
Rockville Financial, Inc.	12,891	150,180
Roma Financial Corp.(a)	3,435	31,224
SI Financial Group, Inc.(a)	4,706	55,060
Territorial Bancorp, Inc.	4,965	116,678
Tree.com, Inc.*	2,776	35,866
TrustCo Bank Corp. NY	42,284	232,985
United Financial Bancorp, Inc.	7,018	100,007
ViewPoint Financial Group, Inc.	15,185	267,332
Walker & Dunlop, Inc.*	5,182	65,500
Waterstone Financial, Inc.*(a)	3,202	10,663
Westfield Financial, Inc.	11,843	88,349
WSFS Financial Corp.	3,408	141,193

		7,670,335

Tobacco 0.2%
Alliance One International, Inc.*(a)	38,990	127,107
Star Scientific, Inc.*(a)	65,450	247,401
Universal Corp.	10,431	475,028
Vector Group Ltd.(a)	23,728	403,139

		1,252,675

Trading Companies & Distributors 1.0%
Aceto Corp.	11,997	105,334
Aircastle Ltd.	26,354	311,768
Applied Industrial Technologies, Inc.	18,951	704,219
Beacon Roofing Supply, Inc.*(a)	21,048	557,983
BlueLinx Holdings, Inc.*	10,676	22,953
CAI International, Inc.*	5,747	118,848
DXP Enterprises, Inc.*	3,956	174,855
Edgen Group, Inc.*	6,688	50,160
H&E Equipment Services, Inc.*	12,899	182,134
Houston Wire & Cable Co.(a)	8,048	92,150
Interline Brands, Inc.*	14,308	363,137
Kaman Corp.	11,842	385,812
Rush Enterprises, Inc., Class A*	14,914	240,861
SeaCube Container Leasing Ltd.	4,879	85,675
TAL International Group, Inc.	13,115	447,877
Textainer Group Holdings Ltd.(a)	5,527	207,926
Titan Machinery, Inc.*	7,585	215,717
Watsco, Inc.	13,205	897,148
Willis Lease Finance Corp.*	2,345	29,406

		5,193,963

Transportation Infrastructure 0.0%†
Wesco Aircraft Holdings, Inc.*	7,939	105,986

Water Utilities 0.3%
American States Water Co.	8,473	344,427
Artesian Resources Corp., Class A	3,335	71,769
Cadiz, Inc.*	5,799	41,173
California Water Service Group	18,830	347,790
Connecticut Water Service, Inc.	3,859	116,658
Consolidated Water Co., Ltd.	6,558	53,776
Middlesex Water Co.	7,106	132,882
SJW Corp.	6,382	148,892
York Water Co. (The)(a)	5,757	103,799

		1,361,166

Wireless Telecommunication Services 0.1%
Boingo Wireless, Inc.*(a)	7,164	61,539
Leap Wireless International, Inc.*	24,187	137,382
NTELOS Holdings Corp.	6,737	142,824
Shenandoah Telecommunications Co.	10,633	167,470
USA Mobility, Inc.	10,058	112,046

		621,261

Total Common Stocks (cost $462,794,278)		507,692,187

Right 0.0%†

	Number of Rights	Market Value
Commercial Banks 0.0%†
Hampton Roads Bankshares, Inc., expiring at an exercise price of $1.00 on 12/31/2049*(b)	2,757	$15,048

Total Right (cost $21,376)		15,048

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Warrant 0.0%†

	Number of Warrants	Market Value
Oil, Gas & Consumable Fuels 0.0%†
Magnum Hunter Resources Corp., expiring at an exercise price of $10.50 on 10/14/13*(a)(b)	5,139	$0

Total Warrant (cost $ —)		0

Mutual Funds 3.2%

	Shares	Market Value
Equity Fund 0.0%†
Firsthand Technology Value Fund, Inc.*(a)	3,841	$61,955

Money Market Fund 3.2%
Fidelity Institutional Money Market Fund — Institutional Class, 0.22%(c)	16,833,144	16,833,144

Total Mutual Funds (cost $16,906,141)		16,895,099

Repurchase Agreements 15.7%

	Principal Amount	Market Value
BNP Paribas Securities Corp., dated 07/31/12, due 08/01/12, repurchase price $40,000,189, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.27% - 4.38%, maturing 07/12/13 -10/15/15; total market value $40,800,010.(d)	$40,000,000	$40,000,000
Credit Suisse (USA) LLC, dated 07/31/12, due 08/01/12, repurchase price $42,485,328, collateralized by U.S. Government Treasury Securities ranging from 0.25% - 0.38%, maturing 03/15/15 - 05/15/15; total market value $43,334,883.(d)	42,485,128	42,485,128

Total Repurchase Agreements (cost $82,485,128)		82,485,128

Total Investments (cost $562,206,923) (e) — 115.8%		607,087,462
Liabilities in excess of other assets — (15.8%)		(83,001,844)

NET ASSETS — 100.0%		$524,085,618

*	Denotes a non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $79,296,420.
(b)	Fair Valued Security.
(c)	Represents 7-day effective yield as of July 31, 2012.
(d)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2012 was $82,485,128.
(e)	At July 31, 2012, the tax basis cost of the Fund’s investments was $589,138,249, tax unrealized appreciation and depreciation were $71,556,117 and $(53,606,904), respectively.
†	Amount rounds to less than 0.1%.

LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SA	Stock Company

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

At July 31, 2012, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation/ (Depreciation)
214	Russell 2000 Mini Future	09/21/12	$16,790,440	$399,287

At July 31, 2012, the Fund had $1,455,000 segregated as collateral with the broker for open Futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,222,760	$—	$—	$8,222,760
Air Freight & Logistics	1,939,459	—	—	1,939,459
Airlines	3,811,390	—	—	3,811,390
Auto Components	4,135,608	—	—	4,135,608
Automobiles	131,893	—	—	131,893
Beverages	726,795	—	—	726,795
Biotechnology	20,461,164	—	—	20,461,164
Building Products	3,874,981	—	—	3,874,981
Capital Markets	11,653,765	—	—	11,653,765
Chemicals	10,232,387	—	—	10,232,387
Commercial Banks	33,634,394	—	—	33,634,394
Commercial Services & Supplies	11,928,165	—	—	11,928,165
Communications Equipment	10,225,016	—	—	10,225,016
Computers & Peripherals	4,078,831	—	—	4,078,831
Construction & Engineering	3,837,709	—	—	3,837,709
Construction Materials	1,339,425	—	—	1,339,425
Consumer Finance	3,193,276	—	—	3,193,276
Containers & Packaging	1,130,966	—	—	1,130,966
Distributors	1,165,493	—	—	1,165,493
Diversified Consumer Services	5,527,675	—	—	5,527,675
Diversified Financial Services	1,530,285	—	—	1,530,285
Diversified Telecommunication Services	3,021,743	—	—	3,021,743
Electric Utilities	8,160,794	—	—	8,160,794
Electrical Equipment	5,876,003	—	—	5,876,003
Electronic Equipment, Instruments & Components	12,298,126	—	—	12,298,126
Energy Equipment & Services	10,009,684	—	—	10,009,684
Food & Staples Retailing	5,761,015	—	—	5,761,015
Food Products	7,973,108	—	—	7,973,108
Gas Utilities	5,731,955	—	—	5,731,955

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$16,335,128	$—	$—	$16,335,128
Health Care Providers & Services	15,120,964	—	—	15,120,964
Health Care Technology	3,437,766	—	—	3,437,766
Hotels, Restaurants & Leisure	16,259,434	—	—	16,259,434
Household Durables	4,939,690	—	—	4,939,690
Household Products	1,183,346	—	—	1,183,346
Independent Power Producers & Energy Traders	1,741,013	—	—	1,741,013
Industrial Conglomerates	1,078,856	—	—	1,078,856
Information Technology Services	9,946,504	—	—	9,946,504
Insurance	12,324,780	—	—	12,324,780
Internet & Catalog Retail	1,909,980	—	—	1,909,980
Internet Software & Services	12,719,871	—	—	12,719,871
Leisure Equipment & Products	2,675,192	—	—	2,675,192
Life Sciences Tools & Services	1,840,931	—	—	1,840,931
Machinery	16,226,687	—	—	16,226,687
Marine	139,745	—	—	139,745
Media	5,943,483	—	—	5,943,483
Metals & Mining	7,266,294	—	—	7,266,294
Multiline Retail	948,426	—	—	948,426
Multi-Utilities	2,400,728	—	—	2,400,728
Oil, Gas & Consumable Fuels	20,830,104	—	—	20,830,104
Paper & Forest Products	3,623,442	—	—	3,623,442
Personal Products	1,642,091	—	—	1,642,091
Pharmaceuticals	10,391,554	—	—	10,391,554
Professional Services	6,644,520	—	—	6,644,520
Real Estate Investment Trusts (REITs)	40,269,353	—	—	40,269,353
Real Estate Management & Development	830,953	—	—	830,953
Road & Rail	6,705,990	—	—	6,705,990
Semiconductors & Semiconductor Equipment	18,277,488	—	—	18,277,488
Software	20,229,205	—	—	20,229,205
Specialty Retail	18,625,759	—	—	18,625,759
Textiles, Apparel & Luxury Goods	7,363,659	—	—	7,363,659
Thrifts & Mortgage Finance	7,670,335	—	—	7,670,335
Tobacco	1,252,675	—	—	1,252,675
Trading Companies & Distributors	5,193,963	—	—	5,193,963
Transportation Infrastructure	105,986	—	—	105,986
Water Utilities	1,361,166	—	—	1,361,166
Wireless Telecommunication Services	621,261	—	—	621,261

Total Common Stocks	$507,692,187	$—	$—	$507,692,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Cap Index Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Futures Contracts	$399,287	$—	$—	$399,287
Mutual Funds	16,895,099	—	—	16,895,099
Repurchase Agreements	—	82,485,128	—	82,485,128
Right*	—	15,048	—	15,048
Warrant*	—	—	—	—

Total	$524,986,573	$82,500,176	$—	$607,486,749

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period from November 1, 2011 through July 31, 2012, the Fund held two common stock investments that were categorized as level three investments and which were valued at zero. One common stock investment was valued at zero because the stock was received upon the completion of a merger into another company in exchange for any future amounts received upon the conclusion of a legal proceeding in which the acquired company was involved.

One common stock investment was valued at zero because the stock was received upon the merger of the issuer into another company in exchange for any remaining proceeds payable to the issuer’s common stock holders upon completion of the winding down of the issuer.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and sub-adviser recommendations.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through a clearing house and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2012:

Fair Values of Derivatives Not Accounted for as Hedging Instruments as of July 31, 2012

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$399,287

Total		$399,287

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

25

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide Small Company Growth Fund

Common Stocks 98.5%

	Shares	Market Value
Biotechnology 1.0%
Incyte Corp., Ltd.*	1,702	$42,533

Chemicals 2.8%
Balchem Corp.	3,392	113,055

Commercial Services & Supplies 0.3%
EnerNOC, Inc.*	1,942	12,312

Electronic Equipment, Instruments & Components 14.1%
Cognex Corp.	4,454	150,545
Dolby Laboratories, Inc., Class A*	1,219	42,970
DTS, Inc.*	1,538	28,653
FEI Co.	2,902	138,455
FLIR Systems, Inc.	4,463	91,268
Measurement Specialties, Inc.*	4,262	126,922

		578,813

Energy Equipment & Services 3.2%
CARBO Ceramics, Inc.	1,283	82,343
OYO Geospace Corp.*	523	49,570

		131,913

Health Care Equipment & Supplies 16.8%
Abaxis, Inc.*	4,535	161,854
Cantel Medical Corp.	5,363	140,081
Gen-Probe, Inc.*	1,043	86,246
IRIS International, Inc.*	5,418	56,293
Meridian Bioscience, Inc.	5,090	85,054
Neogen Corp.*	4,115	158,304

		687,832

Health Care Technology 7.6%
MedAssets, Inc.*	3,899	51,428
Medidata Solutions, Inc.*	5,417	191,816
Quality Systems, Inc.	4,167	67,339

		310,583

Hotels, Restaurants & Leisure 3.2%
Peet’s Coffee & Tea, Inc.*	1,721	129,763

Internet Software & Services 3.4%
NIC, Inc.	10,325	138,975

Life Sciences Tools & Services 3.6%
Bruker Corp.*	2,484	29,361
Techne Corp.	1,720	118,818

		148,179

Machinery 3.6%
Dynamic Materials Corp.	2,693	45,000
Sun Hydraulics Corp.	4,596	103,778

		148,778

Pharmaceuticals 1.9%
Medicis Pharmaceutical Corp., Class A	2,311	76,078

Semiconductors & Semiconductor Equipment 5.3%
Diodes, Inc.*	5,277	99,946
Hittite Microwave Corp.*	2,270	115,021

		214,967

Software 31.7%
Accelrys, Inc.*	11,350	92,162
ACI Worldwide, Inc.*	2,631	115,790
American Software, Inc., Class A	5,386	43,411
ANSYS, Inc.*	1,795	107,628
Blackbaud, Inc.	5,033	135,790
Concur Technologies, Inc.*	2,276	153,721
Manhattan Associates, Inc.*	2,910	135,868
Netscout Systems, Inc.*	6,558	153,195
Nuance Communications, Inc.*	4,257	86,630
PROS Holdings, Inc.*	6,641	92,576
Rovi Corp.*	1,652	22,104
Tyler Technologies, Inc.*	4,096	159,826

		1,298,701

Total Common Stocks (cost $3,999,795)		4,032,482

Mutual Fund 1.1%

	Shares	Market Value
Money Market Fund 1.1%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22%(a)	45,682	45,682

Total Mutual Fund (cost $45,682)		45,682

Total Investments (cost $4,045,477) (b) — 99.6%		4,078,164
Other assets in excess of liabilities — 0.4%		14,665

NET ASSETS — 100.0%		$4,092,829

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of July 31, 2012.
(b)	At July 31, 2012, the tax basis cost of the Fund’s investments was $4,045,477, tax unrealized appreciation and depreciation were $268,480 and $(235,793), respectively.

Ltd.	Limited

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide Small Company Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

Level 1:	Quoted prices in active markets for identical assets
Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type*	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$4,032,482	$—	$—	$4,032,482
Mutual Fund	45,682	—	—	45,682

Total	$4,078,164	$—	$—	$4,078,164

*	See Statement of Investments for identification of Fund investments by type and industry classification.

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period ended July 31, 2012, the Fund had no investments categorized as Level 3 investments.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks 99.6%

	Shares	Market Value
Aerospace & Defense 1.4%
AAR Corp.	5,878	$83,526
Allied Defense Group, Inc. (The)*(a)(b)	400	2,140
Ascent Solar Technologies, Inc.*(c)	2,800	2,940
Ceradyne, Inc.	4,500	99,000
CPI Aerostructures, Inc.*	837	9,500
Curtiss-Wright Corp.	5,858	175,564
DigitalGlobe, Inc.*	3,274	63,745
Ducommun, Inc.*	2,094	20,647
Esterline Technologies Corp.*	3,852	226,189
Exelis, Inc.	11,154	104,848
GeoEye, Inc.*	2,200	55,946
Huntington Ingalls Industries, Inc.*	2,735	106,638
Innovative Solutions & Support, Inc.*	1,500	5,100
Kratos Defense & Security Solutions, Inc.*	4,611	26,052
LMI Aerospace, Inc.*	1,878	33,860
Moog, Inc., Class A*	1,317	47,926
National Presto Industries, Inc.(c)	200	13,308
Orbital Sciences Corp.*	2,417	31,663
SIFCO Industries, Inc.	200	3,850
Sparton Corp.*	1,053	10,309
Sypris Solutions, Inc.	157	975
Taser International, Inc.*	200	1,082
Triumph Group, Inc.	2,844	177,835

		1,302,643

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	7,608	36,747
Atlas Air Worldwide Holdings, Inc.*	4,664	211,559
Pacer International, Inc.*	2,752	11,558
UTi Worldwide, Inc.	7,920	104,940
XPO Logistics, Inc.*(c)	1,358	17,274

		382,078

Airlines 0.5%
Alaska Air Group, Inc.*	3,832	133,545
Hawaiian Holdings, Inc.*(c)	10,790	68,732
JetBlue Airways Corp.*	37,627	207,325
Republic Airways Holdings, Inc.*	7,860	35,763
SkyWest, Inc.	5,268	36,876

		482,241

Auto Components 0.7%
Cooper Tire & Rubber Co.	8,201	143,271
Dana Holding Corp.	302	3,980
Dorman Products, Inc.*	1,400	40,208
Drew Industries, Inc.*	1,140	30,620
Exide Technologies*	11,500	33,695
Federal-Mogul Corp.*	7,645	76,068
Fuel Systems Solutions, Inc.*	2,282	40,437
Modine Manufacturing Co.*	5,748	38,569
Motorcar Parts of America, Inc.*(c)	2,200	9,790
Shiloh Industries, Inc.	1,847	19,412
Spartan Motors, Inc.	5,568	28,397
Standard Motor Products, Inc.	5,949	83,643
Stoneridge, Inc.*	1,052	6,754
Superior Industries International, Inc.	4,675	79,896

		634,740

Automobiles 0.2%
Thor Industries, Inc.	6,606	189,790

Beverages 0.4%
Central European Distribution Corp.*(c)	16,258	53,001
Coca-Cola Bottling Co. Consolidated	840	56,423
Constellation Brands, Inc., Class A*	8,720	245,991
Craft Brew Alliance, Inc.*	1,200	10,248
MGP Ingredients, Inc.	2,400	7,800
Primo Water Corp.*(c)	4,800	7,152

		380,615

Biotechnology 0.3%
AMAG Pharmaceuticals, Inc.*	430	6,656
Astex Pharmaceuticals, Inc.*	11,151	27,655
BioMimetic Therapeutics, Inc.*(c)	8,100	27,540
Celldex Therapeutics, Inc.*(c)	1,810	9,358
Codexis, Inc.*(c)	1,615	4,974
Emergent Biosolutions, Inc.*	2,300	33,603
Enzon Pharmaceuticals, Inc.*(c)	2,902	19,240
Lexicon Pharmaceuticals, Inc.*(c)	7,400	17,908
Maxygen, Inc.*	2,900	17,487
MediciNova, Inc.*(c)	1,476	2,435
Myrexis, Inc.*	1,724	4,396
Repligen Corp.*	2,489	10,006
Rigel Pharmaceuticals, Inc.*	332	3,632
Sangamo BioSciences, Inc.*(c)	5,545	29,167
Targacept, Inc.*	9,300	40,176

		254,233

Building Products 0.7%
American Woodmark Corp.*	1,400	23,338
Apogee Enterprises, Inc.	5,581	90,356
Armstrong World Industries, Inc.	364	14,069
Builders FirstSource, Inc.*(c)	2,800	10,080
Gibraltar Industries, Inc.*	5,281	50,275
Griffon Corp.	5,932	52,142
Insteel Industries, Inc.(c)	3,880	38,645
Owens Corning, Inc.*	4,313	115,847
Quanex Building Products Corp.(c)	4,100	69,290
Simpson Manufacturing Co., Inc.	5,368	130,120
Universal Forest Products, Inc.	2,109	67,340
US Home Systems, Inc.	700	6,377

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Building Products (continued)
USG Corp.*(c)	306	$4,970

		672,849

Capital Markets 1.7%
American Capital Ltd.*	63,170	629,173
Calamos Asset Management, Inc., Class A	788	8,329
Capital Southwest Corp.(c)	350	36,540
Cowen Group, Inc., Class A*	6,392	15,980
E*TRADE Financial Corp.*	6,184	47,184
Edelman Financial Group, Inc.	3,450	29,912
FirstCity Financial Corp.*	1,000	9,000
GFI Group, Inc.	5,720	18,190
Harris & Harris Group, Inc.*	5,789	21,535
ICG Group, Inc.*	3,493	31,227
INTL. FCStone, Inc.*(c)	800	15,240
Investment Technology Group, Inc.*	1,497	12,395
Janus Capital Group, Inc.	14,748	106,628
Jefferies Group, Inc.	175	2,194
JMP Group, Inc.	2,355	14,672
KBW, Inc.(c)	683	11,003
Knight Capital Group, Inc., Class A*	7,279	75,192
Legg Mason, Inc.	13,220	324,154
MCG Capital Corp.	8,170	35,785
Medallion Financial Corp.	1,852	20,520
Oppenheimer Holdings, Inc., Class A	326	4,535
Piper Jaffray Cos.*	700	14,917
Safeguard Scientifics, Inc.*	3,366	52,072
SWS Group, Inc.*	3,400	19,482

		1,555,859

Chemicals 3.4%
A. Schulman, Inc.	4,654	101,736
American Pacific Corp.*	600	6,096
American Vanguard Corp.	4,345	101,630
Arabian American Development Co.*	100	950
Ashland, Inc.	4,400	309,716
Cabot Corp.	3,200	124,800
Chase Corp.(c)	500	7,730
Chemtura Corp.*	9,364	126,601
Core Molding Technologies, Inc.*	471	3,768
Cytec Industries, Inc.	2,992	184,188
Ferro Corp.*	15,945	48,951
FutureFuel Corp.(c)	982	9,555
Georgia Gulf Corp.	5,100	167,178
H.B. Fuller Co.	6,127	179,031
Huntsman Corp.	21,100	266,915
Innospec, Inc.*	1,700	52,904
KMG Chemicals, Inc.	1,276	22,815
Kraton Performance Polymers, Inc.*	1,600	37,472
Landec Corp.*	5,776	46,150
Minerals Technologies, Inc.	2,282	145,911
Olin Corp.	8,645	174,975
OM Group, Inc.*	4,727	74,214
Omnova Solutions, Inc.*	650	4,732
Penford Corp.*	1,600	12,624
PolyOne Corp.	6,045	89,043
Quaker Chemical Corp.	212	9,385
Sensient Technologies Corp.	5,500	194,975
Spartech Corp.*	5,201	26,473
Valspar Corp.	5,900	296,180
Westlake Chemical Corp.	5,000	296,800
Zoltek Cos., Inc.*(c)	7,635	63,676

		3,187,174

Commercial Banks 7.8%
1st Source Corp.	2,736	60,794
1st United Bancorp, Inc.*	654	3,878
Ameris Bancorp*	2,036	24,310
AmeriServ Financial, Inc.*	1,800	5,148
Arrow Financial Corp.(c)	400	9,728
Associated Banc-Corp.	7,043	87,967
Bancfirst Corp.	209	8,490
Bancorp, Inc. (The)*	2,648	24,759
BancorpSouth, Inc.	5,865	84,984
BancTrust Financial Group, Inc.*	1,100	3,256
Banner Corp.	2,528	57,461
BBCN Bancorp, Inc.*	8,440	95,710
Boston Private Financial Holdings, Inc.	7,814	73,530
Bryn Mawr Bank Corp.	471	9,740
Camden National Corp.	99	3,571
Capital City Bank Group, Inc.	2,100	15,393
CapitalSource, Inc.	18,097	118,535
Cardinal Financial Corp.	3,473	44,454
Cathay General Bancorp	13,982	226,369
Center Bancorp, Inc.(c)	1,488	16,442
Centerstate Banks, Inc.	991	7,680
Central Pacific Financial Corp.*	333	4,462
Chemical Financial Corp.	1,317	29,540
City Holding Co.(c)	1,400	46,270
City National Corp.	900	44,352
CNB Financial Corp.	85	1,400
CoBiz Financial, Inc.	5,513	36,937
Columbia Banking System, Inc.	6,400	115,520
Comerica, Inc.	2,010	60,722
Community Bank System, Inc.	4,100	112,791
Community Bankers Trust Corp.*	300	642
Community Trust Bancorp, Inc.	1,612	54,711
CVB Financial Corp.(c)	7,379	87,072
East West Bancorp, Inc.	1,200	26,160
Enterprise Financial Services Corp.	1,963	24,636
Fidelity Southern Corp.(c)	1,291	11,723
Financial Institutions, Inc.	1,239	21,311
First Bancorp, North Carolina	1,818	15,489
First Bancorp, Puerto Rico*	1,425	5,387

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Banks (continued)
First Busey Corp.	4,356	$20,299
First California Financial Group, Inc.*	512	3,436
First Commonwealth Financial Corp.	10,300	72,203
First Community Bancshares, Inc.	2,243	32,501
First Financial Bancorp	3,773	60,217
First Financial Corp.(c)	1,314	38,960
First Horizon National Corp.	11,684	96,159
First Interstate BancSystem, Inc.	885	12,753
First Merchants Corp.	3,910	55,639
First Midwest Bancorp, Inc.	8,016	90,581
First Niagara Financial Group, Inc.	12,046	91,309
First South Bancorp, Inc.*	850	3,604
FirstMerit Corp.	2,859	46,316
FNB Corp.	12,066	131,278
Fulton Financial Corp.	8,456	77,711
German American Bancorp, Inc.(c)	805	16,382
Glacier Bancorp, Inc.	5,383	81,660
Great Southern Bancorp, Inc.(c)	1,161	35,585
Green Bankshares, Inc.*(c)	1,261	2,282
Guaranty Bancorp*	5,200	9,984
Hanmi Financial Corp.*	2,172	23,783
Heartland Financial USA, Inc.	1,847	48,262
Heritage Commerce Corp.*	3,460	21,210
Heritage Financial Corp.(c)	190	2,631
Home BancShares, Inc.	44	1,327
Hudson Valley Holding Corp.	562	9,475
IBERIABANK Corp.	4,100	192,003
Independent Bank Corp.(c)	2,048	60,846
Independent Bank Corp., Michigan*	380	1,098
International Bancshares Corp.	1,471	26,963
Intervest Bancshares Corp., Class A*	154	581
Lakeland Bancorp, Inc.	3,214	30,276
Lakeland Financial Corp.	779	20,051
Macatawa Bank Corp.*	3,062	9,952
MainSource Financial Group, Inc.	2,706	31,606
MB Financial, Inc.	7,313	147,649
MBT Financial Corp.*(c)	2,200	6,490
Mercantile Bank Corp.*(c)	826	13,679
Metro Bancorp, Inc.*	1,907	23,837
National Penn Bancshares, Inc.	13,300	117,572
NBT Bancorp, Inc.	247	5,189
NewBridge Bancorp*	2,450	10,070
North Valley Bancorp*	78	1,014
Old National Bancorp	6,911	84,591
Old Second Bancorp, Inc.*(c)	1,500	2,100
OmniAmerican Bancorp, Inc.*	1,963	41,203
Oriental Financial Group, Inc.	5,746	59,643
Pacific Capital Bancorp*	874	39,872
Pacific Continental Corp.	1,758	16,226
Pacific Mercantile Bancorp*	1,000	6,680
PacWest Bancorp	2,700	61,857
Park National Corp.(c)	600	40,644
Park Sterling Corp.*(c)	575	2,639
Peoples Bancorp, Inc.	1,391	30,407
Pinnacle Financial Partners, Inc.*	6,100	119,255
Popular, Inc.*	8,323	125,428
Preferred Bank, Los Angeles*(c)	370	3,989
PrivateBancorp, Inc.	12,137	185,939
Prosperity Bancshares, Inc.	2,311	93,757
Renasant Corp.	2,642	46,763
Republic Bancorp, Inc., Class A(c)	1,042	24,602
Republic First Bancorp, Inc.*	1,723	3,567
S&T Bancorp, Inc.	1,532	25,278
Sandy Spring Bancorp, Inc.	1,307	23,278
SCBT Financial Corp.	736	27,261
Seacoast Banking Corp. of Florida*(c)	7,563	10,588
Sierra Bancorp	1,250	13,350
Simmons First National Corp., Class A(c)	1,967	45,910
Somerset Hills Bancorp	420	3,612
Southern Community Financial Corp.*	1,400	4,410
Southside Bancshares, Inc.(c)	842	17,564
Southwest Bancorp, Inc.*	2,436	22,411
StellarOne Corp.	3,098	41,482
Sterling Bancorp	2,164	20,753
Suffolk Bancorp*	95	1,235
Sun Bancorp, Inc.*(c)	2,364	6,950
Susquehanna Bancshares, Inc.	19,656	209,533
Synovus Financial Corp.(c)	138,715	263,559
Taylor Capital Group, Inc.*(c)	1,119	19,527
Texas Capital Bancshares, Inc.*	900	38,781
Tompkins Financial Corp.	616	24,184
TowneBank	2,102	30,059
TriCo Bancshares	267	4,072
Trustmark Corp.	5,483	132,579
UMB Financial Corp.	2,406	115,632
Umpqua Holdings Corp.	14,821	184,966
Union First Market Bankshares Corp.	2,915	44,512
United Bankshares, Inc.(c)	200	4,660
United Community Banks, Inc.*	1,585	10,794
United Security Bancshares*	265	644
Univest Corp. of Pennsylvania	1,509	24,008
Valley National Bancorp	501	4,659
Virginia Commerce Bancorp, Inc.*	2,526	20,385
Washington Banking Co.(c)	1,359	18,999
Washington Trust Bancorp, Inc.	1,499	37,205
Webster Financial Corp.	10,027	205,754
WesBanco, Inc.	3,505	72,589
West Bancorporation, Inc.	1,619	16,417
West Coast Bancorp*	995	19,791
Western Alliance Bancorp*	13,239	122,064
Wilshire Bancorp, Inc.*	2,717	17,226
Wintrust Financial Corp.	5,392	197,940
Yadkin Valley Financial Corp.*	2,000	5,580
Zions Bancorporation	38,900	707,980

		7,273,090

Commercial Services & Supplies 2.0%
ABM Industries, Inc.	6,020	111,972
ACCO Brands Corp.*	212	1,796
Acorn Energy, Inc.(c)	1,419	12,317

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Commercial Services & Supplies (continued)
American Reprographics Co.*	1,276	$5,576
AMREP Corp.*	180	1,080
Asset Acceptance Capital Corp.*	2,200	12,826
Asta Funding, Inc.	1,919	17,885
Casella Waste Systems, Inc., Class A*	2,859	14,438
Consolidated Graphics, Inc.*	1,561	37,011
Courier Corp.	1,886	20,972
Covanta Holding Corp.	18,000	309,240
Encore Capital Group, Inc.*	48	1,344
EnergySolutions, Inc.*	20,183	33,504
EnerNOC, Inc.*(c)	4,199	26,622
Ennis, Inc.	2,761	39,593
Fuel Tech, Inc.*	2,542	13,307
G&K Services, Inc., Class A	1,400	44,114
Geo Group, Inc. (The)*	8,323	192,428
Intersections, Inc.	2,600	37,024
KAR Auction Services, Inc.*	1,126	18,027
Kimball International, Inc., Class B	5,748	53,744
McGrath RentCorp	2,793	74,322
Metalico, Inc.*	4,282	8,307
Mobile Mini, Inc.*(c)	6,145	87,996
Multi-Color Corp.	1,174	22,823
NL Industries, Inc.(c)	1,831	21,606
Portfolio Recovery Associates, Inc.*	206	17,444
Quad/Graphics, Inc.(c)	1,100	16,929
RR Donnelley & Sons Co.(c)	3,496	42,371
Schawk, Inc.	3,031	34,493
Standard Register Co. (The)(c)	3,526	2,856
Steelcase, Inc., Class A	14,813	126,947
Sykes Enterprises, Inc.*	2,502	37,005
Tetra Tech, Inc.*	3,627	93,250
UniFirst Corp.	2,352	147,282
United Stationers, Inc.	4,178	105,327
Versar, Inc.*	600	1,818
Viad Corp.	2,903	50,309
Virco Manufacturing Corp.*	1,500	2,265

		1,898,170

Communications Equipment 2.0%
Anaren, Inc.*	2,904	58,283
Arris Group, Inc.*	14,421	183,003
Aviat Networks, Inc.*	7,678	17,352
Aware, Inc.(c)	1,300	8,047
Bel Fuse, Inc., Class B	1,319	23,782
Black Box Corp.	2,600	69,264
Brocade Communications Systems, Inc.*	84,602	420,472
Calix, Inc.*(c)	5,875	27,084
Communications Systems, Inc.	1,420	16,287
Comtech Telecommunications Corp.(c)	3,510	95,893
Digi International, Inc.*	4,045	37,012
EchoStar Corp., Class A*	4,067	117,130
EMCORE Corp.*(c)	3,875	19,298
Emulex Corp.*	13,009	84,168
Extreme Networks*	15,787	50,518
Globecomm Systems, Inc.*	4,635	47,184
Harmonic, Inc.*	9,600	40,704
Infinera Corp.*(c)	11,300	62,376
KVH Industries, Inc.*	802	10,466
Meru Networks, Inc.*	1,300	3,848
Network Equipment Technologies, Inc.*	650	858
Oclaro, Inc.*	16,708	46,781
Oplink Communications, Inc.*	4,291	56,899
Optical Cable Corp.	300	1,098
PC-Tel, Inc.	1,200	7,392
Performance Technologies, Inc.*	1,121	2,152
Sonus Networks, Inc.*	32,933	54,669
Sycamore Networks, Inc.*	4,613	65,735
Symmetricom, Inc.*	5,222	31,280
Tellabs, Inc.	38,811	127,688
Telular Corp.	2,203	20,774
Tessco Technologies, Inc.	1,910	35,813
UTStarcom Holdings Corp.*	11,542	12,350
Westell Technologies, Inc., Class A*	8,136	17,818

		1,873,478

Computers & Peripherals 0.5%
Avid Technology, Inc.*	6,800	62,628
Concurrent Computer Corp.(c)	529	2,232
Cray, Inc.*	3,102	38,558
Datalink Corp.*	3,720	29,276
Dataram Corp.*(c)	600	372
Electronics for Imaging, Inc.*	8,400	122,808
Hutchinson Technology, Inc.*(c)	4,426	6,152
Imation Corp.*	3,874	21,578
Intermec, Inc.*	3,823	23,015
Intevac, Inc.*	2,994	17,575
Novatel Wireless, Inc.*	2,900	6,844
Presstek, Inc.*	2,000	704
Rimage Corp.	220	1,529
Silicon Graphics International Corp.*(c)	2,506	16,665
STEC, Inc.*(c)	6,900	55,683
Steel Excel, Inc.*	1,070	29,318
Xyratex Ltd.	5,513	65,219

		500,156

Construction & Engineering 1.8%
AECOM Technology Corp.*	4,273	69,265
Aegion Corp.*	6,090	105,966
Argan, Inc.	134	2,119
Comfort Systems USA, Inc.	3,250	31,817
Dycom Industries, Inc.*	6,300	109,746
EMCOR Group, Inc.	9,444	248,660
Furmanite Corp.*	106	475
Granite Construction, Inc.	5,032	130,329
Great Lakes Dredge & Dock Corp.	9,215	65,703
Integrated Electrical Services, Inc.*	1,200	3,444
Layne Christensen Co.*	3,560	75,116
MasTec, Inc.*	10,169	162,297
Michael Baker Corp.*	1,057	26,658
MYR Group, Inc.*	4,154	67,793
Northwest Pipe Co.*	2,016	49,090
Orion Marine Group, Inc.*	1,200	8,676
Pike Electric Corp.*	5,459	46,784
Sterling Construction Co., Inc.*	3,017	29,959
Tutor Perini Corp.*	6,606	75,044
URS Corp.	9,861	345,825

		1,654,766

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

Construction Materials 0.2%
Headwaters, Inc.*	7,409	$46,306
Texas Industries, Inc.(c)	3,959	165,368

		211,674

Consumer Finance 0.3%
Cash America International, Inc.	5,300	203,096
CompuCredit Holdings Corp.*	3,137	13,803
First Marblehead Corp. (The)*(c)	12,745	13,637
Nelnet, Inc., Class A	3,500	82,285
QC Holdings, Inc.	37	130

		312,951

Containers & Packaging 0.5%
Bemis Co., Inc.	3,600	110,700
Boise, Inc.	14,796	109,490
Graphic Packaging Holding Co.*	16,566	92,770
Myers Industries, Inc.	4,875	80,145
Rock-Tenn Co., Class A	1,268	73,823
Sealed Air Corp.	2,342	37,940

		504,868

Distributors 0.1%
Core-Mark Holding Co., Inc.	2,478	119,663
VOXX International Corp.*	2,000	14,980

		134,643

Diversified Consumer Services 0.7%
Ascent Capital Group, Inc., Class A*	1,498	74,570
Cambium Learning Group, Inc.*	300	330
Career Education Corp.*	11,688	55,051
Carriage Services, Inc.	1,715	13,857
Corinthian Colleges, Inc.*(c)	19,366	39,119
Education Management Corp.*(c)	53	199
K12, Inc.*(c)	1,800	32,544
Lincoln Educational Services Corp.	2,317	10,102
Mac-Gray Corp.	1,436	19,860
Matthews International Corp., Class A	1,057	30,653
Regis Corp.(c)	7,957	134,633
School Specialty, Inc.*(c)	4,400	14,784
Service Corp. International	16,280	209,198
Stewart Enterprises, Inc., Class A(c)	3,400	23,222

		658,122

Diversified Financial Services 0.7%
Interactive Brokers Group, Inc., Class A	7,410	102,629
Marlin Business Services Corp.	1,601	24,591
NASDAQ OMX Group, Inc. (The)	11,841	268,791
NewStar Financial, Inc.*	6,586	78,505
PHH Corp.*	9,292	150,623
PICO Holdings, Inc.*	1,700	40,987
Resource America, Inc., Class A	2,032	12,334

		678,460

Diversified Telecommunication Services 0.3%
Atlantic Tele-Network, Inc.	526	18,389
Cbeyond, Inc.*	2,600	18,538
Consolidated Communications Holdings, Inc.	833	13,211
General Communication, Inc., Class A*	7,880	74,387
HickoryTech Corp.	1,535	16,378
Iridium Communications, Inc.*(c)	4,696	42,546
Neutral Tandem, Inc.*	3,661	50,009
ORBCOMM, Inc.*	5,929	18,439
Premiere Global Services, Inc.*	6,710	61,464
Primus Telecommunications Group, Inc.(c)	703	11,129

		324,490

Electrical Equipment 1.0%
A123 Systems, Inc.*(c)	8,500	3,740
Allied Motion Technologies, Inc.(c)	538	3,147
American Superconductor Corp.*	6,222	23,084
AZZ, Inc.	4,316	132,544
Brady Corp., Class A	4,000	106,120
Encore Wire Corp.	3,906	107,025
EnerSys, Inc.*	7,700	262,955
Franklin Electric Co., Inc.	200	11,282
General Cable Corp.*	6,206	162,163
Global Power Equipment Group, Inc.(c)	586	12,042
LSI Industries, Inc.	3,306	21,324
Ocean Power Technologies, Inc.*(c)	3,200	7,680
Orion Energy Systems, Inc.*	2,991	6,640
Powell Industries, Inc.*	1,095	37,526
PowerSecure International, Inc.*	2,223	10,159
Regal-Beloit Corp.	400	25,748
Ultralife Corp.*	1,752	6,850
Vicor Corp.	3,400	22,814

		962,843

Electronic Equipment, Instruments & Components 4.0%
Agilysys, Inc.*	3,840	33,370
Arrow Electronics, Inc.*	5,100	172,125
Avnet, Inc.*	3,096	97,524
AVX Corp.	13,800	134,412
Benchmark Electronics, Inc.*	5,200	81,952
Brightpoint, Inc.*	4,089	36,678
Checkpoint Systems, Inc.*	6,972	53,615
Coherent, Inc.*	913	44,582
Daktronics, Inc.	1,007	7,784
DTS, Inc.*	13	242
Electro Rent Corp.	3,686	61,777
Electro Scientific Industries, Inc.	5,246	65,103
Fabrinet*	1,402	18,618
FARO Technologies, Inc.*	200	8,606
FEI Co.	608	29,008
Frequency Electronics, Inc.*	900	8,037
GSI Group, Inc.*	2,216	22,825
ID Systems, Inc.*	1,945	8,363
Identive Group, Inc.*	4,603	4,120
IEC Electronics Corp.*	1,140	7,171
Ingram Micro, Inc., Class A*	31,600	473,684
Insight Enterprises, Inc.*	6,558	109,912
Iteris, Inc.*	1,700	2,584
Itron, Inc.*	4,030	157,049

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Electronic Equipment, Instruments & Components (continued)
KEMET Corp.*	9,314	$44,987
Key Tronic Corp.*(c)	2,680	19,886
LoJack Corp.*	1,825	5,712
Measurement Specialties, Inc.*	1,796	53,485
Mercury Computer Systems, Inc.*	4,114	48,010
Methode Electronics, Inc.	5,086	44,757
Multi-Fineline Electronix, Inc.*	1,900	49,723
NAPCO Security Technologies, Inc.*	1,850	5,531
Newport Corp.*	6,564	73,845
OSI Systems, Inc.*	1,500	96,810
PAR Technology Corp.*	1,300	6,669
Park Electrochemical Corp.	1,601	43,243
PC Connection, Inc.	1,900	22,591
PC Mall, Inc.*(c)	2,073	11,857
Perceptron, Inc.*	1,480	7,933
Planar Systems, Inc.*(c)	1,900	2,679
Plexus Corp.*	4,796	137,741
Power-One, Inc.*(c)	17,620	88,100
Radisys Corp.*(c)	3,068	10,462
RF Industries Ltd.	443	1,816
Richardson Electronics Ltd.	2,700	33,075
Rofin-Sinar Technologies, Inc.*	3,271	59,303
Rogers Corp.*	2,587	92,744
Sanmina-SCI Corp.*	11,553	98,663
ScanSource, Inc.*	3,037	87,678
SMTC Corp.*(c)	2,189	6,764
SYNNEX Corp.*	5,874	198,717
Tech Data Corp.*	7,657	383,616
TTM Technologies, Inc.*	10,143	110,964
Viasystems Group, Inc.*	372	5,729
Vicon Industries, Inc.*	371	1,150
Vishay Intertechnology, Inc.*	17,572	173,436
Vishay Precision Group, Inc.*	830	11,288
Wayside Technology Group, Inc.	200	2,558
Zygo Corp.*	1,869	33,418

		3,714,081

Energy Equipment & Services 3.6%
Basic Energy Services, Inc.*(c)	5,747	62,183
Bolt Technology Corp.	934	13,590
Bristow Group, Inc.	5,890	269,585
Cal Dive International, Inc.*(c)	13,404	21,714
Dawson Geophysical Co.*	1,747	40,251
ENGlobal Corp.*	1,900	2,717
Exterran Holdings, Inc.*	10,368	153,135
Forbes Energy Services Ltd.*(c)	500	2,205
Global Geophysical Services, Inc.*	5,630	33,048
Gulf Island Fabrication, Inc.	2,673	74,336
GulfMark Offshore, Inc., Class A*	4,366	156,958
Helix Energy Solutions Group, Inc.*	18,987	339,488
Hercules Offshore, Inc.*	28,053	100,710
Hornbeck Offshore Services, Inc.*	5,592	236,821
Key Energy Services, Inc.*	4,200	33,642
Matrix Service Co.*	5,330	55,219
Mitcham Industries, Inc.*	1,677	29,633
Natural Gas Services Group, Inc.*	3,200	46,400
Newpark Resources, Inc.*(c)	16,200	110,646
Parker Drilling Co.*	15,862	73,441
Patterson-UTI Energy, Inc.	15,079	233,423
PHI, Inc., Non-Voting Shares*	1,599	42,661
Pioneer Energy Services Corp.*	10,270	82,571
Rowan Cos. PLC, Class A*	6,500	228,345
SEACOR Holdings, Inc.*	2,834	240,748
Tesco Corp.*	2,844	32,962
TETRA Technologies, Inc.*	9,126	63,243
TGC Industries, Inc.*	1,984	13,848
Tidewater, Inc.	5,680	275,878
Union Drilling, Inc.*	4,938	17,678
Unit Corp.*	5,615	223,252
Willbros Group, Inc.*	8,620	59,047

		3,369,378

Food & Staples Retailing 0.7%
Andersons, Inc. (The)	2,693	102,253
Harris Teeter Supermarkets, Inc.	1,600	66,144
Ingles Markets, Inc., Class A	2,372	38,806
Nash Finch Co.	1,529	29,296
Pantry, Inc. (The)*	4,128	58,742
Spartan Stores, Inc.	4,657	80,100
SUPERVALU, Inc.(c)	16,960	41,891
Susser Holdings Corp.*	3,733	134,799
United Natural Foods, Inc.*	300	16,290
Weis Markets, Inc.	2,429	105,734

		674,055

Food Products 2.5%
B&G Foods, Inc.	572	16,016
Cal-Maine Foods, Inc.	2,864	108,059
Chiquita Brands International, Inc.*(c)	8,873	45,962
Darling International, Inc.*	9,504	157,006
Diamond Foods, Inc.(c)	3,591	58,426
Dole Food Co., Inc.*(c)	10,128	119,206
Farmer Bros. Co.*	1,801	14,048
Fresh Del Monte Produce, Inc.	7,141	174,954
Hain Celestial Group, Inc. (The)*	5,504	306,518
J&J Snack Foods Corp.	96	5,548
John B. Sanfilippo & Son, Inc.*	300	5,088
Omega Protein Corp.*	4,187	34,878
Overhill Farms, Inc.*	522	2,010
Pilgrim’s Pride Corp.*(c)	8,953	41,631
Post Holdings, Inc.*	3,516	104,074
Ralcorp Holdings, Inc.*	1,203	71,783
Sanderson Farms, Inc.(c)	2,842	104,671
Seneca Foods Corp., Class A*	1,413	34,873
Smart Balance, Inc.*	12,808	121,932
Smithfield Foods, Inc.*	25,800	477,300
Snyders-Lance, Inc.	4,109	96,274
Tootsie Roll Industries, Inc.(c)	1,805	44,186
TreeHouse Foods, Inc.*	2,400	134,376

		2,278,819

Gas Utilities 0.0%†
UGI Corp.	243	7,448

Health Care Equipment & Supplies 2.5%
Accuray, Inc.*	2,931	18,495
Alere, Inc.*	8,834	166,698
Alphatec Holdings, Inc.*	4,920	8,659
Analogic Corp.	1,302	83,354
AngioDynamics, Inc.*	3,318	36,531

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Health Care Equipment & Supplies (continued)
Anika Therapeutics, Inc.*	2,200	$26,730
Cantel Medical Corp.	4,458	116,443
CONMED Corp.	2,200	60,368
Cooper Cos., Inc. (The)	2,534	190,709
CryoLife, Inc.*	3,416	18,993
Cutera, Inc.*	2,161	14,781
Cynosure, Inc., Class A*	1,454	36,408
Digirad Corp.*	1,500	3,000
Exactech, Inc.*	877	14,514
Greatbatch, Inc.*	2,535	57,874
ICU Medical, Inc.*	854	45,544
Integra LifeSciences Holdings Corp.*	4,123	158,571
Invacare Corp.	5,401	76,100
IRIS International, Inc.*	904	9,393
Medical Action Industries, Inc.*	1,600	5,568
Merit Medical Systems, Inc.*	5,370	72,549
Misonix, Inc.*	600	1,452
Natus Medical, Inc.*	7,710	95,296
NuVasive, Inc.*	7,165	149,677
Orthofix International NV*	327	13,410
Palomar Medical Technologies, Inc.*	2,743	21,971
PhotoMedex, Inc.*(c)	134	1,861
Rochester Medical Corp.*(c)	1,348	13,453
RTI Biologics, Inc.*	10,402	37,031
Solta Medical, Inc.*	6,832	22,341
SurModics, Inc.*	2,558	40,774
Symmetry Medical, Inc.*	5,455	42,276
Teleflex, Inc.	5,545	353,438
Theragenics Corp.*	3,000	5,520
TranS1, Inc.*	1,626	4,065
West Pharmaceutical Services, Inc.	2,592	129,030
Wright Medical Group, Inc.*(c)	7,000	130,480
Young Innovations, Inc.	1,037	37,425

		2,320,782

Health Care Providers & Services 3.0%
Addus HomeCare Corp.*	747	3,287
Almost Family, Inc.*	1,742	38,341
Amedisys, Inc.*(c)	6,585	80,271
AMN Healthcare Services, Inc.*	8,273	48,314
Amsurg Corp.*	4,593	135,677
Assisted Living Concepts, Inc., Class A	2,439	34,170
BioScrip, Inc.*	10,685	67,957
Capital Senior Living Corp.*	4,591	51,603
CardioNet, Inc.*	1,510	2,945
Centene Corp.*	500	19,020
Chindex International, Inc.*	2,600	27,170
Community Health Systems, Inc.*	10,775	265,173
Coventry Health Care, Inc.	8,524	284,105
Cross Country Healthcare, Inc.*	3,254	14,838
Dynacq Healthcare, Inc.*(c)	256	123
Ensign Group, Inc. (The)	1,137	31,893
ExamWorks Group, Inc.*(c)	2,465	32,168
Five Star Quality Care, Inc.*	9,300	33,201
Gentiva Health Services, Inc.*	8,079	53,806
Hanger, Inc.*	5,565	143,410
Health Net, Inc.*	100	2,202
Healthways, Inc.*	4,019	45,053
Integramed America, Inc.*	2,035	28,348
Kindred Healthcare, Inc.*	8,188	77,540
LHC Group, Inc.*	4,529	81,024
LifePoint Hospitals, Inc.*	5,780	220,334
Magellan Health Services, Inc.*	2,143	103,293
MedCath Corp.*	2,115	16,328
Metropolitan Health Networks, Inc.*	366	3,085
Molina Healthcare, Inc.*	5,818	142,017
National HealthCare Corp.(c)	900	39,303
Omnicare, Inc.	10,500	329,805
PDI, Inc.*	1,600	11,488
PharMerica Corp.*	3,660	37,661
Providence Service Corp. (The)*	912	11,765
Select Medical Holdings Corp.*	7,442	79,257
Skilled Healthcare Group, Inc., Class A*	2,519	13,678
Sun Healthcare Group, Inc.*	1,776	14,847
SunLink Health Systems, Inc.*	700	784
Triple-S Management Corp., Class B*	2,990	54,478
Universal American Corp.*	8,136	72,899
Wizzard Software Corp.*	190	665

		2,753,326

Health Care Technology 0.2%
Arrhythmia Research Technology, Inc.	200	580
MedAssets, Inc.*	8,062	106,338
Omnicell, Inc.*	3,393	44,278

		151,196

Hotels, Restaurants & Leisure 2.4%
Ambassadors Group, Inc.	201	1,097
Benihana, Inc.	1,785	28,953
Biglari Holdings, Inc.*	130	48,847
Bluegreen Corp.*	4,500	21,555
Bob Evans Farms, Inc.	4,181	161,052
Boyd Gaming Corp.*(c)	13,332	75,992
Carrols Restaurant Group, Inc.*	2,371	12,827
Churchill Downs, Inc.	1,471	81,405
DineEquity, Inc.*	2,973	158,461
Dover Downs Gaming & Entertainment, Inc.	700	1,911
Dover Motorsports, Inc.*	1,000	1,500
Full House Resorts, Inc.*	2,953	8,062
Gaming Partners International Corp.	341	2,111
Gaylord Entertainment Co.*	5,841	214,657
International Speedway Corp., Class A	3,876	99,381
Isle of Capri Casinos, Inc.*	5,552	32,590
J Alexander’s Corp.*	500	6,520

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Hotels, Restaurants & Leisure (continued)
Life Time Fitness, Inc.*(c)	528	$23,976
Luby’s, Inc.*	3,390	22,476
Marcus Corp.	2,900	38,048
Monarch Casino & Resort, Inc.*	1,254	9,367
MTR Gaming Group, Inc.*	2,160	7,776
Multimedia Games Holding Co., Inc.*	2,201	31,144
Nathan’s Famous, Inc.*(c)	188	5,695
Orient-Express Hotels Ltd., Class A*	14,633	133,453
Red Lion Hotels Corp.*	1,000	7,480
Red Robin Gourmet Burgers, Inc.*	2,700	80,595
Rick’s Cabaret International, Inc.*	2,122	17,910
Ruby Tuesday, Inc.*	10,400	66,664
Ruth’s Hospitality Group, Inc.*	2,400	16,128
Scientific Games Corp., Class A*	12,234	103,500
Speedway Motorsports, Inc.	4,835	76,925
Vail Resorts, Inc.(c)	4,300	213,452
Wendy’s Co. (The)	55,201	253,373
WMS Industries, Inc.*	7,147	131,290

		2,196,173

Household Durables 3.1%
Acme United Corp.	200	2,160
Bassett Furniture Industries, Inc.	1,614	19,772
Beazer Homes USA, Inc.*(c)	20,841	48,351
Blyth, Inc.(c)	2,702	92,625
Cavco Industries, Inc.*	1,086	51,976
Cobra Electronics Corp.*	800	3,656
CSS Industries, Inc.	1,000	18,740
D.R. Horton, Inc.	3,845	67,787
Dixie Group, Inc. (The)*	700	2,422
Emerson Radio Corp.*	3,000	6,030
Ethan Allen Interiors, Inc.(c)	2,478	51,121
Furniture Brands International, Inc.*	5,423	5,965
Helen of Troy Ltd.*	5,370	163,570
Hooker Furniture Corp.	1,484	17,496
Jarden Corp.*	7,700	348,040
KB Home(c)	12,417	114,733
Kid Brands, Inc.*	1,900	2,907
La-Z-Boy, Inc.*	8,142	97,378
Lennar Corp., Class B	800	18,160
Lennar Corp., Class A(c)	18,905	552,215
Lifetime Brands, Inc.	1,212	15,611
M.D.C. Holdings, Inc.	6,761	215,405
M/I Homes, Inc.*	5,757	95,509
Meritage Homes Corp.*	5,800	203,580
Mohawk Industries, Inc.*	4,151	275,751
Orleans Homebuilders, Inc.*(a)(b)	1,500	0
PulteGroup, Inc.*	687	7,763
Ryland Group, Inc. (The)(c)	7,900	188,652
Skyline Corp.	1,050	5,156
Stanley Furniture Co., Inc.*	1,620	6,626
Toll Brothers, Inc.*	7,359	214,662
Universal Electronics, Inc.*	1,040	13,094

		2,926,913

Household Products 0.3%
Central Garden and Pet Co., Class A*	4,329	49,437
Central Garden and Pet Co.*	2,100	22,554
Oil-Dri Corp. of America	461	10,110
Spectrum Brands Holdings, Inc.*	4,179	153,912

		236,013

Independent Power Producers & Energy Traders 0.3%
Dynegy, Inc.*(c)	9,657	3,998
Genie Energy Ltd., Class B	644	4,547
GenOn Energy, Inc.*	79,158	188,396
Ormat Technologies, Inc.(c)	2,888	51,984
Synthesis Energy Systems, Inc.*	519	571

		249,496

Industrial Conglomerates 0.1%
Standex International Corp.	1,572	67,250

Information Technology Services 1.4%
Acxiom Corp.*	8,100	135,837
CACI International, Inc., Class A*(c)	3,177	179,342
CIBER, Inc.*	15,843	59,411
Computer Sciences Corp.	676	16,643
Convergys Corp.	18,583	273,913
CoreLogic, Inc.*	12,354	284,142
CSG Systems International, Inc.*	2,071	36,512
Dynamics Research Corp.*	2,200	12,650
Edgewater Technology, Inc.*	400	1,500
Euronet Worldwide, Inc.*	4,935	90,212
Global Cash Access Holdings, Inc.*	2,381	15,381
Hackett Group, Inc. (The)*	8,020	37,774
Mantech International Corp., Class A(c)	2,848	62,457
ModusLink Global Solutions, Inc.*	4,527	15,482
NCI, Inc., Class A*	1,153	6,837
Online Resources Corp.*	3,748	8,883
StarTek, Inc.*	1,502	4,521
TeleTech Holdings, Inc.*	1,664	27,389
Virtusa Corp.*	2,177	32,982

		1,301,868

Insurance 7.2%
21st Century Holding Co.*	1,151	5,398
Alleghany Corp.*	390	134,866
Allied World Assurance Co. Holdings AG	2,937	221,538
Alterra Capital Holdings Ltd.(c)	6,040	140,551
American Equity Investment Life Holding Co.	6,500	75,855
American Financial Group, Inc.	7,990	301,303
American National Insurance Co.	739	52,048

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Insurance (continued)
American Safety Insurance Holdings Ltd.*	1,326	$23,669
AMERISAFE, Inc.*	2,078	51,877
Argo Group International Holdings Ltd.	3,138	92,289
Aspen Insurance Holdings Ltd.	5,907	169,767
Assurant, Inc.	11,838	428,654
Assured Guaranty Ltd.	18,265	218,815
Axis Capital Holdings Ltd.	5,280	173,501
Citizens, Inc.*	993	10,268
CNO Financial Group, Inc.	45,012	373,149
Donegal Group, Inc., Class A	2,513	33,674
Eastern Insurance Holdings, Inc.	1,180	18,715
EMC Insurance Group, Inc.	300	6,066
Employers Holdings, Inc.	466	8,332
Endurance Specialty Holdings Ltd.	4,164	144,366
Enstar Group Ltd.*	978	91,423
Everest Re Group Ltd.	265	26,951
FBL Financial Group, Inc., Class A	2,316	71,680
Fidelity National Financial, Inc., Class A	2,050	38,171
First Acceptance Corp.*	3,404	4,187
First American Financial Corp.	17,600	322,432
Flagstone Reinsurance Holdings SA	6,310	44,044
Global Indemnity PLC*(c)	1,601	30,771
Greenlight Capital Re Ltd., Class A*	312	7,351
Hallmark Financial Services*	2,313	19,082
Hanover Insurance Group, Inc. (The)	3,420	119,939
HCC Insurance Holdings, Inc.	6,900	211,416
Hilltop Holdings, Inc.*	7,080	74,411
Homeowners Choice, Inc.(c)	1,645	29,824
Horace Mann Educators Corp.	4,553	79,404
Independence Holding Co.(c)	2,090	19,730
Kemper Corp.	9,341	305,638
Maiden Holdings Ltd.	1,241	10,536
MBIA, Inc.*(c)	15,000	143,250
Meadowbrook Insurance Group, Inc.	3,845	27,069
Mercury General Corp.	2,400	86,928
Montpelier Re Holdings Ltd.	6,171	125,024
National Financial Partners Corp.*	7,390	109,742
Navigators Group, Inc. (The)*	1,000	48,430
Old Republic International Corp.	20,261	163,304
OneBeacon Insurance Group Ltd., Class A	1,800	22,842
PartnerRe Ltd.	2,747	198,993
Phoenix Cos., Inc. (The)*(c)	18,399	29,990
Platinum Underwriters Holdings Ltd.	3,005	114,250
Presidential Life Corp.	2,000	27,780
ProAssurance Corp.	2,500	223,925
Protective Life Corp.	13,511	377,092
Reinsurance Group of America, Inc.	4,500	250,515
RLI Corp.	1	64
Safety Insurance Group, Inc.	1,100	46,618
SeaBright Holdings, Inc.	2,629	22,162
Selective Insurance Group, Inc.	3,625	62,567
StanCorp Financial Group, Inc.	3,971	118,177
State Auto Financial Corp.	2,997	38,871
Stewart Information Services Corp.(c)	2,493	42,556
Symetra Financial Corp.	6,000	69,780
Tower Group, Inc.	2,324	43,319
United Fire Group, Inc.	2,100	41,160
Universal Insurance Holdings, Inc.	5,088	16,282
Validus Holdings Ltd.	2,859	93,003

		6,735,384

Internet & Catalog Retail 0.1%
1-800-FLOWERS.COM, Inc., Class A*(c)	5,300	18,603
dELiA*s, Inc.*	1,700	2,584
Gaiam, Inc., Class A*	605	2,075
Hollywood Media Corp.*	1,736	2,309
Orbitz Worldwide, Inc.*	3,560	15,450
Shutterfly, Inc.*(c)	1,800	59,094
ValueVision Media, Inc., Class A*	7,113	13,373

		113,488

Internet Software & Services 1.8%
AOL, Inc.*	11,184	356,322
Blucora, Inc.*	7,005	106,826
BroadVision, Inc.*	530	4,473
DealerTrack Holdings, Inc.*	700	20,419
Digital River, Inc.*	6,207	110,423
EarthLink, Inc.	15,376	105,326
IAC/InterActiveCorp	5,900	310,399
Internap Network Services Corp.*	11,706	75,387
IntraLinks Holdings, Inc.*	6,459	28,161
Keynote Systems, Inc.	3,401	46,764
KIT Digital, Inc.*(c)	8,981	28,739
Limelight Networks, Inc.*(c)	8,977	24,956
LookSmart Ltd.*	1,300	1,170
Marchex, Inc., Class B(c)	7,300	25,331
Market Leader, Inc.*	2,095	11,187
Monster Worldwide, Inc.*	13,653	98,984
Perficient, Inc.*	3,093	41,106
QuinStreet, Inc.*(c)	3,027	27,455
RealNetworks, Inc.	4,608	35,758
Soundbite Communications, Inc.*	1,400	3,164
Support.com, Inc.*	3,456	9,850
TechTarget, Inc.*	4,156	17,081
TheStreet, Inc.	4,044	5,864
United Online, Inc.	15,302	64,880
Web.com Group, Inc.*	2,387	36,998
XO Group, Inc.*	7,450	64,145

		1,661,168

Leisure Equipment & Products 0.4%
Aldila, Inc.*(c)	200	400
Arctic Cat, Inc.*	2,833	124,652
Callaway Golf Co.(c)	12,537	68,828
Cybex International, Inc.*	1,400	1,722
Escalade, Inc.	100	600
JAKKS Pacific, Inc.	744	11,919
LeapFrog Enterprises, Inc.*	6,569	75,478
Nautilus, Inc.*	2,800	8,960
Smith & Wesson Holding Corp.*	1,940	19,594
Steinway Musical Instruments, Inc.*	1,920	47,309

		359,462

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Life Sciences Tools & Services 0.6%
Affymetrix, Inc.*	18,611	$77,980
Albany Molecular Research, Inc.*	1,100	3,113
BioClinica, Inc.*	1,466	7,623
Cambrex Corp.*	7,914	73,046
Complete Genomics, Inc.*(c)	3,300	7,491
Enzo Biochem, Inc.*	940	1,410
Furiex Pharmaceuticals, Inc.*	202	3,883
Harvard Bioscience, Inc.*	4,033	14,922
MEDTOX Scientific, Inc.*	600	16,200
Pacific Biosciences of California, Inc.*(c)	1,910	3,457
PAREXEL International Corp.*	500	13,760
PerkinElmer, Inc.	11,328	289,431

		512,316

Machinery 3.7%
Accuride Corp.*	4,112	21,341
Actuant Corp., Class A	7,930	225,688
Adept Technology, Inc.*	1,531	6,032
Alamo Group, Inc.	1,841	52,708
Albany International Corp., Class A	4,300	76,970
American Railcar Industries, Inc.*	3,556	108,209
Ampco-Pittsburgh Corp.	256	4,022
Astec Industries, Inc.*	1,700	49,640
Barnes Group, Inc.	9,800	233,828
Briggs & Stratton Corp.(c)	7,192	125,428
Cascade Corp.	1,257	59,217
Chart Industries, Inc.*	461	29,900
CIRCOR International, Inc.	1,831	56,376
Columbus McKinnon Corp.*	1,996	29,361
Douglas Dynamics, Inc.(c)	3,542	47,357
Dynamic Materials Corp.	3,442	57,516
Energy Recovery, Inc.*(c)	2,906	6,539
EnPro Industries, Inc.*	3,189	109,925
ESCO Technologies, Inc.	2,739	98,631
Federal Signal Corp.*	15,450	87,602
Flow International Corp.*	4,235	13,552
FreightCar America, Inc.	1,920	39,053
Gencor Industries, Inc.*	499	3,807
Graham Corp.	112	1,910
Greenbrier Cos., Inc. (The)*	4,515	73,595
Hardinge, Inc.	2,100	19,152
Harsco Corp.	8,499	180,604
Hurco Cos., Inc.*	943	19,237
Kadant, Inc.*	600	12,426
Kaydon Corp.	3,652	77,057
Key Technology, Inc.*	300	2,703
LB Foster Co., Class A	1,144	33,851
Lydall, Inc.*	1,200	15,312
Manitowoc Co., Inc. (The)(c)	6,700	80,400
Met-Pro Corp.	2,782	25,177
MFRI, Inc.*	700	4,662
Miller Industries, Inc.	2,623	43,070
Mueller Industries, Inc.	4,000	170,520
Mueller Water Products, Inc., Class A	14,333	50,739
NACCO Industries, Inc., Class A	901	90,235
NN, Inc.*	4,726	42,534
Oshkosh Corp.*	2,700	60,804
Tecumseh Products Co., Class A*	2,427	13,154
Terex Corp.*	13,044	254,358
Titan International, Inc.(c)	370	7,648
Trinity Industries, Inc.	15,928	445,984
Watts Water Technologies, Inc., Class A	3,888	130,792

		3,398,626

Marine 0.2%
Baltic Trading Ltd.	904	2,875
Eagle Bulk Shipping, Inc.*(c)	1,450	4,205
Excel Maritime Carriers Ltd.*	8,424	3,622
Genco Shipping & Trading Ltd.*	9,151	19,766
Horizon Lines, Inc., Class A*	136	245
International Shipholding Corp.	300	5,544
Matson, Inc.	6,764	166,124

		202,381

Media 3.0%
AH Belo Corp., Class A	2,587	10,710
Ballantyne Strong, Inc.*	1,504	8,046
Belo Corp., Class A	15,800	108,230
Central European Media Enterprises Ltd., Class A*(c)	6,938	34,968
Cinemark Holdings, Inc.	1,500	35,070
Clear Channel Outdoor Holdings, Inc., Class A*	1,785	9,032
CTC Media, Inc.	7,516	55,769
Cumulus Media, Inc., Class A*	6,396	16,118
Dex One Corp.*(c)	21,232	23,355
Digital Generation, Inc.*(c)	4,330	46,158
DreamWorks Animation SKG, Inc., Class A*(c)	8,642	165,927
E.W. Scripps Co. (The), Class A*	8,973	83,359
Entercom Communications Corp., Class A*	7,800	42,432
Fisher Communications, Inc.*	400	12,784
Gannett Co., Inc.(c)	41,900	591,209
Gray Television, Inc.*	9,200	15,456
Harte-Hanks, Inc.	5,418	34,133
Journal Communications, Inc., Class A*	11,661	64,602
Lee Enterprises, Inc.*	3,800	4,750
Liberty Media Corp. - Liberty Capital, Class A, Series A*	2,349	222,215
Live Nation Entertainment, Inc.*	21,286	189,871
Madison Square Garden Co. (The), Class A*	5,753	208,546
Martha Stewart Living Omnimedia, Class A(c)	1,415	4,599
McClatchy Co. (The), Class A*(c)	10,314	16,606
Media General, Inc., Class A*(c)	4,890	23,912
Meredith Corp.(c)	5,055	167,017
New Frontier Media, Inc.*	1,900	2,926
New York Times Co. (The), Class A*(c)	9,126	70,727
Orchard Enterprises, Inc. (The), ADR-US*(a)(b)	200	0
Outdoor Channel Holdings, Inc.	3,654	25,359
Radio One, Inc., Class D*(c)	7,300	6,059
Saga Communications, Inc., Class A*	400	13,560
Salem Communications Corp., Class A	2,600	12,714
Scholastic Corp.(c)	200	6,026

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Media (continued)
Spanish Broadcasting System, Inc.*	99	$371
Valassis Communications, Inc.*(c)	6,153	138,750
Washington Post Co. (The), Class B(c)	900	304,650

		2,776,016

Metals & Mining 2.9%
AK Steel Holding Corp.(c)	5,600	29,792
AM Castle & Co.*(c)	5,000	36,450
Century Aluminum Co.*	12,554	76,705
Coeur d’Alene Mines Corp.*	21,453	349,898
Commercial Metals Co.	14,371	185,242
Friedman Industries, Inc.	1,708	15,577
Globe Specialty Metals, Inc.(c)	3,800	47,614
Golden Minerals Co.*(c)	2,700	11,394
Haynes International, Inc.	400	19,276
Hecla Mining Co.	31,841	143,285
Horsehead Holding Corp.*	10,976	99,113
Kaiser Aluminum Corp.(c)	3,058	166,783
Materion Corp.	3,882	76,204
McEwen Mining, Inc.*	4,173	12,477
Metals USA Holdings Corp.*	1,944	31,629
Noranda Aluminum Holding Corp.	8,038	50,077
Olympic Steel, Inc.	2,883	45,119
Reliance Steel & Aluminum Co.	5,235	269,498
RTI International Metals, Inc.*	5,400	121,230
Schnitzer Steel Industries, Inc., Class A	3,518	101,002
Steel Dynamics, Inc.	31,400	404,746
Stillwater Mining Co.*	5,800	51,504
SunCoke Energy, Inc.*	4,252	68,032
Synalloy Corp.	400	5,004
United States Steel Corp.(c)	794	16,396
Universal Stainless & Alloy*	1,562	53,296
Worthington Industries, Inc.	8,522	184,927

		2,672,270

Multiline Retail 1.4%
Dillard’s, Inc., Class A	9,100	593,593
Fred’s, Inc., Class A(c)	7,747	110,007
Saks, Inc.*(c)	26,423	275,592
Sears Holdings Corp.*(c)	5,600	277,144

		1,256,336

Oil, Gas & Consumable Fuels 4.8%
Alon USA Energy, Inc.	7,307	79,792
Approach Resources, Inc.*	3,447	91,001
Arch Coal, Inc.	6,892	49,691
Berry Petroleum Co., Class A	1,200	45,624
Bill Barrett Corp.*	5,491	115,641
BioFuel Energy Corp.*(c)	423	1,163
BPZ Resources, Inc.*(c)	24,002	54,725
Callon Petroleum Co.*	5,830	28,975
Clayton Williams Energy, Inc.*	1,305	53,870
Cloud Peak Energy, Inc.*	7,670	126,939
Comstock Resources, Inc.*(c)	6,550	105,979
Contango Oil & Gas Co.*	1,507	89,290
CREDO Petroleum Corp.*	1,005	14,502
Crimson Exploration, Inc.*(c)	5,318	23,399
Crosstex Energy, Inc.	4,495	60,638
Delek US Holdings, Inc.	7,330	144,694
DHT Holdings, Inc.*	733	4,845
Double Eagle Petroleum Co.*	3,400	14,110
Endeavour International Corp.*(c)	7,669	65,723
Energy Partners Ltd.*	6,261	105,811
EXCO Resources, Inc.(c)	5,839	41,107
Forest Oil Corp.*	13,213	90,509
Gastar Exploration Ltd.*(c)	1,100	2,145
GeoMet, Inc.*	3,500	1,225
GeoResources, Inc.*	3,936	131,699
Green Plains Renewable Energy, Inc.*(c)	7,109	31,564
Harvest Natural Resources, Inc.*(c)	9,048	71,298
HKN, Inc.*	1,848	4,158
James River Coal Co.*(c)	8,394	19,222
Lucas Energy, Inc.*	3,707	6,376
Magnum Hunter Resources Corp.*(c)	18,361	69,772
Nordic American Tankers Ltd.(c)	457	5,347
Overseas Shipholding Group, Inc.(c)	3,400	19,448
Patriot Coal Corp.*(c)	12,797	1,280
PDC Energy, Inc.*	3,461	90,678
Penn Virginia Corp.	11,773	78,879
PetroQuest Energy, Inc.*(c)	8,830	48,653
Plains Exploration & Production Co.*	1,548	61,858
Quicksilver Resources, Inc.*(c)	20,930	94,604
Rex Energy Corp.*(c)	6,400	81,152
SemGroup Corp., Class A*	537	18,102
Ship Finance International Ltd.(c)	8,423	121,965
Stone Energy Corp.*	5,898	154,882
Sunoco, Inc.	8,016	386,291
Swift Energy Co.*	7,500	140,175
Teekay Corp.	8,140	250,142
Tesoro Corp.*	22,600	624,890
Triangle Petroleum Corp.*(c)	9,421	52,663
USEC, Inc.*(c)	11,824	11,351
VAALCO Energy, Inc.*	11,954	87,623
Verenium Corp.*	236	1,031
Warren Resources, Inc.*	12,071	28,005
Western Refining, Inc.(c)	16,300	383,539

		4,488,045

Paper & Forest Products 1.6%
Buckeye Technologies, Inc.	6,900	207,828
Clearwater Paper Corp.*	2,700	95,148
Domtar Corp.	8,334	615,549
KapStone Paper and Packaging Corp.*	5,577	93,749
Louisiana-Pacific Corp.*	21,835	225,337
MeadWestvaco Corp.	644	18,290
Mercer International, Inc.*(c)	9,400	49,256
Neenah Paper, Inc.	2,214	59,468
P.H. Glatfelter Co.	3,742	59,535
Resolute Forest Products*(c)	4,426	40,631
Wausau Paper Corp.	5,056	42,926

		1,507,717

Personal Products 0.3%
CCA Industries, Inc.	500	2,375
Elizabeth Arden, Inc.*	1,500	58,515
Inter Parfums, Inc.	1,134	18,439

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Personal Products (continued)
Mannatech, Inc.*	180	$1,089
Nutraceutical International Corp.*	1,568	23,379
Physicians Formula Holdings, Inc.*	1,500	5,340
Prestige Brands Holdings, Inc.*	8,368	137,319

		246,456

Pharmaceuticals 0.6%
Cumberland Pharmaceuticals, Inc.*(c)	3,851	23,491
Hi-Tech Pharmacal Co., Inc.*	600	20,616
K-V Pharmaceutical Co., Class A*(c)	3,700	1,240
Lannett Co., Inc.*	2,684	12,695
Medicis Pharmaceutical Corp., Class A	389	12,806
Par Pharmaceutical Cos., Inc.*	2,200	109,912
Pozen, Inc.*	2,379	15,012
SciClone Pharmaceuticals, Inc.*(c)	9,673	55,620
Transcept Pharmaceuticals, Inc.*(c)	1,237	7,533
ViroPharma, Inc.*	10,278	223,135
XenoPort, Inc.*	5,500	43,340

		525,400

Professional Services 1.0%
Barrett Business Services, Inc.	1,500	39,180
CBIZ, Inc.*	6,918	36,596
CDI Corp.	3,055	49,369
CRA International, Inc.*	1,679	26,008
Dolan Co. (The)*	2,303	11,239
Franklin Covey Co.*	2,187	22,767
FTI Consulting, Inc.*	2,001	51,086
GP Strategies Corp.*	4,123	70,545
Heidrick & Struggles International, Inc.	2,358	31,550
Hill International, Inc.*	5,280	20,539
Hudson Global, Inc.*	4,050	18,427
Huron Consulting Group, Inc.*	1,172	39,473
ICF International, Inc.*	2,713	66,658
Kelly Services, Inc., Class A	5,835	69,203
Korn/Ferry International*	4,552	59,904
Manpower, Inc.	964	34,299
National Technical Systems, Inc.*	400	2,704
Navigant Consulting, Inc.*	5,516	64,151
On Assignment, Inc.*	6,903	107,618
RCM Technologies, Inc.*	400	2,176
Resources Connection, Inc.	6,959	78,567
TrueBlue, Inc.*	800	12,176
Volt Information Sciences, Inc.*(c)	1,900	12,920
VSE Corp.	699	16,049

		943,204

Real Estate Management & Development 0.8%
Alexander & Baldwin, Inc.*	7,464	239,146
AV Homes, Inc.*	2,103	26,035
Consolidated-Tomoka Land Co.(c)	504	14,182
Forest City Enterprises, Inc., Class A*	3,569	50,359
Forestar Group, Inc.*	5,699	64,855
Howard Hughes Corp. (The)*	2,364	145,693
St. Joe Co. (The)*(c)	6,620	112,077
Thomas Properties Group, Inc.	9,577	48,268
ZipRealty, Inc.*	1,900	2,489

		703,104

Road & Rail 1.4%
Amerco, Inc.	800	74,720
Arkansas Best Corp.	4,148	56,786
Avis Budget Group, Inc.*	18,883	271,349
Celadon Group, Inc.	3,854	57,540
Con-way, Inc.	6,600	235,092
Covenant Transportation Group, Inc., Class A*	200	994
Frozen Food Express Industries*	800	1,216
Marten Transport Ltd.	3,185	57,171
PAM Transportation Services, Inc.	1,172	10,958
RailAmerica, Inc.*	7,565	207,508
Roadrunner Transportation Systems, Inc.*	1,084	18,937
Ryder System, Inc.	6,066	239,243
Saia, Inc.*	2,319	52,409
Universal Truckload Services, Inc.	1,147	17,079
USA Truck, Inc.*	1,450	6,076
Werner Enterprises, Inc.	553	12,763

		1,319,841

Semiconductors & Semiconductor Equipment 4.2%
Advanced Energy Industries, Inc.*	7,773	95,763
Alpha & Omega Semiconductor Ltd.*	1,600	12,336
Amkor Technology, Inc.*(c)	7,481	39,874
Amtech Systems, Inc.*(c)	3,315	14,089
ANADIGICS, Inc.*(c)	6,380	8,103
Applied Micro Circuits Corp.*	6,148	35,167
ATMI, Inc.*	4,689	88,997
AuthenTec, Inc.*(c)	2,435	20,454
Axcelis Technologies, Inc.*	12,700	10,795
AXT, Inc.*	4,715	16,455
Brooks Automation, Inc.	6,998	64,802
BTU International, Inc.*	900	2,151
Cabot Microelectronics Corp.	2,495	73,353
Cascade Microtech, Inc.*	1,000	4,480
Cohu, Inc.	3,875	33,325
Cree, Inc.*(c)	8,679	207,862
CyberOptics Corp.*	400	3,308
Cymer, Inc.*	858	49,086
Diodes, Inc.*	5,196	98,412
DSP Group, Inc.*	3,913	22,617
Entropic Communications, Inc.*	10,827	64,962
Exar Corp.*	6,231	46,109
Fairchild Semiconductor International, Inc.*	14,656	203,132
FormFactor, Inc.*	12,293	75,233
FSI International, Inc.*	11,515	41,684
GigOptix, Inc.*(c)	427	1,119
GSI Technology, Inc.*	2,500	11,975

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Semiconductors & Semiconductor Equipment (continued)
Ikanos Communications, Inc.*	4,200	$3,822
Integrated Device Technology, Inc.*	19,723	99,404
Integrated Silicon Solution, Inc.*	5,695	55,412
International Rectifier Corp.*	8,348	142,250
Intersil Corp., Class A	20,183	185,886
IXYS Corp.*	3,484	35,188
Kopin Corp.*	12,921	46,903
Kulicke & Soffa Industries, Inc.*	10,291	113,921
Lattice Semiconductor Corp.*	6,048	22,438
LTX-Credence Corp.*	3,197	18,734
Mattson Technology, Inc.*(c)	2,800	2,464
MaxLinear, Inc., Class A*	2,800	13,216
MEMC Electronic Materials, Inc.*(c)	31,047	59,610
MEMSIC, Inc.*	1,062	2,230
Microsemi Corp.*	7,409	143,438
MKS Instruments, Inc.	6,269	165,502
Monolithic Power Systems, Inc.*	2,400	46,512
MoSys, Inc.*	896	2,894
Nanometrics, Inc.*	2,920	44,355
OmniVision Technologies, Inc.*	8,743	122,577
PDF Solutions, Inc.*	512	4,767
Pericom Semiconductor Corp.*	3,831	30,801
Photronics, Inc.*	9,399	54,984
PLX Technology, Inc.*	4,434	25,097
PMC-Sierra, Inc.*	28,492	151,578
Rambus, Inc.*(c)	5,600	23,520
Rubicon Technology, Inc.*(c)	5,791	58,200
Rudolph Technologies, Inc.*	7,203	72,030
Sigma Designs, Inc.*	7,261	49,375
Silicon Image, Inc.*	6,840	26,813
Spansion, Inc., Class A*	3,400	34,850
Standard Microsystems Corp.*	3,963	146,274
STR Holdings, Inc.*(c)	4,000	13,360
SunPower Corp.*(c)	11,165	43,767
Supertex, Inc.*	752	12,777
Tessera Technologies, Inc.	6,907	99,806
TriQuint Semiconductor, Inc.*	22,600	127,464
Ultra Clean Holdings, Inc.*	1,100	6,644
Ultratech, Inc.*	891	28,343
Veeco Instruments, Inc.*(c)	5,633	201,154

		3,884,003

Software 1.2%
Accelrys, Inc.*	5,286	42,922
AsiaInfo-Linkage, Inc.*(c)	4,900	50,176
BSQUARE Corp.*	500	1,540
EPIQ Systems, Inc.	6,249	70,551
ePlus, Inc.*	892	30,310
Fair Isaac Corp.	286	12,381
Gerber Scientific, Inc.*(a)(b)(c)	4,000	0
GSE Systems, Inc.*	2,512	5,903
JDA Software Group, Inc.*	5,293	156,567
Mentor Graphics Corp.*	12,086	184,674
Pervasive Software, Inc.*	500	3,380
Progress Software Corp.*	7,860	152,798
Quest Software, Inc.*	6,359	177,671
Rosetta Stone, Inc.*(c)	1,877	24,457
Seachange International, Inc.*	5,351	40,507
Smith Micro Software, Inc.*	5,832	10,089
SS&C Technologies Holdings, Inc.*	3,019	73,362
Take-Two Interactive Software, Inc.*	1,400	12,292
TeleCommunication Systems, Inc., Class A*(c)	9,644	12,827
TeleNav, Inc.*	1,900	10,963
THQ, Inc.*(c)	750	3,863

		1,077,233

Specialty Retail 4.7%
Aaron’s, Inc.	1,726	50,624
America’s Car-Mart, Inc.*	1,788	82,033
Asbury Automotive Group, Inc.*	4,507	117,903
Ascena Retail Group, Inc.*	1,200	22,008
Barnes & Noble, Inc.*(c)	8,868	117,678
bebe stores, inc.	13,800	82,800
Big 5 Sporting Goods Corp.	1,914	14,432
Books-A-Million, Inc.*(c)	1,900	4,484
Brown Shoe Co., Inc.	8,563	117,827
Build-A-Bear Workshop, Inc.*	4,000	18,600
Cabela’s, Inc.*	12,400	569,656
Cache, Inc.*	1,656	5,796
Casual Male Retail Group, Inc.*	4,300	16,340
Cato Corp. (The), Class A	444	12,432
Christopher & Banks Corp.	6,160	13,429
Citi Trends, Inc.*	1,041	15,646
Coldwater Creek, Inc.*	3,400	2,176
Collective Brands, Inc.*	8,385	180,445
Conn’s, Inc.*(c)	6,625	118,256
Finish Line, Inc. (The), Class A	2,800	58,464
Foot Locker, Inc.	8,700	287,274
GameStop Corp., Class A(c)	35,622	570,664
Genesco, Inc.*	1,600	105,952
Group 1 Automotive, Inc.	2,600	139,750
Haverty Furniture Cos., Inc.	3,974	44,827
hhgregg, Inc.*	6,217	42,773
Hot Topic, Inc.	9,435	95,860
Lithia Motors, Inc., Class A	4,124	114,895
MarineMax, Inc.*	4,400	32,736
Men’s Wearhouse, Inc. (The)	5,805	158,186
New York & Co., Inc.*	3,308	15,051
Office Depot, Inc.*(c)	43,701	77,788
OfficeMax, Inc.*	15,580	69,954
Pacific Sunwear of California, Inc.*(c)	7,300	15,549
Penske Automotive Group, Inc.	10,729	256,423
PEP Boys-Manny, Moe & Jack (The)	8,800	79,816
Perfumania Holdings, Inc.*	220	1,892
RadioShack Corp.(c)	13,079	38,060
Rent-A-Center, Inc.	4,000	142,240
Shoe Carnival, Inc.	4,638	102,964
Sonic Automotive, Inc., Class A(c)	6,281	107,531
Stage Stores, Inc.	2,400	45,456
Stein Mart, Inc.*	8,627	68,585
Systemax, Inc.*	2,270	28,307
Tandy Leather Factory, Inc.	200	1,024
Trans World Entertainment Corp.*	2,150	6,450
West Marine, Inc.*	3,569	36,511
Wet Seal, Inc. (The), Class A*	20,511	56,200
Zale Corp.*(c)	13,921	42,041

		4,405,788

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Textiles, Apparel & Luxury Goods 1.3%
Charles & Colvard Ltd.*	1,807	$6,704
Columbia Sportswear Co.(c)	4,244	214,704
Culp, Inc.	928	9,280
Delta Apparel, Inc.*	158	2,212
G-III Apparel Group Ltd.*	3,729	91,621
Heelys, Inc.*	2,200	4,290
Iconix Brand Group, Inc.*(c)	10,755	190,686
Jones Group, Inc. (The)(c)	11,522	121,787
Kenneth Cole Productions, Inc., Class A*	1,245	18,725
K-Swiss, Inc., Class A*(c)	4,428	13,771
Lacrosse Footwear, Inc.	132	2,633
Lakeland Industries, Inc.*	200	1,320
Maidenform Brands, Inc.*	2,300	48,484
Movado Group, Inc.	4,906	114,997
Perry Ellis International, Inc.*	2,462	46,409
PVH Corp.	96	7,625
Quiksilver, Inc.*	25,943	74,975
RG Barry Corp.	1,108	14,759
Rocky Brands, Inc.*	891	10,282
Skechers U.S.A., Inc., Class A*	6,957	138,723
Superior Uniform Group, Inc.	300	3,687
Tandy Brands Accessories, Inc.*(c)	500	675
Unifi, Inc.*	2,160	23,933

		1,162,282

Thrifts & Mortgage Finance 2.2%
Astoria Financial Corp.(c)	13,915	131,079
Atlantic Coast Financial Corp.*	235	597
Bank Mutual Corp.	3,308	14,092
BankAtlantic Bancorp, Inc., Class A*	1,778	10,739
BankFinancial Corp.	2,879	22,629
Beneficial Mutual Bancorp, Inc.*	6,413	54,895
Berkshire Hills Bancorp, Inc.	2,968	66,661
BofI Holding, Inc.*	1,200	24,204
Brookline Bancorp, Inc.	7,584	63,781
Cape Bancorp, Inc.*	600	5,568
Capitol Federal Financial, Inc.	622	7,290
Dime Community Bancshares, Inc.	3,153	45,718
Doral Financial Corp.*	6,100	8,296
ESSA Bancorp, Inc.	1,800	19,026
Federal Agricultural Mortgage Corp., Class C	1,400	35,196
First Defiance Financial Corp.	810	13,162
First Financial Holdings, Inc.	1,732	20,438
First Financial Northwest, Inc.*(c)	2,600	21,320
First PacTrust Bancorp, Inc.	875	9,844
First Place Financial Corp.*	367	275
Flushing Financial Corp.	3,341	47,142
Fox Chase Bancorp, Inc.	641	9,551
Franklin Financial Corp.*	70	1,130
Home Bancorp, Inc.*	983	16,534
Home Federal Bancorp, Inc.	2,100	20,832
HopFed Bancorp, Inc.	312	2,340
Hudson City Bancorp, Inc.	14,205	90,202
Kaiser Federal Financial Group, Inc.	412	5,990
Louisiana Bancorp, Inc.*	600	9,468
Meridian Interstate Bancorp, Inc.*	203	3,120
MGIC Investment Corp.*(c)	14,687	35,396
Northeast Community Bancorp, Inc.	300	1,503
Northfield Bancorp, Inc.(c)	346	5,180
Northwest Bancshares, Inc.	8,802	102,543
OceanFirst Financial Corp.	2,296	31,249
Ocwen Financial Corp.*	10,600	209,456
Oritani Financial Corp.	888	12,512
People’s United Financial, Inc.	29,678	340,110
Provident Financial Holdings, Inc.(c)	1,200	14,688
Provident Financial Services, Inc.	7,000	106,610
Provident New York Bancorp	1,147	9,474
Radian Group, Inc.(c)	9,800	27,440
Riverview Bancorp, Inc.*	670	951
Rockville Financial, Inc.	1,864	21,716
SI Financial Group, Inc.	1,087	12,718
Territorial Bancorp, Inc.	630	14,805
Tree.com, Inc.*	1,200	15,504
TrustCo Bank Corp. NY	2,498	13,764
United Community Financial Corp.*	763	2,030
United Financial Bancorp, Inc.	1,908	27,189
ViewPoint Financial Group, Inc.	3,427	60,332
Walker & Dunlop, Inc.*	279	3,527
Washington Federal, Inc.	9,910	157,866
Waterstone Financial, Inc.*(c)	1,700	5,661
Westfield Financial, Inc.	3,358	25,051
WSFS Financial Corp.	183	7,582

		2,045,976

Tobacco 0.2%
Alliance One International, Inc.*(c)	19,062	62,142
Universal Corp.	3,217	146,502

		208,644

Trading Companies & Distributors 1.6%
Aceto Corp.	4,030	35,383
Aircastle Ltd.	3,600	42,588
Applied Industrial Technologies, Inc.	1,400	52,024
Beacon Roofing Supply, Inc.*(c)	5,715	151,505
CAI International, Inc.*	2,031	42,001
GATX Corp.	10,900	458,563
H&E Equipment Services, Inc.*	6,083	85,892
Interline Brands, Inc.*	5,318	134,971
Kaman Corp.	851	27,725
Lawson Products, Inc.	825	8,019
Rush Enterprises, Inc., Class A*	2,745	44,332
SeaCube Container Leasing Ltd.	1,078	18,930
TAL International Group, Inc.	6,000	204,900
Titan Machinery, Inc.*	3,579	101,787
WESCO International, Inc.*	1,700	94,707
Willis Lease Finance Corp.*	606	7,599

		1,510,926

Water Utilities 0.0%†
Consolidated Water Co., Ltd.(c)	1,267	10,389
SJW Corp.	1,029	24,007

		34,396

Wireless Telecommunication Services 0.7%
Leap Wireless International, Inc.*	11,649	66,167
MetroPCS Communications, Inc.*	16,950	148,482
NII Holdings, Inc.*	8,451	57,044
NTELOS Holdings Corp.	2,011	42,633

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Common Stocks (continued)

	Shares	Market Value
Wireless Telecommunication Services (continued)
Shenandoah Telecommunications Co.	1,229	$19,357
Telephone & Data Systems, Inc.	7,036	170,482
United States Cellular Corp.*	2,008	82,569
USA Mobility, Inc.	2,814	31,348

		618,082

Total Common Stocks (cost $93,563,861)		92,645,275

Preferred Stock 0.0%†

	Shares	Market Value
Oil, Gas & Consumable Fuels 0.0%†
DHT Holdings, Inc, Series A*(a)	19	2,094

Total Preferred Stock (cost $2,660)		2,094

Warrant 0.0%†

	Number of Warrants	Market Value
Health Care Equipment & Supplies 0.0%†
PhotoMedex, Inc.*(a)(b)(c)	60	$0

Total Warrant (cost $–)		0

Mutual Fund 0.6%

	Shares	Market Value
Money Market Fund 0.6%
Fidelity Institutional Money Market Fund - Institutional Class, 0.22% (d)	518,659	518,659

Total Mutual Fund (cost $518,659)		518,659

Repurchase Agreement 11.8%

	Principal Amount	Market Value
Credit Suisse (USA) LLC, 0.17%, dated 07/31/12, due 08/01/12, repurchase price $10,980,985, collateralized by U.S. Government Treasury Securities ranging from 0.25% - 0.38%, maturing 03/15/15 - 05/15/15; total market value $11,200,566. (e)	$10,980,933	10,980,933

Total Repurchase Agreement (cost $10,980,933)		10,980,933

Total Investments (cost $105,066,113) (f) — 112.0%		104,146,961
Liabilities in excess of other assets — (12.0%)		(11,141,541)

NET ASSETS — 100.0%		$93,005,420

*	Denotes a non-income producing security.
(a)	Fair Valued Security.
(b)	Illiquid Security.
(c)	The security or a portion of this security is on loan at July 31, 2012. The total value of securities on loan at July 31, 2012 was $10,570,075.
(d)	Represents 7-day effective yield as of July 31, 2012.
(e)	The security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of July 31, 2012 was $10,980,933.
(f)	At July 31, 2012, the tax basis cost of the Fund’s investments was $105,066,502, tax unrealized appreciation and depreciation were $12,402,197 and $(13,321,738), respectively.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
AG	Stock Corporation
LLC	Limited Liability Company
Ltd.	Limited
NV	Public Traded Company
PLC	Public Limited Company
SA	Stock Company
US	United States

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund determines the fair value of its investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to the Trust’s investment adviser, Nationwide Fund Advisors (“NFA”), sub-advisers, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to make fair value determinations. NFA and NFM have established a Fair Valuation Committee (“FVC”) to make fair value determinations and provide recommendations to the Board of Trustees’ Valuation Committee.

The FVC follows fair valuation guidelines approved by the Board of Trustees for the use of non-vendor pricing sources to make fair value determinations when values provided by vendor pricing sources are unavailable or have become unreliable. Fair valuation determinations suggested by the Trust’s sub-advisers are subject to review by the FVC and quarterly reporting to the Board of Trustees. Fair valuation determinations that require greater levels of judgment are referred to the FVC.

The FVC monitors the results of fair valuation determinations and regularly reports the results to the Fund’s Board of Trustees. The FVC monitors the continuing appropriateness of the valuation methodology with respect to each security. In the event that NFA or a sub-adviser believes that the valuation methodology being used to value a security does not produce a fair value for such security, the FVC is immediately notified so that it may meet to determine what adjustment is required.

The three levels of the hierarchy are summarized below.

•	Level 1 — Quoted prices in active markets for identical assets
•	Level 2 — Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The following table provides a summary of the inputs used to value the Fund’s net assets as of July 31, 2012:

Asset Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$1,300,503	$2,140	$—	$1,302,643
Air Freight & Logistics	382,078	—	—	382,078
Airlines	482,241	—	—	482,241
Auto Components	634,740	—	—	634,740
Automobiles	189,790	—	—	189,790
Beverages	380,615	—	—	380,615
Biotechnology	254,233	—	—	254,233
Building Products	672,849	—	—	672,849
Capital Markets	1,555,859	—	—	1,555,859
Chemicals	3,187,174	—	—	3,187,174
Commercial Banks	7,273,090	—	—	7,273,090
Commercial Services & Supplies	1,898,170	—	—	1,898,170
Communications Equipment	1,873,478	—	—	1,873,478
Computers & Peripherals	500,156	—	—	500,156
Construction & Engineering	1,654,766	—	—	1,654,766
Construction Materials	211,674	—	—	211,674
Consumer Finance	312,951	—	—	312,951
Containers & Packaging	504,868	—	—	504,868
Distributors	134,643	—	—	134,643
Diversified Consumer Services	658,122	—	—	658,122
Diversified Financial Services	678,460	—	—	678,460
Diversified Telecommunication Services	324,490	—	—	324,490
Electrical Equipment	962,843	—	—	962,843
Electronic Equipment, Instruments & Components	3,714,081	—	—	3,714,081
Energy Equipment & Services	3,369,378	—	—	3,369,378
Food & Staples Retailing	674,055	—	—	674,055
Food Products	2,278,819	—	—	2,278,819
Gas Utilities	7,448	—	—	7,448

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

July 31, 2012 (Unaudited)

Nationwide U.S. Small Cap Value Fund

Asset Type (continued)	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Health Care Equipment & Supplies	$2,320,782	$—	$—	$2,320,782
Health Care Providers & Services	2,753,326	—	—	2,753,326
Health Care Technology	151,196	—	—	151,196
Hotels, Restaurants & Leisure	2,196,173	—	—	2,196,173
Household Durables	2,926,913	—	—	2,926,913
Household Products	236,013	—	—	236,013
Independent Power Producers & Energy Traders	249,496	—	—	249,496
Industrial Conglomerates	67,250	—	—	67,250
Information Technology Services	1,301,868	—	—	1,301,868
Insurance	6,735,384	—	—	6,735,384
Internet & Catalog Retail	113,488	—	—	113,488
Internet Software & Services	1,661,168	—	—	1,661,168
Leisure Equipment & Products	359,462	—	—	359,462
Life Sciences Tools & Services	512,316	—	—	512,316
Machinery	3,398,626	—	—	3,398,626
Marine	202,381	—	—	202,381
Media	2,776,016	—	—	2,776,016
Metals & Mining	2,672,270	—	—	2,672,270
Multiline Retail	1,256,336	—	—	1,256,336
Oil, Gas & Consumable Fuels	4,488,045	—	—	4,488,045
Paper & Forest Products	1,507,717	—	—	1,507,717
Personal Products	246,456	—	—	246,456
Pharmaceuticals	525,400	—	—	525,400
Professional Services	943,204	—	—	943,204
Real Estate Management & Development	703,104	—	—	703,104
Road & Rail	1,319,841	—	—	1,319,841
Semiconductors & Semiconductor Equipment	3,884,003	—	—	3,884,003
Software	1,077,233	—	—	1,077,233
Specialty Retail	4,405,788	—	—	4,405,788
Textiles, Apparel & Luxury Goods	1,162,282	—	—	1,162,282
Thrifts & Mortgage Finance	2,045,976	—	—	2,045,976
Tobacco	208,644	—	—	208,644
Trading Companies & Distributors	1,510,926	—	—	1,510,926
Water Utilities	34,396	—	—	34,396
Wireless Telecommunication Services	618,082	—	—	618,082

Total Common Stocks	$92,643,135	$2,140	$—	$92,645,275

Mutual Fund	518,659	—	—	518,659
Preferred Stock*	—	2,094	—	2,094
Repurchase Agreement	—	10,980,933	—	10,980,933
Warrant*	—	—	—	—

Total	$93,161,794	$10,985,167	$—	$104,146,961

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	See Statement of Investments for identification of Fund investments by industry classification.

For the period ended July 31, 2012, there were no transfers between Level 1 and Level 2.

For the period from November 1, 2011 through July 31, 2012, the Fund held three common stock investments that were categorized as level three investments and which were valued at zero. One common stock investment was valued at zero because the stock was received upon the completion of a merger into another company in exchange for any future amounts received upon the conclusion of a legal proceeding in which the acquired company was involved.

One common stock investment was valued at zero because the stock was received upon the completion of a merger into another company in exchange for potential distributions upon the attainment of future milestones.

One common stock investment was valued at zero because the issuer was in bankruptcy.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and sub-adviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Item 2. Controls and Procedures.

(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	September 24, 2012

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	September 24, 2012